Loan ID    Final    Current Exceptions     Servicing Comments                                                                                                                                                                                     Status     Last       Delinquency
           Current                                                                                                                                                                                                                                Date       Action     Status
           Event                                                                                                                                                                                                                                             Date per
           Level                                                                                                                                                                                                                                             Servicer

6261975492 2        [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                                                                                                  03/31/2017 06/07/2017 Bankruptcy
                    Bankruptcy             LOAN STATUS: The current loan status is Bankruptcy.
                                           PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  6/X/2017 loan currently in BK trust payment set up
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is agreed ordered.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1361969835 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                                                                                                  03/31/2017 06/02/2017 0
                                           LOAN STATUS: The current loan status is Performing.
                                           PAY HISTORY: The loan is next due for 04/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4601501667 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                                                                                                  03/31/2017 06/07/2017 Bankruptcy
                                           LOAN STATUS: The current loan status is Bankruptcy.
                                           PAY HISTORY: The loan is next due for 02/XX/2015.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.
                                           Unable to determine the next projected foreclosure step.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1501423116 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                                                                                                  03/31/2017 06/02/2017 0
                                           LOAN STATUS: The current loan status is Performing.
                                           PAY HISTORY: The loan is next due for 04/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  At last contact, borrower was call to confirmed if property has sustained weather damage.  The borrower indicated there was no damage and the property was not in a FEMA zone.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The notes on 4/XX/2017 indicate the loan was converted from non-escrow to being escrowed due to delinquent property taxes.
5711387933 2        [2] Currently          EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                                                                                                  03/31/2017 06/05/2017 60
                    Delinquent Mortgage    LOAN STATUS: The current loan status is Delinquent.
                                           PAY HISTORY: The loan is next due for 02/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1244767321 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                                                                                                  03/31/2017 06/02/2017 Bankruptcy
                                           LOAN STATUS: The current loan status is Bankruptcy.
                                           PAY HISTORY: The loan is next due for 02/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: The file was referred to foreclosure on 11/XX/2015.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is breach/demand notice.  Foreclosure per commentary is on hold due to Bankruptcy.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  05/XX/2017: Per commentary debtor is eligible for a discharge once the plan is complete.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6133844786 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                                                                                                  03/31/2017 06/02/2017 0
                                           LOAN STATUS: The current loan status is Performing.
                                           PAY HISTORY: The loan is next due for 04/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8013918695 2        [2] Currently          EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                                                                                                  03/31/2017 06/07/2017 60
                    Delinquent Mortgage    LOAN STATUS: The current loan status is Delinquent.
                                           PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2081968253 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                                                                                                  03/31/2017 06/07/2017 Foreclosure
                                           LOAN STATUS: The current loan status is Foreclosure.
                                           PAY HISTORY: The loan is next due for 12/XX/2016.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
                                           FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.
                                           Unable to determine the next projected foreclosure step.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3067446104 1                               EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                                                                                                  03/31/2017 06/02/2017 0
                                           LOAN STATUS: The current loan status is Performing.
                                           PAY HISTORY: The loan is next due for 04/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9890685838 2        [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                                                                                                  03/31/2017 06/07/2017 Bankruptcy
                    Bankruptcy             LOAN STATUS: The current loan status is Bankruptcy.
                                           PAY HISTORY: The loan is next due for 06/XX/2016.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is bankruptcy filing.
                                           The next projected foreclosure step is judgment.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4083595480 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    01/31/2018 10/21/2017 0
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2014.  Borrower to make payment in a branch.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9834349447 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    01/31/2018 01/14/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 12/XX/2017.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4794013340 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 7/XX/18 the borrower called to discuss payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6092496914 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 7/X/2019, borrower was called by servicer and advised that modification documents were delivered today and need to review. Comment dated 11/XX/2019 borrower provided payment confirmation for their FastPay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3510883174 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower stated he did not know what they're talking about and hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a disaster area due to Hurricane. No damages noted.
3033730769 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  During the review period of 10/XX/2016 through 09/XX/2019 spoke to borrower.
                                           Primary reason for delinquency is grace period. The borrower accepted a promise to pay cure. The payment plan is 21 with payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXX with declaration code DR-XXXXXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to
                                           10/XX/2017. Damage was noted with a date of loss of 09/XX/2017. Damages were noted to the roof. Inspection of 90% was received and claim was classified as non-monitored. Damage was resolved.
1751845634 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a promise to pay, citing the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 4/X/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
6699490854 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/09/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called on 07/XX/2018 regarding a miss call. The servicer advised
                    unresolved and no      the signed extension agreement was received.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    insurance              responded within 60 days and no further communication from mortgagor.  The borrower filed a written credit dispute against the Servicer on 05/XX/2019. The issue was researched and it was determined all information was reporting correctly to the credit bureaus.
                    [1] Written Dispute -  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded     FORECLOSURE: No evidence of current foreclosure activity.
                    within 60 days and no  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    further communication  LITIGATION: There is no evidence of litigation on the file.
                    from mortgagor         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments dated 11/XX/2017 indicate that the subject property was damaged during
                                           Hurricane XXX. The extent of the damage was not provided. There is no evidence of an insurance claim being filed or a property inspection being completed to confirm the status of the repairs.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 11/XX/2017.
8819232219 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower requested $15 fee on account removed and said was never behind.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded
                    from mortgagor         within 60 days and no further communication from mortgagor.  Borrower disputed $15 corporate advance fee on the account. The fee was removed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Hurricane XXX (DR-XXXXXX) declared on September 10, 2017.
6338915766 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/10/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called to inquire about a reverse mortgage.
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4848861229 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8834898434 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called about insurance and was advised a refund was received and
                    property; identified   the mortgage payment should be lower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9025198619 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower stated they had a death in the family and will have to pay for the funeral.  They also discussed mortgage assistance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2916241412 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9777307383 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9853880169 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6770149388 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3833995588 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3899319556 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact was made on 5/XX/2018, in which the borrower had a balance inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6462552148 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6568625404 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower has accepted the promise to pay cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2403120162 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2000482373 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/12/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018 received verbal de-authorization for 3rd party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9428092170 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4845857873 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower informed servicer their taxes have changed from $2,583.37 to
                                           $1,875.21 and a manual adjustment was made and associate reviewed the escrow shortage with borrower. Comment dated 09/XX/2017 borrower had general questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4006152390 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called regarding their taxes. Escrow shortage was explained to borrower on 09/XX/2019. Comment dated 08/XX/2019 borrower wanted confirmation of their payment as a FastPay was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8454987377 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called on 8/XX/2019 regarding a payment misapplication.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1008647587 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called with general questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2222993268 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Authorized third party called to inform of payment they made and provided the
                    property; identified   confirmation number. Associate spoke with internal partner who was with borrower requesting the escrow surplus be applied towards a payment. XXX was completed with borrowers' daughter on 02/XX/2019.
                    and documented         Request for assistance was received from borrowers' daugher on 03/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                                           10/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3932160682 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  During the review period of 10/XX/2016 through 09/XX/2019 spoke to borrower.
                                           Primary reason for delinquency is curtailment of income. The borrower accepted a promise to pay cure. The payment plan type is 21.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6480688263 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called and requested additional amount on payment be applied to escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4017451185 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/13/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Associate contacted borrower regarding the first payment under the
                    unresolved and no      modification. Borrower confirmed the final mod documents were mailed out.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is indication covered by  05/XX/2017.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1]                    FORECLOSURE: No evidence of current foreclosure activity.
                    Damaged/Occupied/FEMA  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Zone - Active          LITIGATION: There is no evidence of litigation on the file.
                    insurance claim and    TITLE ISSUES: There is no evidence of title issues.
                    funds held by servicer PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments dating back to 10/XX/2016 referenced an enhanced endorse and release claim
                    with indication of     was filed for unspecified damages. Notification was received on 10/XX/2016 that a check for $13,401.03 was issued to the borrower and did not require endorsement. The notes on 02/XX/2017 stated the related contractor bid claim was being suspended due to no funds in restricted escrow and the borrower was unresponsive. There was no evidence the repairs were completed. On 09/XX/2017 the borrower noted they were
                    sufficient to cover    affected by Hurricane XXX. The borrower confirmed on 09/XX/2017 the property was damaged and they had not heard from FEMA regarding assistance. The servicer provided the contact information for
                    repairs                filing a claim through the insurance carrier. There was no sign of a claim being filed. The borrower stated on 10/XX/2017 they were working on getting the roof repaired. On 12/XX/2017 the borrower indicated the repairs were almost complete. There was no evidence of an inspection confirming the status of the repairs.  The damage repair amount is estimated at $13,401.03.  Property repair is in
                    [1] Mortgagor Deceased process.  The property condition is UTD.  The current occupancy status is owner occupied.
                    - Executor/Heir exists ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
                    to dispose of
                    property; identified
                    and documented
4812720754 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower promised to pay and cited the late payment was due to curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3159382910 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with borrower, borrower made a payment iao $34.18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9644410882 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in regarding the year end tax forms.  The 1098 for 2018 was sent to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1231417141 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/19 borrower stated hospitalization  was the reason for the late payment. The late fee was waived. The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2430031916 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9820451531 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3602451612 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower discussed a misapplied payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4977710614 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called requesting the inspection results to be mailed to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  The borrower reported water damage from 08/XX/2017.  Repairs were since completed.
5621299657 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The authorized third party (spouse) advised they are not financially responsible for the loan and modification (recast) documents would be sent via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6604171938 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/17/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower was contacted on 01/XX/2019 regarding the payment due. The
                    unresolved and no      borrower promised to make a payment on 01/XX/2019.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower called on 09/XX/2017 stating they had flood damage as well as roof damages due to
                                           Hurricane XXX. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
6995178690 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower updated email address
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 11/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
3949321084 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in to request mortgage assistance package.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9186073678 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8193843234 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called regarding insurance check. Borrower was with adjuster and wanted to know the procedure on additional check. Servicer advised borrower to take the check to a branch along with settlement letter and itemized repairs. Inspection needed once the repairs are
                                           100% complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
7664846417 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019, the borrower called and discussed payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1707025675 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called regarding insurance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1170693085 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8744269909 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9316176635 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called  inbound and requested that a copy of the loan payment history be provided. Rep inquired about the late payment. Borrower asked to be transferred to the credit bureau to provide payment history, but call was disconnected during transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5169952265 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6015902721 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On 11/XX/2017 the borrower called in to attempt a stop payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9608659731 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 07/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5930300419 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/23/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to discuss payment information and principal amount.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    Servicer responded     responded within 60 days and no further communication from mortgagor.  Bankruptcy hold due to bankruptcy payment research due to dispute.
                    within 60 days and no  REASON FOR DEFAULT:
                    further communication  FORECLOSURE: No evidence of current foreclosure activity.
                    from mortgagor         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Previous BK 7, case # XX-XXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7270079271 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4299421086 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in regarding the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4362352205 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6732300110 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9971344613 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5020361046 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Commentary states spoke to borrower regarding the claim information needed for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5244060466 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower made a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7201325310 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Contact mad with the borrower. The borrower scheduled a payment for
                                           4/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9105160073 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called 5/XX/2019 because FP of $794.11 was made.  Work out plan in progress.  A non-monitored claim was noted for Hail Damage -completed no indication in commentary of outstanding repair items - marked as resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3319212798 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9278637138 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was advised modification was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7155768534 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called and was transferred to an online technician.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8472693011 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called the servicer on December 10, 2019 and advised they are not able to make a payment or submit a promise to pay.  The customer also advised that they would complete a request for mortgage assistance form and provide to the servicer for review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7432574029 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018 the borrower confirmed a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2932185437 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7386404570 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7416022246 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7528389087 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower was offered mortgage assistance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2834001319 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was contacted 6/XX/2019 due to delinquency.  A payment plan was set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7462453521 3        [3] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                    No indication servicer PAY HISTORY: The loan is next due for 01/XX/2020.
                    ever responded and     BORROWER CONTACT: No evidence of recent contact with the borrower.
                    appears issue still    EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates No indication
                    active                 servicer ever responded and appears issue still active.  The account status reported correctly as of 10/XX/19. Multiple late payments were found on the history. No month/year specified in the dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5744623775 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8674464320 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower was having online issues and was transferred to online support.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8068525523 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called on 02/XX/2017 regarding their year end statement for
                                           2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4703814675 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower promised to make a payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 10/XX/2017, the borrower reported hurricane damage to the roof. No further details were provided and there is no evidence of an insurance claim or completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 10/XX/2017.
7477534447 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/12/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 17, the customer contacted the servicer in regards to questions regarding their billing statement.  Servicer was able to answer the customer's questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5289763617 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with borrower manual authenticated
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2461953890 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5655852019 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1255460450 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On 01/XX/2017 Borrower called to verify verbally opted out of Mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7361169487 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower was contacted regarding a new Dodd-Frank document that needed to be signed in order to be eligible for the $5,000 incentive pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4666468875 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to dispute the credit reporting for three payments at further communication  the beginning of the loan.  The borrower was requesting a credit amendment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the payment lates reported for October, November, and December of 2018.  The borrower was advised the payments were not received until 01/XX/2019.  The borrower was insisting an amendment be sent and was advised it was not the servicer's error and the reporting was correct.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5848934261 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The agent spoke with the borrower and completed a fast pay request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a disaster area per the comments dated 11/XX/2018. However there is no report of damage.
1162990392 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer advised that they will be making the reinstatement amount that's good for 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9699676805 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states borrower called in to make a fast payment on 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6605666877 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with borrower who entered into a promise to pay for 11/XX/2019
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    [3] Environmental      LITIGATION: There is no evidence of litigation on the file.
                    Damaged Interior -     TITLE ISSUES: There is no evidence of title issues.
                    Damage remains         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  On 09/XX/2017 the borrower advised the property was damaged by the Tornado/flooding FEMA incident,
                    unresolved and no      and insurance would not cover the repairs. Damages to the roof and drywall in the basement were notated on 09/XX/2017. Mold from the flooding was referenced on 06/XX/2018 with no sign of treatment.
                    indication covered by  The borrower stated on 07/XX/2018 they still needed a new roof. There was no evidence of the repairs being completed.  Property repairs have not started.  The property condition is good.  The
                    insurance              current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments on 09/XX/2017 referenced the property was located in a FEMA disaster zone for flood and tornadoes.
5561603084 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment of $1862.62
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 04/XX/2018 due to Hurricane XXX.  The borrower stated
                                           had a high deductible on the insurance coverage.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8457598164 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3932595874 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  There was contact with the borrower on 11/XX/2019.  They were authenticated through the voice system and transferred to online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6549113048 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower placed a dispute because the loan is not reporting on their
                    [1] Verbal Dispute -   credit report. The borrower was advised that they will need to contact the bankruptcy attorney to file a reaffirmation agreement with the court in order for the loan to resume credit bureau
                    Servicer responded and reporting.
                    appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    closed                 responded and appears issue is closed.  A verbal credit reporting dispute was placed and resolved on 01/XX/2017. The borrower was advised that they will need to contact the bankruptcy attorney to file a reaffirmation agreement with the court in order for the loan to resume credit bureau reporting.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8312093393 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Spoke to borrower- made promise to pay to cure-  for 7/30 and 8/16 $1415.68 each.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5785832592 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7422136536 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9859018279 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to discuss their insurance claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9084076525 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7511004802 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6504844090 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Agent advised modification complete next due 6/X/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2425112724 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8259514992 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7448362935 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to confirm payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 11/XX/2018; no evidence of damages.
4626286698 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to make a payment and stated the reason for default was due to income reduction. Borrower rejected mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2494582631 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6860328388 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized third party; spouse requested a waiver of late fee and associate completed the task. Comment dated 03/XX/2019 ATP called to check the status for COL winter storm claim. Associate informed ATP results were received at 75% and final inspection was requested on the
                                           25th and to allow 5 business days to be contacted by the inspector.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 03/XX/2019 final draw check for $21,299.80 for DOL 02/XX/2015 was released as inspection results of 100% was received for COL; winter storm.
6378275803 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8903595095 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called regarding their escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1456878471 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2808964124 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower stated they used wrong checking account on the returned item.
                                           Associate processecd payment for borrower and waived late fee as a courtesy. Comment dated 09/XX/2017 borrower inquired about name change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4362774768 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower advised excessive obligations as the cause of the delinquency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9154266672 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6820459741 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3928971468 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5054925220 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3537948792 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower requested a fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7492834404 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9355949050 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Contact was established on 04/XX/2019 about changing the name on file from
                    property; identified   the deceased borrower to the remaining borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5552181460 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9396563408 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with borrower regarding refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2916612468 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with borrower regarding balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3190195535 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/04/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is escrow.  The dispute is resolved and the status indicates Servicer responded within
                    from mortgagor         60 days and no further communication from mortgagor.  Borrower emailed escrow dispute to servicer.  Borrower made payment to escrow and escrow was re analyzed to include the payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
5931098864 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/09/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded
                    from mortgagor         within 60 days and no further communication from mortgagor.  Borrower requested waiver of late fees since he was in a modification.  Servicer responded with payment history stating they could not remove the late payments based on the payment history.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5841005896 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke with borrower regarding account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2990099656 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 06/XX/2018 Borrower inquired about general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2018.  The proof of claim was filed 03/XX/2014.  05/XX/2018 Commentary states Bankruptcy was discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3568337511 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Successor in interest called in to verify if name was authorized on the
                    property; identified   account and was advised it was.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2460898483 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1807991384 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called 4/XX/2018 with questions about escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9279342538 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called on 7/X/2019 to confirm a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4971839317 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3439465641 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9009521507 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1157838615 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Commentary states borrower called to confirm payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2304371695 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in to inquire about homeowners insurance payment and was advised payment was going to be made once the insurance information was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1314098462 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 the borrower inquired about the tracking status regarding the documents they previously requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9854776251 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke to the borrower and waived late fee of $35.54 as a courtesy. 11/XX/18
                                           Performing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9684106463 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6542893432 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018 Borrower called to change mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8703100031 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9248976864 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower was contacted on 4/XX/2019 due to delinquency.  A payment plan was set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3071340989 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower was given breakdown of the funds allocation and advised payment was for escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9293211477 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke with borrower and waived late charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2361973559 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4972409304 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke to borrower advised that payment to include escrows due for 6/X/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7186233371 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Commentary states spoke with borrower and confirmed payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8058090169 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called regarding escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5801983449 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7806009175 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was contacted on 12/XX/2019 and a payment was scheduled.  The borrower said the reason for delinquency was that they just had surgery.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Collateral hail damage on 06/XX/2017. Insurance claim file and two claim checks were received on 08/XX/2017 for $8,768.09 and on 11/XX/2018 for $4,482.65. A drive-by inspection on 04/XX/2019 reflected 100% repairs had been completed.
3153999348 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8218734103 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to get online access unlocked.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2576736758 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3151878150 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Customer cancelled auto pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8530551121 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called on 03/XX/2019 regarding the non-monitored claim for water damages caused on 04/XX/2018. The servicer advised the funds were released and the claim was closed due to not requiring an inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3406926219 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The agent spoke to internal arty and advised that they were unable to process
                    property; identified   the reversal because the caller wasn't authorized.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower filed a claim because he thought someone was fraudulently accessing account.  It appears dispute has been resolved.
                    [1] Written Dispute -  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded     FORECLOSURE: No evidence of current foreclosure activity.
                    within 60 days and no  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    further communication  LITIGATION: There is no evidence of litigation on the file.
                    from mortgagor         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8136182937 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2594132961 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1307802446 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1549639183 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called the servicer and advised that they forgot to pay the July
                                           2019 installment. The servicer advised the borrower of the total amount due. The borrower set up a promise to pay for both the July and August installments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The servicing comments indicate that a bankruptcy was filed at some time during the life of the loan. The specific details of the bankruptcy were not included in the comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7990536390 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9593902963 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6532632016 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/29/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5004891836 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower requested a copy of the BPO. Mailed out to the borrower. 9/XX/17
                                           Performing
                                           Borrower requested suppression of paper statements. 9/XX/17 Performing
                                           Third party (daughter) called in ask why the payment has increased. Advised it was due to increased insurance coverage. Recommended that insurance should at least cover the unpaid mortgage balance.
                                           7/XX/16 Performing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6360254964 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4966248764 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6287349429 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in to request FastPay type of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6773249356 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4169768111 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  An authorized third party called on 9/XX/2018 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9514941649 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower contact to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6272174409 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower was contacted to collect a payment and was advised of late charges
                    property; identified   impact.  Borrower promised to make payment and stated reason for default was due to curtailment of income.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and
                    and documented         documented.  The date of death is 12/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9137214778 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7729179736 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4066140026 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called in to request copy of modification agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8486777655 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9829143219 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9073851286 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The date filed, case number XX-XXXXX.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7978239980 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Commentary states spoke to borrower and confirmed the name change on the
                    property; identified   account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2008.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6531100857 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments show contact with borrower regarding TAX bill they received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5142292192 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  spoke to the customer and provided a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7317751834 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower communicated that his son was sick, which was the reason for delinquency - late fee(s) waived and options discussed.  Borrower set up bi-weekly payments to get loan up to date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7042895703 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Comments show borrower contact regarding loan status and payments, payment processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5088648989 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called to confirm modification information and incentive.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3831473583 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  the customer called and provided a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1357412855 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9169980102 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower stated will make payment by 09/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4853322474 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5072163825 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Commentary states spoke to borrower and borrower accepted a promise to pay on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6265208628 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6292912149 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8839395666 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5505769013 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The authorized spouse reviewed a recent payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9420522917 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/19 the borrower stated business failure as the reason for default.
                                           The borrower is self employed. The co-borrower is retired and not working.  The borrower was unwilling or unable to promise to pay. The borrower is interested in mortgage assistance. An initial review of financials was completed. The borrower was provided with a list of documents needed to apply.,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6247747963 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower requesting a payoff through 2/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3393460187 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower updated their email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6604272124 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to inform was making a payments on 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2745781263 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 7/XX/19 spoke to borrower, IVR authenticated - payoff request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9412384203 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Agent contacted borrower to conduct follow up and borrower advised that they were ready for inspection
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5277867198 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Co-borrower called to advise of borrower death. Servicer requested death
                    property; identified   certificate to change name on account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5774421972 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The authorized third party called to confirm the mailing address where the check would be mailed. Also discussed the claim status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2352798097 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower requested copies of the title policy, title package, assignments and the deed of trust.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7176678352 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2857592444 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called regarding payment of homeowners insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9208258489 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower gave authorization for third party. Third party called in to inquire about escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9003475705 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Commentary states spoke to borrower regarding general balance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6685391745 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6681889224 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/19 the borrower called to set up the automatic payment draft for the
                                           5th of each month starting on 11/X/19. It had been cancelled due to a rejected payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6542898648 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower scheduled a payment for 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6096236674 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  spoke to borrower regarding loan status
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4140216548 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called the servicer on December 18 to obtain insurance policy information.  The servicer was able to provide the information requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3488922148 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Authorized third party called to obtain information on the insurance policy particularly the flood coverage. The borrower had received a letter about the flood zone listed on the policy. The party was advised that is what is listed on the policy and no other documents are required.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8717078957 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called with general questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6213136797 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in to confirm payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4151604141 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower inquiry in regards to check received in the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7764963485 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/19 the agent provided the customer with a verbal payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed, due to flood damage, on 08/XX/2016; the repairs were found to be over 95% completed and the insurance claim was closed on 12/XX/2016.
9433385039 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower contact accepted promise to pay plan  rfd: curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1584877680 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8763423126 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019, outbound call. The borrower promised a payment via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6887863297 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The servicer spoke to borrower 1 regarding escrow shortage, also updated insurance. On 12/XX/2019, the last contact was via an inbound call from the Borrower to confirm the payment that was made by the Borrower was applied correctly to Escrow. New and Replacement coverage information was confirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Servicer contact attempt on 12/XX/2019 was stopped, not completed.
7122538373 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The co-borrower verified their information and confirmed an additional claim check in the amount of $1,999.67.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was made for damages from storms dated 03/XX/2019.  Repairs were completed by 04/XX/2019.
5127818642 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Authorized third party made a payment through Fastpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2540365188 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5616480181 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower stated they forgot to mail the payment in.  They promised to pay at the local branch.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6166614536 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower discussed their escrow shortage and scheduled a payment for the further communication  escrow shortage.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states there was a credit dispute regarding the account reaffirmed or not included in bankruptcy
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9290303825 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1745128972 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 12/X/19 spoke with the customer who paid $14,496.27 by Fast Pay. (payment is actually $1,446.27)
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane dated 07/XX/2019.   Previous damage was reported and repairs completed by 07/XX/2017.
5300674200 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower advised that they didn't intend for the bank statements they sent to be for mortgage assistance, and the agent advised that they would requested the application be closed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9068056181 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to advise that they were switching insurance and the agent advised them to cancel the previous policy and deposit the premium refund back into their escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2906400892 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower had a tax inquiry and wanted tax statement emailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7103701253 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a payment dispute against the Servicer on 11/XX/2016; the dispute was resolved the same day.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2945699503 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to borrower- wanted to know about refi- transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1081552746 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called in with promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4288908432 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower wanted to know why their bill was a certain amount and the agent advised them the total includes the payment amount and late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8251538138 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3662479980 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1097258039 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower verified then hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5479521164 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6484689344 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2799320000 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called with a third party on line to verify general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5101666122 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8169361532 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called and made a payment on the loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8055801521 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9388267771 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to schedule payments, $441.63 on 3/X/19, $883.26 on
                                           3/X/19, $441.63 and $3/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7403184212 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/19 the borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2261069165 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4987007431 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower inquired about needing flood insurance on the account. The servicer advised the property is not in a required flood zone and flood insurance is not required on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 12/XX/2017; Hurricane XXX. No indication of damages noted.
5547677586 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower contact in reference to insurance letter received for forced placed insurance confirmed with the borrower of the process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6284777025 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The servicer informed the borrower on 09/XX/2018 that the documents have been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
1440910475 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The customer was advised that the final modification documents were received and passed quality control. The loan had been submitted to system maintenance for completion. The date of the first payment was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2996902396 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The servicer spoke with borrower and advised removed taxes from escrow as borrower chooses to pay for taxes by himself.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX.
8340727211 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The authorized third party called in for the 1098 tax forms.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 03/XX/2018.   No damage was reported.
9763023411 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called wanting to confirm insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2028631337 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Authorized third party changed the automatic withdrawal amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2474233885 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in regards to year end information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8436072040 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.  Borrower is deceased and Executor/Heir exists
                    property; identified   to dispose of property; identified and documented.  The date of death is 07/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX noted on 9/XX/2017. No evidence of damage(s) reported.
3670594872 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.  Discharged Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5821739512 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/14/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  A third party called on 12/XX/2018 (borrower's child) to report damages indication covered by  caused by a hurricane.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is earthquake.  A third party called on 12/XX/2018 (borrower's child) to report damages caused by a hurricane.
                                           The extent of the damages were not provided. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8110638781 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Comments show borrower contact regarding loan status and payments, payment processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3725242004 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Comments show contact with borrower regarding making payment now that she is in bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1683881217 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Comments show contact with borrower regarding escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6796963543 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Comments show borrower contact regarding payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7144328065 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6809493158 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5629516796 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/07/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2839430867 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments show borrower contact regarding loan status and payments, payment processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17
8898855692 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019 there was contact made with the borrower but there is no indication of what was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017 Property was located in a FEMA disaster area due to Hurricane XXX. No damages noted.
6818068413 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Comments show contact with borrower regarding general escrow questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7221918022 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2965915633 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/01/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in and discussed escrow analysis.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 09/XX/2017 the property was damaged by Hurricane XXX; the details of the damages were not provided. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
9811257748 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4979820241 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  ON 11/XX/19 the borrower inquired about the late fees and next payment due
                    closed                 date.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8298004478 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower promised to make a payment  and cited curtailment of income as the reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2977722620 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower verified their information and disputed a bankruptcy payment.
                    closed                 They stated they did make a payment in 2013 and requested all fees and charges be waived.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A bankruptcy payment dispute was resolved by 04/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2996492040 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called to get balance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8466275167 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1309226052 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called for an escrow analysis inquiry
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7384226578 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Communicated recast offer to customer.  Customer received and mailed back documentation.  Tried calling XXX and was told no one there by that name.  Unable to determine employment status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1803193896 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Comments show borrower contact regarding payment confirmation. Comments also show servicer discussed refund request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8821255475 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment by phone.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6985101685 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Spoke to borrower- IVR authenticated- confirmed payment- gave spouse verbal authorization
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  Other than bk being previously discharged, bk info not evident.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3568398932 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called regarding insurance claim. Servicer advised of additional funds received from insurance of $5137.37. Funds were sent to borrower 05/XX/2018 and claim is closed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3773090646 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2006481717 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The customer called in to review process for hail damage from 5/XX/2016. They also wanted to confirm if documents were received for their spouse to be authorized. They were informed documents were mailed out. They were then connected to the mortgage department for assistance with their mortgage for a name change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7369604952 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer discussed general account information and confirmed name change.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2008.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1152192578 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/30/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called  to provide new email address
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9937002357 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1611054800 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to make payment in the amount of $1131.56.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1534457244 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8479926607 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6674415202 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The last contact with the borrower was 11/XX/2017.  General account information was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3159879435 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower requested payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3614767154 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Commentary states spoke to borrower regarding escrow analysis inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5752579157 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5798460436 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3869863310 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower inquiry in regards to letter received for multiple policies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9916909573 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7352446759 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower disputed a payment application and the error was corrected.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed and resolved on 10/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6839812585 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5548233285 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The third party was advised on grace period and payment info.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4973721546 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called  is having trouble putting account info- system not allowing it to save.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2019 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8756174543 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to request the late charge be waived. The agent waived the late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1748728417 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9428590594 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/21/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in to confirm payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7182069362 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9234708819 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower requested email copy of 1098 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7372173423 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Advised the borrower that taxes were paid in full in 2 separate installments in December, 2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7972165887 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7695823712 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states spoke to borrower regarding the escrow analysis inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5875946571 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called and made payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7676938369 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Authorized third party made a payment through Fastpay. Confirmation number was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2426104300 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 07/24/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in on 7/XX/2018 to ask why the statement shows he is behind. The servicer advised him that since 1/18 he has been paying at the end of the month for the current month and his next payment is due 7/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 06/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2341271199 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower verified their information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9959965364 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5473668303 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to inquire about general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4771047012 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6654518428 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower contact 1/XX/2017 general inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9053093107 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7376120878 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9352558435 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to borrower, rfd illness, resolved.  Promised to pay 10/10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7630968027 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower promised to pay on 02/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9790420589 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/23/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower confirmed the next due date and stated they will set up the payment via online bill pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property had damage from hail on 06/XX/2017.  Repairs have since been completed.
5862371592 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower advised that they wanted the agent to call them back to discuss payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7894579950 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower advised RFD was curtailment of income due to illness and no disability coverage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7082283119 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The agent was advised by the a3p that they were unable to obtain renewal information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1945474548 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6022189842 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The customer called to get confirmation of payment and  MPLID was changed to escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6050542716 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9094104342 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3296970213 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower advised RFD excessive obligations and made promise to pay prior to end of month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1150067228 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower made and kept promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2015.  A motion for relief was filed
                                           10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8540594848 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6453145503 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The last contact was made on 7/XX/2019, in which the borrower inquired about further communication  a late fee.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2072216989 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower requested do not call not a cease and desist.  The borrower reported a curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4035963753 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to inquire about mortgage insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4999777784 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to make a payment on loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8839617581 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8539236198 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019, Borrower requested to have calls stopped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 03/XX/2018 indicated the property was located in a FEMA disaster area on 09/XX/2017 for Hurricane XXX.
5996054488 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1892371013 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower promised to make a payment. The borrower stated that they are no longer interested in loss mitigation options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1012491367 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to request MI waiver
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6254858274 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to discuss their credit report.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6563749601 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The customer called in to confirm the correct address and phone number were on file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5186183540 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2018.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5356022917 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with third party regarding account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1901018689 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4986052455 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in regarding a letter receive about modification. The borrower was transferred to the modification department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2218594343 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Spoke with borrower one, discuss the borrower's reason for default. The borrower then accepted a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5121676927 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6703947989 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9189941697 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  spoke with borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2325556428 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Last spoke to borrower when they called inbound to discuss the loan and final
                    property; identified   modification agreement. The loan is performing and borrower is using the XXX regularly to make payments on the loan  Borrower is deceased and Executor/Heir exists to dispose of property; identified
                    and documented         and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7756915947 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9593319817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4209194903 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Documents were requested by the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5377928922 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9480943647 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Comments show contact with borrower regarding ach draft date, borrower changed the date his payments come out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8258057586 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Collection comments indicate borrower called to verify escrow statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3087146667 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On November 22, the servicer spoke to the borrower about the account, mortgage assistance programs, and the customer's escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4464584424 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Comments show borrower contact regarding payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5871091956 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6228240940 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3906553269 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called in promise to pay $1,991.15 on 4/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2910058410 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3515050930 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2094988854 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1505362751 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3186824363 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with borrower about the payment breakdown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4818719025 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4460492277 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/18/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Comments show borrower contact requesting loan documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6512753218 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/07/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5435387911 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2130754550 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1964912379 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The servicer spoke to the borrower who made a payment and requested a fee waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.  The case was closed in 2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4027167327 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay.
                                           12/XX/2019 - borrower called - processed payment in the amount of $1488.71
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4104974318 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower made a promise to pay.  Borrower is not interested in mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9542185504 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6017692113 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer spoke to the borrower who inquired about year-end documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5220085671 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower wanted to know if the late fee was waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2528956947 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to confirm payment amount for 4/X/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9136943775 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Talk to XXX regarding policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6210292896 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The servicer spoke to the borrower who made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1049239697 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/03/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make a payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower advised on 09/XX/2017 of exterior damages due to Hurricane XXX consisting of roof, air condition, and leaks. There was no evidence of a claim being filed or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
3778425979 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4330114671 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8069252357 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4403814336 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in promise to pay $1,041.80 today and $1,287.54 on 8/XX/2018 and states reason for delinquency is due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3322877889 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower set up a promise to pay and advised of curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8668962349 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7690496669 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The servicer spoke to the borrower who confirmed phone contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2876749083 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9849295042 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2016.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7985749717 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9941600578 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2017-The property is located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
4496189126 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Spoke with customer, customer want to verify that the payment made on 6/XX/17
                    property; identified   was received and posted  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2011.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4098858639 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/09/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6392415855 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/02/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to make a balance inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1313258203 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower requested that the ACH payment in December be reversed since a payment was already made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7407430673 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7942636509 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The spoke to the authorized 3rd party who called to ask how to get an HE account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8659784001 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment and declined mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3377552928 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to inquire about escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2637691652 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2454577629 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8748739747 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower confirmed the loan had been moved back to normal servicing.
                                           They also confirmed the payment increase will pay off the escrow shortage.   and payment increase. may pay off the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7955831258 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8794170274 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Borrower was called in reference to account. Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7977731092 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/23/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4379438797 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in promise to pay $1,041.93 today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5975917297 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in to see if they could get a home equity
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2884607020 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called with general questions. The agent advised the borrower the next payment due is 9/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX. No damage was reported.
4875977261 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called for insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1789367504 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with Borrower who wanted to know where the extra payments were applied.
                                           Borrower was advised late charges were paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3402316360 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower accepted a promise to pay set up on 12/X/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3863864469 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6695616998 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower contacted the servicer through email regarding the receipt of the escrow overage funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5785440309 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5249436324 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called inbound and provided verbal authorization to speak to third part XXX from XXX Corporation. Requested a payment history breakdown from past due dates of December 2018-March 2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2684059916 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called about a payoff quote on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017. No damage reported.
9427632458 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in regards to escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6157810304 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower wanted to know breakdown of how funds are to be allocated towards escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1418579733 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make sure payment posted advised not as of yet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4314366270 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower request to have email address updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5592242947 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  inbound call from third party to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5266186649 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called on 01/XX/2018 to request information regarding their insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6760739094 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5314766909 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5853786599 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/01/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 7/X/2019 the borrower called in about a hazard claim.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance sufficient   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to cover repair        FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is evidence of reaffirmation.  A chapter 7 was previously filed on 09/XX/2009 (case number 09-34934) and discharged on 12/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on 07/XX/2019 stating they needed to file a claim. On 07/XX/2019 the borrower advised of damages to the roof. The call was transferred to the insurance department. There was no evidence a claim was filed or any repairs were completed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2303392396 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The servicer spoke with the borrower's spouse who made a payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9000708618 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8164129483 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower inquired about escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9416179284 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5274253514 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower arranged payment by phone on 12/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6236340140 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1441423280 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to confirm the payment from 12/XX/2018 was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9622671396 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower accepted a promise to pay on 08/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6671989159 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/25/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower requested for the insurance to be escrowed.
                    servicer with          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication of related  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    contractor bid         FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damages caused on 06/XX/2016. The claim was classified as enhanced endorse and release. A check for $10,631.12 was endorsed and release at a local branch office on 09/XX/2016. An exterior inspection (drive-by) was conducted on 08/XX/2018 listing 0% repairs completed. The claim was closed per comments dated 08/XX/2018. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $10,631.12.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8568478526 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Last spoke to borrower when they called inbound to discuss the increase in the payment due to escrow shortage and tax increase.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6509341216 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6692609475 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019 Borrower called for confirmation of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8068900423 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower and processed a fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2356708047 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The co-borrower called in and stated that authorized third party should no longer be on account. Borrower requested insurance policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6762671223 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2396868097 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower and sent payment history by email.
                    servicer with          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication of related  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    contractor bid         FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A claim was filed for exterior damages caused on 05/XX/2017; the details of the damages were not provided. Notification was received on 08/XX/2018 a check for $14,057.20 was sent to the borrower and would not require lender endorsement. The notes on 01/XX/2019 indicated a drive-by inspection was received listing 0% work completed. The claim was closed at that time. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $14,057.20.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5915451592 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4490437773 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called on 11/XX/19 to arrange automated payments on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9344644927 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The servicer spoke to the borrower who made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3840515674 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to make payment arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1811518115 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Received call from third party and advised that the city needs to be on the docs.  Rep advised that there was no line for it but will be in commitment.  Third party also advised that the docs are recordable.  Advised that customer has mailed in payment on 2/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9355345849 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower was contacted to discuss the account and the call disconnected
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2722585660 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3615899483 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9617522630 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5256181241 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6810590102 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer spoke to the borrower who had insurance claim questions. The call was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4844241318 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6873214758 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5364643164 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower gave verbal authorization to speak to third party, significant other.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6321005071 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower contacted servicer regarding their homeowner's insurance policy on account. The borrower advised the policy was canceled on 05/XX/2019 and they would not be renewing with the same company. The servicer advised borrower to shop for a new policy or the servicer would have to force place insurance on the account. The borrower understood and updated their home phone number with servicer. No additional questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2594280598 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called mad a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2429205277 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Third party inquired about general balance of loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1661421688 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2316903151 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2334194543 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called on 03/XX/2019 to confirm a payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6807522205 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6972026669 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in regarding mod.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5438042418 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3730911289 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/19/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7269638335 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2368018897 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7039497165 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with borrower, borrower cancel duplicate payment on the account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7069230734 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borroewr called with general questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: ACH was processed for the curent mortgage payment effective with the May payment. Loan was cited as being ineligible for Recast on 05/XX/2017.
9533344676 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  05/XX/2017 - Talked to borrower -- promise to make payment in the amount of
                                           $1757.59
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3382271777 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called RFD: excessive obligations
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7728385045 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in for general account information.  Borrower is deceased
                    property; identified   and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2010.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8013323707 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9004515670 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3559315820 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  inbound call from borrower to verify payments on account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5071809840 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 2/X/2019, borrower Maruean Gamache requested document correspondence.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3838830520 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 04/XX/2018 Borrower inquired about confirmation of escrow payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9681054791 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in regarding a letter received and was advised to disregard.  The letter was in reference to another loan and another borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9364847182 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4973064648 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4213567864 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in and wanted to dispute the negative credit reporting for
                    closed                 the 6/X/2019 payment. Call was transferred to the Escalation Department. Borrower unable to provide information necessary to make workout decisions.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing the Credit Reporting for the 6/X/2019 payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 10/XX/2019, borrower called to report a new claim  for Wildfire on 09/XX/2019.  Claim classified as non-monitored.
8204593163 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/29/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6672196302 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 principal reduction payments were discussed with the Borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2199680932 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to confirm the correct insurance policy.  The borrower stated never received a refund from the prior company and the servicer advised never received a cancellation.  The servicer suggested to reach out to the prior company to confirm the policy was cancelled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1365938335 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower request for a copy of tax document.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2292574808 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to check the status of the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4605637680 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called on 05/XX/2017 with general account questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1099060540 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to make an escrow shortage payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8285379781 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8178231120 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2014.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1037709890 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7293114040 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 12/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5078309098 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in about payment dispute.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower rfd was due to payment dispute,
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9345354519 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower was contacted on 09/XX/2019 regarding the past due payment. The borrower advised of a death in the family and scheduled a payment to draft on 09/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8413294799 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7397580466 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called on 05/XX/2019 to make a principal payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7155944044 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in regards to escrow portion of current payment, advised part of the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8381401505 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Spoke to borrower made promise to pay for 7/29.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2019.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2019 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1900464054 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke to Borrower and internal banker about assistance, directed them to website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7687890726 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to report an insurance claim for hail damage that occurred
                                           3/XX/2018, transferred to claim department
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 06/XX/2018, regarding Loss Draft: Claim closed, no final inspection, non-monitored.
9802499880 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The servicer spoke with the borrower and took a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX (DR-XXX) as of September 10, 2017. No property damages were reported.
6062227165 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Spoke with Borrower, updated contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9842805699 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower has accepted the promise to pay cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1358113537 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in about general account information.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Notes indicated servicer investigated and responded to multiple disputes between 11/18 and 5/19 the borrower made regarding an incorrect date of first delinquent. The servicer indicated the loan was reporting accurately to the credit bureaus with no sign of delinquency.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3414045403 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9883511568 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4276869198 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in to address premium amount due to increase in insurance amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8044004812 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/24/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1211789986 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1477767592 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in reference to the homeowners policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1055067007 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with borrower, conversation unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on 10/XX/2017.  No damages were reported.
8911670342 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6888397477 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4794713363 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called for document request for claim check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6887879953 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was contacted 10/XX/2018 due to delinquency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4326536123 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The servicer discussed insurance related issues with the borrower.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called on 10/XX/2017 stating the roof was damaged due to Hurricane XXX.
                                           On 01/XX/2018 the borrower noted repairs have not started yet due to waiting on an estimate; however, the roof should be fixed by 04/XX/2018. The notes on 03/XX/2018 referenced an enhanced endorse and release claim was opened and approval was provided to a branch representative to endorse/release the check for $14,000. The claim was reclassified as non-monitored and closed on 04/XX/2018.
                                           However, the borrower later stated on 08/XX/2018 they were experiencing a hardship for additional expenses due to home repairs were needed. The details of the damages were not provided and there was no evidence the repairs were completed.  The damage repair amount is estimated at $14,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 10/XX/2017.
2028058919 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7334871477 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower requested that relationship manager call him back.  4/X/18 Earlier.
                                           Spoke with Borrower about flood area determination.  Also borrower stated was told would get 4% on Modification, reviewed and indicated step 4.875%.  Borrower asked if it could get reviewed again
                                           said yes but mortgage would move to 40 years if approved.    Agent explained forbearance and borrower stated will just continue to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9428926233 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1287847526 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5862732025 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made fastpay payment on 12/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5767995885 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to confirm payment tracking.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4352292117 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8882060553 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 9/XX/2019 the borrower said they will make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3976019445 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to change his automatic draft date.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Borrower disputed loan modification decision and calculations used. Servicer responded and explained calculations and loan mitigation options available.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5640102979 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3400497140 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2546791734 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8492627095 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made contact via email to request a copy of the modification agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2923751129 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7346698384 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in regards to their tax payment. Associate set task to verify and pay taxes as they were due on 06/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5190989861 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make their 2nd trail payment of $1097.86
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
7432998847 2        [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  ON 03/XX/2018, an unauthorized third party made a promise to pay and advised
                    property; identified   that the payments were late because they were utilizing the grace period.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is
                    but not documented     unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7256479825 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Talk to borrower 1 regarding payments she states husband which is borrower 2 makes payments every month rep advised account has been past due since 11/2018 due to payment was returned. Borrower states will have spouse call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2580730871 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/X/19 borrower called requesting payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9191019100 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The last contact was made on 9/XX/2017, in which a third party had a general inquiry on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4975442863 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1980343858 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/05/2019 0
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5616271273 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower has accepted the promise to pay cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7190737683 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to ask about current interest of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4805796213 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4382699757 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower confirmed a payment in the amount of $836.77 for 01/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9376439495 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX//2018,  Borrower was called and advised system Loss Mitigation
                    closed                 maintenance was completed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2017, indicate property located in FEMA Disaster area due to Hurricane XXX. No damage reported.
7806817758 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The agent notated they spoke with the borrower .The note is not detailed but is listed as a fastpay request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4427548936 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9805043321 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Servicer spoke with borrower on 12/XX/19 in regard to ptp fastpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1591283713 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a promise to pay.  Borrower is also interested in mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2527476033 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/17/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called on 02/XX/2019 to request a final inspection for the claim
                    servicer with          process.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The comments on 08/XX/2018 referenced a non-monitored claim was filed for hail damages caused on 07/XX/2018. Approval was given at that time for a branch representative to endorse and release a check for $4,957.37. Another check was later endorsed and released on $8,641.02 on
                                           10/XX/2018 and the claim was reclassified as enhanced endorse and release. The notes stated an inspection was required showing 90% of repairs completed. An inspection was conducted on 02/XX/2019 showing 89% of work completed. A call was made out to the borrower on 05/XX/2019 to schedule a new inspection; however the borrower was unresponsive. The claim was reclassified as non-monitored on
                                           06/XX/2019. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $13,598.39.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7215177465 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8955563005 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1742541069 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower inquired on available assistance options for the government shut down and associate coded the account. Comment dated 02/XX/2018 borrower inquired about their escrow analysis. Borrower called on 02/XX/2018 for a breakdown of how payment for $1,112.00 was applied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7273106869 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to make a payment promise on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9194154675 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called with general questions and when they were given the principal balance, borrower stated it isn't paid off yet. Comment dated 03/XX/2018 borrower scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2739343424 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3307631630 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to discuss the payments and escrow. The borrower also made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017.
9491072295 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4991571950 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Spoke with borrower regarding modification recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9606362246 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The  borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9610757408 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called on 11/XX/2018 to report a claim for hail damages caused on 09/XX/2018. The servicer advised the claim was non-monitored and did not require an inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3014312270 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On 9/XX/2017, the borrower wanted to confirm a payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3118996514 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Authorized 3rd party promised to make a payment in the amount of $1899.16 on
                                           11/XX/2019 via Fast Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2494342740 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9411250925 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower contacted the servicer regarding their tax bill and was advised of the process by which the servicer pays the taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3232532451 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8412917799 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5022415057 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/19 the borrower accepted a promise to pay cure of $1,037.05 by
                                           12/XX/19 at the branch.  Plan was kept.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 8/XX/2017 as affecting the borrower, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
4687267592 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower requested a payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8768295976 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Spoke to borrower and advised we received the recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  Unable to locate filing date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2624294384 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8859971250 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 01/XX/2018 Borrower requested copies of general documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8941022161 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6645696298 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with customer and confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9413965991 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/30/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called on 05/XX/2018 to schedule a payment to draft on further communication  05/XX/2018.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  There was a dispute of date of first delinquency noted in the file on the following dates:4/X/2018, 5/XX/2018, 6/X/2018,
                                           8/X/2018, 10/X/2018, 12/X/2018, 2/X/2019, 5/X/2019, 6/XX/2019, 7/XX/2019, and the most recent one on 9/X/2019.  Each of the dates listed for the dispute have all been resolved with the notes stating the account is current at that time and the date of first delinquency is correctly reporting.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4069311965 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5505187881 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower has accepted the promise to pay cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8712867398 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called on 07/XX/2019 stating they forgot to mail their payment,
                    unresolved and no      and promised to make the payment on 07/XX/2019.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 09/XX/2018 to report a claim for water damages caused on 09/XX/2018. However, the comments on 02/XX/2019 stated no funds were received/issued for the claim due to the damages were less than the deductible. The claim was closed on 02/XX/2019. There was no evidence of any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 10/XX/2017 indicated the property was located in a FEMA disaster area for Hurricane XXX on 09/XX/2017.
1850020841 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with borrower regarding missing payment research.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9037730315 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The last contact with the borrower was on 12/XX/2017 to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8783934322 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9912075348 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in regarding the escrow analysis and the servicer reviewed the information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4258024992 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Earthquake comments noted on 8/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
                                           Comment 01/XX/2018, Loss Draft, received inspection results. Inspection found work 100% completed.
8543520305 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5179460778 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5641165185 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7322293052 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called with questions about assumption.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3668599937 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/02/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower advised will send in the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2678207771 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2619190271 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Welcome call with all questions answered
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8189215837 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019, the customer enrolled in an autopay program which will start on 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2275398404 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 Borrower inquired general online support information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2343369796 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7416851165 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 8/XX/2018 the borrower had questions about escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4703291482 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8167313758 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7961716834 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2560523783 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower requested that old account notification be removed from account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5976661492 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to confirm that his payment was received.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
5110463607 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9845170650 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7952946476 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to discuss sending in documents.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017 the borrower advised of pool damage, broken windows, and damages regarding shingles from the roof. There was no evidence a claim was filed or any repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
1766755659 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9319269873 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to discuss monthly statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2272094241 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1565874695 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke to Borrower 1, primary RFD bankruptcy.  Promised to pay 8/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2792297448 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9230538957 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 01/XX/2019, Loss Draft, Inspection completed on 01/XX/2019,  and Inspector indicated work is 100% completed. On 01/XX/2019, final draw for $5310.99 released.
3752321099 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1731523939 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower spoke to the servicer about disaster extension.  Next payment is due in April.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX on 9/XX/17.  There is no damage.
6919300859 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8080002259 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer contacted borrower to request a copy of the IC049 letter to be sent to servicer regarding the hazard claim on the account due to Hurricane XXX. Noted 09/XX/2019 the servicer spoke with borrower's insurance agent requesting to submit a copy of borrower's wind insurance policy. Servicer provided fax number in which to submit documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 12/XX/2018 indicated the property was located in FEMA disaster zone for Hurricane XXX on 09/XX/2017.
3665391905 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4250024992 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4020522047 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5611865064 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2019 0
                                           PAY HISTORY: The loan is next due for 12/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1199311332 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2740268324 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9828945781 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 9/XX/19, borrower called regarding check activity.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Comments dating back to 08/XX/2018 referenced multiple credit disputes were received regarding months being incorrectly reporting late, as well as the account balance, status, and history being incorrect. The notes on 12/XX/2018 referenced that it was confirmed the loan was reporting accurately to the credit bureaus.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 11/XX/2018 indicated the property was located in a FEMA disaster zone for Hurricane XXX. A claim was filed for damages caused by the hurricane on 09/XX/2018.
                                           An inspection was conducted on 09/XX/2019 indicating all repairs were completed.
7644603970 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4098358416 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower made a branch visit regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1804903013 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8174597299 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The third party made a payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8100121842 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1019861561 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9990470727 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called about general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6752741947 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/06/2020 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5727300533 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower has accepted the promise to pay cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3761867308 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6470176715 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke with customer regarding fastpay request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9023574851 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3361701882 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a payment and made a verbal do not call request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: It appears the property is located in a FEMA disaster area due to natural disaster dated 10/XX/2017. However, there was no damage reported based on the provided comments.
6228805282 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3704109609 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7328361008 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3815988114 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7016197148 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/20/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3421032023 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9345345940 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  On 07/XX/2017 Authorized third party inquired about the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8561131255 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to confirm a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7320159490 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Advised the customer there are no late fees on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3007980962 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke to the borrower regarding assistance. The borrower stated they are no longer applying for assistance since their situation has been resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2755236701 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/22/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower promised on 09/XX/2019 to make a payment by 09/XX/2019. On indication covered by  12/XX/2019, the last contact was via an inbound call to make a payment in the amount of $613.40 for 12/XX/2019. The Reason For Defaul was the Borrower was not feeling well and the Servicer waived
                    insurance sufficient   the late fee as a courtesy which would free money for medicine..
                    to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [3] Damaged Interior - FORECLOSURE: No evidence of current foreclosure activity.
                    Damage remains         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    unresolved and no      LITIGATION: There is no evidence of litigation on the file.
                    indication covered by  TITLE ISSUES: There is no evidence of title issues.
                    insurance              PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower referenced on 11/XX/2017 a roof leak in a bedroom as a result of Hurricane XXX; no mention of a claim or repairs were noted.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                    [3]                    ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
                    Damaged/Occupied/FEMA
                    Zone - Damage remains
                    unresolved and no
                    indication covered by
                    insurance

                    [2] Property is
                    located in a FEMA
                    disaster area.

                    [2] Property is
                    located in a FEMA
                    disaster area.
9104703843 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called on 4/X/2018 to with questions about property tax and assessments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6260589134 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke to borrower and advised to send in proof of tax payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3666333312 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/25/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with Borrower, manual authenticated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7044137784 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to update phone number
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2738450547 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is 04/XX/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1884653926 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7191816039 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7571706942 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9821101838 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower regarding escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1148058913 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7083863393 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6929080834 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to confirm the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8377620463 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/07/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower states divorce and spouse is now responsible for the home.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer is disputing credit reporting, servicer confirmed accuracy of reporting.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2014.  A motion for relief was filed 10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9736863751 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in regarding the updated insurance and also was advised more funds were paid into the escrow account than were needed.  The additional funds were applied to payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1254719206 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to confirm if payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9134717761 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3676226974 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called regarding escrow shortage and advised was shopping around for other hazard insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1578354450 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower requested assistance with the website.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4101007218 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The last contact was made on 7/X/2019, in which the borrower had an insurance inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5772134213 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/04/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to get funds move to proper area.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Requested new EA Route.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Root cause reason - Borrower request - C service amount disputed (not C & P) Issue resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8849372509 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Third party requested a call back to borrower.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4385302586 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to check the claim status for COL Hurricane, Date of Loss
                                           9-XX-17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 10/XX/2017, Property Located in FEMA Disaster Area as of 9-XX-17 due to Hurricane XXX.
8992043597 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in upset about the grace period.  Borrower stated she will make a payment when she feels like it.  The call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7752248745 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  04/XX/2019 - talked to borrower - verified general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9281929653 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/21/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called to say that they are unable to make the payment this month,
                    property; identified   their account has had fraud activity.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4329289602 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower has accepted the promise to pay cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2559942072 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8293219269 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke to the borrower about the payment change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9451894397 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower contacted and promised to pay 1120.04 by 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2012750079 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  spoke to the customer borrower deceased  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5315077102 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6187818228 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower promised to make a payment via Fast Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2626155871 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a promise to pay.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute appears to be resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7857525011 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
3021948609 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to schedule payment, however, associate had to conference
                    property; identified   borrower with their bank to confirm the last 4 digits of the checking account to proceed. Borrower requested coies of their year end statement to be mailed on 04/XX/2019. Comment dated 08/XX/2018
                    and documented         borrower updated their mailing address. On 03/XX/2018 borrower was transferred to report death of borrower. Request for a name change form was cited on 03/XX/2018.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1432329360 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/13/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower had questions about property tax and escrow on 10/X/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1550070777 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to discuss property year end tax statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3193164577 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8335278275 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7466240630 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower stated will make payment by 03/XX/2018 to bring current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted 10/XX/2017, no evidence of damages.
5852497476 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 Borrower inquired escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9456638398 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5396918647 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5994227669 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2887084223 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The servicer advised the customer that the assumption package was sent on
                                           11/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6310836892 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8973056718 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5311378960 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 2/XX/2018 the servicer called to confirm the modification was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5501341902 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Loan is performing and there has been no contact with borrower since 4/XX/19
                    servicer with          despite continued efforts from servicer.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 02/XX/2019 to report a claim for water damages caused on 01/XX/2019. The borrower advised a pipe burst in the home. The claim was classified as monitored. Two checks for $6,949.77 and $1,129.31 was deposited into restricted escrow at a branch office on 03/XX/2019. The claim was reclassified as non-monitored, and all funds were released on 03/XX/2019. The claim was closed on 03/XX/2019. The notes on 05/XX/2019 stated another claim check for $10,254.88 was endorsed and released at a branch office. The claim was reclassified a monitored. Additional funds of $693.12 were released per comments dated 07/XX/2019. There is no evidence of an inspection being received to determine the status of the repairs.  The damage repair amount is estimated at $19,027.08.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9030480719 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2955812636 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/19/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3935759475 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to make a payment of 1435.90.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1418215668 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was contacted on 12/XX/2019 and a payment plan was set up.  The reason for delinquency is grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4121812463 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  09/XX/2019 inbound call spoke with borrower
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6819895053 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 08/28/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower inquiry in regards to the statement received reflecting the account as past due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7139848563 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/X/2019, the borrower accepted a PTP1 cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 11/XX/2018.  No damages were reported.
4203741240 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018 Authorized third party inquired about recast letter. The letter was discussed with Third party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3229882205 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to a Hurricane noted on 8/XX/2019 (date of loss 10/X/2016). Final inspection results (100%) with all work completed noted
                                           on 6/X/2017. Commentary on 8/XX/2019 indicates a non-monitored loss draft claim check in amount of $17704.62 for Hurricane loss (date of loss 10/X/2016) was endorsed by the branch and released to the borrower via federal express.
1525122914 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke with the customer confirmed current status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8131947546 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2610406497 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a promise to pay.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2012.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3741953305 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 12/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called on 03/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  The borrower previously filed a chapter 13 on 12/XX/2010 (case number
                                           XX-XXXX) which was dismissed on 11/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6716056198 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to request to have the escrow account closed.  The borrower was advised will be responsible for making the tax and insurance payments and the borrower agreed.  The request was approved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4948089040 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  spoke to the customer to provide a late fee waiver
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4324417452 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4774219323 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower requested an escrow analysis, the servicer will notify the borrower when the analysis is completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6485638422 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer  spoke to the agent regarding general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7195643593 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in regards to escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Hurricane XXX Noted no damage noted as of 09/XX/2017
2987848282 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in and was advised of year end information.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  There was a payment dispute regarding the application of a deposit made on 06/XX/2017.  The deposit was posted for $2500 and should've been $2005.  An overage was posted in the amount of $495.  An adjustment was made and a letter was sent to the borrower advising of the change.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1136592624 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/08/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke to the borrower about general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3693721941 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to make promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3662672011 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called on 04/XX/2018 with general account questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9129888758 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/25/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3777235008 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9370912191 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in reference the payment increase and the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1616382518 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4446960056 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 inbound call spoke with authorized 3rd party, borrower scheduled payment $577.26  advised this would bring account current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1311271637 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called with general comments noted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3760770469 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower was contacted on October 26, 2019 due to delinquency, the customer was not able to make a promise to pay or a payment on this date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6589350888 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3149200131 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1648089667 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7076731014 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2664606994 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3532141311 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower stated will call back at a more convenient time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9952499829 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with borrower and advised that the fast pay was accepted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3746722731 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower contact on 7/X/2018 was for a copy of the deed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2859853638 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke to the borrower regarding the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4634137515 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6096171702 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3397110357 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke to borrower and he is unwilling to offer a promise to pay.  Borrower is interested in mortgage assistance but could not complete the interview and does not have access to the internet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6263702957 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2487424970 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2739968597 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5881625767 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018, the borrower called regarding claim funds. Inspection shows repairs 100% completed 09/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2892416405 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was advised on 7/XX/2019 that the servicer does not amend the
                    closed                 credit report.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower missed a payment and requested negative credit reporting to be removed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7325611331 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower advised the forgot to make the payment and accepted a promise a pay plan type 21
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8042357982 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer spoke to the agent about general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1267602867 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6980484789 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower verified their information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6248216771 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9795764386 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The last contact with the borrower was on 09/XX/2019. The borrower accepted a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3410514800 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5380609109 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7505689802 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on 11/XX/2018.  No damages were reported.
4398552331 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9690479277 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called to check minimum payment - under national disaster - 90 day
                                           Forbearance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5955003040 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [2] Payoff has been    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    requested within the   REASON FOR DEFAULT:
                    last 60 days           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  09/XX/2019 Commentary shows Bankruptcy is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6585147665 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to inquiry on the escrow analysis
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3787905117 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in with payoff inquiry, wanting to know if the entire amount has to be paid off. Quote needs to be sent by fax. Transferred to loss mitigation for short settlement payoff amount, not short sale.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8269410797 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke with Borrower, emailed 1098 for 2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1012537847 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called on 06/XX/2019 to schedule a payment to draft on
                                           06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1172482150 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  03/XX/2018 -- Talked to borrower with a promise to pay $2733.26 for a 1 month repayment plan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7633081228 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6933968560 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The servicer spoke with borrower who stated is not seeing account being
                    closed                 reported to credit bureaus. The agent pulled borrowers credit report and confirmed is not reporting to all 3 credit bureaus. Borrower did go through a chapter 13 but it was discharged in 11/2017 and should be reporting all payment history from discharge date.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower is disputing credit reporting stating that account is not reporting to all 3 credit bureaus. The agent pulled borrowers credit report and verified that the account is not resorting to credit bureaus. The loan was discharged in chapter 13 bankruptcy and should be reporting from discharge date. The servicer pout in a credit correction.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  Prior chapter 13 bankruptcy was filed 06/XX/201 under case number XX-XXXXX.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
9428465721 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Mortgage insurance dispute.  The dispute is resolved and the status indicates
                                           Servicer responded and appears issue is closed.  08/XX/2018 Commentary states Mortgage Insurance dispute. Borrower was sent a refund due to cancellation of Insurance. 01/XX/2019 dispute was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6467555403 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/12/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2910819163 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8001074416 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Spoke with Customer, processed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3093791655 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8102541999 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/X/19 the borrower will pay $350.40 by 11/X/19 within the grace period,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5374687192 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6027795189 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/23/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in regarding tax information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7167425195 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5684449633 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower contacted the servicer on 07/XX/2017 to make a general inquiry on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8648649413 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9889774388 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2599384778 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  the customer called and promise a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3606285959 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to make the escrow shortage payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3112291763 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/23/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5933171370 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called and made a payment in the amount of  $2,592.34.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5397663184 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to request copies of insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9231249683 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1747406193 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3383439810 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower paid the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4778149435 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to request copies of March and April statements
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9309821765 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4730434549 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 12/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower advised the payment was made and will go through.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
1070811306 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower promised to pay, reason for default curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4353831086 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4961957561 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower advised will make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
2400679870 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  the customer provided a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4164452044 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 02/XX/2018 Borrower was called in reference to account. Borrower made a promise to pay by 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4757464047 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called on 09/XX/2019 to discuss the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5843591299 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9780707664 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to get information about HOI, also said he is not getting statements in the mail.  Paper statement unsuppressed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1061379992 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The last contact was made on 11/XX/2018, in which the borrower requested a payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3120047352 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018 inbound call spoke with borrower no further comment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5162536641 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke to Borrower, primary RFD is curtailment in income, promised to pay
                                           8/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2098430774 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called on 04/XX/2018 to discuss the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3012438018 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2852042372 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last contact was made on 8/XX/2018, in which a third party had a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6739632467 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2017.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8712275998 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke to the borrower in reference to the prepayment penalty loan payoff and the mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2560255556 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to confirm the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The case number, date filed, discharged date and the chapter was not evident.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1525985566 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The customer called and provided a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4534578287 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5276009871 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9172653460 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6782889779 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8246531925 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke to borrower and she said her income is lower because of wage
                    closed                 garnishment.  She wanted to know why her payment went up because she does not escrow taxes.  Advised borrower she will need to speak to customer service for better assistance.  Borrower stated she would not be able to afford a higher payment.  Advised borrower that payment was due to an escrow shortage and that payment would be going down in December.  Borrower wanted to speak to customer service.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment increase.  Borrower advised payment increase due to escrow shortage.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4907609733 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  12/XX/2017 spoke with borrower, not further comment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9233103509 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower stated had not received the year end statement. Also requested a copy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3405626086 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Spoke with Borrower explained an increase in taxes will cause an increase in payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2914361162 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6840130650 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower spoke to customer service on 2/XX/2018 regarding general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9583862160 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3990331409 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6790709313 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Spoke to borrower in regards to a refund check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5764275697 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called on 08/XX/2019 regarding their escrow analysis after the increase in their insurance premium.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1667206262 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1642056699 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  07/XX/2018 - Talked to borrower - verified account demographics -- borrower promises to make payment in the amount of $691.70
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6774785540 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7136244171 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make a payment of $832.96
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2752413576 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3497121901 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower provided permission to assist the insurance agent with the new policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9772143120 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5993071375 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2927155128 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1052003360 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called in to confirm payment and updated contact information.
                                           The borrower was advised no payment was received in 08/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7385894716 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019, the borrower gave a fast pay payment for the escrow shortage in the amount of $275.90.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8520456766 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called to check for status of payment on 3/XX/2017.  Call was made to borrower to solicit for MOD.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1017100552 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Last contact with the borrower they promise to pay on 08/XX/2019 and
                                           08/XX/2019. Borrower stated had curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9205251413 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4000307147 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The servicer discussed the e-mail the borrower received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9627888161 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke to borrower and transferred call to credit card specialist.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4024050934 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called on 03/XX/2018 in regards to a delinquent tax bill they received. The servicer advised it was the borrower's responsibility to pay and to contact the tax office.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2846583322 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower inquired on a refund check from 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6187560315 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with Borrower, conversation unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2839890184 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  the customer called and promise payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8979130529 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed due to water damage to the subject property on 07/XX/2016; the repairs were completed and the insurance claim was closed on 11/XX/2016. There is no evidence of unresolved property damage as of the review date.
1704649313 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower stated they'll go to the local branch to get outstanding fees
                                           addressed.Not comfortable providing checking info over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3420668179 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7821231225 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/20/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to discuss pay history.
                    [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    Servicer responded and responded and appears issue is closed.  Comments dating back to 08/XX/2018 referenced the borrower filing a payment dispute. The borrower stated they have made their contractual payments and should
                    appears issue is       not be past due. The issue was researched and the application of funds were corrected as of 09/XX/2018.
                    closed                 REASON FOR DEFAULT: The reason for default is payment disputes.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2015.  A motion for relief was filed 04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6102162091 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9351904571 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3934836843 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made a promise to pay $1167.26 on 11/X/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7946089403 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/19/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact with the borrower was on 05/XX/2018. The borrower called in to discuss a survey.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6454076741 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  12/146/2019 agent spoke to the customer XXX Rodell no details were provided.
                                           However, notes indicated that an express pay check for hazard insurance was sent on 12/XX/2019 due to hazard insurance cancellation notice.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6114099939 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower accepted promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2220364574 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The notes show that the agent spoke with the borrower but do not show what
                    [1] Written Dispute -  was discussed.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer within 60 days and no  responded within 60 days and no further communication from mortgagor.  The comments on 09/XX/2019 stated a dispute was received from the borrower regarding late payments. The issue was reviewed and further communication  it was confirmed the loan was reporting as current. The review also revealed multiple late payments reporting; however, the dispute did not specify which months/years were being disputed. There was
                    from mortgagor         no further evidence of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments indicated the property was located in a FEMA disaster area on 09/XX/2018 due to Hurricane XXX.
4916928173 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6434293060 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1401975364 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3468182988 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4451074817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6409462827 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Comments show contact with borrower to process speed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6495855371 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower made a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4370616529 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/13/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3648062276 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower requested a copy of the billing statement sent by US mail.
                    [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer
                    Servicer responded and responded and appears issue is closed.  Borrower disputed the 1099 from 2016.
                    appears issue is       REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6119973854 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  inbound promise to pay processed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6029101564 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6171148180 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Spoke to borrower, promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5141551707 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to verify tax information for 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2015.  A prior Chapter 13 #XX-XXXXX was dismissed on 04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2583201353 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  the customer called and provided a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4491036919 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Comments show authorized third party regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4245952223 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a fast pay request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A monitored claim was filed for wind damages caused on 11/XX/2016. An inspection was conducted on 09/XX/2017 indicating all repairs were completed. The final draw of funds were released on 09/XX/2017.
5471734767 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower scheduled a payment for $1,109.25 for the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7525383605 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7126162967 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in regarding the final claim check and was advised it was mailed on 08/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for vehicle collision damage that occurred on 07/XX/2016.  The claim was closed on 08/XX/2019 with all funds released and a 100% inspection dated
                                           07/XX/2019.
1155789745 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke with the borrower regarding recast letter received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2117587217 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3340616764 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/21/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  inbound call to notify of the borrower deceased  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5874449834 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8940244597 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1195631270 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/29/2018 0
                    As Required            PAY HISTORY: The loan is next due for 04/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6217939124 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9465247216 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  the customer called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7256346852 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 8/XX/2019 the Borrower promised to bring the loan current by 09/XX/2019.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  On 10/XX/2017 the borrower advised of flood damages due to Hurricane XXX.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 10/XX/2017.
1371206013 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called on 05/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6296496935 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in payment. Called back to ensure payment reflected on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6307802819 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Commentary states borrower called in and accepted a promise to pay on the account. The borrower advised of reason for default and requested to defer mortgage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3176541417 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  inbound call from the customer who promise payment of $1553.97
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3839298108 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Agent spoke with borrower and power of attorney regarding loan level information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5675215220 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with borrower confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9130433179 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2170137914 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/15/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower made a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3346013504 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There is no evidence of contact with the borrower during the 36 month review period, but during this time the loan remained current and performing.  There is also a gap in comments from 10/X/2016 - 5/XX/2017, 10/X/2017 - 12/XX/2017, 2/X/2018 - 5/XX/2018, 9/X/2018 - 12/XX/2018, and 2/X/2019 - 7/XX/2019.
9605409529 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke to borrower, IVR authenticated
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7712453724 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Commentary states spoke to borrower regarding the general balance information for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8829443597 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2007.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2008 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2699780878 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9100051698 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Amortization request discussed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3735056479 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8055658130 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9422960796 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7798135971 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower has accepted the promise to pay cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7459451172 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Commentary states borrower called in and advised of reason for default.
                                           Borrower accepted a promise to pay on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7221855630 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower brought the claim check for water damage to the branch for
                    funds or covered by    endorsement.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 06/XX/2016.  Claim funds in the amount of
                                           $3139.02 were endorse and released at the branch on 07/XX/2016. Claim funds in the amount of $18500 were endorse at the branch on 06/XX/2018. The claim was classified as enhanced endorse and release. The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on 10/XX/2018 resulting in 0% completion due to scope being interior only.  The details of the damage and status of repairs were not provided and the claim was closed on 10/XX/2018.  The damage repair amount is estimated at $21,639.02.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8683842988 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower request to cancel ACH payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8129064266 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in wanting to dispute their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1043324779 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer contacted the servicer to advise that they had received a tax bill.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4446824254 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2009.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2542370043 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8456676681 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  Discharged bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5828603743 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1147130239 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4300992007 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9567005390 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Comments show contact with borrower to make speedy pay over the phone.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2005.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1259423674 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Comments show contact with borrower regarding bi-weekly payment and process to setup.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6693932508 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/29/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6441253959 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments show contact with borrower regarding payment. Borrower requested to speak with a supervisor regarding grace period calls.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/X/2017 Forbearance Review Hurricane XXX, No damage reported.
7257660710 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5456676104 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called advised she made a payment on an old checking account
                    [1] Mortgagor Deceased that was closed. Servicer advised borrower she is still within the grace period and can process another payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and
                    - Executor/Heir exists documented.  The date of death is unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1055937978 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Comments show contact with borrower regarding escrow questions.  Borrower is
                    [1] Mortgagor Deceased deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2017.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4611299731 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6522985545 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Collection comments indicate agent spoke with the borrower who inquired about the modification on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9744209161 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 7/XX/2019 Betty Thomas called to request fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8049522755 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  During the review period of 10/XX/2019 through 12/XX/2019 spoke to borrower.
                                           Reason  for delinquency curtailment of income. The borrower accepted a promise to pay cure. The payment plan type is 21 with payments as follows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2434915715 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8595612538 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6510300428 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  inbound call from borrower to follow up issue with modification. loan servicer advise borrower that mod cannot be reversed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8481727750 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3664410247 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: No contact with the borrower was noted in the files. Hearing date for violation hearing was in the files and appears to be  in connection with payment history showing the borrower was not current and was not reported correctly. Not mentioned as litigation or a dispute
3132853783 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 7/X/2019, Katrina Johnson called regarding cancelled paperless statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4428603879 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  spoke with borrower whom inquired on general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1144021586 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1094985992 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  spoke with borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6103992994 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower requested that their private mortgage insurance refund check be reissued in the amount of $21.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7207445206 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/09/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower was approved by the Bankruptcy court and Trustee to modify the loan
                    [2] Loan is in         and payments have been made to the court and loan is not delinquent. Last spoke to borrower when they called inbound to discuss the modification of the loan
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Borrower in Bankruptcy and modification plan was court approved as of 1/XX/2019 Also appears the borrowers are divorced and this was the cause of the default due to loss of income to pay the mortgage as only one borrower is living in the home
6801274752 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/13/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to update their email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4578926501 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1500720363 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower set up a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9915889021 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5550054460 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019, the customer called in a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8582935108 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7074402864 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Not attempting to contact the borrower and borrower is making regular payment on the loan and no delinquents. Borrower had increase in payment in 2017 due to increase in Escrowed accounts and caused an issue but borrower has brought all accounts current. Loan was previously modified in 2014
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6457872769 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 06/10/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke to Borrower and they called to get a clear understanding of their
                    [2] Loan is in         account since they paid a payment in the Branch.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6853729467 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9166701444 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6764589714 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On 3/X/2017, the borrower made a payment and noted excessive obligations as the reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3642465710 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.
1684365267 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7308804630 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower set up a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a FEMA disaster area due to Hurricane XXX. No evidence of damage.
8069614779 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1643355027 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9992979457 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Spoke to Borrower and they promised to pay $935.44 on 11/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3990477710 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/08/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On November 08, 2019, the servicer spoke with the borrower about the account.
                                           The borrower requested a copy of a billing statement. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3020613065 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  An authorized third party was advised there were no remaining funds and the check was endorsed at local branch for $5,866.19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1816542194 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/13/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in and wanted to know why their payment changed and why their statement is showing an overdue amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5049740565 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower accepted a payment plan 21 with payments starting 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6099583936 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1365933091 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX noted on 04/XX/2019 no damage noted.
7409875990 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower ptp 2773.35 on 11-30-17 and 897.17 on 12-7-17
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1616647770 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6453136790 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower ptp 913.99 on 10-15-18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2508402128 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The servicer spoke to the borrower regarding the escrow account analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6238097214 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in to make a payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance sufficient   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    to cover repair        FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called in on 06/XX/2019 regarding roof damage from a tree.  The borrower was referred to the insurance company.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6848625559 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7383399723 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4266856088 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments show contact with borrower with general loan questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2899378851 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2519567401 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower was advised that the last payment was returned on 04/XX/2019 due to insufficient funds. The borrower stated that she will go to her bank to see what happened to funds. There was no commitment to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7005751797 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 09/XX/2019, the borrower called to request a copy of the amortization schedule.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9570655328 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower advised that no longer the escrow shortage is spread approved to 60 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5115222724 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8943178082 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Comments show contact with borrower regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8630459099 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 11/27/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower made a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3997811258 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower request that the bank does not contact them if they are still within their grace period. Borrower rescheduled their payment for 07/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3228641923 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower advised of curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9675032142 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken. Borrower advised she was without work for three months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8343593584 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/08/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized 3rd party scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6492599697 3        [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    Vesting                PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 05/XX/2014.  A motion for relief was filed 01/XX/2015.  Relief was granted.  The notice of final cure was received on
                                           07/XX/2019 and is pending discharge.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is evidence of title issues with the property.  An unspecified title issue was noted on 06/XX/2017.  A suit was to be filed to reform the deed to include the name of the grantee.
                                           The foreclosure was closed prior to resolving the issue.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5813216056 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/19/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5087938684 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019, the customer talked about loan information regarding payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2017.  The comments on 07/XX/2018 indicated
                                           the bankruptcy was converted from a chapter 13 to a chapter 7.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 08/XX/2017 to report a claim for lightning damages caused on 02/XX/2016. An inspection was conducted on 07/XX/2018 showing 100% completed repairs. The inspector noted a the home now has a new roof. The notes at that time also stated the claim was closed.
7026294351 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2493064626 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2988125842 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  No contact attempts in comments, however, there was a response to an email to borrower on 11/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3450718168 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary states spoke to borrower regarding refinance information. Borrower was transferred to explore options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6505495538 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Spoke to customer- advised loan cannot be assumed but can refi.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1025165926 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Authorized 3rd party called and made a payment.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    Servicer responded     responded within 60 days and no further communication from mortgagor.  Comments show borrower disupted escrow payment, issue shows resolved in the past.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    further communication  FORECLOSURE: No evidence of current foreclosure activity.
                    from mortgagor         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4901688221 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower has accepted the promise to pay cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6750164057 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5358196675 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9439466605 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower was contacted regarding financial counseling.  The borrower accepted the offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for flood damage that occurred on 08/XX/2016.  The claim was closed on 07/XX/2019 with all funds released and a 100% inspection dated 07/XX/2019.
2681533588 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer confirmed if the payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5412939024 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called wanting to speak to someone about their checking account.
                                           Transferred the call to our company's checking account department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3088635711 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Commentary states spoke to borrower regarding a name change on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9339932388 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made a promise to pay with a scheduled payment for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2416154438 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5477151112 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary states spoke with borrower regarding a fastpay request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3455704217 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The customer stated they wanted to cancel paperless statements.
                    unresolved and no      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer indication covered by  responded and appears issue is closed.  The borrower was disputing the FEMA area assistance options stating that the servicer was not complying with the government mandated law to help out the
                    insurance              customer.  The borrower wanted the payments moved to the back of the loan and made several calls and received the same response regarding the forbearance plan and the process.  The borrower threatened formal complaint and media coverage.  The servicer advised of a dedicated relationship manager to assist with options.  The case was closed.
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/XX/2016 due to Hurricane XXX.  The borrower noted the damage would not be covered by insurance.  On 11/XX/2016, the borrower stated is waiting to fix the fence and has a large tree to remove.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  No damage was reported.
                                           The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2016.
7353117150 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower provided verbal authorization for the spouse
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1564615767 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The customer was contacted about the payment and they stated it was already sent in the payment two days prior to the conversation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1026879756 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Commentary states spoke to borrower regarding a fastpay request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2014.  Discharged bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3862311478 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called wanting to know why the payment increased
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3417863763 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Comments show contact with borrower to make payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2501609422 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower is requesting a copy of their most recent mortgage statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a FEMA disaster area due to Hurricane XXX. No evidence of damage.
9448132482 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1576423257 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/27/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Spoke with borrower regarding insurance. Payoff quote was also requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6501907546 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3257601222 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/17/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1430820254 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 11/XX/19 the borrower promised to pay $1,791.29 by 12/X/19.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated a payment dispute was the reason for default. On 11/XX/19 it was resolved with a borrower promised to pay.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: 11/XX/2017 Hurricane XXX Disaster coding. No damage reported.
1770022971 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Customer called about their insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9539935130 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower advised has been told so many things and has not received a statement that says he does not have to pay for 3 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/X/82017 Property is located in a FEMA disaster area due to Hurricane XXX. No evidence of damage.
9934623053 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called but the call was disconnected.  No notes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property is located in a FEMA disaster area affected by a hurricane.  No property damage was reported.
9485218542 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6009825471 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/30/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Collection comments indicate agent spoke with the borrower who wanted to know what her payment amount was.  Agent advised 697.00 and she should pay by 15th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3150820544 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  spoke to borrower to discuss issue with PPP on file
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5740543347 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6519561674 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On 8/XX/2017, the borrower called to make sure that the payment was set up for the following day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4918623367 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3529973793 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7487995957 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1074107926 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property;
                    property; identified   identified and documented.  The date of death is 04/XX/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: On 12/XX/2019, a Third party spouse of the Deceased Borrower called and was explained the process of the third party authorization, stated has been making the payment on the account and was just laid off; would speak to the Executor of the Estate to send the paperwork.
                                           On 12/XX/2019, a Third party spouse of the Deceased Borrower called and was explained the process of the third party authorization; would speak to the Executor of the Estate to send the paperwork.
2626616506 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with the borrower regarding paperless statement.  Borrower wants to cancel the statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5712245370 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to have the overage in their escrow released since they never cashed the check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7153477456 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3951068055 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 10/XX/2018 reflects that the property is located in a FEMA disaster area affected by Hurricane XXX.  No property damage was reported.
7049901457 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to update their email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3200183409 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in regarding midterm change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8589084158 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called inquiring about grace period or help for neg CB reporting
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.  other bk info not evident in commentary
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3654136473 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8720079186 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/04/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in concerned about the modification extending to 40 further communication  years.  The servicer advised if accepts the modification and the loan is current, there is a tool that can help determine what payment needs to be made to keep the maturity date close to the current
                    from mortgagor         date.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting due to a prior discharged Chapter 13 bankruptcy.  The bankruptcy was confirmed and the reporting will resume.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.  A prior chapter 13 #XX-XXXXX was filed on 08/XX/2008 and dismissed on
                                           12/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9079003240 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1385289652 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7644103164 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer spoke with the co-borrower who was unable to complete the conversation due to time constraints.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.  The case was discharged in 2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5935187665 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The servicer spoke to the borrower who promised to pay $890.33 on 2/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a FEMA disaster area due to Hurricane XXX. No evidence of damage.
1257445330 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 4/XX/2019, the borrower received a verbal payoff and a copy was sent in the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8388561271 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8533948808 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1806125124 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Spoke to customer about the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6098369509 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/29/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The servicer spoke to the borrower's spouse who made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2164259893 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower stated they are shopping for coverage and will provide new carrier by 12/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1065478654 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower 2 called in about XX placed insurance policy letter received and states flood is included with homeowners insurance with XXX .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6431975162 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9236088118 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8891545470 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/25/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to confirm payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7016599056 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The servicer spoke to the borrower who made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.  The case was discharged and closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2040176469 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2108896291 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/X/2019, servicer spoke with William Acklin to make May payment with fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5261634136 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/22/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6883235369 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke to borrower accepted promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5897117671 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Commentary states borrower called in and provided verbal authorization to speak with spouse. The spouse scheduled a payment for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7383130468 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4756471484 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a payment and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9075443973 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer stated they forgot to mail the payment. They processed a payment on the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6413075464 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Customer removed old phone numbers. The bankruptcy verbiage was read to the customer for prior Chapter 7 bankruptcy that was no reaffirmed. The customer was informed to consult an attorney to ensure if they are not able to re-open the bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  It was noted on 12/XX/2017 that the customer had a previous Chapter 7 bankruptcy that was not reaffirmed. No specific filing date, case number XX-XXXXX.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9192318572 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Spoke with the borrower who requested a pay off quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2549134680 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower requested a copy of the year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5157840517 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2779670730 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5734879461 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/10/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2871709803 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with the borrower, confirmed loan not transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5772288419 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with the borrower regarding payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2017- The property was located in a FEMA declared disaster area due to Hurricane XXX. Fence damages were reported and the borrower is paying out of pocket
8816674845 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Authorized third party called in to have a reaffirmation sent to the attorney office. They were informed a reaffirmation was already requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2017 and there is evidence of reaffirmation.  Reaffirmation filed date was 6/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6596848017 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5545136234 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  spoke with borrower whom process payment  via phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7642129593 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  inbound call from borrower to request late fee to be waived as courtesy
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4366937527 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  spoke with borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7155791639 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8741679150 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9253131997 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Customer called the servicer with questions regarding a past modification and payment application.  The servicer answered the questions and the call ended.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5305916073 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower requested a payoff in which was generated and sent via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6851998649 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5051224433 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9833823648 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/14/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in but there were no additional notes in regards to reasoning behind the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7390413536 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9900744946 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8486069671 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8827896143 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called on 10/XX/2019 to be connected to a loan officer regarding mortgage.  All borrower information was authenticated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Per commentary on 8/XX/2017, the Borrower was impacted by Hurricane XXX. No damage was reported.
3153021195 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2755566031 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in about the insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4810022290 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9971599857 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called too make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2018-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
8821583645 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The servicer contacted the borrower regarding their payment and discussed the stop payment on the check. The servicer also contacted the borrower's bank regarding waiving the stop payment fee of $30.  The borrower's payment issue was resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1203594170 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7806947267 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2199281714 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9363679905 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1515005510 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6582938022 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Collection comments indicate borrower called in to make a payment and agent advised we cannot take a credit card payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3407331954 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  It appears dispute is resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/18
6249275415 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/12/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6005005554 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1952799506 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2019.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2730785931 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7881393668 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7756462956 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Spoke with third party and transferred call over to collections for program options.  Borrower stated he does not want mortgage assistance at this time.  Gave borrower the phone number for the refinance dept.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1443741805 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8767411809 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Collection comments indicate borrower needed to speak with recovery dept.
                                           Agent transferred call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9517528913 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9715183382 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4203447653 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The agent spoke to the borrower and the borrower reason for delinquency was due to the grace period . The borrower accepted a promise to pay cure
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3689034226 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with co-borrower who was offered a 5 month repayment plan. Repayment
                                           plan was unnecessary since borrower had brought loan current on 04/XX/2019 and was calling to confirm payment.   On 10/XX/2019 servicer performed a skip trace with no hits returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3744870154 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in and requested a verbal balance; which servicer supplied..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: PMI canceled at 78% LTV 02/XX/2017
6472411797 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  outbound call to borrower to collect past due payment, however borrower was unable to speak and hung up
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1345598877 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke with borrower about payment being late.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1260443736 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The authorized third party called in to have a new escrow analysis completed
                    [1]                    due to changing insurance companies.
                    Damaged/Occupied/FEMA  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Zone - Active          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance claim and    FORECLOSURE: No evidence of current foreclosure activity.
                    funds held by servicer BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent
                    with indication of     bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2015 and there is evidence of reaffirmation.
                    related contractor bid LITIGATION: There is no evidence of litigation on the file.
                    sufficient to cover    TITLE ISSUES: There is no evidence of title issues.
                    repairs                PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A monitored insurance claim was filed for mold damage sustained on 05/XX/2016.  An inspection on 04/XX/2018 confirmed that the repairs were 90% completed.  All recovery funds totaling $8,700 were endorsed and released as of 04/XX/2018.  The claim was closed on 04/XX/2018 as a 90%
                    [1] Environmental      inspection results were received.  The damage repair amount is estimated at $8,700.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner
                    Damaged Interior -     occupied.
                    Active insurance claim ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                    and funds held by
                    servicer with
                    indication of related
                    contractor bid
                    sufficient to cover
                    repairs
2980437350 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7773895157 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called on 11/X/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7360323445 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1000382066 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6987788309 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The agent spoke with the borrower to confirm payment/ other.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5647440191 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1508917972 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2951817186 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Call from borrower regarding loss draft status for date of loss 07/XX/2019.
                    [1] Mortgagor Deceased Advised check in the amount of $5410.78 was E&R and mailed out on 12/XX/2019 via regular mail.  He was advised to wait 7-10 days for regular mail.  The claim was treated as non-monitored.  A
                    - Executor/Heir exists Qualified Written Response letter was mailed with letter.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2004.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8810022876 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with borrower2. She stated she's in bed and requests call back later.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5265091696 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in regarding  general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3172196316 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer spoke to the borrower who made a payment. The servicer advised the payment has increased due to a higher escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5597553363 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Associate explained new bank statement to borrower. comment dated 020/X/2018 associate provided borrower breakdown of how funds are to be allocated. Call received from borrower on 08/XX/2017 associate provided the requested address and transferred call to customer care for borrowers' additional questions. Comment dated 04/XX/2017 associate contacted borrower, who stated they did not have time. Associate inquired if they were still interested in mortgage assistance, as the loan is only 1 payment behind. Borrower stated they were not interested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5221608431 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5087622702 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3618817571 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2018.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2041672413 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019, the borrower processed a fastpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8840462427 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1667639120 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to update mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8850524595 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/29/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8679438097 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  There was contact with the borrower on 10/XX/2019;system indicates a fastpay payment was made. No additional information about the call was disclosed,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9862477260 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3036416508 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  12/XX/2018 inbound call advised borrower total amount due borrower scheduled payment 1358.84, call make regular payment instead of repayment plan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7275375618 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in to make payment arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 10/XX/2016.  No damages were reported.
5826118737 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3845738281 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer spoke to the borrower who advised there is no longer any attorney representation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The case was closed, but specific information was not found.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3581571687 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower accepted cure plan on loan. Associate spoke with primary borrower on 12/XX/2019 who was unwilling to offer a promise to pay. Borrower stated they will back on Friday on 12/XX/2019. Comment dated 11/XX/2019 borrower stated they forgot to mail their payment and scheduled payment with associate.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1651123613 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7710896804 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019 inbound call borrower confirmed payment information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4081287383 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9405368038 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  An IVR authentication.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2235052464 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Delinquent.                                                                                                                                                    12/31/2019 10/16/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Plan broken as of 10/XX/2019 - not paid
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5129781833 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2051021739 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Per notes borrower is disputing first day of delinquency
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9879504844 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The agent confirmed payments for borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9545178707 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/23/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  Active bankruptcy - Performing on plan
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5622807469 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 9/X/2019, borrower Judy Milligan called regarding review escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4922158553 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The authorized third party requested information regarding the 1099.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2049741213 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9319714819 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made a promise to pay, not interested in workout options
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4856849796 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower promise to pay on 05/XX/2017 the amount of $1,243.46.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9590932799 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Associate spoke with a internatl partner, who was with borrower stating they went about the 90 grace period for hurricane.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
7898118020 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to get his 1098 form from 2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017- The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
9405749947 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/29/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7746412196 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke with the customer regarding general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2354215436 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1174810238 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/29/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower stated he received a bill for insurance stating it has not been paid.  Transferred customer to insurance dept and he was advised that the bill had been paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7561529168 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke to borrower and he made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2154787880 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6959982961 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7480985160 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/24/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2157529352 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On November 08, 2019, the servicer spoke with the borrower about the account.
                                           The borrower wanted to know if the insurance had been paid. The account is in active bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3100151396 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with borrower regarding payoff.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9900875245 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/25/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5686337746 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The representative spoke with the borrower in regards to general questions.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9542956224 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Unable to locate information regarding bk in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4302581305 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The customer called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3986817788 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7511226867 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2657591288 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/30/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7098629079 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower inquiring about two payments made at the branch in December, was advised no payments showing. Borrower stated would review bank account statement to confirm the payments were not taken out and if haven't then will make the payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9888994049 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke to Borrower and they wanted to know what was their parcel number.
                                           Servicer also advised Borrower to send tax bill and tax assessment for property address change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6508282734 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8920594121 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2248253319 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/19 spoke with the borrower. Authenticated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4158029642 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9217853031 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower was advised mod was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9912904164 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8650418207 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3305178168 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/07/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in to verify their insurance has been paid up to date.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported damage on 10/XX/2017 due to Hurricane XXX.  The borrower paid out of pocket for repairs.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
8976796813 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to confirm payment scheduled for 12/31.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4111801324 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower has accepted the promise to pay cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9789126276 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4637424286 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8321152369 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6742322903 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called to see when the 2017 tax payment would be made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6764873368 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9818023674 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2051371499 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8304469255 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2732288461 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1463772335 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in and stated they are accepting the repayment plan instead of the modification plan. The agent confirmed the borrower had information and advised payment amount of $514.58 due 06/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6571554620 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4821656007 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2508191709 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The authorized third party called in regarding a check and was advised of the
                    property; identified   time frame when it should be received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2316029195 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 02/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called Servicer about the reaffirmation process.  Servicer advised Borrower to contact their Attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9564643899 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6322435102 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5825029400 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The agent spoke with the borrower and stated the reason for the delinquency was due to excessive obligations. The borrower completed a promise to pay for $340.20 dated 10/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3552994739 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3801195690 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The agent spoke with the borrower the borrower promised to pay $575.87 dated for 1/XX/2017. The borrower stated the reason for this months delinquency was due to unexpected bill.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7050481935 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1179740075 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9768404090 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5136153550 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a promise to pay  Borrower is deceased and Executor/Heir exists
                    property; identified   to dispose of property; identified and documented.  The date of death is 03/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3013960150 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  07/XX/2017 -- borrower called to confirm receipt of payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2562467364 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Authorized third party called in states her brother makes payments and she
                    property; identified   calling to verify payment was made.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5289925921 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The servicer spoke to the co-borrower who made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6552592969 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7511155988 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5838972460 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in regarding statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6030185150 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  07/XX/2019 - spoke to beneficiary of property - calling to confirm receipt of
                    property; identified   payment  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1560564912 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/31/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5653491459 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2745865178 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called with inquiry on text received.  Advised unable to confirm.
                                           Processed payment for $490.55 on 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4341095675 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower promised to make a payment in the amount of $502.26 by
                                           08/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6514605406 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6931605993 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1609969919 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1060863566 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower set up ACH for payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6974096726 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/02/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The service spoke to the borrower who made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7205659088 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3686898191 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2018 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to dispute flood insurance.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Flood Waiver.  The dispute is resolved and the status indicates Servicer responded
                    from mortgagor         within 60 days and no further communication from mortgagor.  Borrower disputed flood zone and submitted proof showing zone locates as X500.  Commentary fated 04/XX/2018 stated that the flood insurance is not required and flood cancellation was received on 12/XX/2018
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4166127128 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 24, 2019, the servicer spoke with the borrower and took a promise to pay for December 30, 2019. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1733173186 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5390078572 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 inbound call spoke with grand daughter 376.23 04/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9471347688 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3574082926 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Unauthorized third party borrower wife called in to get correct payment amount due for 10/X/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4010267276 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7519244288 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019 inbound call spoke with borrower 2 borrower accepted repayment plan to cure
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8416478667 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in to confirm the payment.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 10/XX/2018 due to Hurricane XXX.  Claim funds in the amount of $15428.74 were endorse and released to the borrower on 10/XX/2018.  There is no evidence of an inspection being completed. The details of the damage and status of repairs were not provided  The damage repair amount is estimated at $15,428.74.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 10/XX/2018.
2935399198 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7019368218 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to change mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4694436846 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/07/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5958903733 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9210529335 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2281686567 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to request final inspection for damages cited on
                                           09/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  A claim was filed for hurricane damage.  The claim was closed on
                                           10/XX/2018 with all funds released and a 100% inspection dated 10/XX/2018.
4640549094 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2759764381 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in regarding 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3351455860 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7460635271 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8511502480 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5811244390 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5796557536 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to verify information on file
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a late fee dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 6/XX/2019, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
5538682237 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The last contact was made on 12/XX/2019, borrower promise to pay and stated
                                           grace period as default reason.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 6/X/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
1869677516 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The servicer advised the borrower the system maintenance was complete and reviewed the next steps, including a timeline of process of 2-4 weeks. The borrower understood and did not have any further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is evidence of reaffirmation.  Noted 07/XX/2017 Reaffirmation letter returned from borrower, completed.
                                           Prior Chapter 13 case #XX-XXXXX
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5621943938 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower promised to pay $613.85.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 06/XX/2018 reflects that the property is located in a FEMA disaster area.  No property damage was reported.
8300840699 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower made a payment to the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5432590032 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/02/2020 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower set a same day payment in the amount of $2.923.06. The reason
                    insurance claim but    for default was noted as curtailment in income.
                    unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for the date of loss of 5/XX/2018. A branch endorsement package was received on
                                           2/XX/2019 noting funds of $21,655.31 were endorsed. The claim is classified as enhanced endorse and release. A drive by inspection was conducted on 7/XX/2019 with the result of 1% and no damage noted.  The status of repairs was not provided.  The damage repair amount is estimated at $21,655.31.  Property repair is in process.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster area due to Hurricane XXX noted on 08/XX/2017.
7574838093 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/07/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 04/XX/2020.
                    appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment allocation that caused the reason for default.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1791197389 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to confirm double payment received. The agent confirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8641526132 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in and confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 7/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
8216079955 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/23/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in regarding to mailing address for payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6950245064 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower scheduled multiple payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2969637054 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to discuss the status of the deferred balance.
                                           Borrower advised that the offer was accepted and being processed. Also noted the payment would be mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX noted on 9/XX/2017.
3580611721 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised the loan is in system maintenance and can make a payment at a later date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
6485162556 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Servicer advised borrower on 11/XX/18 that countersigned documents had been sent and next step was system maintenance before loan returned to normal servicing for 12/18 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Commentary dated 10/XX/2017 reflects that the property is located in a FEMA disaster area affected by Hurricane XXX.  No property damage was reported.
2427375138 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to change his homeowners insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017. No damages were reported.
3345504975 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower was advised the auto draft is active.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1617677176 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2593864767 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and requested MI waiver requirements. The agent sent further communication  letter to borrower.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Loss mitigation workout dispute. The dispute was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
2324577590 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Contact with the borrower was made to complete the welcome call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3982500577 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to confirm that they can send in a personal check for their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.
5073146903 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower provided a verbal authorization on account for spouse.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1876954449 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment in the amount of $502.95.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 9/XX/2017- Forbearance Review Hurricane XXX.  Borrower had yard damage and trees down.
7696742699 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower promised to make payment on 11/09.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.
5534168127 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower unable to make a promise to pay at this time.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The borrower disputed the information reported was inaccurate. The servicer responded advising the reporting was correct.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/X/2017.
3427968032 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with the borrower, discuss reason for default and financial after which the borrower accepted a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 08/XX/2017, FEMA Declared Disaster due to Hurricane XXX, no damage reported.
9988493145 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary states borrower called in regarding call received from servicer.
                    unresolved and no      Borrower advised offer was received and will be sending it out.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  The borrower reported damage from Hurricane XXX on 9/XX/2018. Also noted the property was uninhabitable. No evidence a claim was filed. No specifics provided for the damages. No further status updates provided from the borrower.  Property repair is in process.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2018.
5347364933 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Servicer advised that ACH payments will start 08/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3190775650 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The client spoke to the borrower, who had inquiry- if payment had been
                    property; identified   received yet?  The borrower was transferred to mortgage refinance, the borrower wanted info about combining this mortgage with another from XXX.  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is 10/XX/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is evidence of reaffirmation.  The proof of claim was filed 05/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8232804337 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/31/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower contact wanting to know what to do with the refund received from insurance and should it be sent to servicer. Call was transferred to customer care.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 03/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9967410175 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to confirm that his payment was received. Comment dated
                                           11/XX/2019 borrower inquired as to why their payment is higher. Associate informed due to escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8352536588 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower was advised that the modification is completed and ready for servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9287859838 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower stated they would go to a bank branch to make their trial payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3200390155 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2419121856 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in about concerns with a suspicious email, agent advised to forward the email to XXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4726287962 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  the customer was contacted and provided a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9257131557 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/14/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to confirm that the servicer received their updated insurance information and also wanted to know if the monthly payment amount was changed. The borrower was advised that an off cycle escrow analysis could not be completed due to the active bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 09/XX/2017.  The chapter 13 plan was confirmed on 07/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4639984162 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Commentary states borrower called in regarding an email that was received from the servicer. Borrower was advised to disregard as there is a plan in place for payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA declared disaster for Hurricane XXX noted 10/XX/2017.
6284672219 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to advised payment had been made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4570624633 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There was no contact or attempted contact within the review period.
9167158403 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to verify inspection result status for collateral hurricane damage on 09/XX/2017 and requested a copy of the results.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster declared area due to Hurricane XXX in September 2017. There was mention of property damages. An insurance claim check in the amount of  $24,982.90 was received on 6/XX/2018.  Inspection report dated 02/XX/2019 shows 100% of repairs were completed.
2625894735 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower made a promise to make a payment in the amount of $697.03.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3951092886 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2752883430 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Spoke to borrower, general account info  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3852046252 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  05/XX/2019 inbound call borrower advised reason for default curtailment of income,, borrower scheduled payment $398.39 05/XX/2019; 11/XX/2019 - borrower contact with a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4218929279 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The agent spoke with the borrower to complete the welcome call however the borrower requested a call back between 2- 3PM  EST The borrower stated they are not looking for Loss mitigation assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5272098879 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower requested a copy of the lender-placed insurance policy be
                    property; identified   mailed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5105817457 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Talk to borrower regarding payment borrower states will make payment on
                                           4/XX/2019 for $809.08 and reason for delinquency is due to curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3415201112 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower was contacted regarding document and agent was advised that they could not get the form from insurance company
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6609617251 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower requested payment history from the first payment; 10/XX/1994. On
                                           03/XX/2019 borrower informed they received a tax bill. Associate informed they have received the bill as well and is in process of being disbursed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7518280136 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The authorized spouse called and wanted to know about a payment to escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4006417999 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in promise to pay $600.25 online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9065317350 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1989925593 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9845807943 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5185228135 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Verbal and the reason is Flood zone.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the flood insurance being assessed to the loan when the property is not located in a flood zone.  The borrower stated has a letter from FEMA and was advised the policy was cancelled on 08/XX/2016.  The borrower provided documentation and the review determined the property was not located in a flood zone and once the refund was applied, a new escrow analysis would be completed.  The borrower called in on 04/XX/2017 and was advised of the determination but due to the increased payment, the borrower incurred delinquencies.  The borrower requested the process be expedited so the account can be brought current. The case was noted as closed on 05/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 05/XX/2018.   No damage was reported.
9420622831 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in requesting copy of deed would like to put up a fence.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3675098363 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/01/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2015.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4687688762 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower was advised the loan is past due. The borrower stated she doesn't know the reason for the delinquency. The borrower was advised of the knowyouroptions.com website and was advised they were approved for a streamline modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8602376799 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in, was having issues with online payment, advised to call back to verify payment posted
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8892773992 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The servicer spoke to the borrower who made a promise to pay.  Borrower is
                    [1] Mortgagor Deceased deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2652157710 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The wife called to advise the borrower is deceased as of 1/X/2019. The Death
                    property; identified   Cert was requested.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8798583446 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8247826169 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called  to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2999188842 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9035461044 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to get the mortgage clause and address to send payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8887577765 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower promised to make a payment in the amount of $1897.86 further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Credit reporting dispute due to loan setup coding error. Updated credit reporting to reflect correct social security number.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8821627313 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5001410825 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4558694949 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1765070912 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/29/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Authorized third party called in to make a payment.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3493951836 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  09/XX/2018 inbound call borrower inquired about insurance check, check needs second signature
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4046659255 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4729190149 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  10/XX/2017 inbound call borrower informed of mailing changed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6517203107 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The servicer spoke to the borrower who had questions about a letter that was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6882932857 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2297594434 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7325418470 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3837032664 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9632909755 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower brought a claim check for storm damage that occurred on
                                           06/XX/2019 to the branch for endorsement.  The check was endorse and released to the borrower due to the claim being classified as non-monitored and no inspection is required.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6068476850 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8704644333 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5798826177 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower  made a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4097801592 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9909112585 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7456536693 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The Borrower called with questions on how to remove borrower 2 from loan.
                                           Advised options- borrower understood.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8428225906 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/10/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called regarding insurance premium. Servicer advised payment has been sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is evidence of reaffirmation.  The proof of claim was filed 07/XX/2018.  Bankruptcy was discharged 10/XX/2018, however, loan remains in BK status. Case is not closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 08/XX/2017; no evidence of damages.
                                           Bankruptcy was discharged 10/XX/2018, however, loan remains in BK status. Case is not closed.
4194999363 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called about letter received and stated damages have been repairs for some time now. Borrower was advised that inspection needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 8/XX/2019, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
2235019336 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower promised to pay $671.99.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 08/2017); no damage reported.
5973066276 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Servicer called to advise that modification is completed and loan is current.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 10/XX/2017; no evidence of damages.
2221389815 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to make a payment.  Borrower was advised of pre-qualified offer and declined it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 02/XX/2019. There is no evidence of damage to the property.
7476285721 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The servicer advised the borrower the trial payments are to change her payment for the life of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6380419421 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact was made on 6/X/2018, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4829071781 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  spoke to borrower- IVR authenticated, ptp.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7769088861 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to verify that their final modification documents were received. The confirmed that they had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2018); no damage reported.
8418178681 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called with a general balance inquiry.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017 the borrower advised of roof damages, water damage inside the walls, and damage to the water main due to Hurricane XXX. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
6078646993 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was informed that the modification had been finalized and the
                    property; identified   first payment is due on 04/XX/2018 in the amount of $1,142.87.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9905428995 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Commentary states spoke to borrower called in regarding payment increase, modification information and escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1994083652 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower stated will make payment by 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted 09/XX/2017; no evidence of damages.
2327370700 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called and was unable to offer a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8995850371 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  04/XX/2019 - Talked to borrower - primary RFD is missed grace period.
                                           Borrower accepted a 1 month repayment plan
                                           09/XX/2017 - Borrower was impacted by hurricane - property was damaged / repairs need to be done.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
7851729204 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 Borrower requested MI waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 6/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
5388466144 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower was notified that Modification was completed and account being returned to normal servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 03/XX/2018, received checks, claim classified as non-monitored, checks endorsed and released.
5641088207 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated he will reinstate loan and wants to discontinue modification review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
9000564734 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised that they though the missed payment would be moved to the
                    unresolved and no      end of the loan.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 08/XX/2017, the borrower stated that the roof of the subject property was damaged during Hurricane
                                           XXX and the A/C unit needs to be replaced. There is no evidence of an insurance claim being filed or an inspection being completed confirming all property damage is repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster due to Hurricane XXX and noted on 08/XX/2017.
8660659584 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower made a promise to pay on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3986827857 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke to borrower- authenticated ivr, ptp, transferred to life events.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017. There is no evidence of damage to the property.
                                           Per noted dated 11/XX/19- loan has been modified or had extension- no other info is evident,
6467529093 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The last contact was made on 9/X/2018, in which the borrower set up an ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2975807500 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in regards to letter received regarding name change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5912925539 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The servicer made an outbound call in which a payment in the amount of
                                           $2,126.30 was to be made on 10/XX/2018.  The borrower was frustrated about the amount of calls and the servicer stated a stop call would be placed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
3840789719 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8228439731 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower confirmed that they received the executed modification agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 10/XX/2017.
1887765478 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower promised to pay $772.90 by 08/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3091289591 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower inquired about the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 05/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7878056931 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The agent advised that the trial payments have been made and educated the borrower on the next step to complete the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2018-The property was located in a FEMA declared disaster area due to Hurricane XXX. Property damages have been repaired.
9769950945 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1341209431 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 05/XX/2018, the Borrower's last contact was via an inbound call to inform that all the payments for the extension had been completed and asked if it is still under protection; The Servicer responded yes to under protection and the final extension will be sent to the
                                           Borrower to execute and return.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on 12/XX/2017. No damages were reported.
5982507728 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower called on 09/XX/2017 stating the property was subjected to flood damages caused by
                                           Hurricane XXX. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7279254276 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to change the monthly automatic payment withdrawal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5118884720 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The authorized third party discussed refinancing options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7540176565 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 3/XX/18 spoke to the borrower who accepted the pre-qualified 5 months trial offer. Curtailment of income was given as the reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1798050118 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke to borrower regarding escrow analysis,  payments, &  extra principal payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Received loss payment on nonmonitored claim- claim closed- 8/XX/19..
                                           Modification effective 05/XX/18.
3098132819 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/27/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called about a fee that had not been paid towards insurance premium.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2677703946 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Servicer advised the modification is completed and can now make payments online or by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.  Chapter 13 case #XX-XXXXX converted to Chapter 7 on 8/X/16. Chapter 7 discharged without reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8219446904 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  System maintenance completed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6447349898 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke to borrower promised to pay 11/15. RFD resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX as noted on 9/XX/2017.
6846367740 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6866391956 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called to discuss final mod docs
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9211315489 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 05/14/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 02/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7167917521 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 08/14/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6079161360 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was advised that the auto payment they requested more than likely will not be set up for August payment, but they will receive a letter from customer care informing them when the 1st payment will draft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6663465737 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower contact to confirm the November payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1824108070 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [2] Loan is in         REASON FOR DEFAULT:
                    Bankruptcy             FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 03/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2371574304 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower wanted to confirm that there were only 3 trial payments for the extension.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.
6268943135 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9521897403 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1609527291 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower spoke to the servicer on December 28 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9449458164 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower made a payment towards the escrow shortage payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported
1499004373 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The servicer and the borrower discussed the loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9100053768 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to pay 899.71 by 8-13-19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5274257783 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On November 16, 2017, the servicer spoke with the borrower about disaster assistance programs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2017 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017-  Forbearance review Hurricane XXX.  Property was affected by storm and insurance did not cover damage.  Borrower experiencing increased expenses with cleanup.
3500817782 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/06/2020 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower 2 called in to advise of the primary borrower death. No date of date provided was advised of what is need death certificate.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3542626145 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The last contact was made on 9/X/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 6/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
7009493193 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/27/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/X/19 the borrower called in to advise a change in their property taxes.
                    closed                 If the tax authority reports a higher amount a shortage could result in the escrow account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2019.  The dispute type is Verbal and the reason is Property taxes.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower advised the property taxes had changed. The agent advised the borrower the taxing authority sets the payments for the lender. The borrower requested a review which was completed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5410359874 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and wanted to make a payment due to unable to make the
                    unresolved and no      payment online. The agent updated the account and the borrower stated would call back later in the week.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported damage due to Hurricane XXX on 9/XX/2017. On 10/X/2017 the borrower stated the damage was not enough to file a claim. No further updates provided for the repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017.
5360568777 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Servicer advised the borrower that the modification is complete and ready for normal servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1880984848 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019, the borrower called and schedule a payment over the phone.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 10/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
6183287906 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in to make a payment and to discuss disaster extension
                    insurance claim but    option.
                    unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 10/XX/2017 the borrower reported water damage from broken windows due to Hurricane XXX on
                                           8/XX/2017.  On 10/X/2019 the borrower went to the branch office to have funds of $9,308.96 endorsed for the hail claim on 8/XX/2017. The branch was approved to endorse and release funds. The borrower went to the branch office to report a water claim from 6/X/2017; branch endorsement for the funds of $1,836.05 was approved and release funds to the borrower. Additional funds of $2,836.49 was received and endorsed and released to the borrower. The claim was reclassified enhanced endorse and release. No further updates had been provided for the repairs.  The damage repair amount is estimated at $13,981.50.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 8/XX/2017.
5999453476 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 5/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
3654055067 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 08/21/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2018.  Another BK Chapter 13, case #XX-XXXXX, closed on 03/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XX Hurricane XXX  (DR-XXXX) declared on September XX, 2018, and  Tropical Storm XXX (DR-XXXX) declared on
                                           January XX, 2019. There was no mention of property damage.
2464900647 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 04/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in due to a statement they received that reflected payments being 2 months past due and the agent advised that this was due to the borrower making a payment after the statement had already been sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5428644762 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Per collection comments dated 01/XX/2019:Verified mailing address and phone numbers /Primary reason for default is Excessive obligations.Borrower accepts pre qualified offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 3/XX/2018 Hurricane DOL 9/XX/2017.  Damage repaired.
4045581279 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquiring on status of Modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster due to Hurricane XXX. Some damage reported.
3969789873 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower advised that the modification process was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3136520200 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in regarding the extension offer.  The borrower was advised of the terms and to return the agreement by 05/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1199264124 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Per comments on 04/XX/2018, Borrower called regarding the Suspense Balance.
                                           Borrower wishes to have those funds applied towards the April payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster due to Hurricane XXX. No damage reported.
4561847020 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to confirm the payment.
                    unresolved and no      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer indication covered by  responded and appears issue is closed.  The borrower was disputing the misapplication of funds.  The borrower made an escrow payment and the funds were applied to regular payments.  The funds were
                    insurance              reversed and reapplied correctly on 05/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    [1] Verbal Dispute -   FORECLOSURE: No evidence of current foreclosure activity.
                    Servicer responded and BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    appears issue is       LITIGATION: There is no evidence of litigation on the file.
                    closed                 TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Property was impacted by Hurricane XXX. On 09/XX/2017 borrower reported home was damaged. On 10/XX/2017 borrower reported extensive damage to roof and that the second floor is saturated with water and water damage to first floor ceiling. There is no evidence of claim filing or status of repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4462886227 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower processed a fastpay payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4418890217 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019, the borrower called to schedule a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 07/XX/2018. There is no evidence of damage to the property.
4895126835 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Authorized third party called on December 23 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5729395256 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to request copy of documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1378659433 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower contact inquiry on tax bill the borrower was advised tax bill has further communication  been received.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  An escrow dispute was received on 03/XX/2019 regarding the shortage. A review was conducted, and a response was issued on
                                           03/XX/2019 advising of the recent analysis done indicating an escrow shortage. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3972614391 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke to borrower regarding the ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster due to Hurricane XXX. No damage reported.
7735535282 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower had general loan questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 01/XX/2018-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
5249831212 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  There was contact with the borrower on 10/XX/2019.  They said they would make
                    closed                 a payment online.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower made payment dispute and stated was not aware payment was returned. Borrower stated will call back and take care of payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2799662292 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/X/2018, the Borrower's last contact was via an inbound call to make a
                                           Promise To Pay "PTP" in the amount of $653.85 for 10/XX/2018. The Borrower stated the property is not owner occupied. and the Reason For Default was Curtailment of Income/Excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3554003264 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer made a payment and advised on late charge impact. The borrower
                    insurance claim but    also confirmed the reason for default was resolved.
                    unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted on 09/XX/2018 a tree fell on the home due to Hurricane XXX. A non-monitored claim was filed as of 11/XX/2018 for the damages caused by the hurricane on 09/XX/2018. A check for $16,087.91 was endorsed and released on 11/XX/2018. Additional funds of $4,065.01 were endorsed/released on 01/XX/2019 and the claim was reclassified as enhanced endorse and release. The borrower advised on 07/XX/2019 they were not ready for an inspection due to the contractor was backlogged. The borrower also indicated that once the roof is opened up they may need to seek additional funds from the insurance company. The status of the repairs were not cited.  The damage repair amount is estimated at $20,152.92.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3832959463 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3192570846 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower stated will make payment by 04/XX/2019.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof, fence and air conditioning.  The borrower noted on 09/XX/2017 part of the roof came off.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4660483896 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  Closed Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4581579272 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 11/XX/2018; no evidence of damages.
2382912631 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to obtain the 2017 Form 1098 and the amount of interest
                    unresolved and no      paid in 2017.The Servicer informed the Forbearance was to end on 04/XX/2018 and offered and extension. The Servicer transferred to the Tax Department for Further assistance.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower stated on 10/XX/2017 had major roof damage due to Hurricane XXX. Damage was specifically noted to the roof.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on 10/XX/2017.
2278505204 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower promised a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area affected by Hurricane XXX noted on 09/XX/2017.  No property damage was reported.
6410819373 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The authorized third party called in regarding account information.  Borrower
                    unresolved and no      is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2018.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    insurance              responded and appears issue is closed.  The borrower was disputing the payments being returned after being told could make the payments and receiving a confirmation number.  The servicer advised the wrong account information was provided and now that the loan is 7 months behind, can only accept a minimum of 5 payments.  An exception was granted on 04/XX/2018 to allow for the payments to be made
                    [1] Mortgagor Deceased to continue with extension trial plan.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                    [1] Verbal Dispute -   PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was
                    Servicer responded and noted to the screen door and windows. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The
                    appears issue is       property condition is UTD.  The current occupancy status is owner occupied.
                    closed                 ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
7568982741 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called on 3/X/2019 to ask about a hazard claim check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017. A monitored claim was filed for damages caused by the hurricane on 09/XX/2017. An inspection was conducted on 02/XX/2019 indicating all repairs were completed.
5951439352 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke to borrower and confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8501955621 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower advised has accepted the promise to pay payment plan cure to include
                                           21 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4902672642 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was advised that the modification was completed and the loan was returned to normal servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6904607636 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019, the borrower called to inquire about name change and had question about homeowners insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX as noted on 9/XX/2017.
6438007409 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/23/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower made payment on account.
                    unresolved and no      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer indication covered by  responded within 60 days and no further communication from mortgagor.  Borrower disputed the credit reporting during the forbearance. Credit reporting was updated and issue is resolved.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Written Dispute -  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Servicer responded     LITIGATION: There is no evidence of litigation on the file.
                    within 60 days and no  TITLE ISSUES: There is no evidence of title issues.
                    further communication  PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 9/XX/2017 due to Hurricane XXX.  No evidence
                    from mortgagor         a claim was filed. The borrower stated on 11/X/2017 repairs are in process. No further status updates provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a fEMA disaster area due to Hurricane XXX on 9/XX/2017.
4506743585 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6675649227 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to request a copy of a General Document.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9882278938 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019, the borrower called and scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2716214892 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/19 spoke to the borrower who accepted a promise to pay of $1,012.42 further communication  on 12/X/19.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing the loan reporting late. This was resolved on 5/XX/2019 advising the reporting is correct and no changes will be made.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX as noted on 12/X/2018.
2154755659 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a payment in the amount of $462.93.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1307425055 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2212398698 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in and made a payment for $1479.54. Borrower was advised once system update online payments should resume.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 11/XX/2017, FEMA Declared Disaster due to Hurricane XXX. No damage reported.
2300948390 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/08/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Co-borrower made XXX payment on 9/X/19.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2017.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT:
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 03/XX/2017.  Borrower filed Chapter 13 bankruptcy in 12/16 and the case is pending.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7592389889 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to discuss home equity.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4134675246 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Commentary states borrower called in regarding the status of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7729884062 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in to inquire about status of loan and if payment had posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4860252228 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Servicer advised modification is complete. Borrower stated July payment already made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7550129115 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower was contact about the FNMA Financial Counseling attempt.
                                           Borrower works from home and would have to review the letter prior to setting up a schedule.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 1/XX/14-loan is in active bankruptcy. Borrower is disputing previous response. No other comments were found.
8133791891 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke to borrower- called because received notice on the door that the property is vacant but it is not- it is being worked on.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Georgia for Hurricane XXX with declaration code DR-4400. FEMA declaration date was 10/XX/2018 and incident occurred from 10/XX/2018 to
                                           10/XX/2018. No apparent damage was noted.
7742116766 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8675701745 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/16/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower informed the servicer on 03/XX/2018 of not being interested in
                    unresolved and no      any loss mitigation options that may be available.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damages on 10/XX/2017 due to Hurricane XXX; the details of the damages were not provided. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX noted on 10/XX/2017.
3172074166 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to verify next due date and the agent advised next due for
                                           10/XX/2019. The agent advised borrower to check with her attorney and trustee to see when she is going to resume payments. The agent confirmed two payments received in August.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 12/XX/2014.  The bankruptcy was discharged 09/XX/2019. However, no evidence case has been closed and terminated.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Loss draft funds received on 07/XX/2019 due to wind damage to property.  Claim is classified as non-monitored.
8700264603 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower stated they were notarizing the documents today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4026971455 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised the payment extension documents need to be signed and returned to the servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); borrower reported flooding but there is no evidence of any outstanding damage.
5610006975 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  An outbound call was made to the borrower on 5/X/2018 in regard to the completion of the modification. The customer was  also advised that the account will move to regular servicing. The servicer advised the customer of the option to pay at the branch as per the customer preference.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4367260644 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/02/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 05/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9788944230 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Unauthorized 3rd party (daughter) has called to inform us of the death of her father, Will send the death cert.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Florida Hurricane XXX (DR-XXX) declared on September XX, 2017. There was no mention of property damages.
9789745109 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower accepted the promise to pay plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.
8763823956 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Authorized third party was calling to make their April payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to
                                           10/XX/2017. No damage was noted.
4783050906 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called on 1/XX/2019 to confirm a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2206610125 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called about loan and credit report showing loan in foreclosure in
                                           May 2015 and stated was going through a modification review during that time and never received any foreclosure notice. Borrower requested that it be removed from credit reports.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5266941857 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in for insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5063961473 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/09/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower inquired about new payment amount.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 10/XX/2017 due to Hurricane XXX.  Damage was noted as minor to the roof and fences.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5291560413 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower stated will make payment by 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted 09/XX/2017; inspection shows no property damages.
9539048963 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6264853749 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower paid escrow shortage, payment adjusted on system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1289130599 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to discuss the recent escrow analysis.The borrower had a question about the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2104798501 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to get the status of the account the account is performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5279640475 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in about forced place insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2380108059 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called about their payment increased due to escrow change.
                                           Refinance was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017.
1616062923 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On June 28, 2018, the servicer spoke with the borrower about the account. The borrower wanted information about the completion of the disaster extension and deferment. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 9/XX/2017- Forbearance review Hurricane XXX.  No damage to property but did affect employment.
2100545537 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised that the extension was processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2019 and there is no evidence of reaffirmation.  The bankruptcy was discharged without Reaffirmation on 08/XX/2019 and closed on
                                           08/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 12/XX/2017. There is no evidence of damage to the property.
5996761313 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  . Borrower advised extension has been activated and not due until 04/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX as noted on 9/XX/2017.
2885181333 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower confirmed acceptance of extension offer on 3/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 10/XX/2017, FEMA Declared Disaster due to Hurricane XXX. No damage reported.
2984739878 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On July 17, 2019, the servicer spoke with the borrower and took a payment.
                                           The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX noted on 9/XX/2017,  no damage noted.
3954371702 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower promised to pay on 9/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7783137303 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  XXX called in to cancel auto charge  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8492424450 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.
8721002801 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Servicer advised that modification is completed and account is due for
                                           05/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property is in FEMA disaster area noted on 11/XX/2017; no evidence of damages.
2811734381 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called for general information. A late charge was waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX as noted on 10/X/2017.
1705238385 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The customer called in requesting the total due and requested a late fee waiver for the $57.02.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 10/XX/2017, Received Loss Draft check for $6700.26, check endorsed and released to borrower.
3008978977 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to advise that he would not be able to make trial payment until the 3rd due to that being the day he receives his SSD. The agent advised that he would be fine and provided all payment methods
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION:  Borrower source of income is SSD
                                            Property in "Good" condition per comment dated 4/X/2019
3746267822 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 9, 2019 the borrower submitted a payment for $575.46 and a confirmation number was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2018. There is no evidence of damage to the property.
3808122613 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called to discuss a letter she received in the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3253177738 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called on 2/XX/2018 to ask if supplementary hazard insurance is required.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 12/XX/2017. No damages were reported.
9599941066 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a promise to pay on 08/XX/2019.
                    unresolved and no      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer indication covered by  responded within 60 days and no further communication from mortgagor.  The borrower was disputing late payments stating the loan was never late.  The account was reviewed and determined to be
                    insurance              reporting correctly.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1] Written Dispute -  FORECLOSURE: No evidence of current foreclosure activity.
                    Servicer responded     BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    within 60 days and no  LITIGATION: There is no evidence of litigation on the file.
                    further communication  TITLE ISSUES: There is no evidence of title issues.
                    from mortgagor         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4606742136 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Third party was advised the account is current and the automatic payment application was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1011634488 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Authorized third party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7381825413 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to borrower, made payment. RFD resolved.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Workout dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Comments indicated there was a workout dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 2/X/2019, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
8562352654 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in on 05/XX/2018 Advised extension modification agreement documents are sent to be signed and returned, the documents are needed in order to complete the extension agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017-  Forbearance review Hurricane XXX.  No damage reported to the property.
2140207211 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower was advised that their modification was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6020829033 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/19 spoke to borrower who called to schedule a payment of $443.68 for
                    property; identified   today.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed a payment but paid the payment the same day.
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 01/XX/2018, FEMA Declared Disaster due to Hurricane XXX.
4431269131 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in for a payment confirmation, and to discuss late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5886070734 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in regards to monthly payment and escrow balance after further communication  modification.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 5/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
5960274643 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The commentary states the client spoke with the borrower regarding the
                    unresolved and no      confirmation of payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported roof damage on 9/XX/2017 due to Hurricane XXX.  No claim was filed. No further status of the repairs were provided by the borrower.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017.
4968883256 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The servicer and the borrower discussed the November 2018 payment. The borrower advised that the payment was submitted online on 11/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9928766021 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make payment on account.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 10/XX/2018 due to Hurricane XXX on 9/XX/2018.  Claim funds in the amount of $5,438.06 and 1,585.37 were received on 11/X/2018 and were endorse and released to the borrower on 11/XX/2018.  The claim is classified as endorse and release. No status updates provided for the repairs.  The damage repair amount is estimated at $5,438.06.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2018.
4456134476 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/18 the borrower called in to advise the modification documents were at the home in Florida and they were in New Jersey. The borrower requested they be resent to the New Jersey address. The borrower was advised it take 24-48 hours to have the address changed  and they had already missed the deadline. The borrower was told the best bet is the have their son send the package to New Jersey and return them back here by courier. The borrower was advised there is no guarantee they will be accepted because the deadline has passed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Borrower affected by Hurricane XXX.
7369371898 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower stated will mail payment by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 10/XX/2017; no evidence of damages.
1763861325 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to gain access to the online system. The agent advised since they have filed bankruptcy they do not have access to the online system. Borrower states that they will call back to make their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8699941784 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower requested new extension documents.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed on 01/XX/2018 and resolved on 03/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3753077639 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower contact with insurance update with new carrier premium paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.
8944374509 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower requested late fee waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Mailing address in different from subject property.
9714207522 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 8/XX/18 the borrower was contacted and advised excessive obligations as the reason for default. Borrower promised to pay $900.00 by 8/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6081692164 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to discuss the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 02/XX/2018- The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
9098833333 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to inquire about  status of refund from previous carrier
                    unresolved and no      and was advised to contact insurance company.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported minor property damage on 09/XX/2017 due to Hurricane XXX.  The borrower noted on 01/XX/2019 is still waiting on inspection. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1495769527 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/31/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [2] Payoff has been    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    requested within the   REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                    last 60 days           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2016.  Motion to sell order entered 08/XX/2019. Motion of Trustee to dismiss or modify on 10/XX/19. On 12/XX/19 Motion to Sell is not for this property.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1913649029 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Servicer advised that extension was completed and account is current.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 10/XX/2018 the borrower noted they were still assessing the damages caused by
                                           Hurricane XXX and was undecided if they would be filing a claim. There was no evidence of a claim being filed or any repairs being completed.  Property repairs have not started.  The property condition is average.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 10/XX/2018.
2905186440 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in regarding the account balance.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 10/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and there are leaks.  The borrower stated the insurance is not covering everything.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX.
5634609426 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised on 06/XX/2018 the payments for the disaster
                    unresolved and no      extension were satisfied.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2016.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Mortgagor Deceased BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    - Executor/Heir exists LITIGATION: There is no evidence of litigation on the file.
                    to dispose of          TITLE ISSUES: There is no evidence of title issues.
                    property; identified   PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017, the borrower reported hurricane damage to the property. No further
                    and documented         details were provided and there is no evidence of an insurance claim or completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
6302839890 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called for payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster due to Hurricane XXX. No damage reported.
2585587458 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 09/XX/2017; no evidence of damages.
7262762817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called to opt out of paperless statements and assistance with the password reset.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1207790815 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/07/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in regarding general account information.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The property sustained minimal damage from Hurricane XXX per notes dated 10/XX/2017.
                                           The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX noted on 10/XX/2017.
6725394648 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised modification had been processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3168899754 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to confirm payment made previous day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6916112811 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Unauthorized third party (spouse) called to payment call was ended due to unauthorized third party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
9524518642 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to get a mod status update.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5376921345 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called to make payment.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is escrow shortage.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Borrower disputed escrow shortage amount. Servicer researched past escrow transactions and modification amounts and issue is resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 09/XX/2017; no evidence of damages.
9290144934 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Loan was modified 2/2016, non-govt mod.
5245883230 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/04/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower had a inquiry about the maturity date . The agent advised it may have changed due to the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5006636988 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/09/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower wanted to know how to get their ex spouse off of the deed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is cramdown.  Cramdown modification was completed on 08/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1951585070 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was contacted to advise the modification was completed. The
                    unresolved and no      borrower stated was aware and had gone online to check.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported damage to property due to Hurricane XXX on 09/XX/2017. No evidence of an insurance claim filed. The borrower advised still making repairs on 11/XX/2017. On 3/XX/2017 a branch endorsement package was received with no specific information noted. The claim was classified non-monitored. No further status updates provided.  The damage repair amount is estimated at $0.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a disaster area designated by FEMA due to Hurricane XXX (DR-XXX) declared on 9/XX/2017.
6775468852 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The last contact was made on 2/XX/2017, in which the borrower confirmed a
                    property; identified   payment was made.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1415179202 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower arranged payment by phone on 9/X/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2199462267 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower is performing but consistently pays after the middle of the month which is the reason for the latest contact.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6412488150 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower discussed a payment.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is 12/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5177103156 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in reference to an insurance claim check; agent advised further communication  the check was endorsed and released to the borrower through regular mail on 05/XX/2019.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower stated that the statement and the online balance balance is incorrect as documents were sent in weeks ago to clear this up. Borrower was advised that the process was not complete and this is why loan reflects past due .
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 10/XX/2018.
2472834115 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in with general questions and was transferred to the bankruptcy department.
                    [2] Loan is in         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    Bankruptcy             responded within 60 days and no further communication from mortgagor.  Borrower requested review of payment history and dispute payment allocation. Dispute resolved 07/XX/2018.
                                           REASON FOR DEFAULT:
                    [1] Written Dispute -  FORECLOSURE: No evidence of current foreclosure activity.
                    Servicer responded     BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent within 60 days and no  bankruptcy status is active.  The proof of claim was filed 09/XX/2014.  Chapter 13 case # XXX was removed noting concurrent loan.
                    further communication  LITIGATION: There is no evidence of litigation on the file.
                    from mortgagor         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7109614824 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Commentary states borrower called in regarding insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 08/2017); no damage reported.
1290603173 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a visit to the branch regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
7543195614 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower stated that the flood insurance check was sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to
                                           10/XX/2017. Per comment on 09/XX/2017, the property is not damaged.
2042077228 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 10/XX/2016. There is no evidence of damage to the property.
9640194112 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower requested information about waiving the mortgage insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5618266128 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8731932520 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/08/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in and processed payment in amount of $1294.47 and was
                    unresolved and no      provided with the confirmation number.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017 the borrower advised the property was subjected to extensive damages due to Hurricane XXX; the details of the damages were not provided. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a FEMA disaster area due to Hurricane XXX.
8464290440 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower contacted the servicer on 10/XX/2017 to make a general inquiry on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1110111074 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3177383074 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/25/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/19 spoke with the customer about re-opening escrow account on a closed account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5508294011 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in requesting new escrow analysis to be run so can get
                    unresolved and no      the remaining surplus released in escrow account.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] MI Not Being Paid  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    As Required            LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 09/XX/2017 that the property had minor damages caused by
                                           Hurricane XXX; the details of the damages were not provided. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX.
9160865644 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to see about skipping one payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 4/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
1759284902 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019, the Borrower's last contact was via an outbound call where a same day Promise To Pay in the amount of $1,695.55 was made. The reason For Default is that the payment had not been made because it was within the Grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to
                                           10/XX/2017. No damages were reported.
1365751931 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in to request an inspection for Hurricane damage.
                    insurance claim and    Advised we need copy of contractors bid or adjusters report to do the inspection.
                    funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 10/XX/2017 the property was damaged due to Hurricane XXX; the details of the damages were not provided. There was no evidence a claim was filed or repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 10/XX/2018. No damages were reported. Prior comments on 10/XX/2017 stated the property was previously located in a FEMA disaster one for Hurricane XXX.
5613660217 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in to confirm the payment.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Bankruptcy.  The dispute is resolved and the status indicates Servicer responded
                    from mortgagor         within 60 days and no further communication from mortgagor.  A letter came in from an attorney regarding bankruptcy research and was transferred to the escalations team. Nothing was imaged and no action was taken.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 01/XX/2017.  A motion for relief was filed 05/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3628916972 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in to inquire about account principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1608430542 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower contacted the servicer on 01/XX/2019 to schedule a payment in the amount of $4,799.95, of which $2,242.96 is for the monthly payment and the remainder to cover the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
2078457914 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The co-borrower called in and was advised of total amount due. Borrower is unable to offer a promise to pay and stated default is due to curtailment of income. Borrower advised is interested in mortgage assistance but was not able to complete interview and does not have access to internet and the agent mailed application to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
2844147566 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The servicer spoke with the borrower and advised natural disaster protection
                    unresolved and no      ends 12/XX/2017.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and outside.  The borrower called on 09/XX/2017 to file a claim and noted damage again on 11/XX/2017.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8757296562 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The servicer called and spoke with borrower and was advised of total amount due. Borrower made a payment in amount of $1809.19 and stated late payment  was due to thought was set up for ACH. The agent advised that the form was sent out but never received back. Borrower indicated will fill out and take to local branch and the agent advised may not be in time for June payment  and to call to find out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. Property sustained damage and all repairs were made and claim was closed 04/XX/2018.
4967172214 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area on 09/XX/2018 due to Hurricane XXX. On 05/XX/2019 the repairs were complete and the claim was closed.
8708902703 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The agent spoke to the borrower regarding a refund payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7538878040 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower inquired about a reaffirmation agreement and the agent advised that a request needs to be sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX which occurred on 09/XX/2017. No property damages were reported.
1896735718 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower did not feel comfortable giving the agent their bank account information because they received the call. The borrower stated that they will call back and make the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX.No unresolved damages were noted
8563323986 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments show borrower called regarding escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3619439241 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower would not agree to a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zoned due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
5623725378 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019, the Owner's authorized third party (Borrower is deceased,
                    property; identified   survivig spouse) called in regards to releasing the final draw.  Servicer informed all the documents are in the file and approved the release of the final draw in the amount of $3,499.13.  Borrower
                    and documented         is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2015.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Contractor  and subcontractor payment.  The dispute is resolved and the status
                    [1] Verbal Dispute -   indicates Servicer responded and appears issue is closed.  On 10/XX/2018, the Owner's authorized third party called in regards to the outstanding payment in the amount of $9,100.00 still owed. The
                    Servicer responded and Servicer informed  there was to be no involvement on behalf of Servicer  with money owed between Subcontractor and Contractor. The  Borrower's authorized third party  informed that the Servicer had
                    appears issue is       yet to issue a draw/check/refund to the for that amount. The Servicer was refusing to issue the amount because the Borrower had infofmed that it was paid in full. The  Borrower's authorized third
                    closed                 party  informed the Servicer that thisd was not the case and thare was a Mechanic's lien on the property for the amount owed. The Servicer requested proof that it had been paid in full before issuing the draw. The  Borrower's authorized third party  stated that no where it stated that proof of paid in full had to be provided in order for the funds to be released.  The Servicer cancelled the draw.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on 11/XX/2017. Damages were reported. On 03/XX/2019, the final inspection was completed at 100%. On
                                           04/XX/2019, the final draw waas sent to the Borrower and the Unpaid Principal Balance was in the amount of $36,314.36 with a next due date of 04/XX/2019.
1419326163 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The agent advised the borrower that he was mailed another set of extension documents with corrected terms. Borrower must return at earliest convenience.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No unresolved property damages were reported.
8491505283 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to change their mailing address.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017 the borrower advised the property was damaged due to Hurricane XXX; the details of the damages were not specified. On 08/XX/2019 the borrower called to discuss a possible insurance claim. However, there was no evidence a claim was filed or repairs were completed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
6890119495 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower promised to pay $1,352.71 on 3/XX/19. The primary reason for default was curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5934655784 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in to confirm their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is evidence of reaffirmation.  Reaffirmation date 07/XX/2017
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6302693417 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower confirmed the homeowner's Insurance policy and requested a stop payment to be removed from the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There is a  No Contact / stop calls on the account.
8289259051 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower requested a copy of the 2018 tax form 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4315064932 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was advised that the countersigned modification documents were mailed to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6702822782 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower advised when payment will be made on the account.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the credit reporting for the account. Borrower advised that account was on a forbearance during the period of negative credit reporting.
                                           The account was updated after the review and correct information sent to credit bureau.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5254400579 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to discuss a letter they received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [2] Loan is in         REASON FOR DEFAULT:
                    Bankruptcy             FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8490696571 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Servicer spoke to borrower regarding the confirmation of the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); borrower reported damage and a claim was filed.  Claim was not monitored.
5213550686 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in to make a payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 10/XX/2018, the borrower reported that the property was badly damaged by Hurricane XXX. An insurance claim was mentioned, but there is no evidence of funds received or completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 10/XX/2018.
2436402033 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states spoke with the borrower and borrower advised when signed documents will be sent back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 12/XX/2017, FEMA Declared Disaster due to Hurricane XXX. No damage reported.
5747847338 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower promise to pay the amount of $972.02.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX noted on 10/XX/2017, no damage noted.
3880387795 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Discussed trial plan payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 9/XX/2017-  Forbearance review Hurricane XXX
2016153468 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower contacted the servicer and schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane XXX 10/XX/2017. No report of damage to the property.
6239012947 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated they had excessive obligations and accepted trial payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2688692595 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called regarding Escrow Analysis.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6353274382 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to make third trial payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017. There is no evidence of damage to the property.
1489738910 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to question why the online payment option is disabled.
                                           The borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 03/XX/2017.
2615489991 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with the borrower about payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2333790770 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower contact 1/XX/2019 servicer offered extension, 2/XX/2019 borrower accepts the extension.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 11/XX/2018; no evidence of damages.
9039435124 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower was advised that extension documents contain an error and corrected version is going out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 1/XX/2019, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
7833808607 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4356443242 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/18/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to discuss the escrow account.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded
                    from mortgagor         within 60 days and no further communication from mortgagor.  The borrower is disputing the account reporting information and states had never paid late. The response was sent advised the information reported was correct.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1017904154 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower stated the reason for the delinquency was due to curtailment in income. The borrower accepted a promise to pay to cure the account dated 5/XX/2019 in the amount of $1384.95
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 8/XX/2017.
4263501458 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with borrower regarding paying on the 20th.  No additional notes or information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
5826544216 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called on status of mod.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: 9/X/2017 Forbearance review Hurricane XXX. No damage reported.
8189010640 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower just completed trial payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5657151139 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On January 31, 2017, the servicer spoke with the borrower about the escrow analysis that was completed. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3100931138 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3492343829 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9207608079 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower contacted servicer to inquire about an escrow analysis; servicer transferred the borrower to the escrow department for further assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/XX/2017; Hurricane XXX. No indication of damages noted.
5345886343 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower made a payment and was advised that if payments were made for
                                           February and March, the loan would be extended by 3 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to
                                           10/XX/2017. No damage was noted.
2156723028 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower requested their 1098 be sent to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7028573230 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5898848402 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to confirm a payment in the amount of $60.00 dated
                                           08/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7520113499 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in regards to escrow shortage.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Written and the reason is Escrow dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Comments indicated there was an escrow dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 12/X/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
9615236023 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower stated will make payment on 09/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9562901520 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted servicer to request the final inspection for flood damages from 08/XX/2017. The borrower stated they received and email regarding the cancellation of the previous scheduled inspection. The servicer requested the inspection and advised borrower of time frame and contact information for inspector. Notes indicate the final inspection was completed on 08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 08/XX/2017; Hurricane XXX. Home flooding and other damages noted with date of loss 08/XX/2017. Total claim of $204,710.40 received and disbursed (UPB at time of damages $249,036.21). All structural repairs completed as of 07/XX/2018, with final draw of $41,177.60 sent to borrower on 08/XX/2018.
3828140795 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 06/18/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower had questions about the June statement and the agent confirmed the monthly payment is due for July 1st.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2017.  A motion for relief was filed 05/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9882579828 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in on 01/XX/2019 wanted status, they were approved for trial, went over all terms and the new servicer should remain with the offer intact.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7969864460 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower submitted a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
5613429684 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8108723884 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/XX/2017; Hurricane XXX. No indication of damages noted.
3533325765 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Contact with the borrower to discuss the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX as noted on 10/XX/2017.
1881159186 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/23/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The servicer informed the borrower on 05/XX/2019 that the suspense payment
                    unresolved and no      was reversed.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded
                    insurance              and appears issue is closed.  The borrower was disputing the inspection fee that was assessed during the forbearance period and requested a refund for the fee.  The borrower was advised of the right for the servicer to inspect the property condition.  The borrower was advised on 07/XX/2018 that a refund check would not be cut to the borrower, but the $75 was applied to principal.
                    [2] Payoff has been    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    requested within the   FORECLOSURE: No evidence of current foreclosure activity.
                    last 60 days           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                    [1] Verbal Dispute -   TITLE ISSUES: There is no evidence of title issues.
                    Servicer responded and PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Minor cosmetic
                    appears issue is       damage was noted.  The borrower noted on 09/XX/2017 there was damage to the house and the property around the house.  The details of the damage and status of repairs were not provided and there is
                    closed                 no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8760323792 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in regards to inspection getting done on property for loss draft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8762840607 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower informed that extension agreement is on the way.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Texas for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 08/XX/2017 and incident occurred from 08/XX/2017 to 09/XX/2017.
                                           No damage was noted per comment on 09/XX/2017.
7269935482 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower completed modification approved.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof.  The borrower noted on 02/XX/2018 repairs are in process.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3076555431 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in with an inquiry regarding extension documents .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 9/X/2017-  Forbearance review Hurricane XXX.  Insurance doesn't cover damage to fences, screens or landscaping.
5082798629 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called regarding payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX noted on 09/XX/2017, no damage noted.
3883862973 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Discussed escrow analysis with the borrower.
                    unresolved and no      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer indication covered by  responded and appears issue is closed.  The borrower was disputing the status of the account stating all of the payments were made for the plan and do not appear to have been applied properly.  The
                    insurance              account was reviewed and the funds were in suspense and needed to be applied correctly.  The issue was resolved on 04/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1] Verbal Dispute -   FORECLOSURE: No evidence of current foreclosure activity.
                    Servicer responded and BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    appears issue is       LITIGATION: There is no evidence of litigation on the file.
                    closed                 TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.
8966471174 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower accepted a pre-qualified extension.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2660146250 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  An authorized third party called on 08/XX/2018 to discuss the completed extension.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments indicated the property was located in a FEMA Disaster Area on 09/XX/2017 due to Hurricane XXX.
3340340695 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On January 08, 2019, the servicer spoke with the borrower about delinquency letters they had received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in North Carolina for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2018 and incident occurred from 09/XX/2018 to
                                           09/XX/2018. No damage was noted.
5927936342 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in on 03/XX/2019 this is the only contact with borrower, wanted to know if loan was assumable, advised it was not.  This loan is performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4022033433 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Customer is performing on the modification, the borrower called in to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5311136033 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4920209391 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5855599409 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Auth 3rd party called in about homeowners insurance.  Borrower is deceased
                    [1] Mortgagor Deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2014.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2320332001 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower contact requested reaffirmation letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2019.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  Reaffirmation letter has been sent to the borrowers attorney as of 11/XX/19.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9997778051 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower contacted the servicer on 09/XX/2017 to schedule a payment in the amount of $721.20.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6362059066 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called with general refinancing questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6424579669 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called advised received a current tax bill. Servicer advised they receive the bill electronically.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1761160796 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower contacted servicer with general loan questions and requested servicer to waive the late charges on the account as a courtesu.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 10/XX/2017; Hurricane XXX. No indication of damages noted.
5182528147 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower was advised that their Condo Master is needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
4806319729 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called with questions on the escrow account, authorized a third
                    closed                 party (spouse) and went over the modification.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2015.  The dispute type is Verbal and the reason is Tax payment.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Authorized third party contact for payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7927364588 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower contacted the servicer on 06/XX/2018 to confirm the payment has been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to
                                           10/XX/2017. No damage was noted.
8251532239 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called regarding tax bill.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There is a  No Contact / stop calls on the account.
                                           08/XX/2017, the Mortgage Insurance dates were updated using the original value on the modified terms.
2890449373 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in on 05/XX/2019 and wanted a reinstatement quote good through 5/XX/2019. Borrower states that property is tenant occupied and they are not paying their rent. Borrower is not interested in Mortgage assistance. Borrower called in on 5/XX/2019 to let us know wire transfer earlier of $21,181.12, reinstatement was sent in.  This was last contact with the borrower, loan is performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
8303037267 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 05/09/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called to add cell phone number to account and to call cell if needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3365527880 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower promise to pay on 07/XX/2019 the amount of $712.56.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2445613170 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/15/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1923707847 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The authorized third party made a payment by phone. The third party inquired about the final modification amount and was advised the amount is unknown until final modification documents are completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6923774314 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower arranged fastpay payment on 12/X/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2015.  Borrowers were discharged on
                                           11/X/19.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6485394823 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/21/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On November 08, 2018, the servicer spoke with the borrower about a payment
                    closed                 concern they had. The account is currently performing.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The servicer responded and advised that they could not return the second payment that had been taken in the month of September.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1552562693 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/15/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states spoke to third party regarding the information information.
                    unresolved and no      Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Mortgagor Deceased BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    - Executor/Heir exists LITIGATION: There is no evidence of litigation on the file.
                    to dispose of          TITLE ISSUES: There is no evidence of title issues.
                    property; identified   PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported on 11/XX/2017 the property had suffered minimal damage due to
                    and documented         Hurricane XXX. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is good.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4925598018 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with borrower.  Set up promise to pay.  No additional information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2019 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The area was declared Natural Disaster due to Hurricane XXX.  Notes begin 9/XX/2017 and end 8/XX/2018. No damage was noted.
4079727467 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in and the agent confirmed payment for September is posted. Prior comment dated 08/XX/2019 borrower stated that the property is now rented.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: Other missing payment history dates: 5/XX/2017-8/XX/2017, 9/XX/2017-12/XX/2017.
                                           Loan was modified, a non-govt plan, on 8/XX/2016.
5038947325 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower request to have a copy of the inspection results mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5107013684 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The servicer called and spoke with borrower and advised of total amount due.
                                           Borrower stated made payment made on 07/XX/2018 in amount of $765.85.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2929183035 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  There was contact with the borrower on 10/XX/2019.  The borrower was
                    unresolved and no      authenticated however there are no other notes regarding the conversation.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Commentary on 10/XX/2017 states there was damage to the property however the borrower was not specific. There is no evidence that a claim was filed or that repairs were made. No further updates provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017.
4220930467 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to make the first trial payment for the disaster
                    unresolved and no      extension.  The borrower was advised of the next steps.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Moderate damage was noted to the roof and shingles and the borrower was in the process of making a claim.  The borrower noted on 01/XX/2018 the cost for roof repair is $6500.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $6,500.00.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3604071133 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The last contact was made on 8/XX/2019, in which the borrower had an ACH inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8891528221 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in reference to the final inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5898988461 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to confirm payment made - plan kept
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4945510463 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower requested that copies of the November 2018 - January 2019 billing statements be sent to their mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Date disaster mentioned: 10/X/17. FEMA declared disaster area issued on 8/XX/17 due to Hurricane XXX.
7641023147 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower stated that he will make a payment after work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7696029778 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to discuss the escrow analysis.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7033982726 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in regarding year end information.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 10/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA  disaster zone due to Hurricane XXX noted on 10/XX/2017.
6968811871 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/29/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to make a payment and was informed that the payment had to
                    unresolved and no      be mailed.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 12/XX/2017 referencing roof damages for missing shingles caused by Hurricane
                                           XXX. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 12/XX/2017.
1448450473 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower asked about the status of an investigation that was open the previous day regarding the misapplication of a 5000.00 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7165049460 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7333555109 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 1/XX/19 spoke with the customer who indicated the name change had not been completely updated as on other lender account.  Confirmed the name change on the other accounts. A name change packet was sent to the borrower. 12/XX/2019 - spoke with the customer but there are no details as to the substance of the conversation
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 8/X/17-Loan does not qualify for streamline liquidation options as the loan was not part of a Chapter 7 Bankruptcy that was not reaffirmed.  No other comments found about bankruptcy.
4100333215 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is 03/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5979010126 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower confirmed receipt of the payment.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had a poayment dispute which was resolved on 11/XX/2018
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8964134124 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquiry in regards to the extension information received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017. There is no evidence of damage to the property.
5493763206 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in to confirm their payment has posted to their account.
                                           Borrower was advised that it had not and made a payment with the agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA declared disaster area on 05/XX/2017 due to flooding and mudslides.
6569855494 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke to borrower promised to pay 5/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8162813962 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 04/XX/2018, the Borrower's last contact was via an inbound call to schedule a same payment in the amount of $1,349.22. The Servicer informed of the next step in order to complete the Disaster Extension and to allow time for it to be completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017. No damages were reported.
4421285467 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower disputed the PMI removal date.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is PMI removal.  The dispute is resolved and the status indicates Servicer responded
                    from mortgagor         within 60 days and no further communication from mortgagor.  A written PMI removal dispute was placed and resolved on 02/XX/2017. The request was denied.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2377407909 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to see if the extension agreement could be taken to
                    unresolved and no      the branch to return.  The borrower was advised to use the enclosed prepaid label.  The next payment would be due for 09/XX/2018.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    insurance              responded and appears issue is closed.  The borrower was disputing a payment application.  The borrower stated was advised the payment from 04/XX/2018 could be used toward the first extension payment and that another payment would not be needed until June.  The issue was escalated and the borrower was advised on 04/XX/2018 the payment would be honored and used toward the May payment of
                    [3] MI Not Being Paid  the trial plan.
                    As Required            REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Verbal Dispute -   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Servicer responded and LITIGATION: There is no evidence of litigation on the file.
                    appears issue is       TITLE ISSUES: There is no evidence of title issues.
                    closed                 PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and additional wind damage.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1430408014 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2750003716 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The last contact was made on 11/X/2017, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3354257118 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to confirm payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6853184792 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7811632867 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to make payment on account.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is flood zone.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed flood insurance; stated property was not in flood zone. Issue was resolved by 03/XX/2018 with a flood certification.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
3389921924 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5447615246 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 04/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower contacted servicer to inquire about reaffirmation on account due
                    closed                 to discharged bankruptcy. No indication the borrower has reaffirmed the loan.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated the account should be current and disputed the delinquency. The servicer researched loan; found funds in suspense account not posted to account. Servicer posted two payments of $770.89 each to 02/XX/2019 and 03/XX/2019 to bring the loan back to current. No further issues from borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2937972912 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was advised of their modification status
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9714923858 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in regarding payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.
9176206244 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6988345628 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Servicer advised copy of modification was mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5612706368 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to make a payment on loan.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1159249299 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in 08/XX/2019 and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8420785051 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to request fee waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4233632420 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  During the review of 10/XX/2016 through 09/XX/2019, spoke to borrower, disclaimer not read. Primary reason for delinquency is excessive obligations .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8538149412 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called to confirm November payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017- Forbearance review Hurricane XXX.  Damage is resolved.
6220410913 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called on 05/XX/2019 to request an earlier mortgage insurance
                    unresolved and no      waiver.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    insurance              responded and appears issue is closed.  There was an issue with how April and May 2018 payments were showing on the credit bureaus.  The comments on 06/XX/2018 indicated that they corrected the reporting.
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower advised on 09/XX/2017 the property was subjected to exterior damages caused by wind due to Hurricane XXX. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
5884081309 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called on 12/XX/2018 to inquire about the following month's payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3129147123 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster due to Hurricane XXX. No damage reported.
4841122352 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower accepted a promise to pay and will update their phone number online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2907075000 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The agent spoke with the borrower and the borrower accepted a promise to pay cure and made phone payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a disaster area dated 12/XX/2017. No damage reported
8631998794 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On January 08, 2019, the servicer spoke with the borrower who requested to not be called any longer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to
                                           10/XX/2017. No damage was noted.
8082004220 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8427864245 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was advised of the new modification terms. The borrower stated
                                           had to go and ended the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane XXX as noted on 10/XX/2018.
                                           The property is located in a FEMA disaster area due to Hurricane XXX as noted on 9/XX/2017.
7612325639 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was informed that the extension was pending for the form to be generated, signed and returned.  A payment for $1,089.53 was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area affected by Hurricane XXX noted on 09/XX/2017.  No property damage was reported.
3856747474 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3542683680 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called on 2/XX/2019 to obtain general Insurance policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2066905933 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower was advised that modification is complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8477920530 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Per commentary on 08/XX/2018, borrower advised that they need to provide final signed Extension documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster coding added 10/XX/2017 for Hurricane XXX.
3157815517 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to make a payment and advised she wanted extra amount to go towards escrow
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8765735454 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in and spoke with the agent to make a payment. The borrower understood he would need to mail an additional payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8437984463 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in regarding the escrow balance.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported water damage in the garage on 09/XX/2017 due to Hurricane XXX.
                                           The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.
6944325348 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer's branch office contacted customer service with borrower regarding the endorsement of the hazard loss claim check. Customer servicer advised the branch office to endorse and release the check for $8085.61 directly to the borrower as the claim has been closed. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted 08/XX/2019 Non-monitored hazard claim closed with all criteria met. Claim check for $8702.74 endorsed for Fire damages with date of loss 06/XX/2019. Noted 11/XX/2016, prior damage claim for date of loss 04/XX/2016 also closed with hazard claim of $11,219.13 due to hail damages endorsed and released. Note FEMA disaster related.
4517473840 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke to borrower to go over account info
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1364638814 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6369477048 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in reference to claim inspection; agent advised based on
                                           90% results, the claim has been closed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); borrower filed a claim for damage and repairs were completed.
4315837702 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower contacted the servicer on 12/XX/2019 to schedule a payment in the amount of $1,888.35.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4371718831 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/21/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 02/XX/2018 , the last contact with the Borrower was via an inbound call in regards to the settlement claim for the repair of the roof. The Servicer informed a 2nd inspection will be needed to release the 2nd additional draw. The Claim Adjuster was conferenced in. Payment was received since August and placed in restricted escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 03/XX/2018, the Loss Draft claim for the Date Of Loss 07/XX/20016 was closed for the roof repair.
1758776999 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/31/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in for instructions on how to endorse their claim check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2285752335 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 007/XX/2019 the servicer spoke with the borrower who requested to change the automatic draft to the 5th of each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9321932291 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6999799658 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer requested a copy of the transaction history.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    insurance              responded within 60 days and no further communication from mortgagor.  An investigation was completed regarding a dispute received for incorrect credit reporting. The account was determined to be reporting correctly.
                    [1] Written Dispute -  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded     FORECLOSURE: No evidence of current foreclosure activity.
                    within 60 days and no  BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent further communication  bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower advised on 12/XX/2018 the home needed repairs; the details of the damages were not provided. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1930350482 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called on 2/X/2019 with tax questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3629866238 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower scheduled a payment in the amount of $2,034.32.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
7635422496 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called about letter received regarding multiple insurance policies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9104216993 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 6/XX/19 spoke with the borrower who made a payment by Fast Pay. A
                    closed                 confirmation number was provided.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Flood nsurance.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 7/XX/18 the borrower asked to speak to a manger or supervisor. An agent returned the call to confirm the premium on the flood insurance. The coverage was sufficient based on the unpaid principal balance. The coverage must equal the minimum flood required amount of $250,000 to be sufficient.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/16-resolution short of foreclosure completed on 11/XX/16.
4693441936 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4106402634 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was calling in to make monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to
                                           10/XX/2017. Damage was declared with a date of loss of 09/XX/2017. Claim was classified as non-monitored on 02/XX/2018 and damage was resolved.
5086340258 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called to make payment on account.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3994656009 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called on 9/XX/2019 to verify a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2897912074 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Inbound call from Authorized third party, who called for clarification of
                                           Extension. Agent explained offer and borrower stated unable to do it this month, but will start making payments in February.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster due to Hurricane XXX. No damage reported.
5448956864 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer discussed general information regarding the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.  No further information evident.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5278043726 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower requested paper statements begin.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2773519758 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in to discuss the next due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2994873766 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/23/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called and stated will make payment by 01/XX/2019.
                    insurance claim and    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds held by servicer REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    with indication of     FORECLOSURE: No evidence of current foreclosure activity.
                    related contractor bid BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    sufficient to cover    LITIGATION: There is no evidence of litigation on the file.
                    repairs                TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 12/XX/2017 due to Hurricane XXX on 9/XX/2017.  Claim funds in the amount of $17,478.41 were received on 12/XX/2017 at the branch office for endorsement. Approval was provided for the endorse and release to the borrower. The claim is classified as enhanced endorse and release. The borrower did not comply with the terms of the claim agreement and a drive by inspection was not conducted.  The status of repairs was not provided.  The damage repair amount is estimated at $17,478.41.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017.
1934073195 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4737351704 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower promise to pay $786.94 drafting on 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2850035753 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower promised a payment and expressed interest in automatic drafts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area notes on 10/XX/2017.  No property damage was reported.
5142214092 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called regarding the 1098 for 2019. The servicer advised will be mailed out in January.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3741891257 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3449796080 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3349979681 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The agent advised the borrower that they received the modification documents and they are currently going through system maintenance update to reflect the modification agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 10/XX/2016; Hurricane name unknown. Damages claimed and completed.
4610326370 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called regarding the insurance on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  Closed Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
3339310959 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/19 a natural disaster followup call was made to the borrowers.
                                           Advised the extension was complete and next due is 6/X/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster noted for Hurricane XXX 09/XX/2017.
8792583667 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a payment in the amount of $1693.96
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4066331358 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The servicer spoke with the authorized third party about removing private mortgage insurance from the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1031394626 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5364250694 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in to add daughter to deed.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted 10/XX/2017; no evidence of damages
7811886574 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower quested a payoff quote with a good through date of 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6144718773 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called regarding escrow analysis and current insurance provider information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4529756612 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 4/XX/18 the borrower a call. The borrower was advised countersigned modification documents had been mailed and to allow 5-7 days for receipt. One more call will be made to the borrower to advise the file is completed. The borrower was reminded the May payment must be mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  Discharged without reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6901843876 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a payment and cited death in the family as the reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 11/XX/2017.
2777421856 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke to borrower regarding modification packet
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7071851454 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7504666291 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower advised that a payment would be submitted on 12/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4824065522 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2326703812 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/23/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 04/XX/2018 the borrower called to make a payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 09/XX/2017 the property was damaged by Hurricane XXX; the details of the damages were not provided. The borrower noted on 11/XX/2017 they still have repairs to complete on the property. There was no sign of a claim being filed or the repairs being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
4998435907 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower advised an ACH recurring payment application was filled out;
                                           agent advised it would be effecting on 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8991936497 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower requested that the agent email them their 1098 statement to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1828588582 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4329301650 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On May 14, 2019, the servicer spoke with the borrower about the equity in the property. The account is performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was located in a FEMA disaster area due to Hurricane XXX. Damages to roof which have been repaired.
5808486634 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to schedule a payment and was advised can only schedule payment within the month the payment is due or 5 days prior to the 1st. Advised borrower can make payment at Branch.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster due to Hurricane XXX. No damage reported.
2246035761 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower advised has accepted the promise to pay payment plan cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster coding added for Hurricane XXX 10/XX/2017.
8366485206 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in regarding payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1156202198 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to change principal amount payment on last payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1408339468 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4336709592 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called about an unspecified issue; borrower was directed to contact their county.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6460232381 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 8/X/19 the borrower was contact and had both borrowers on the call.
                    closed                 Advised the borrower that the credit reporting error had been submitted and fixed. A letter to the borrowers was sent out today. They were advised it may take up to 30 days for the correction. The customers were very happy and grateful with the outcome.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrowers had received a disaster assistance extension on 6/XX/19. The borrowers disputed that the May,2019 payment was reported as late. On 8/X/19 the borrower was contact and had both borrowers on the call. Advised the borrower that the credit reporting error had been submitted and fixed. A letter to the borrowers was sent out today. They were advised it may take up to 30 days for the correction. The customers were very happy and grateful with the outcome.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
5614778812 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a payment.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Escrow analysis.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Escrow shortage was spread to 60 months.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster coding noted for Hurricane XXX 09/XX/2017. 100% repair inspection completed 11/XX/2018.
4858164689 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On November 15, 2018, the servicer spoke with the authorized third party about the insurance policy on the account. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9833699380 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to change mailing address.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  The borrower noted on 10/XX/2017 the home was impacted and is still waiting to hear back from the insurance company regarding the claim.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3376105331 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called about insurance in general.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8541618327 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower states that they always make their payment the same time every month and hung up the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3266809980 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer spoke with customer who is wanting to make payment via fast pay
                    property; identified   and stated will call back with checking information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7712098889 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to see if the insurance payment was issued. The agent
                    unresolved and no      advised to follow up in 24 hours.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 11/XX/2017 due to Hurricane XXX.  The borrower stated
                                           is in the process of repairing the roof.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX as noted on 9/XX/2017.
8691446525 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states spoke with borrower regarding the confirmation of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster area mentioned on 10/XX/2016. Damages reported have been repaired.
3823286533 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in and requested extension
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2185786805 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The customer advised sent in modification extension documents .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to
                                           10/XX/2017. No damage was noted.
6881305544 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower discussed their modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9862207142 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in returning missed call and agent advised call was in reference to following up on final modification documents and if any questions. Borrower advised the final documents have been sent back and has no questions. The agent checked tracking information and found that the documents have been received and just not uploaded yet and advised will go through system maintenance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1943281928 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8879635994 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called regarding change in homeowners insurance,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Other missing pay history dates: 3/XX/2019-5/X/2019, 10/XX/2018-3/XX/2019,3/XX/2017-7/XX/2017, 12/XX/2016-3/XX/2017, 9/XX/2016-12/XX/2016.
3679105932 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/18 the borrower was contacted regarding the extension modification agreement that was mailed on 4/XX/18. The borrower stated they will look for the package, sign, and send back. Borrower was advised the 1st payment is due on 6/X/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to
                                           10/XX/2017. No property damage was noted.
4449312471 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make payment on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3099997698 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/13/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in for general account information.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported minor damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted on 12/XX/2017 mostly to the interior and the borrower stated was not covered by insurance or FEMA.  Repairs are being made out of pocket.  The details of the damage and status of repairs were not provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
6188167517 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised that the modification was completed in the system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 10/XX/2017. There is no evidence of damage to the property.
2679035656 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2805111629 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called to report a new homeowner's insurance claim because of hail damage. Claim was closed 10/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: As of 10/XX/2018, the Homeowner's insurance was being cancelled due to underwriting reasons. There is no evidence of reisuse/reinstatment of the policy or with anyone else even though a statement was received on 10/XX/2019.
                                           There is a  No Contact / stop calls on the account.
                                           As of 08/XX/2017, the Mortgage Insurance dates were updated using the original value on the modified terms.
                                           On 10/XX/2015, the Borrower had a question in regards to negative credit reporting that took place while on a Forbearance. Statied no negative reporting was to take place.
                                           Prior modification from 12/XX/2013.
                                           Checks in the amount of $8,470.63 were endorsed to the Borrowers for the Date of Loss 09/XX/2017. There is no indication of Bid, work started,  completed or inspection. It is an unmonitored claim and the claim was closed. Hail damage.
6838288865 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower inquired how to make the payment to the account since the system indication covered by  was not yet updated.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [2] Property is        FORECLOSURE: No evidence of current foreclosure activity.
                    located in a FEMA      BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    disaster area.         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Commentary on 09/XX/2017 states there is damage to the property due to Hurricane XXX on 9/XX/2017. On
                                           9/XX/2017 the borrower stated minor damage and a little flood occurred. No evidence a claim was filed. No further status updates were provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane XXX on 09/XX/2017.
8293905947 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment and discussed escrow shortage. The agent advised that their payment needs to mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to
                                           10/XX/2017. Damage was not related to the hurricane since water damage with a date of loss of 08/XX/2015. Final inspection was noted on 08/XX/2019 and final draw was sent out on 08/XX/2019. Damage is resolved.
9698796983 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 6/XX/19 spoke with the customer about insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9344658893 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/19 spoke with the customer and confirmed escrow shortage  options as reequested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4356849108 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer was advised on the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9256375507 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower requested information on how to have PMI removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3311367298 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called on 4/X/2019 to check the status of the loan modification further communication  paperwork.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing a late fee.  The payment was made on the 15th on the website but didn't post until the 18th and a late fee was applied.  The servicer reviewed the account and confirmed the payment was made and when the payment fully posts, the late fee will be removed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 10/XX/2018.  No damage was reported.
8124566040 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower contact 9/XX/2017 borrower advised damages to property and clean up lead to excessive expenses,, 11/X/2018 borrower was advised of system changes with modification that was approved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17
4770620985 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    Servicer responded     responded within 60 days and no further communication from mortgagor.  A credit reporting dispute was received referencing delinquency reported during a loss mitigation program.  Servicer confirmed within 60 days and no  account was reporting accurately and updated history.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3189255952 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower took the non-monitored claim check in the amount of $6,140.95  to the bank and it was endorsed and released.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX on 09/XX/2017.
8961488292 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower emailed servicer regarding new flood insurance due to the increased rate.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7735640570 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX noted on 10/XX/2017, repairs were completed as of 03/XX/2017, no further damages noted.
2755308950 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke to borrower- general account, IVR authenticated
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: mod completed, effective 02/XX/17.
5088191378 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower request to verify the insurance information on file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8152279086 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower scheduled multiple payments in the amount of $783.54 and $759.84 for
                                           02/XX/2017 and 02/XX/2017 respectively.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7816607574 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in and was advised of the total amount due. Borrower made a payment in amount of $2511.47 and verified that the property is owner occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3822835509 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to submit the June 2019 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6910072618 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in to make a payment towards the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2576950788 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower promised to pay $1298.44.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1853070490 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The servicer informed the borrower on 03/XX/2019 that the late fees have been further communication  waived.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3834404415 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states spoke with customer, conversation unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4452862672 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  No information on contact
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The proof of claim was filed 05/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8610540406 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The last contact was made on 12/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2410210767 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Authorized third party called in and set up ACH effective for July. The authorized party requested to have the landline number removed as no longer valid and added borrower;s Mobile number to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2583377882 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to authorize a third party and was advised to send in indication covered by  writing.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  A third party called to report roof damage on 01/XX/2019. The borrower was advised on 01/XX/2019 to contact the insurance company to file the claim.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3664845341 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 4/XX/18 the borrower stated the extension modification agreement is due back today. Due to a death in the family they were unable to mail back sooner.  The borrower asked if it was alright to mail it back today. Borrower will mail it out today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 9/XX/2017- Forbearance review Hurricane XXX.
6404821208 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower stated that a payment will be made on 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 12/XX/2017.  A monitored insurance claim was filed for water damage sustained on
                                           10/XX/2017.  The inspection dated 04/XX/2018 indicated that the repairs were 100% completed per notes dated 05/XX/2018.  All recovery funds totaling $11,028.64 were endorsed and released as of
                                           05/XX/2018.
9045997133 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower was advised that the signed modification documents were received and currently pending countersigning.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2854158672 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019, the borrower called to schedule a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2293187994 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2015.  Closed Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3020580436 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower promised to pay $706.99 by 06/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3908918823 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2019.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9293064135 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 04/04/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There was no contact made between the borrower and the servicer during the review period of 10/X/2016 - 9/XX/2019
6046714055 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower promised to make payment.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed late payment. No corrections made.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster protection noted 01/XX/2019. No details provided.
6047953264 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The co-borrower called in and agent advised next payment due 05/XX/2018 in
                    unresolved and no      amount of $843.14 and next step is final agreement and system maintenance and once completed the loan will return to normal servicing. The borrower was advised no credit reporting for missed indication covered by  payments.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called on 09/XX/2017 to report a claim for damages caused by Hurricane
                                           XXX on 09/XX/2017. The borrower noted a tree fell on the property causing roof damages as well as flood damages. Notes on 09/XX/2017 referenced the claim was closed as the amount of the claim was listed as zero. There was no evidence of a claim check or any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX.
2063764247 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Commentary states spoke to borrower regarding payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5675592265 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower contacted the servicer on 11/XX/2019 to schedule a payment in the amount of $802.61.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1922038320 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in regards to escrow status on loan
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the reporting during the disaster forbearance from 1/2018 through 5/2018. This was resolved on 2/X/2019 with corrections made to the credit reporting. Written correspondence was sent to the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX as noted on 9/X/2017.
4029896534 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4320474438 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The last contact was made on 4/XX/2019, in which the borrower discussed the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1562396695 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3378314497 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal credit reporting dispute was placed and resolved on 10/XX/2016.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2150569631 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called about  a misapplied payment that went to escrow that was suppose to be for a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3916189233 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called for genera account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3350924809 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/20/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower contact to update the ACH drafting amount to principle.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the credit reporting; borrower states incorrect reporting is impacting their ability to obtain an auto loan.  The servicer sent a response indicating the reporting has been updated.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2511369592 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in about payment on loan
                    [2] Damaged Exterior - EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Active insurance claim REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    but unclear who holds  FORECLOSURE: No evidence of current foreclosure activity.
                    funds or covered by    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    bid                    LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                    [2] Damaged Interior - PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The commentary reflected a monitored claim was filed prior to the comments provided
                    Active insurance claim for damages caused by a storm on 10/XX/2012.  The notes on 01/XX/2014 referenced a claim check for $75,563.30 was outstanding. There was no reference to whether it was deposited back into escrow or but unclear who holds  whether it was cashed by the borrower. The notes on 01/XX/2016 referenced a draw of $12,593.88 was issued to the borrower and accounted for half of remaining funds in escrow. An inspection was
                    funds or covered by    received on 03/XX/2016 stating repairs were 80% complete. The comments on 05/XX/2017 stated the property did not qualify for a drive-by inspection due to interior damages were reported. There was no
                    bid                    evidence of the repairs being completed.  The damage repair amount is estimated at $100,751.06.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4740553497 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4066694491 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower advised that they wanted to make a payment through the automated system but could not. Borrower was advised that the system is being updated and to either mail in the payment or take the payment to a local branch.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to
                                           10/XX/2017. Comment on 12/XX/2017 notes roof damages with a date of loss of 09/XX/2017. Claim was classified as non-monitored on 01/XX/2018.
3493580322 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to inquire about escrowed property taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [1]                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Damaged/Occupied/FEMA  FORECLOSURE: No evidence of current foreclosure activity.
                    Zone - Active          BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    insurance claim and    LITIGATION: There is no evidence of litigation on the file.
                    funds held by servicer TITLE ISSUES: There is no evidence of title issues.
                    with indication of     PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 6/X/2018 due to Hurricane XXX on 9/XX/2017.
                    related contractor bid Claim funds in the amount of $1,547.69 were received on 6/X/2018 at the branch office. Approval was provided to endorse and released to the borrower.  The claim is classified as non-monitored.  The
                    sufficient to cover    status of repairs was not provided.  The damage repair amount is estimated at $1,547.69.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner
                    repairs                occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017.
5513892352 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to inquire about insurance disbursement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3020497286 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in regarding the extension documents and was advised to send them in as soon as possible to have the extension completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017
7011292623 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in regards to name change
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8426789529 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1831301299 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was contacted 7/XX/2019 because a payment was due.  A promise to pay was set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4824979332 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Commentary on 3/X/2017, Borrower had questions about the account and disconnected prior to call being transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8313181379 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in regarding payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted 09/XX/2017; no pending damages.
9901663655 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Advised borrower that modification was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3423959765 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called on 2/XX/2019 to have a late fee waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5811930496 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1259356182 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower contacted the servicer to schedule a payment to be applied to the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9300534260 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower confirmed that there was no property damage as a result of the hurricane.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 11/XX/2017. There is no evidence of damage to the property.
2192818195 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Commentary states borrower called in regarding statement information inquiry.
                                           Borrower was advised the last payment received was processed on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 06/XX/2018.  payment change notice. Effective 02/XX/2020, new payment $1,293.89, new escrow $394.84
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1413886415 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 02/26/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer advised that they made a payment for the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8026524310 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2212061104 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The co-borrower inquired about getting the spouse's name off the mortgage with a new deed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8661212923 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower promised to pay on 05/XX/2018 the amount of $1,837.90.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5182554441 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made a payment in the amount of $1143.88.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9585936252 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in to make payment iao $1217.41 and accepted extension offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA  disaster zone due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
5389596220 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4659091434 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  during the review period of 10/XX/2016 through 09/XX/2019 borrower called in to explain she had received a letter about missing payments. customer informed borrower that the letters are going to reflect the actual status of the account. customer also advised borrower that she would have to complete the trial before the loan is modified
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4243828546 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/15/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Commentary states borrower called in regarding the general balance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4782429924 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower contacted the servicer on 11/XX/2017 to verify receipt of their
                    property; identified   payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1729477530 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to inquire about modification documents and was advised need to be signed but not notarized.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in North Carolina for Hurricane XXX with declaration code DR-4393. FEMA declaration date was 09/XX/2018 and incident occurred from 09/XX/2018 to
                                           09/XX/2018. No damage was noted.
7121528831 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The last contact was made on 4/XX/2019, in which the borrower had an insurance inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7242779324 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Commentary states borrower called in regarding insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  Closed Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17
7275990029 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in about extension package.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7962129242 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 1/XX/19 spoke with the borrower who accepted a promise to pay cure to pay
                                           $1,267.71 on 1/XX/19. The servicer did not inquire about the reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 9/XX/2017- Forbearance review Hurricane XXX.  No evidence of damage
8722129170 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2533289133 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Per commentary on 09/XX/2019, Borrower advised they would be making monthly payment online on 09/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8515451246 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last contact was made on 8/XX/2018, in which the borrower discussed the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 8/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
7134873804 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Servicer spoke with Borrower regarding a refund of late fees in the amount of
                                           $32.34.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9182715187 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Servicer spoke to authorized 3rd party regarding account balance.  Borrower
                    property; identified   is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5180433145 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to confirm the escrow shortage.
                    insurance claim and    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds held by servicer REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    with indication of     FORECLOSURE: No evidence of current foreclosure activity.
                    related contractor bid BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    sufficient to cover    LITIGATION: There is no evidence of litigation on the file.
                    repairs                TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  An insurance claim check was received in the amount of $6,543.23 on 12/XX/2017 for hurricane damage to the roof of the property on 09/XX/2017.  The borrower noted 05/XX/2018 the roof was replaced.  There is no evidence of an inspection confirming the repairs were completed.  The damage repair amount is estimated at $6,543.23.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 11/XX/2017.
9663997427 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer and the borrower discussed the various modification programs
                    property; identified   available. The servicer advised the borrower that all of the disaster extension trial plan payments had been received.  Borrower is deceased and Executor/Heir exists to dispose of property;
                    and documented         identified and documented.  The date of death is 11/XX/2014.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer
                    [1] Written Dispute -  responded within 60 days and no further communication from mortgagor.  The borrower was dissatisfied with the modification review process and wanted it expedited. The servicer advised the borrower
                    Servicer responded     that the modification was approved on 4/X/18. The servicer also advised that a request would be entered to have the modification maintenance expedited.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    further communication  FORECLOSURE: No evidence of current foreclosure activity.
                    from mortgagor         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX as noted on 10/XX/2017.
5026475804 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/X/19 spoke with the customer who paid a payment by Fast Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3737358461 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in regarding the 1098 dispute and the agent explained and
                    closed                 advised a letter was mailed out.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is 1098 year end dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing the 1098 year end dispute for interest paid. The borrower is questioning why the 2015 interest paid is $12,371.45 and why the 2016 interest paid is only $8,343.34 and states is a big difference since the interest rate did not change and feels the 2015 and 2016 1098 is incorrect. The servicer reviewed account and mailed a letter to the customer informing that the 2015 and 2016 1098 are accurate and advised that the gap is due to the deferred paid.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1689964334 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9519506352 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The third party called and made a payment. The confirmation number was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1891384345 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Modification completed- effective 02/XX/2015.
7310752388 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1458212134 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower was advised that they were declined for mortgage assistance.
                                           Borrower states that they are currently struggling and the agent suggested that the borrower obtain a 2nd income or reach out to the United Way.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7529353974 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in and made a promise to pay 1339.14 over phone on
                                           04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
8937101984 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to schedule a payment in further communication  the amount of $1,063.95.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  01/XX/2019 Credit dispute received disputing balance / and or amount past due.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2168257283 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The client spoke with borrower regarding status of loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7130824806 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called on 1/XX/2018 regarding General Balance questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1465489493 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower made a payment by phone and scheduled a callback to go over financials with borrower for modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2869131812 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower requested a refund of the payment made on  05/XX/2019 in the amount of $932.55 since the funds came out of the wrong checking account.  The refund and reversal was completed on 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1729648260 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7999513924 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in and confirmed payment made in amount of $831.56.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9925257877 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1988609129 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5533560263 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower discussed general information regarding the loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5900100012 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower indicated they would send in payment for escrow shortage on 6/X/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2244991469 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019, the borrower called to make a payment and inquire about refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1095392792 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower discussed general balance information on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3991257050 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4067623391 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to discuss general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 08/XX/2019-Comments indicate that a claim check in the amount of $14,072.99 was received on 07/XX/2019 for hail damage on date of loss 05/XX/2019. The claim check was endorsed and mailed to the borrower as the claim is non-monitored.

                                           09/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX.
2201722706 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in for general loan information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3141728606 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called on 12/X/2019 to schedule a payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 10/XX/2018 the borrower stated had roof damage due to Hurricane XXX on 9/X/2018. An inspector reviewed the damage and found the insurance deductible will not cover the damage. No further status updates had been provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/X/2019.
                                           The property was located in a FEMA disaster area due to Hurricane XXX as noted on 10/XX/2018.
3634294909 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    [3] MI Not Being Paid  LITIGATION: There is no evidence of litigation on the file.
                    As Required            TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4747641327 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states spoke to borrower regarding the confirmation of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  Discharged Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4699192704 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The agent advised the borrower that the modification is complete and the file is back to normal servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6376394189 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in because they cannot access their online account since
                                           Bankruptcy was filed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.  Bankruptcy is filed for medical and credit debt only. Welcome letters sent but no further information is provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1430512215 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The last contact was made on 4/X/2018, in which the borrower inquired about a late charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4490816953 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/22/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017- Forbearance review Hurricane XXX. Damage repaired.
1128103530 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke to borrower- IVR authenticated, will call back to go over MOD agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6921952139 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in regarding the modification.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2018 due to Hurricane XXX.  Two rooms were destroyed by the flooding. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 09/XX/2018.
2806612206 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/X/19 the borrower called in to request a 100% inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9488422340 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1052636545 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in to get a late fee waived.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2012.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4598851612 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/28/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called to submit the May 2017 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1909255580 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Commentary states borrower called in to confirm the payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8397304414 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  spoke to authorized 3rd party- souse- calling to check status of account and also wants to make a payment- needs to mailed due to finalizing deferment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7683146925 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in regarding misapplied funds to complete payment for May.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8289253064 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.  Closed Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2363131071 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower advised that they forgot to mail out the payment but will make a payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5886247461 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with borrower- gen account maintenance- borrower had no questions at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6174090080 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in and was advised of the refund status.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Verbal and the reason is Escrow dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was an escrow dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3847986257 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in with questions about extension.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in North Carolina for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2018 and incident occurred from 09/XX/2018 to
                                           09/XX/2018. No damage noted.
6625855633 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4126669109 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in to confirm that the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2019.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017. There is no evidence of damage to the property.
7844286994 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to obtain insurance policy information. The servicer also provided the borrower with information on obtaining a refund from the insurance provider.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7468741070 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On June 15, 2018, the servicer spoke with the borrower and took a payment.
                                           The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/X/2017- Forbearance review Hurricane XXX. Repairs were completed.
7790954390 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay on 08/XX/2019 to bring the loan current.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  An insurance claim was filed for water damage sustained on 07/XX/2017.  The claim was classified as enhanced endorse and release on 06/XX/2018.  A recovery check for $22,000 was endorsed at the branch on 06/XX/2018.  The homeowner reported on 09/XX/2018 that the repairs are not yet completed. The commentary dated 12/XX/2018 stated the funds were from a settlement and there is no adjuster's report. The borrower did not comply with the terms of the claim agreement.  A drive by inspection was conducted on 01/XX/2019 returning 0% completed and the claim was closed with no confirmation of repairs.  The damage repair amount is estimated at $22,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 09/XX/2017.
5202026736 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in about escrow shortage and to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7634388723 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8282243515 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke to borrower, IVR authenticated
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4578397996 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1104600517 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in and stated will be making the July payment at the
                    closed                 beginning of August stating had a large unexpected expense. The agent advised to waive late fee when borrower calls back to make payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed credit reporting. The agent reviewed account and mailed borrower a copy of the payment history and provided phone numbers to the credit reporting agencies for borrower to initiate a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2404334628 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called in to make a payment.
                    unresolved and no      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer indication covered by  responded and appears issue is closed.  The borrower was disputing the handing of the forbearance/extension agreement and how payments were applied.  The borrower threatened reporting to the Better
                    insurance              Business Bureau and claimed predatory lending practices.  The borrower was also disputing fees assessed due to the inspections performed during the forbearance periods.  The issue was resolved on
                                           05/XX/2019 with the confirmation of no negative reporting during the forbearance periods, the $60 fees were reversed and applied to principal and the borrower was offered to have the $500 refunded.
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 11/XX/2018 due to Hurricane XXX.  The borrower noted
                                           lots of damage to the home.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The borrower previously noted damage on 10/XX/2016 due to Hurricane XXX.  There is no evidence of the repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 11/XX/2018.  The commentary dated 05/XX/2019 states the property was impacted by both
                                           Hurricanes Florence and XXX.
3794967201 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in regarding escrow shortage and stated thought it was paid back. The agent advised that the shortage is being spread over 60 months instead of 12 and provided borrower with information o setting up escrow. Borrower stated will be changing insurance soon.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
8727144373 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment. The agent advised the final
                    unresolved and no      modification documents were received and pending updates to the system.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported damage from the Severe Storms, Tornadoes and Straight-line Winds on 8/XX/2018.
                                           On 10/XX/2018 the borrower stated the roof had damage and repairs are ongoing. No evidence a claim was filed. No further status updates had been provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Severe Storms, Tornadoes, And Straight-line Winds on 8/XX/2018.
2806238283 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower accepted a PTP1.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7433610750 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The servicer called and spoke with borrower who stated did not have time to speak and stated will be making both payments today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6991301232 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in and discussed payment history.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Payoff dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payoff amount.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8107823565 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in stating their taxes have changed from $2096.19 to
                    [2] Mortgagor Deceased $1529.81. The agent made the change in amounts and requested new escrow analysis to be run and advised borrower to allow 7 - 10 days to receive new escrow analysis statement. Comment dated
                    - Executor/Heir exists 01/XX/2017 reflects that the co-borrower was moved to borrower 1 position as the borrower 1 is deceased.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not
                    to dispose of          documented.  The date of death is 12/XX/2012.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    but not documented     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2303221657 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/23/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to see what account is due for and the agent advised
                                           April 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2015.  The bankruptcy case converted from a chapter 7 to chapter 13 on 07/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1670929811 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  On 6/X/2017 the borrower accepted a promise to pay $720.91 by 6/XX/2017 via online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4206308833 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 7/X/2018 the borrower called about the prepayment penalty.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5043294056 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower set up a promise to pay on 9/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9469073097 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to request a final inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. Property damages were repaired.
9778229909 2        [2] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and     BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On September 16, 2019, the servicer spoke with the borrower. The borrower
                    mortgagor still        stated they had multiple mortgages and the servicer was unable to locate them. The account is currently performing.
                    questioning servicer   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  The servicer responded that the reporting was accurate.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2285132240 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called to inquire abut the escrow analysis and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4200837626 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called on 6/XX/19 to review payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a Disaster area 12/XX/2018. No report of property damage
5986060607 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was contacted on 7/X/2019 to advise the system maintenance is complete and the workout is in progress.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is 02/XX/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6393178211 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to discuss the total amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
1777932949 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9867535361 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called with questions regarding refinancing the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9507236939 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7673366638 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower requested confirmation that the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4624244246 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  ON 12/XX/19 spoke with the customer who requested the balance on the account.
                                           Forwarded an amortization schedule as requested. The borrower requested suppression of paper statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6146409302 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower stated they had excessive obligations and promised to pay
                                           $1,521.90 at a branch on 05/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on 05/XX/2018.  No damages were reported.
3914815797 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 7/XX/2019 the servicer contacted an authorized third party to advise the
                    property; identified   modification was complete.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Borrower temporarily moved in with daughter 2018 but is back on property per inspection on 7/X/2019.
3803822750 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called on 3/XX/2019 for general balance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7691113342 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/06/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2015.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3577637638 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to discuss a payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1147121390 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5615885037 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/02/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5445827900 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3825931817 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On February 20, 2019, the servicer spoke with the borrower and transferred the call to the credit card department. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3011517865 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower contacted the servicer on 12/XX/2018 to accept the pre-qualified offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/X/2018-  Natural Disaster Hurricane XXX follow up call.  No damage reported.
8248853791 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Authorized third party called in to confirm property taxes were paid.
                    [1] Mortgagor Deceased Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2013.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster due to Hurricane XXX.
5732034522 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was advised the system maintenance was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1420870106 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called to advise of a misapplication of payment and requested correction.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5965186851 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower contacted servicer to make a promise to pay $1417.41 on
                                           07/XX/2018. Servicer processed payment and provided borrower with confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/XX/2017; Hurricane XXX. No indication of damages noted.
3317344200 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The servicer responded to the borrower's loss mitigation dispute.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The borrower alleged discrimination in loss mitigation.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3998193230 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Servicer spoke to borrower regarding a refund of funds in the amount ot
                                           $1263.64. Borrower stated funds were sent in error and have not been reversed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3744698701 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a visit to the branch regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4744075304 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in regards to an escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3439444171 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower committed to multiple payments in the amount of $1846.26 for
                                           07/XX/2017 and 07/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7010646536 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer and the borrower discussed the July 2019 payment that was further communication  returned NSF. The borrower submitted the past due payment and agreed to pay the August 2019 installment on 8/XX/19.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower's extension modification was removed for failure to return the executed agreement. The borrower completed the trial plan period but said they were unaware that the documents received following the trial had to be executed and returned to the servicer.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2947069955 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/07/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The last contact with the borrower was 5/X/2017 regarding their loan
                    [2] Loan is in         modification.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 02/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9033383681 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower discussed general account information.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9599819385 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); borrower reported damage that was repaired.
6123691860 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2412434820 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9251176927 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called about a payment increase and the borrower advised this was due to escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2534845579 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was advised their taxes and insurance are part of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3098996157 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in regards to the line of credit. The representative transferred the call to the Heloc department to further assist the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5717959593 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1724032004 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower permanently revoked third party attorney authorization.
                    [2] Payoff has been    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    requested within the   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    last 60 days           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5637501146 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called to inquire about getting their fee waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6203386997 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Commentary states spoke to borrower regarding the general status of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8418346670 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in regarding balloon payment and interested in refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3020377600 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Commentary states borrower called in regarding the general balance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7919863903 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called and gave verbal authorization for 3rd party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4949422846 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On May 14, 2019, the servicer spoke with the borrower who scheduled a payment
                    property; identified   for $1756.41..  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2012.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4850808403 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Lender advised maintenance completed on account, extension performed, account current per the mod agreement.  Lender advised next payment due 11/X/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX  on 09/XX/2017.  No damage was reported.
7892372244 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/X/2018, borrower call on reference to inspection request for hail
                                           5/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2018 inspection indicates work is 100% complete. 12/XX/2018 Claim check received for hail damage date of loss 09/XX/2017 in amount of $201.41 claim is non monitored.
8266952172 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with borrower.  Shortage has been paid and rep requested the monthly payment amount to be updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: N/A
9549160787 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower scheduled a payment.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is 02/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A monitored insurance claim was filed for water damage sustained on 03/XX/2016.  The inspection dated 02/XX/2017 reported the repairs were 100%; and all recovery funds totaling $6,960.89 were branch endorsed as of 02/XX/2017.
3695661680 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called and stated 2 payments were made and requested 1 be returned. The payment was returned on 1/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2016.  Estimated discharged date of 06/XX/2020. Converted on 03/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5233398907 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower changed the ACH draft date.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is 02/XX/2012.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2669127307 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower promised to pay $822.20 on 09/XX/2018.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2012.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8189066382 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to follow up on the trial payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017. There is no evidence of damage to the property.
7802609116 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The servicer informed the borrower on 03/XX/2019 that the next payment is due on 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: N/A
8375862110 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called and spoke with agent concerning new insurance claim for wind loss on 12/XX/2018. Borrower submitted a claim for $32,052.  The agent advised borrower a 100% inspection is required to close out the claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3014607108 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The last contact was made on 8/XX/2018, in which the borrower discussed the final modification documents. 11/XX/2019 - the customer called in to discuss the account in general
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 8/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
3170233742 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Co-borrower called in to confirm receipt of insurance policy documentation and was advised it was received and the account was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2861896835 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  There was contact with an authorized third party on 5/XX/2018. They discussed loss mitigation options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1783769334 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in to confirm payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    [3] MI Not Being Paid  LITIGATION: There is no evidence of litigation on the file.
                    As Required            TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 10/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and the borrower stated has other out of pocket costs to bring the home livable again.  The borrower noted on 12/XX/2017 is still making repairs.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
5088675844 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called to inquiry about the statement  and was advised it may take another 30 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7019908778 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states spoke to borrower for a follow-up call. Borrower advised indication covered by  system maintenance for the modification was completed.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  Closed Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Commentary on 01/XX/2018 states there is water damage to the flooring in the property, and that it still needs to be repaired. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is good.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2156070696 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called for general online support.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9142695769 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/14/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower contacted about late fee advised no late fees assessed while in BK.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7658466455 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower contacted the servicer on 03/XX/2019 to inquire about the property taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4446486423 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower returned call and was informed of the modification being further communication  completed and all functions restored.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the modification denial; stating that the wrong gross income was used.  An email dispute was sent on
                                           08/XX/2018.  The denial was verified on 08/XX/2018 as the social security income is grossed up by 125% since it is considered non-taxable income.  The agent explained how the income was calculated on 09/XX/2018 and the dispute was verified as resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5749066606 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3776007930 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called on 2/X/2019 with general balance questions.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is 07/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7578611239 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower asked for confirmation a payment had been made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7367621412 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower promised a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4698935861 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The agent spoke with authorized third party, third party wanted to confirm the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7956283369 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to ask about loan modifications and refinances.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3460252705 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower discussed their escrow shortage on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6093691552 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7902225088 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to see if evidence of insurance was received and the agent confirmed it was and payment was disbursed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9498132893 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On January 29, 2019, the servicer spoke with the borrower about the escrow account. The borrower paid off the escrow shortage. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7176243182 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower advised will work on paying the late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9790074318 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The servicer called and spoke with borrower to collect payment. Borrower made a promise to pay $1596.17 on 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
5396683354 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is 05/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1941404247 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in for account balance information.  Borrower is deceased
                    property; identified   and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4711625763 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The agent spoke with the borrower concerning general information about the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7202125111 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due  Hurricane XXX 9/XX/2017. No damage reported.
5098996424 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in regarding flood insurance confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX 9/XX/2017.  There was report of damage due to storm.
                                           NON monitored claim has been resolved, insp > 90% received, closed.
1176348867 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in with a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2394548847 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 3/XX/18 spoke with the borrower who had a general inquiry about the account balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5410625273 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower accepted a trial plan for a disaster extension.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX.
4543892108 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to discuss the prior history on the loan.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9422745012 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 6/XX/2019 the borrower called about a statement recevived that had the old payment amount. The servicer confirmed the amount was less due to the modification butt  system maintenance wasn't completed yet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2742999974 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to discuss his credit.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2949024237 2        [2] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and     BORROWER CONTACT: No evidence of recent contact with the borrower.
                    mortgagor still        EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer
                    questioning servicer   responded within 60 days and mortgagor still questioning servicer.  The borrower is disputing the loan status citing this should be current. The communication was with the bankruptcy attorney and trustee to locate a missing check as of 5/X/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8506407889 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3513817049 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 6/XX/2018 the borrower called with a balance inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4670298235 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer spoke with the authorized third party about the account. The
                    closed                 servicer advised the account was being modified and to make a payment at a later date. The account is currently performing.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A third party stated they had already made the monthly payment. The servicer requested they send in proof of payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
1127126130 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On 12/XX/2017 the borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3051672091 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                           ADDITIONAL INFORMATION: N/A
3664515350 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1796753334 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower accepted the promise to pay $1,490.27 on 04/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9746950602 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to make payment arrangements for the end of the month stating that they they were experiencing a short term curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3113477227 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called to confirm that her payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9495848838 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called to make promise to pay. .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 10/XX/2017.  No damages were reported.
2493707294 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower had a general loan inquiry.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9315519769 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower requesting duplicate mortgage payment be refunded.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/X/2017- Hurricane XXX.  No damage reported.
6602413067 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  spoke with customer to confirm preferred insurance company further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4946569546 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/X/19 spoke with the customer regarding the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2900714255 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1105379749 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower promised to make payment on Friday at the bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4692428132 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower stated they forgot to mail their payment and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9509578991 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower changed mailing address on 6/X/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1316285341 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke to borrower regarding status on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 9/XX/2017 - Forbearance review Hurricane XXX.  No damage reported.
9150798543 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower notified that the modification is completed and file has returned to normal servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8767134090 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer contacted borrower to advise the system maintenance is complete and the account is back to normal servicing with the next payment due for 08/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3102209932 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower discussed the modification final terms and verified  the marital status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7602096849 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with borrower who advised will make a payment through XXX Bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2019, states no photos of the fence listed on the report but results are 100% completed.
9718872019 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower inquiry in regards to extension offer and credit bureau reporting.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 10/XX/2018 due to Hurricane XXX on 10/XX/2018.  Claim funds in the amount of $38,507.70 were received on 11/XX/2018 and were endorse and released to the borrower on 11/XX/2018 at the branch office.  The claim is classified as enhanced endorse and release.
                                           The borrower did not comply with the terms of the claim agreement. On 3/XX/2019 the inspection was cancelled. No evidence this was rescheduled. The status of repairs had not been provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX 10/XX/2018.
4982472558 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower authorized a third party on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 10/XX/2017. There is no evidence of damage to the property.
9969540596 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/25/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/19 the customer requested unsuppresion of the paper statements.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 09/XX/2017 stated there is roof damage to the property. The status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX on 09/XX/2017.
3580770794 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Attempts were made to contact borrower, no contact made, loan is performing.
5490224932 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 04/03/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 05/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4906965728 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/21/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower advised that the insurance carrier was paid.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed and resolved on 02/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4580274051 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in to request the 1040, year end interest.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4078037912 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Zero details given, other than there being a discharged bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2182212796 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in to discuss insurance and final mod docs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4249279522 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower arranged payment by phone on 4/X/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8794477370 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower opted out of loss mitigation since intends to sell the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8088928796 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8588640280 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called 1/XX/2018 to confirm a payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9043470726 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 09/XX/2019 Authorized third party made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7064418552 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2185906999 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower received their welcome call and confirmed their next due date of
                                           05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6881126300 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called and stated had made three payments in advance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is evidence of reaffirmation.  The drafted reaffirmation was sent to the borrower.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4230659820 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8099398401 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower requested a copy of their modification agreement be sent to them via email. Servicer replied with request and submitted agreement via email supplied. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1923266116 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Third party called in to discuss the account but was notified that they are not authorized. The agent advised that they need to be authorized prior to discussing the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8661172622 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The agent advised the borrower that there modification is now complete and their account is back to normal loan servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8832024251 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The last contact was made on 11/XX/2018, in which a third party inquired about a fax.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5225125181 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower requested a verification of mortgage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4050689254 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to get a payment misapplication corrected.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2011.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Florida Hurricane XXX (DR-XXX) Incident Period: September XX, 2017 - October XX, 2017 with no damages reported.
5730038032 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The agent spoke with the borrower concerning the escrow analysis.
                    unresolved and no      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer indication covered by  responded and appears issue is closed.  On 02/XX/2018 the borrower disputed the $15 fee for an inspection stating they were under a disaster protection plan and they should not have been charged a
                    insurance              fee. A resolution was issued on 03/XX/2018 stating that per the mortgage signed by the borrower, the investor is able to complete inspections when the loan is in default to protect their interest at the borrower's expense. The borrower later filed a dispute on 04/XX/2018 stating the loan was negatively reported to the credit agencies during the FEMA disaster protection. The credit report was
                    [1] Verbal Dispute -   amended per notes dated 04/XX/2018.
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                    closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  Collection comments dated 9/XX/2017 referenced roof and water damages due to Hurricane XXX.
                                           There is no evidence in the comments stating the repairs have been started or completed. No evidence of an insurance claim.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
4722018642 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5857723416 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3166247587 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  ATP called in regarding payment researc
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5974715417 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 1/XX/18 borrower accepted extension modification offer and cited excessive obligations as reason for delinquency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 12/XX/2017.  No property damage was reported.
3700773380 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower stated just started new job and will make payment by 03/272019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1117758067 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower requested to do  fastpay payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4519756346 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in reference to the process and procedures for casualty
                    servicer with          loss review. The borrower was advised that a final inspection would be required.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The comments on 06/XX/2019 referenced a claim was filed for wind damages caused on 02/XX/2019, and a check for $17,872.15 was endorsed/released to the borrower at a local branch office. The claim was classified as non-monitored. The borrower called on 09/XX/2019 stating they received additional funds for the claim and the claim was reclassified as enhanced endorse and release. The notes on 09/XX/2019 stated two more checks totaling $7,619.87 were endorsed and released. There was no evidence the repairs were completed.  The damage repair amount is estimated at $25,492.02.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5522454364 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Lender called to see if there were any questions and borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2372080911 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to make a payment.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is 09/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 11/XX/18
3881732606 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made a payment arrangement and stated the reason for default was due to servicing problems.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3017779334 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The last contact was made on 6/X/2017, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7503887693 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7184688541 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Authorized third party, borrower's attorney, called in to discuss property
                    property; identified   taxes on the account and wanted to know why the account was still escrowed for taxes.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of
                    and documented         death is 01/XX/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Property Tax Amount Dispute.  The dispute is resolved and the status indicates
                    [1] Written Dispute -  Servicer responded within 60 days and no further communication from mortgagor.  Borrower sent correspondence dated on 02/XX/2019 regarding certificate of error for 2017 tax year taxes and was
                    Servicer responded     requesting a tax refund.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    further communication  FORECLOSURE: No evidence of current foreclosure activity.
                    from mortgagor         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8677441899 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called regarding canceling insurance with XXX and switching companies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: modification effective 01/XX/2014
4145895605 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to get a payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1113698863 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2296464578 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/17/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to verify payments and due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9671088190 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7354139652 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1139007390 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The authorized third spouse scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5182577918 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3985969458 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2012.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4681675168 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/12/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to inquire about a letter they received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3042337301 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called and made payment in the amount of $2713.14.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 10/XX/2017; no evidence of damages.
9726136687 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/15/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Inbound call from borrower to request old number be removed from file and updated new contact number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1129327286 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Comments show contact with borrower regarding executed modification
                    property; identified   documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments on 07/XX/2019 indicate the successor in interests completed an assumption.
6885947621 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer was contacted and they stated they wanted to opt out of mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6466922000 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer stated they set up an online payment for 6/XX/2019. They were informed of the grace period for no late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6618930794 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Comments show borrower made contact regarding escrow refund check they received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6402567552 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The customer called to make a payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 03/XX/2019.  REM relief was granted on 07/XX/2019 with the plan confirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8109924265 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke to Borrower and they had a question about paying on the modification and pay off if they wanted.  Servicer advised that they can do a payoff anytime and if they do the modification they can payoff the loan the next day.  Borrower advised that they may take a loan from their 401K and confirmed that the modification payment will be $702.72 a month unless escrow changes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5115993262 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9549337607 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to borrower - went over general recast info
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3428434183 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1929918379 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in and made a payment and the agent sent monthly statements to borrower's email. Comment dated 10/XX/2019 borrower scheduled payment for 10/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3789508809 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower requested confirmation of receipt of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8757394179 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in about insurance.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Disputes present/ previous account status payment rating account history. The account status, payment rate and account history . Lender reviewed loan is current no updates needed on system.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7960852836 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2267484375 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower advised unsure of when he can make a payment. Comment dated
                    closed                 11/XX/2019 associate spoke with borrower who was unable to continue with the call.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the increase in the payment amount due to the escrow amount . The lender review the dispute and responded to borrower dispute.
                                           Resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2623307083 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8736523965 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: No contact with borrower in review period.  Notes of 08/XX/2017 indicate correspondence received but do not detail what it was about.
5195444416 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2013.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9408896163 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called  to see if the extension documents were received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17
5187958065 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called to make a payment and to discuss refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2672740718 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2803070932 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/02/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower stated that their intent is to retain the property and will
                    [2] Loan is in         continue to make the payments.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1592127538 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states spoke to borrower regarding the confirmation of payment.
                    [1] Mortgagor Deceased Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2019.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA declared disaster area due to Hurricane XXX on 9/XX/2017.
5545961252 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to discuss their insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9119635074 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/08/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in 08/XX/2019 and stated she needed a inspection show all
                    property; identified   repairs are done and received insurance money.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4859444325 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 Authorized third party called to inquire about escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6938422259 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9654692837 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7972446643 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to confirm receipt of signed documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6818504036 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was advised that the modification was complete.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: One of the borrowers is deceased; the date of death was 02/XX/2015.
2213333941 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.  Borrower filed Chapter 7 bankruptcy prior to review period and was discharged in
                                           12/15. Case was closed in 2/17.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9678218808 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to make payment on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6458503055 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9163190813 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called and requested a pay off quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8849924764 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2564505901 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in about cancellation of auto draft payments, transferred to dept to set up again
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017. No damages were reported.
9095065273 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Talk to borrower regarding payment borrower promise to pay $1,046.16 online on 9//XX/2019 states reason for delinquency is curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5650062457 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/20/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower had an inquiry regarding escrows.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7089659715 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to advise premium change and wanted to see if it was
                    property; identified   received.Making a payment, verified carrier, made payment, gave date and amount. Premium amount was updated  Borrower is deceased and Executor/Heir exists to dispose of property; identified and
                    and documented         documented.  The date of death is 11/XX/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8839455550 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5989310323 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in regards to billing statement received while going through modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2018- The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
4750524181 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On July 01, 2019, the servicer spoke with the borrower and answered their questions. The borrower had concerns over a statement and the disaster extension being performed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6046891816 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in regarding insurance policy and did not know premium amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1337445301 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to confirm that the payment posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2417761362 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9516325551 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 an authorized third party called to process a payment but did not have all the checking account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8703502560 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8924553658 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.
4785076710 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower advised that spouse needs medical attention and if may cause a delay in payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1922340619 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower was told the loan maintenance has been completed.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment history. Agent researched and found it was accurate.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8793343698 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower stated they had sent their payment by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5254734861 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/09/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to request 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5792045982 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Authorized third party spouse called for insurance claim information. Noted as an additional claim from 8/XX/2017. The agent advised the claim is non-monitored.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 8/XX/2017.
4946565200 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2019946462 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  On 12/XX/19 spoke with the customer regarding the year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3269557235 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower requested payoff figure.
                    [2] Payoff has been    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    requested within the   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    last 60 days           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8535204055 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke with borrower and he stated received a current tax bill. Advised
                    property; identified   borrower taxes are in the process of being disbursed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1193848630 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower referenced the reason for default as illness of borrower;
                                           borrower authorized a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7827906107 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 1031/19 spoke to the borrower who had general question about refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9439864998 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3700533120 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower accepted disaster extension.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster due to Hurricane XXX. No damage reported.
7592760443 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7106008730 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower 2 called in to update email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3168142491 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in form information on bringing loan current after disaster extension.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster due to Hurricane XXX (DR - 4332) on 08/XX/2017; there is no evidence of property damages.
6941707650 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called and cancelled the auto draft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 8/XX/2017.
6352541918 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8785332532 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower verified phone number and mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6669807195 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower regarding general account information.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage from Hurricane XXX on 9/XX/2017. No evidence a claim was filed.
                                           No further updates provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017.
1099449875 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called and stated he will be mailing in final modification agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 10/XX/2017; no evidence of damages.
5688256512 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower and advised that EA was processed on today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Last contact attempt date not found in comments.
4699753799 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9226274737 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in and spoke with agent and  regarding loan. Details of call not provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
8080473731 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.
2720264091 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3229483005 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Comments show contact with borrower regarding payment. Borrower advised payment for December already made and she would upload statement showing already withdrawn.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9469887431 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Comments show borrower made contact with private mortgage insurance questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8739008041 2        [2] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    issue open with active BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke to borrower regarding undefined PPP.
                    efforts to resolve     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is dispute escrow shortage.  The dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  It appears dispute is resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9734975254 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Servicer advised authorized third party that modification is completed and loan is due for 08/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5736357416 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Comments show borrower called to setup ACH on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5865452222 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 03/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Comments show borrower made contact regarding escrow shortage, servicer
                    property; identified   processed payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6752868568 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2914039578 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2012.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6915953652 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in wanting to know payment status. The agent advised completed trial plan and need to sign extension modification agreement and to use the FedEx label provided. The agent advised system maintenance in process and next payment is due May 1, 2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 11/XX/2018 reflects that the property is located in a natural disaster area. No damage reported.
8135687872 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8455240492 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in and changed auto charge to be effective for May 5th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1054060859 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Comments show borrower made contact asking about year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  The collection comments shows some evidence of a past bankruptcy. However there are no details concerning the bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2579169632 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower advised that modification is complete.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower advised on 09/XX/2017 the roof was damaged by Hurricane XXX and water was leaking into the walls. On 11/XX/2018 the borrower noted the roof was repaired but there were still other repairs needed on the home. The borrower also stated they were in litigation with the insurance company to get them to cover the damages. There was no evidence of a claim ever being filed or the repairs being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX noted on 10/XX/2018. Prior comments dated 09/XX/2017 indicated the property was previously located in a
                                           FEMA disaster zone for Hurricane XXX.
7287780807 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                           ADDITIONAL INFORMATION: N/A
3496470730 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Received inbound call from borrower as follow to natural disaster and discussed extension and modification agreement on 5/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Borrower was impacted by hurricane XXX 11/XX/2016 and had loss draft claim amount of 5234.53 and no damages were reported to the property and inspection was completed 2/2018 and states as owner condition.
3977904644 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2019 and there is no evidence of reaffirmation.  Comments show borrower is in bankruptcy since 2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6602070967 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5569331092 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with borrower who requested general information regarding Refinance.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Escrow analysis.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Temp Pay Change Escrow Analysis
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 10/XX/2017, FEMA Declared Disaster due to Hurricane XXX.
8299374824 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called about signed Modification Documents and about making a payment on loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3342459904 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was contacted by the servicer to update them that their windstorm insurance had been paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2946376309 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6606685569 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 Borrower inquired about escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8328816197 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/16/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called to find out the total amount due . The agent advised the borrower that it can take up to 90 days for the servicer to release the account from Bankruptcy status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6662155055 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to borrower, authenticated IVR- hazard insurance update will be sent soon,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3535872384 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer contacted the borrower and the borrower was unable to make an arrangement to pay.  The borrower disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2015.  Chapter 13 bankruptcy was filed on 5/XX/2013 and discharged on 10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6794016594 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  An authorized 3rd party made a promise to pay $2618.90 on 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2503184148 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower requested tax information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1867133546 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  A third party called in to discuss payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3827939042 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make their last trail payment, advised Servicer will send out Modification extension agreement that will need to be signed and returned
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 12/XX/2017, FEMA Declared Disaster due to Hurricane XXX,
8084187743 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower requested a late fee waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 12/XX/2017.
3707710252 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Authorized third party called to make a payment.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Name added to loan.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower states his sister XXX should also be listed on the loan.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1726576883 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower advised that they were interested in mortgage assistance and agreed to the financial interview.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2592664134 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower contact established and the borrower made a payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8809762258 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to confirm that his payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1404679023 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 4/XX/2018 the borrower asked for late fees to be waived and accepted a
                    property; identified   promise to pay $1168.37 by 6/XX/2019 via online. On 12/X/2016 the servicer advised the modification maintenance was complete and the account was due for the 2/X/2017 payment of $916.69.  Borrower is
                    and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3164796672 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in regards payment being withdrawn from the wrong checking account. The agent contacted the bank with the borrower and did a fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6683256344 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower stated they did not want a modification or repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4387744542 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                           ADDITIONAL INFORMATION: N/A
1406771241 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 07/XX/2018 Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6823071917 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/18/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7042417531 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9062674046 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states spoke with borrower regarding the general status of the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  Discharged Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7587132283 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower arranged payment by phone on 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5949987924 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  Chapter 7 bankruptcy was filed on 5/X/2016 and discharged on 8/XX/206.  The filed was closed on
                                           8/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6754865356 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower stated their credit report is reflecting an active foreclosure;
                                           agent advised a research request would be opened to verify credit reporting.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4063976609 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.
7596868764 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower scheduled a payment for 10/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6377755179 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower accepted disaster extension.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster due to Hurricane XXX.
7814435713 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  During the review period of 10/XX/2019 through 12/XX/2019 spoke to borrower
                                           IVR authenticated. Process a FP conf.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6106351012 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Outbound call for past due payment resulted in a payment being made by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Florida Hurricane XXX (DR-XXX) Incident Period: September XX, 2017 - October XX, 2017 with no reported damage.
5894349747 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower contacted servicer to make a payment of $153.54 on account;
                                           servicer processed payment and provided borrower with confirmation number. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/XX/2017; Hurricane XXX. No damages noted.
3500365442 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower was contacted for confirmation of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4913743556 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2523451110 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The servicer informed the borrower on 05/XX/2019 that a signed copy of the
                    property; identified   modification documents were mailed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3397108805 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called on 6/XX/2019 to request a payoff.  Borrower is deceased
                    property; identified   and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017.
7032368747 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to verify the status of the final draw. The final inspection was completed on 7/XX/2019 with the result of the repairs completed at 100%.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2018. Final inspection on 7/XX/2019 with the result of 100% complete received.
8131405551 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1680783486 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower stated they didn't want their call recorded.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Credit dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural Disaster- California Wildfires.
8970718737 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The notes reflect that the borrower was spoken to but the details are not noted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3855408671 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower stated they received a current tax bill and advised borrower we received one electronically.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7206208501 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower returned agent's call and was advised the system had been updated and back to normal servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1443266743 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to confirm receipt of payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported water and tree damage to the property on 9/XX/2017 due to Hurricane XXX.  On
                                           11/XX/2017 the borrower stated pending the insurance for the repairs to occur. No evidence a claim was filed. No status updates provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster area due to Hurricane XXX on 9/XX/2017.
8628348892 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower accepted the payment plan cure. Comment dated 10/XX/2019
                    closed                 borrower called fo balance of the loan.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is statement dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Statement dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6254631901 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called with escrow questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 10/XX/2018.
1278234084 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called 3/XX/2019 regarding end of year tax information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7826526109 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke to borrower, ivr authenticated, made promise to pay- for the 20th.
                    unresolved and no      Monitoring account to remove late fee on Tuesday 12/17, courtesy waiver.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported damage from Hurricane XXX on 9/XX/2017. No evidence a claim was filed. No further updates have been provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017.
7729087107 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower asked for bankruptcy verbiage to be removed from their monthly
                    closed                 statement and agent advised it was a legal requirement and could not be removed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is statement verbiage.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed the bankruptcy verbiage on his monthly statement and the agent advised it was a legal requirement and could not be removed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3196534510 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/23/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Inbound call from borrower to process 2nd trial payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017 the borrower advised the property needed multiple repairs after
                                           Hurricane XXX. The borrower later stated on 10/XX/2017 the roof and shed were damaged. On 11/XX/2017 the borrower indicated repairs were completed. There was no evidence a claim was filed or inspection completed to confirm the status of the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
6437023874 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6919860496 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8760836513 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called about a letter that was received about double insurance carriers and was advised to disregard and that cancellation letter from previous company had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7428609968 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer explained to the borrower why 2 monthly statements were sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8827449056 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3576739385 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with the borrower about account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1986994318 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2691990475 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The last contact was made on 2/XX/2018, in which the borrower had a payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1489038204 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The servicer contacted the borrower and secured a payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster due to Hurricane XXX (DR - 4393) on 09/XX/2018; there is no evidence of property damage.
5598326422 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to discuss a text message received from someone inquiring about the price for the property. The borrower wanted to ensure that they were not in trouble with the loan. The servicer advised that they did not know anything about the text but that the account was in good standing with the property taxes paid up to date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7256080972 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7245689646 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called in - IVR authenticated
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9745592325 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4167049634 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8678569914 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3500793123 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Agent spoke with borrower to confirm the modification was completed and the loan would return to regular servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9050813534 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8205348002 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower promised to make a payment in the amount of $1270.54 by 10/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3851995217 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower has ACH set up with a 3rd party and wants to cancel it. The borrower will contact the 3rd party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4693455346 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The authorized third party called and made a payment. The payment confirmation was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 08/XX/2014.  Prior chapter 13 case# XXX filed on 4/X/2014 was dismissed on 5/XX/2017, Also case# XXX is noted with no information.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6865700210 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 04/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4564640650 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Contact with borrower confirmed reason for delinquency as excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1817732986 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018, the last contact wiht the Borrower was via an inbound call to inquire about the increase in the payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The Running Unpaid Principal Balance is $0.00.
                                           The Borrower is a retired Veteran. There is no evidence if the Borrower is Reserve.
7742502017 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2236552658 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to change the automatic draft date on the account from the 1st to the 9th.
                    [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    Servicer responded and responded and appears issue is closed.  Commentary states pay history is being disputed and another pay history has been requested by the attorney via a liaison. This was resolved on 4/XX/2017 with
                    appears issue is       the payment history sent to the attorney.
                    closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 05/XX/2017.  The proof of claim was filed 11/XX/2016.  A motion for relief was filed 05/XX/2017.  Closed Bankruptcy - Motion for
                                           Relief granted
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7302258080 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8944717805 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.
6457539893 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/09/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called about changing the date of the ach draft and was transferred to customer service.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is illness - mortgagor.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3363194090 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called to have ACH application mailed.  Advised to allow 7-10 mailing days for receipt.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2015.  Limited details of Proof of Claim noted. On
                                           01/XX/2019 a payment change was effective with 02/XX/2019 payment. New total payment $688.94. Loan is performing under POC plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Loan is in active bankruptcy since 2014 and is performing under POC plan. No borrower contact noted during review period.
9083163688 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On May 01, 2018, the servicer spoke with the borrower about the disaster assistance. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017- Hurricane XXX.  No damage to property.
6689501573 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower stated the reason for late payment is a death in family.
                                           Promised to pay 8/XX/19. Courtesy late fee waiver noted.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2015.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1788088695 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 3/XX/2019 the borrower inquired about statement reflecting inaccurate account status and advised the bankruptcy was discharged on 1/X/2018. The servicer advised what the next steps were once the account is updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1158283824 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  A third party called to discuss account.  They stated account is reporting late to credit bureau.  The servicer stated account should be current since 2/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and the check was endorsed and released at branch on 8/XX/17.
1315891592 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower had questions about the previously completed modification and requested a payoff statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3447680715 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Spoke with the borrower and discussed escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9223746397 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 06/07/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in and discussed the statement. The agent explained unapplied funds and the pre-petition arrearage was from escrow shortage in 08/2014 and that the trustee is supposed to pay that for her. The agent advised $223.03 was in unapplied today and could be used towards the 12/2018 payment. Borrower stated will be making a payment in amount of $583.80 for 12/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  Bankruptcy was dismissed 11/XX/2014 for failure to timely file schedules. Comment dated 01/XX/2015 reflects the case was re-opened.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2190424006 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called in to get proof of tax payment.  Information faxed. The borrower made a visit to the branch regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                                           A prior claim was filed for hurricane damage that occurred on 09/XX/2017.  The claim was closed on 07/XX/2018 with all funds released and a 100% inspection dated 07/XX/2018.
4420948202 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower discussed policy insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4113616749 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The last contact was made on 9/XX/2019, in which the borrower had a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6607299452 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called to inquire about earliest document date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8910375782 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019, Borrower called to inquire about lowering rate on account.
                                           Borrower was advised of Modification review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  12/XX/2016 Commentary states Bankruptcy was discharged on 12/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7670681316 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/20/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with borrower regarding Bankruptcy status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1891205934 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower spoke to the servicer about account and made a promise to pay
                                           $1811.26 on 7/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and was noted as endorse and release on 2/XX/17.
4112306857 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019, the borrower called to verify the billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6179923355 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/17/2019 Bankruptcy
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [2] Loan is in         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                    Bankruptcy             FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2015.  A motion for relief was filed 08/XX/2016.  Amended POC was filed 02/XX/2017. Comment dated 09/XX/2016 reflects
                                           Motion for Relief was withdrawn.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2624200631 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower contacted the servicer on 11/XX/2017 to inquire about the balance on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2052324840 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018 Borrower made a escrow shortage payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6738869832 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to confirm that their payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Comments indicate a chapter 7 discharge. However, details of bankruptcy not provided in comments available.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3395941446 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Spoke third party seeking square footage and advised to contact the county.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7367418913 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized third party called in inquiring about when the account will return to normal servicing following the bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 08/XX/2019.  The bankruptcy was discharged on 08/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2828570378 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in and stated they had a supplemental tax bill, advised if added to escrow the escrow account will be short
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1205193437 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in reference to non-payment of the flood insurance to the insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4391688318 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8447706005 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 Borrower made escrow shortage payment.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  06/XX/2017 states Credit dispute. The issue was resolved and there was a credit amendment payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6647536117 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a payment of $846.53. Comment dated 12/XX/2019 borrower called to schedule payment for 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7528359196 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4607737379 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in but reasoning not provided in commentary
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5133543271 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make their first trial payment for $721.79.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6019408470 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX noted on 9/XX/2017.
1157524392 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to inquire about their escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster due to Hurricane XXX (DR - 4332). There is no evidence of property damage.
8759642842 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Spoke to borrower and confirm receipt of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5552281316 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Commentary states spoke to third party and they advised the transaction is no longer needed for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2443721473 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There was no borrower contact within the review period.
2496985149 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5592350462 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/24/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in to make payment.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is 04/XX/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4443477034 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Spoke with customer and requested that servicer documents that she is dealing with a family emergency (father open heart surgery). Borrower says things have been very hectic in regards to her recent nsf pending and January payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9718272072 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6497297609 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6649833897 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/24/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower emailed the servicer regarding escrow shortage payment that was
                    property; identified   made on 03/XX/2019. The borrower indicated made two payments via checking account one for amount of $870.00 for the mortgage payment and on for $1086.82 for the escrow shortage and stated that the
                    and documented         payment in amount of $1086.82 was applied to the mortgage instead of the escrow shortage and requested to have the payment corrected. The servicer responded to email on 03/XX/2019 advising that the payment has been corrected.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan is currently performing.
6404063426 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2018.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5173403560 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was advised that loan could not be assumed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2739553072 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in about additional funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2990057059 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer and the borrower discussed the disaster extension modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.
6860007410 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower spoke to servicer about double payment and servicer submitted request to refund one of the payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6779787024 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/31/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower advised Servicer of a pending refund of taxes and request to place back into escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 01/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8987463382 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 06/08/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The customer called to find out when payment would draft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6629849062 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8758805734 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There was no borrower contact within the review period.
8593586947 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: modification effective 02/XX/2014
2319609758 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in regarding taxes and the agent advised no need to send tax bill that they received the amount. The borrower discussed name change and was transferred to the refinance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7873357405 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to get information on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9252750951 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Authorized third party agreed to interview, advised of curtailment of income and promised to pay $1,330.93 drafting on 06/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4367437037 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer spoke to borrower in regards to borrower modification document;
                                           borrower stated document has been mailed back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1218441580 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a fast pay payment in the amount of $2824.29
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4972413508 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/14/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The agent advised the customer on where they can find the mortgage loan number and the unpaid principle balance on the monthly statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  Details not evident
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3653017350 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.
7170561775 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised that she had mailed a payment on 5-16-18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 9/XX/2017- Hurricane XXX- No damage reported.
7002965210 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 9/XX/18 the borrower called in to return call about a disaster followup.
                                           The borrower was advised will be due for the 10/X/18 monthly payment once the loan was brought current. The borrower understood and had no other questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  7/XX/17 discharged without reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to
                                           10/XX/2017. Comment on 09/XX/2017 reflects roof damage and flooding. 100% inspection results was received on 07/XX/2018 and claim was closed.
4384737352 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower confirmed the last day to make a payment is the 16th of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1378949860 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 7/XX/2019 the borrower stated their relative made a  payment. and will check. Borrower wanted a review on the account. On 10/XX/2017 the borrower opted out of a modification offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5578519900 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3504766606 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Payment dispute received regarding payments made. Per comments dated 12/XX/2019, verified account status is correctly reporting as current. Consumer info and history do not match per MSP research.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2041989546 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Co-borrower called in and reported a deceased borrower.  The servicer advised
                    property; identified   that documents can be faxed at a branch location.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 04/XX/2015.  Chapter 13 bankruptcy was dismissed on 4/XX/2015 and closed on 8/X/2015.  A filing date was unavailable.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2984677417 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Spoke with borrower and provided general balance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7504656691 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in regards to letter received, agent advised that letter was sent due to insurance policy near expiration.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to
                                           10/XX/2017. Comment on 09/XX/2017 reflects roof damage. 100% inspection was noted on 04/XX/2018 and damage was resolved.
9163648837 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to inquire about escrow analysis on the account.  Borrower
                    property; identified   is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2936925952 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower promised to pay $1,469.88 on 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES:
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
8436036254 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called on 09/XX/2019 to discuss a possible refinance.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower indicated on 02/XX/2017 the home needed repairs; the details of the damages were not cited. On 10/XX/2017 the borrower noted the home flooded due to Hurricane XXX. The borrower later stated on 10/XX/2017 shingles were also damaged. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 10/XX/2017
2713006552 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to make a fast pay payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2322184006 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower made a promise to pay on 01/XX/2018 in the amount of $1,722.05.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4876887226 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke with the borrower regarding the escrow analysis
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2108941224 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/03/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On September XX, 2019, the servicer spoke with the borrower who stated their
                    property; identified   spouse was deceased and discussed a name change. The account is currently performing.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of
                    and documented         death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5318925998 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8508342331 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower contact authenticated the borrower then the call dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3221187461 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  borrower called to see why they are receiving insurance bills.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2211371942 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/18 inbound call from the borrower who was advised the final
                    [1] Verbal Dispute -   modification documents were sent out today. The terms to extend the amortization to 480 months was explained to the caller.  The next due date is 1/X/19 in the amount of $1,225.85.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Bankruptcy status.  The dispute is resolved and the status indicates Servicer
                    appears issue is       responded and appears issue is closed.  The loan is an inactive bankruptcy. Reclassified to the escalations team. Relief of stay was granted on 3/X/17. Closing route.
                    closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Foreclosure had been contested but on 12/XX/18 released to proceed with modification,
1805324534 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make their last payment and bring the account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in  FEMA disaster area 09/XX/2017 due to Hurricane XXX. Property was flooded. Repairs were noted as 100% completed as of 04/XX/2018.
6062713229 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/11/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 1/XX/2019 the borrower called in to order a payoff and to update
                    [2] Loan is in         information.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5271389693 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to report a new claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: There was damage noted with a date of loss of 05/XX/2018 which was noted as non-monitored on 04/XX/2019. No damage was noted in the review period and damage is considered resolved. Claim was closed on 04/XX/2019.
2521086758 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The last contact was made on 9/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 4/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
7726669892 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower contacted servicer to confirm payment was received; servicer confirmed payment and advised of grace period and late fees. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3346646108 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The servicer informed the borrower on 03/XX/2017 that all outstanding balances must be paid in full by the maturity date of 01/XX/2057.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9873400499 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower advised the loan modification documents have been received and will fill out and return.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6804377214 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower accepted a promise to pay $1177.71 by 10/X/2019. Excessive obligations noted as the reason for default;resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.
3288592693 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The servicer spoke to co-borrower and waived one late charge in amount of
                                           $31.09.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1032219878 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019 Borrower scheduled a payment. Borrower was advised of escrow shortage and is not interested in mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2648241726 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2014.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5472506279 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Bankruptcy center called in to have funds removed from suspense to the post
                    [1] Written Dispute -  petition payments for 1/2019, 2/2019 and 3/2019 effective 3/X/2019 and 3/X/2019.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer within 60 days and no  responded within 60 days and no further communication from mortgagor.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as further communication  of the end of the review period.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7808355153 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/22/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Commentary states borrower called in regarding removal of the escrow account.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Escrow account removal.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Borrower emailed in regarding the removal of the escrow and is disputing that the account went through modification.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1212398594 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower advised of a curtailment of income and accepted the promise to pay cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 10/XX/2017. There is no evidence of damage to the property.
7942652244 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in regards to insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7258083424 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in and promised a payment. Comment dated 11/XX/2019 borrower called to schedule payment. On 10/XX/2019 borrower requested mortgage insurance waiver and there was no evidence of mortgage insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8796886700 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a payment of $198.04.  The borrower stated they forgot to mail it in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2419054965 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to borrower-account has not updated on TU and Equifax cbr since 2014 and is not reflected on Experian report.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5497823610 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last contact made with the borrower was on 06/XX/2019, stating she was
                    property; identified   pre approved for a repayment plan, mailed out to her, 5 month term 5 month repay.  Loan is now performing.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and
                    and documented         documented.  The date of death is 11/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3264570384 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019, Branch agent with the borrower in the other line called to request a refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9970075071 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On November 21, 2017, the servicer spoke with the borrower and took a promise to pay. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7357002872 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke to borrower - verified- advised that all 3 payments have been received.
                                           Advised will send extension Modification agreement letter for borrower to sign once received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster due to Hurricane XXX.
5410374463 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to discuss an extension.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 12/XX/2017. There is no evidence of damage to the property.
7746018106 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower was contacted regarding the status of the final modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3366723696 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6790508545 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9266452959 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 inbound call borrower calling to inform of new insurance carrier
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3015995135 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6492613476 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Texas Hurricane XXX (DR-XXX) declared on August 25, 2017. There was no mention of property damages.
6466705851 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6519986231 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Auth Party, wife called, plans on making loan current when forbearance expires 3/XX/18, mailing $2000 today.  Discussed post disaster workout, FNMA extension.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX.
9390097194 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9925049687 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Trustee called Servicer regarding a hazard insurance letter received.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4647041804 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: modification effective 07/XX/14.
7869477419 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made payment by phone on 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5788895690 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower was advised that the modification is now completed and a payment in the amount of $1,466.91 is due on 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The Running Unpaid Principal Balance is $0.00.
                                           There is a dialer No Contact on the file to stop call attempts.
7070938279 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8720642371 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The customer called in and regarding escrow analysis.  Borrower is deceased
                    property; identified   and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2012.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5200922464 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower inquired about refinancing on 6/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2550341814 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke to borrower and went over decision. The borrower was declined for all
                    property; identified   options and stated will try to maintain payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3202391429 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3325627577 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The last contact was made on 7/X/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6528254724 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7087665057 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment of $2,745.16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4222759837 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4111826849 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower inquired about the letter received and advised that the insurance policy will be reinstated for another year.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4245372668 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019 Authorized third party called in reference to Insurance payment confirmation. Third party was advised payment was made on 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3071028847 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2647811001 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower was unable to talk.  Borrower is deceased and Executor/Heir exists
                    funds or covered by    to dispose of property; identified and documented.  The date of death is 05/XX/2012.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    [1] Mortgagor Deceased FORECLOSURE: No evidence of current foreclosure activity.
                    - Executor/Heir exists BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    to dispose of          LITIGATION: There is no evidence of litigation on the file.
                    property; identified   TITLE ISSUES: There is no evidence of title issues.
                    and documented         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 6/XX/2017 due to hail.  Claim funds in the amount of $12,940.39 were received on 5/X/2018 and were endorse and released to the borrower on 5/XX/2018.  The claim is classified as enhanced endorse and release. The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on 9/XX/2018.  The inspection resulted in 94% completion with repairs remaining noted as stain wood siding.  The deck and rear elevation could not be viewed from the street.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $12,940.39.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7160701079 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower made a payment over the phone on 11/X/2019 for the November payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1056906802 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer spoke to the borrower regarding the amount of the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3024144264 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3236852430 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower contact authenticated made a payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported major damage on 10/XX/2018 due to Hurricane XXX.  A tree fell into the kitchen and the insurance is not wanting to pay for damage.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 10/XX/2018.
7527101804 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called on 5/XX/2017 to request a refund for a payment made
                                           5/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7122141261 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There was no contact with the borrower in the review period.
7960767461 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/06/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6049265072 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower scheduled a payment and the agent confirmed that the trial had been cancelled. Also noted the extension had been accepted and clarified payment on 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2018 and there is evidence of reaffirmation.  Reaffirmed on 12/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 10/XX/2018.
6624682662 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3897710583 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The last contact was made on 12/XX/2018, in which the borrower scheduled a
                    property; identified   payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 12/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
9607407239 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  An authorized third party requested a billing statement be sent via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3272255610 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 06/24/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1184338520 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower accepted a promise to make a payment by 4/26.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6686612141 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called wanting to recast mortgage to lower payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6974542843 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to discuss the monthly statement and the amount due based on the modification completed 7/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4989627726 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8722676533 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a payment of $577.51.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3]                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Damaged/Occupied/FEMA  LITIGATION: There is no evidence of litigation on the file.
                    Zone - Damage remains  TITLE ISSUES: There is no evidence of title issues.
                    unresolved and no      PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Borrower indicated property was damaged by Hurricane XXX and intent to file claim on indication covered by  10/X/18. On 11/X/18 borrower indicated repairs would begin that week. Notes do not make subsequent reference to damage, repairs or claim activity.  Property repair is in process.  The property
                    insurance              condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane XXX on 9/XX/2018.
3279849389 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower was advised would need to pay escrow shortage in order for September payment to be adjusted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2616917249 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5151382348 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8174501500 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  11/XX/2019 spoke with borrower assisted with cancelling scheduled payment

                                           On 09/XX/2018, the borrower called to make a general inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9361359505 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower inquired about payment increase from modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7414993286 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in and spoke with agent about escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1319613102 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On November 19, 2018, the servicer spoke with the borrower and took a payment. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4498663692 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called and stated the modification was just completed and wanted to thank the agent for taking care of the whole deal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1682400441 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Florida Hurricane XXX (DR-XXX) declared on September XX, 2017. Minor roof and water damage reported. Repairs was completed and no indication of outstanding damage as noted on 10/XX/2017.
2931822859 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Auth party was informed that because modification agreement was never signed and returned that plan broke.  He though that a modification would allow for cash out, Lender advised that would be for a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7764925926 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in and made a promise to pay $2887.66 on 07/XX/2017.
                                           Borrower stated default is due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8116497188 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Commentary states spoke to borrower and borrower advised already sent payment
                    unresolved and no      in.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    insurance              responded within 60 days and no further communication from mortgagor.  The borrower was disputing the reporting, loss mitigation, and the status of the account at the time of the disaster.  The issue was resolved on 07/XX/2018.
                    [1] Written Dispute -  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded     FORECLOSURE: No evidence of current foreclosure activity.
                    within 60 days and no  BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent further communication  bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  Closed bankruptcy
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted damage on 10/XX/2017 due to Hurricane XXX.  The roof needs to be replaced.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
2850245243 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2031755873 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to get information on loan modification that was supposed to be cancelled.  They were advised the next payment due date of 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3585938251 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower made their February and March payment.  One late fee was waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7653980954 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower spouse called in to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3120953124 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The authorized third party was advised that the servicer still needs  the countersigned documents
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8575454427 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/14/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called about the final mod documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 01/XX/2018.  Amended POC was filed 06/XX/2019 due to completed loan modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2286686605 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2577565472 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower contacted the servicer on 04/XX/2019 to inquire about the balance of the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9464687701 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9001178175 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2014.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6912023962 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in regards escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3078779352 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.
2032838532 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5203710172 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3462221106 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 02/XX/2018 Borrower called for payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2647565845 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Commentary states borrower called in to have check re-written in their name
                    property; identified   only, as borrower 1 is deceased.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2012.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3773145966 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower contact to acknowledge application received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7994857521 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018, the borrower returned call and was advised of the additional documentation required to complete review.  I does not appear that borrower ever provided the requested documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4806671519 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The last contact with the borrower was on 03/XX/2018. The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4961774764 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in to get interest balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6176129841 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was contacted on 7/X/2019 to verify inspection appointment for repair review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9080920948 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: From 10/XX/2016 - 09/XX/2019 there was no contact with the Borrower. The loan is currently Performing.
6269120432 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to discuss general account information and balance of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4753336817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1202288437 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane XXX (DR-XXX) on 8/XX/17.  No damage to the property was reported.
3719475547 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made a payment by phone.  Borrower stated wrong amount was processed on a previous payment which caused the default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6027882087 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2016.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6437166429 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower made an additional payment to be applied to escrow
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3426331787 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2955341949 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to confirm that the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1911819967 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The agent spoke with the borrower concerning the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1045384459 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The agent spoke with the borrower and the borrower accepted a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8259679783 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower had questions regarding her escrow payments.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2009.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6848334625 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer called to confirm the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7238930477 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The servicer called borrower to advise that the loan has returned to normal
                    property; identified   servicing.  Modification complete.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2012.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7270310938 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called on 08/XX/2019 to request their normal billing statements further communication  as the loan is no longer in bankruptcy.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A dispute was received on 08/XX/2019 stating the loan was reporting incorrectly to the credit bureaus after the bankruptcy was completed. A request was submitted on 08/XX/2019 to the credit agencies to remove the bankruptcy status and report the loan as current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2014.  Prior Chapter: 13, Date filed:
                                           01/XX/2011 Debtor dismissed: 09/XX/2011
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1098381555 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower stated that his RFD was due to a curtailment of income/unemployment. He made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Recast offer mailed on 09/XX/2019.
2297116907 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4079827244 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1493249716 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/29/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called to say they prepaid their taxes and will send in the receipt.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3185341423 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was contacted on 6/X/2019 because a payment was due.  A promise to pay was set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9451520994 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower declined be reviewed for mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7967033198 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9468257822 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer called to request that the extra payment they made in error could be refunded.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5691725132 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The agent spoke to the borrower regarding a payment. The borrower promised to pay $1,622.18 online today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9939092948 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Agent called borrower and advised loan is back in normal servicing. Advise of the next payment due, the date, and the amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2374252525 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Commentary states spoke to borrower regarding the cancellation of the automatic draft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7650773369 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018, the borrower called to validate payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6371786108 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8671751802 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called on 11/XX/2017 for general information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5183829722 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The authorized third party confirmed the final modification documents had
                    unresolved and no      been received.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called on 09/XX/2017 stating the property was damaged by Hurricane XXX.
                                           On 10/XX/2017 the borrower noted damages consisted of roof and fence damages. The borrower stated they were waiting on either FEMA or their insurance company for assistance. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 10/XX/2018. No damages were reported. Prior comments on  indicated the property was previously located in a FEMA disaster zone for Hurricane XXX.
5784233751 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states spoke with borrower regarding rate change and auto drafting
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4383865552 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower promised to pay $1059.12 by 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1349392684 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/19/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Spoke to borrower, and went over surplus. (escrow analysis)
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported property damage on 4/X/2017 due to water loss.  Claim funds in the amount of
                                           $9,000.00 were received on 02/XX/2019 at the branch office and was approved to endorse and released to the borrower. The claim is classified as non- monitored. No further status updates provided for the repairs.  The damage repair amount is estimated at $9,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017.
4874219532 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower confirmed the modification documents had been received per the
                                           FEDEX tracking. The documents had yet to be processed and to call if there are any questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There is a dialer No Contact on the file to stop call attempts.
2591888870 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Spoke to borrower who called to process a Fast-pay payment.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Borrower date of death was not located in comments.
6495943828 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower promised to pay $764.83 on 04/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2227955607 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 4/X/19 the customer requested suppression of paper statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: 3/X/15-Account was included in statement solicitation. Customer will receive an apology letter.
                                           1/XX/14-loan is in active bankruptcy. No other details provided. Borrower disputed response.
9435757317 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to discuss insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4459778279 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The last contact was made on 12/X/2017, in which the borrower had a general account inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6511918006 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/22/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    Servicer responded     responded within 60 days and no further communication from mortgagor.  Borrower sent a written dispute stating the Account name, number and balance. The servicer verified the customer name and within 60 days and no  account number is correct per Note and URLA. As of 09/XX/2019, servicer confirmed the borrower filed Chapter 13 bankruptcy on 12//XX/2017 and update the account status to current as of filing date.
                    further communication  The account information and payment history updated per bankruptcy procedures.
                    from mortgagor         REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 01/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8407316232 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/02/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to set up 2 payments and that the borrowers are escrowed for insurance and taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5690919666 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Customer called in and spoke with agent to confirm tax payment. The agent
                    property; identified   advised that the taxes were paid.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1949201924 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  12/XX/2019 inbound call advised borrower of total amount due, borrower set up payment plan $868.00 12/XX/2019 and $868.00  12/XX/2019, reason for default is resolved

                                           On 06/XX/2019, the Borrower's last contact was via an inbound call to set a Payment Plan in the amount of $868.00 for 06/XX/2019 with a Reason Of Default being that the payment had not been made because it is still within  the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX  noted on 09/XX/22018. No damages were reported.
9432818383 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower contact authenticated and transferred to banking for payment.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2841027155 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The third party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2014.  Chapter 13 bankruptcy and dismissed on 9/XX/2014.  Unable to locate the filing date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7973264913 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1034497608 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5360019753 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 09/XX/2019 Borrower called and was advised system maintenance is complete.
                                           Borrower schedule payment for 09/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4062235028 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2481170641 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to borrower- IVR authenticated and sent 1098 via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9149550570 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke with borrower who stated the reason for default is curtailment of income.  Borrower made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6243481374 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Commentary states spoke with borrower regarding insurance  and escrow further communication  information.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the account status and late reporting.  The account was reviewed and determined to be reporting correctly.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2019.
                                           The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
                                           A prior claim was filed for flood damage that occurred on 10/XX/2016 and 09/XX/2017.  The claim was closed on 03/XX/2019 with all funds released and a 100% inspection dated 03/XX/2019.
3358581165 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in and made a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 03/XX/2018 reflects that the property is located in a natural disaster area. No damage reported.
4938908729 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in to request 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6156192264 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4096426050 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to get the terms of the final loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
9761724575 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6518125857 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/20/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4716753881 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6698366570 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4479936489 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8571348567 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made fastpay payment on 9/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7538786985 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3530230420 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower promise to pay on 02/XX/2017 the amount of $314.42 and another draft on 02/XX/2017 in the amount of $314.42.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3393752190 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There were no keywords listed at the time of the review.
4262762370 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6864338752 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer contacted the borrower to advise the modification was fully completed and the account will resume to normal statements shortly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5005403206 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8020560291 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  3rd party confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2567678185 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2791617744 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The co-borrower confirmed the coverage amount needed for their homeowners
                    unresolved and no      insurance.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    insurance              responded and appears issue is closed.  The borrower called advised that the loan should be due for 05/XX/2019 and not April. The servicer went over the pay history with the borrower and there was no further reference to a dispute.
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called on 09/XX/2017 stating they wanted to file a claim for damages caused by Hurricane XXX. The servicer provided the insurance carrier's information, and advised the borrower to call them to begin the claim process. There was no evidence of a claim being filed or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.
4763992173 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The authorized third party contacted the servicer on 02/XX/2019 for general info about the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9127309576 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The co-borrower called to make a payment.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2017.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5975874336 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in with an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1250940064 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called regarding letter received for the wind claim for the date of
                    [2] Damaged Exterior - loss of 8/XX/18. Also stated that the work was not yet complete and should be finished in January. The borrower was advised to contact the servicer when ready for the final inspection.
                    Active insurance claim EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    but unclear who holds  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                    [2] Damaged Interior - TITLE ISSUES: There is no evidence of title issues.
                    Active insurance claim PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 8/XX/2018 due to Wind on 8/XX/2018.  Claim funds in the but unclear who holds  amount of $4,742.10 were received on 8/XX/2018 and were endorse and released to the borrower on 8/XX/2018. Addition funds of $5,825.39 was received on 9/XX/2018 and were endorsed and released to the
                    funds or covered by    borrower on 9/XX/2018. The claim is classified as enhanced endorse and release. The borrower did not comply with the terms of the claim agreement and an inspection was not completed.  The status of
                    bid                    repairs was not provided.  The damage repair amount is estimated at $10,567.49.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2815985941 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in to make an escrow shortage payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5211695312 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower contact about the loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The discharged bankruptcy details were not clearly stated.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4764104305 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4354613625 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8535828604 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called with a general question about refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6203840444 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in a payment in the amount of $1,524.77.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
                                           10/XX/2018-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
5838305017 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  An authorized third party called on 1/X/2019 with general questions.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2019.  The dispute type is Written and the reason is Flood insurance dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The customer wrote a dispute to remove requirement for flood insurance as they stated there was a remapping of the flood zones.
                                           The issue was researched and resolved on 11/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1542476147 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The last contact with the borrower was on 07/XX/2019. The borrower made a
                    property; identified   promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4023012353 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with Borrower, they advised they had the current tax bill.  Lender advised they receive it electronically. 12/XX/2019 - the borrower called in to confirm the payment change
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5835929201 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to confirm payment.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5114169012 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Spoke with borrower who called because received an email about invalid login attempt.  Borrower was transferred to online department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5667472190 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7744542518 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/27/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2016.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9587403819 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The authorized 3rd party called regarding loan assumption and balance.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3651997604 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Commentary states borrower called in to cancel the payment made online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The Federally declared disaster area was states on 12/XX/2017 due to Hurricane XXX. No damage reported.
3709392179 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Spoke with the borrower who made a promise to pay $652.92 on 07/XX/2019.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2010.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
9991465346 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to confirm that her payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4135736946 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called about payment change due to escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9523945337 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower  made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No claimable damages were reported.
8653860641 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower requested payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1753802021 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There is a dialer No Contact on the file to stop call attempts.
                                           There is a $0.00 Running Principal Balance on this account. It is Paid in Full.
                                           On 12/XX/2017, this account was impacted by the Name Change Reporting for Non-Obligors correction and the non-obligor was deleted from the Credit Bureau Record. On 07/XX/2016, a third party has been added as a non-liable third party and is authorized on the account. The Borrower passed away on 02/XX/2015 per evidence on  07/XX/2016. The Borrower was reported as deceased since 12/XX/2015.
                                           Property is owner occupied but not by anyone obligated on the loan. There was a Quit Claim Deed to the current owner.
2082911918 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2289868286 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: From 10/XX/2016 - 09/XX/2019 there was no contact with the Borrower. The loan is currently Performing.
9881308261 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3147112911 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Talk to borrower to advised account is back to normal out of disaster program next due 12/X/2018 for $1,070.96.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 10/XX/2017, FEMA Declared Disaster area due to Hurricane XXX.
5663368714 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3544704978 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called on 10/XX/2018 for tax questions and general information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1979708016 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Discharged Bankruptcy.  No other details available.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1571852707 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to get General Loan Balance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8292568506 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4816907138 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower inquired about making an escrow payment for insurance refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Recast was completed on 10/XX/2018.
2797888327 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in and advised that payments for $1904.48 would be made on
                    property; identified   4/X/19 and 4/XX/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9937997077 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called inquiring about their escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4269029936 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower cited excessive obligations as the reason for default.  The
                    closed                 borrower had no interest in mortgage assistance. The borrower promised to pay $2,405.32 on 2/XX/19. Removed bankruptcy from the system.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the payments made during the bankruptcy. The account was reviewed from the date of the bankruptcy and determined the borrower had paid enough to satisfy April, May, June and July payments. The customer should be showing a post-petition due date of 8/X/18.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2018.  A motion for relief was filed
                                           08/XX/2018.  Dates were not found for dismissed or discharged but on 2/XX/19 discharged bankruptcy is noted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017.
9144080166 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019 The Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8968318059 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4674940422 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower confirmed the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7371687232 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with the borrower regarding their escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1982783466 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in for year-end information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8182761787 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer spoke with the borrower following the borrower's evacuation for a natural disaster (fire) and advised that the account was being reviewed for workout assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Date disaster mentioned: 4/X/18. The property is located within a FEMA disaster area due to fire noted on 4/X/18. No damages were reported.
4305758677 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9898746250 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7929128932 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6622051049 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The servicer advised borrower of the completed modification and next payment due date 09/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6292405971 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower contact discuss reason for default as curtailment of income and has not been resolved. Borrower not interested in loss mitigation made promise to pay by 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2185577893 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower inquired about the recast. The recast was completed and for the month of March the customer received a statement showing the amount due without the recast. The system will be updated to show the recast payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: 3/X/19-the recast was input as an extension.
7624118292 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  8/XX/2019 spoke with customer account inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2922922330 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower scheduled a payment in the amount of $1,263.83, which covers the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6223266153 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The servicer answered the borrower's question regarding a recast modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9675792135 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4638548608 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called for escrow information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8695828692 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/13/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower inquired on why account was showing delinquent on the statement and advised that the statement was generated prior to the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2016.  The comments indicate Chp 13 & 11 and Chapter 7 but the information is not clear.  There are two BK case 's XX-XXXXX and
                                           XX-XXXXX.  There is no indication of what happened to the XX-XXXXX nor what chapter it was.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7478476991 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower reported excessive obligation and make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6871358837 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6036292823 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4689403150 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with the customer due to a delay with the ACH payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7035741336 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Te borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was located in a FEMA disaster area due to hurricane. Claim was filed for damages and 100% inspection was received 12/XX/2018.
4072298576 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4198425979 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower in regards to payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1952856595 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in to discuss their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2251945751 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1122863897 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6001423459 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower reported RFD as servicing problems due to prior confusion about escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6142256046 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/18/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was contacted on 08/XX/2018 and advised the extension agreement
                    unresolved and no      was sent to them for execution on 08/XX/2018.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017 the borrower noted the property was damaged due to Hurricane XXX; the details of the damages were not provided. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
6912674629 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Accessing loan documents.  The dispute is resolved and the status indicates
                    from mortgagor         Servicer responded within 60 days and no further communication from mortgagor.  The borrower was unable to access loan documents online. The servicer responded to the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5676419460 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There was no contact or attempted contact with the borrower during the review period, but the loan remained current and performing.
4193488348 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in regarding insurance refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2127734332 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/17/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a promise to pay and discussed fees that had been assessed.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The servicer reviewed the credit report and determined it was accurate. The servicer responded to the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8670249193 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to get status of insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5507711744 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called to advise that her husband passed away and she wanted to take
                    property; identified   his name off mortgage, she was instructed to send in the death certificate. This is the only contact on a performing loan.  Borrower is deceased and Executor/Heir exists to dispose of property;
                    and documented         identified and documented.  The date of death is 05/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7856873918 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4541852013 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  An authorized 3rd party called in to make a payment.  Borrower is deceased
                    property; identified   and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7546680087 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 02/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The servicer discussed loss drafts related issue with the authorized third indication covered by  party.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  The authorized third party called for the insurance information due to damage to the property from
                                           Hurricane XXX on 9/XX/2017. There is no further information on any claim or repairs. Type and cause of the damage was not noted.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8427307376 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2782489383 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower inquired about escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9839166780 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in about insurance coverage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6985469495 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/08/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to inquire about the principal payment and was
                    insurance claim and    transferred to refinance.
                    funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent
                    repairs                bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for damage that occurred on 09/XX/2017 due to Hurricane XXX.  Claim funds in the amount of $25849.22 were endorsed at the branch on 11/XX/2017.  The claim was classified as enhanced endorse and release.  The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on 06/XX/2018 with 0% completion.  The scope was for the interior.  The details of the damage and status of repairs were not provided and the claim was closed on
                                           06/XX/2018.  The damage repair amount is estimated at $25,849.22.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.
2633794279 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a payment for $274.92 and requested funds to be applied to the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7592164061 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3165612286 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Comments show borrower contact regarding loan general loan info, phone number updated and history requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
                                           10/XX/2018-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
7370401122 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6975398215 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The last contact with the borrower was 3/XX/2017.  A promise to pay was set
                                           up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6800469719 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 03/XX/2020.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  On 09/XX/2019, there was a Bankruptcy  payment /research dispute after thefinal discharge audit ledger. The amount of $1,063.13 was to be removed from suspense and apply as a backdate with an effective date of 08/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2014.  Converted on 06/XX/2014 from a
                                           Chapter 7 to a Chapter 13.
                                           Prior Bankruptcy Case XX-XXXXX.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2759470022 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to discuss a letter she received about an insurance change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8792233126 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4828952182 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Comments show contact with borrower regarding issues they had at branch.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2697194798 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The servicer and the borrower discussed the escrow account. The borrower also opted out of paperless statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was in a FEMA disaster are due to Hurricane XXX on 8/XX/2017.
1523390768 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called and made natural disaster comment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2989079898 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made payment by phone on 9/X/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1533176652 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in promise to pay $576.62 today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5146229590 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in regards to missed date for sending in recast agreement.
                                           Was advised new one being sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6397463233 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to advise that a payment would be submitted on 6/XX/19.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded
                    from mortgagor         within 60 days and no further communication from mortgagor.  The borrower sent correspondence which disputed the late charges on the account. The servicer provided the borrower with a detailed explanation of the fees assessed against the account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7199790720 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/22/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a payment by phone.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal payment dispute against the Servicer on 08/XX/2017; the dispute was resolved the same day.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4043836103 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower stated that they received a cancellation from their insurance carrier and the borrower was advised to get new insurance. Borrower was also advised of lender-placed insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1445994359 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Customer confirming auto draft set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/X/2017.
5051293061 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On October 12, 2018, the servicer spoke with the borrower about the account.
                                           They discussed the final modification documents being processed. The account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Customer was impacted by Hurricane XXX (DR-XXX) and was in a FEMA declared disaster area effective 09/XX/17.
3209987119 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: No borrower contact evident within review period. No servicer contact evident.
6039528893 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The third party called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2678049039 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was contacted 4/X/2018 to discuss modification options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8885626203 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 07/25/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4615541113 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay $1200.10 on 12/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2796063210 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2228850543 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 6/XX/18 the borrower called in and promised to pay $1,217.43 on 7/X/18.
                                           The borrower stated a payment dispute as the reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
2788899579 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 3/XX/14-foreclosure was reinstated with $8,955.37 received on 3/XX/14.
3556243109 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2018.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2019555110 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower contacted servicer via message center advising a payment is further communication  scheduled in amount of $1864.71 for 07/XX/2019 and borrower advised does not get paid until 07/XX/2019 and is asking for payment not be be deposited until 07/XX/2019. The servicer responded via
                    from mortgagor         message center advising unable to change the payment date of the online payment and agent advised can assist borrower in making the change and provided the instructions.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing reporting stating inaccurate information. The servicer reviewed account and determined no update was needed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8032770288 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8695191485 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower calling regarding the Insurance refund check and was advised of all ways to deposit refund to escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7634260249 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1041043993 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower contacted the servicer on 02/XX/2018 to inquire about the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3865037866 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower arranged payment by phone on 4/X/19 and cited curtailment of income as reason for delinquency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5462249213 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5941920247 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 6/XX/18 the borrower called to inquire about a statement received.
                                           Borrower promised to pay $1,648.15 by 6/XX/18. Explained capitalized interest to the customer. The call was transferred to  Customer Care.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: 6/XX/18-Active or inactive bankruptcy. Bankruptcy removed from the account. No other details found.
3330404164 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/24/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1015465262 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4476385042 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On August 08, 2018, the servicer spoke with the borrower about the account.
                                           The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7714774053 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 03/XX/2017, a 5 month Repayment Plan became effective in the amount of $1,804.62 and 5 payments in the amount of $1,804.66 starting on 04/XX/2017.
                                           On 08/XX/2017, the Mortgage Insurance was waived/cancelled.
                                           There is a stop attempt on dialer calls.
9001265346 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2562303014 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact was made on 5/X/2019, which the borrower had a general inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 10/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
8168780968 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer spoke with the borrower regarding general account information.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 11/XX/2017 due to Hurricane XXX.  Damage was noted to the patio.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.
7635495653 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1457025931 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The last contact with the borrower was 10/XX/2018 when they discussed final loan modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4694492834 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was offered a recast on or about 06/XX/2019.  The recast offer was accepted on 07/XX/2019.  The borrower decided on 08/XX/2019 that she did not want to pursue the recast option.  The loan is performing and due for 01/XX/2020.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5762471821 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2564207145 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 02/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower stated ready for final inspection regarding insurance claim on
                    servicer with          9/XX/19.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  An enhanced endorse and release claim was filed for hail damages caused on 03/XX/2018.
                                           Servicer has endorsed and released checks for $10,048.67, $4,428.41 and $5,789.28. Borrower indicated ready for final inspection on 9/XX/19. Final inspection is scheduled for 10/XX/2019.  The damage repair amount is estimated at $20,266.36.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2019 inspection results updated as not a total loss repairs are being completed.
3237801118 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 9/XX/18 the first outbound natural disaster followup call was made to the borrower. The borrower was advised the final modification agreement had been received and was in process to bring the account current. The borrower was told the next payment due was 10/X/18. The borrower understood and had no further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. Property damage was reported and insurance claim filed. Comment dated
                                           02/XX/2018 reflects inspection received resulting in 98% completion of repairs and only item remaining is to paint den ceiling. On 02/XX/2018 the claim was closed.
6337314794 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The servicer informed the borrower that the taxes were paid on 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); borrower filed a claim for pool damage which appears complete.
4971925786 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called on 8/X/2019 to say they were not interested in loan modification.  The borrower wanted to opt out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4929099595 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The customer inquired about their escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6437733817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower inquired if their Fastpay payment from 11/XX/2018 was received by the servicer. The servicer advised borrower to allow until 11/XX/2018 to checking their checking account to ensure the funds were disbursed to servicer. Borrower understood and did not have any further concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3623961713 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states borrower called in and accepted a promise to pay on the account. The borrower also advised of the reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5671265151 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1050032539 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The last contact was made on 7/XX/2019, in which a third party had a general inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5562872946 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5782985257 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower reported an insurance claim filed for water damage suffered on
                                           12/XX/2018; the claim was not monitored.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9853322411 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2653198050 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  02/XX/2019 Inbound call borrower accepted payment plan , borrower scheduled payment $642.16
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1059657702 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower promised to pay $642.46; reason for default was given as illness.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6147841883 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called and stated had mailed the name change packet.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5752926579 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in to confirm if a refund check can be sent in if it is made payable to two people and one is deceased. Advised the borrower to make out a personal check and send it in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4597239018 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in an confirmed payment amount due and payment amount paid.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3019599415 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower contacted servicer to ensure their payment was received on the account; servicer advised payment received. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  Limited bankruptcy details provided; unable to determine filing or closing dated.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/XX/2017; Hurricane XXX. Damages noted and completed; loss draft of $23,195.94 received; final inspection completed 07/XX/2018.
4400875269 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower inquired about the unpaid principal balance and suspense balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5683620467 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The authorized third party made a payment of $822.89.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7678741258 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in about recast for loan mod completed in 2013
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9199911259 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/03/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made fastpay payment on 9/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2957570070 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower had an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8237122693 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On October 11, 2018, the servicer spoke with the borrower about the recast and principal payment. The account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6978819301 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  inbound call from borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5325275800 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 02/XX/2020.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in regarding damages insurance claim is pending.  Borrower is
                    funds or covered by    deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2016.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1] Mortgagor Deceased FORECLOSURE: No evidence of current foreclosure activity.
                    - Executor/Heir exists BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    to dispose of          LITIGATION: There is no evidence of litigation on the file.
                    property; identified   TITLE ISSUES: There is no evidence of title issues.
                    and documented         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind damage that occurred on 05/XX/2017.  Claim funds in the amount of $6632.24 were endorsed at the branch on 01/XX/2018.  The authorized third party called in on 09/XX/2019 regarding a damage claim.  The third party stated has received some contractor estimates and was advised to contact the insurance company to file a claim.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $6,632.34.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6521799898 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2019.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5188993927 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called regarding balance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8491373164 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5522397901 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/30/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower verified their information and inquired about endorsing an escrow check they had received.  .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6139630596 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Comments show servicer spoke with borrower regarding recast on mortgage, servicer advised to continue making regular payments until recast complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1685402963 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Comments show contact with borrower regarding loan status and payments,
                    closed                 promise to pay taken.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2019.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The prior modification in 10/2018 was underwritten incorrectly.  The modification needed to be reversed to be reworked.  The modification was completed on
                                           04/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
7198980329 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Inbound call from borrower.  Borrower advised excessive obligations and promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1637107955 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer informed the borrower on 08/XX/2018 that the late fee was waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1188140513 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1648153685 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  1/XX/17 spoke with the borrower and provided confirmation of a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 3/X/15-account was included in Modification Incentive statement message. Customer will receive and apology.
8330619066 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower contacted servicer to make a change to the auto-payments on the account. The servicer processed the change as requested, no further details were provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/XX/2017; due to Hurricane XXX. No indication of damages noted.
9388065228 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 07/11/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Servicer contacted authorized third party on 3/X/19 to explain borrower's
                    [1] Written Dispute -  payment dispute and account status.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer within 60 days and no  responded within 60 days and no further communication from mortgagor.  Borrower, through bankruptcy attorney, disputed payment amount for 2/19. Servicer provided information to bankruptcy attorney further communication  explaining the 2/19 payment amount and advised that monthly payment had not increased.
                    from mortgagor         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 06/XX/2015.  Bankruptcy filed prior to review period and is pending.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6934876689 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The servicer discussed general account information with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Per comments dated 01/XX/2019, the loan was modified.
7863115873 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to discuss insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7711575425 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1333667369 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On June 19, 2018, the servicer spoke with the authorized third party on the
                    closed                 account. They discussed the account history and payments. The account is currently performing.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The servicer responded that no credit adjustments were warranted.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1226894147 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower was contacted 5/XX/2019 and set up a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by unspecified natural disaster as noted on 04/XX/2018. No damage noted.
3701061740 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower stated they were experiencing a curtailment of income and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1867483411 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 9/XX/19 spoke to the borrower but the call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/X/2017.
6352981814 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in to get a copy of the most recent escrow statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5325902543 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in regards to insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9763992531 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Agent spoke with the borrower about general information.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2009.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6583997294 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Contact with the borrower for the 1098 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6279609866 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8671798754 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8379944802 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to discuss payment arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4026407831 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Agent spoke with the borrower regarding not receiving a statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1993377226 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The servicer answered borrower's questions regarding insurance related items;
                                           no further details provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6575892385 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower requested the late fee of $69.21 be removed from the account.
                                           The servicer agreed and processed the request as a one time courtesy. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9232248773 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower advised that they just forgot to mail in payment and made a promise to pay in the amount of $1,016.73 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXX with declaration code DR-XXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to
                                           10/XX/2017. No damage was noted.
6782643447 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1671629274 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1120837333 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made payment by phone on 3/X/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6705587265 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On November 20, 2018, the servicer spoke with the borrower about the account.
                                           The servicer advised of receiving the final modification documents. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Customer was impacted by Hurricane XXX (DR-XXX) and was in a FEMA declared disaster area as of 09/XX/17. No damage reported.
1917689455 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower stated the escrow shortage would be paid by 01/XX/2019.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  The borrower stated
                                           there was damage to the house but will not be covered by insurance.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
6861136468 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Agent spoke with 3rd party, EMZ Mortgage, and provided a verbal payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1534447441 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 3/XX/19 borrower inquired about principal payments and recast letter received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6959022537 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  On 4/XX/17 spoke to an authorized third party who promised to pay $2,345,99 on 5/X/17. Reason for default was not obtained.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8713119994 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Comments show contact with borrower regarding loan status and payments, payment processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2560957862 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2382787476 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/29/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8814671263 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower's non-borrower spouse called to advise that the borrower passed
                    property; identified   away on 8/X/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8260879268 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in 3/X/2018 requesting a forbearance due to Hurricane
                    unresolved and no      XXX.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    insurance              responded within 60 days and no further communication from mortgagor.  Borrower sent dispute for present and previous account status, payment rating, account history on credit bureau.  Account information was verified all relevant information and noted 5 months of payments were not listed due to hurricane relief program. Issue is resolved.
                    [1] Written Dispute -  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded     FORECLOSURE: No evidence of current foreclosure activity.
                    within 60 days and no  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    further communication  LITIGATION: There is no evidence of litigation on the file.
                    from mortgagor         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower stated  on 10/X/2017 the roof was damaged from hurricane and would cost
                                           $7000 to replace.  No evidence claim was filed or damages repaired.  The damage repair amount is estimated at $7,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 10/XX/2017.
6831721567 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/12/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The Servicer informed to sign the modification documents as is and to send the divorce decree.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2019.  Prior Bankruptcy Chapter 7 Case XX-XXXXX filed on 09/XX/2016 was discharged on 11/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017. No damage noted only financial impact.
4155682177 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower was contacted on 1/XX/2019 because a payment was due.  The borrower did not set up a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1657018091 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9659802953 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/08/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7800247715 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called on 07/XX/2017 to advise they were approved for the
                                           Hardest Hit Funds program and the funds were sent out for reinstatement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1992222952 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Comments show contact with borrower regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3909537526 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Customer called to inquire about 1098 tax year 2016 form
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3131581827 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower regarding refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5224153469 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to confirm payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment on 10/XX/2017 reflects damage to property due to Hurricane XXX. No evidence of resolution or claim filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 10/XX/2017.
2626677394 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: No borrower contact evident within course of review.
5424363045 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Comments show contact with borrower regarding loan status and payments, payment processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7065079109 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4749920876 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8597126431 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/20/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in payment for $2,033.90 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6990967002 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact with the borrower was 6/X/2018.  The borrower called to
                    [1] Mortgagor Deceased confirm a payment,  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2017.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5375836952 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  There was contact with the borrower on 4/XX/2017 regarding year end interest paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6578463563 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer and the borrower discussed the escrow account as well as the
                    closed                 payments and fees applied to the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a fee dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 11/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
3353958581 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/27/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The authorized third party contacted the servicer on 04/XX/2018 to request
                    property; identified   that the funds in the suspense account are applied to the escrow.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane dated 09/XX/2017.  An insurance claim for damages was made and a final check of $21,816.56 was received on
                                           01/XX/2019 and repairs completed.
4083711705 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower had third party attorney assist with Loss repairs.  The date of loss was on or about 01/XX/2017.  The inspection showed the damage was completed at 100% as of 07/XX/2017.  The borrower was then offered a XXX offer and accepted.  The recast was completed on
                                           08/XX/2018.  The loan is performing and currently due for 01/XX/2020.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9843651550 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9333635300 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On 5/XX/17 borrower promised to pay $2,426.04 on 5/XX/17. $5,912.22 total fees and/or late charges are owing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6554627211 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called iregarding the Recast agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2796478262 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  The Bankruptcy court approved the plan as modified on 07/XX/2017 and as for the poc was final on 04/XX/2019 as modified.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9011111447 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1710842109 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1568672747 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property;
                    property; identified   identified and documented.  The date of death is 08/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9663642114 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2019.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7938056094 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Contact was made with the borrower to advise the modification maintenance was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 10/XX/2018.
                                           The property was located in a FEMA disaster area due to Hurricane XXX on 9/X/2017.
6721310261 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to go over payment changes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1844755165 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The last contact was made on 11/X/2017, in which a third party had a balance
                    property; identified   inquiry.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2007.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9657413168 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/26/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported water damage on 12/XX/2017.  Claim funds in the amount of $10,000.00 were received on 1/XX/2018 at the branch office for endorsement. This was approved, endorsed and released to the borrower.  The claim is classified as non-monitored. Nonspecific damages were noted and the status of repairs was not provided.  The damage repair amount is estimated at $10,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4592938732 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to make payment RFD has been resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8997894582 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called on 02/XX/2019 stating they have not yet received their end of the year statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA disaster area affected by Hurricane XXX.
7788146869 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in regarding escrow shortage payment and was provided with further communication  the confirmation number and requested breakdown of the allocation of the funds.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing prior modification from 2012 relating to interest rate increases stating was not provided proper assistance from servicer to make a educated decision about the modification.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2277039427 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9092615278 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5187814446 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Misdirected call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2313532513 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5116129358 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6889923530 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2304078333 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Borrowers were on a trial payment plan that started 11/X/14 and ended 2/2015. Loan is current
2145591571 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2919167991 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2272286362 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was transferred to customer service.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3863785068 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7492751304 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1225057791 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6517522110 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1247299763 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9637602862 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6498981395 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On January 14, 2019, the servicer spoke with the borrower and took a payment.
                    closed                 The account is currently performing.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer stated they would write a complaint about a a late fee.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2642384100 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2014.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8187448506 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with customer and IVR Authenticated.  Customer says has had deaths in the family and missed the exp date. Customer says needs another Recast Agreement Cover Letter or Recast Agreement generated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3729619252 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019, the Borrower's last contact was via an outgound call. The
                                           Borrower said the payment will be made on 04/XX/2019; said had another call and disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 03/XX/2018, the Private Mortgage Insurance waiver dates were updated because of the modification, using the modified terms of the loan and the original value.
4403546447 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with customer: IVR Authenticated.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 10/XX/18 borrower called regarding payment dispute. Borrower stated postdated payment of 9/XX/18 was to be drafted on 9/XX/18 but did not occur. Servicer advised borrower to check with local branch. Borrower arranged payment by phone.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8479337429 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The servicer spoke with borrower who stated will make the March installment further communication  in late March around the 29th.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing credit reporting stating loan is not reporting on credit bureau. The servicer reviewed account and issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7622296217 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2019 0
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower  made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3583886934 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke to borrower and advised her that the closing package was sent to the title company on 12/XX/19.  Advised that she should hear from the title company in the next few days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1350861618 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in regards to third party information they received. Was advised of the recast information and how authorizations will work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3004345204 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/15/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  On June 23, 2017, the servicer spoke with the borrower about the account. The
                    property; identified   borrower stated they wanted the recast and a modification offer had been opened. The recast was resent. The account is currently performing.  Borrower is deceased and Executor/Heir exists to dispose
                    and documented         of property; identified and documented.  The date of death is 08/XX/2011.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1538963468 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/25/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in returning call and the agent advised of system maintenance
                    property; identified   complete and that the next payment due is 09/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2009.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
1708169137 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7803871443 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8133999438 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On May 11, 2017, the servicer spoke with the borrower about their online account access. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9677433274 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3544270971 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On 08/XX/2019,  the Borrower's last contact date was via an inbound call  to set up a Promise To Pay "PTP" in the amount of $2,190.43 at the Branch on  08/XX/2017 to $4.332.12 on 08/XX/2017. The Borrower gave as the Reason For Default Curtailment of Income and with the intention to retain the owner occupied property. The Borrower has multiple loans.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5171456298 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4052652824 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018, the Borrower initiated contact and wanted to update the day of the draft. The Servicer informed to call back to change the days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There is a modiication with an effective date of 03/XX/2016.
                                           On 09/XX/2017 a claim was closed.
9775049462 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6325886706 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in promise to pay for $1,180.53 for 11/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3353417319 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with Internal Party:
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2895662977 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to submit the 8/X/18 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8662249391 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 04/XX/2018, the customer called in regarding Year End question.  There was no contact with borrower from 10/XX/2016 through 04/XX/2018.  There was no contact with borrower from 04/XX/2018 through 09/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5835101999 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On  11/XX/18 the borrower called in to pay $1,094.72 on 11/XX/18 with the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is evidence of reaffirmation.  Reaffirmation the borrower intends to keep the property.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3719289622 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4562982271 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Escrow inquiry
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6507271231 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower was unwilling to provide information necessary to make workout decision.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 08/2017); no damage reported.
6412637297 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4742563391 2        [2] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    issue open with active BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Servicer spoke with borrower on 4/XX/19 regarding process/dispute payoff.
                    efforts to resolve     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is payoff dispute.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  It appears on 4/XX/2019 the borrower spoke with an agent and they were disputing their current payoff information.
                                           However there is no evidence in the comments to determine if this issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  Chapter 7 bankruptcy discharged 3/XX/2016 no reaffirmation .
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6581945934 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with customer payment due is $1034.34 for 11/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1423926561 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4956881008 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2013.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1311077158 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 1/XX/19 the borrower called to inquired  about the annual insurance premium. The borrower stated that payment was made to 2 companies. Agent will try to stop payment on one of the checks.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9925111051 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower inquired about account on 6/X/17.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5691496729 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1794168235 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On 12/XX/17 borrower accepted pre-qualified mitigation offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property in FEMA disaster area due to Hurricane XXX, which was first mentioned in comments on 8/XX/17.
9032355775 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/X/18 the borrower's spouse joined the call and provided insurance company and policy numbers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: 8/XX/14-foreclosure placed on hold for Loss Mitigation review. Cease all work in proceeding with judgment.
                                           11/XX/14-trial plan mentioned
6478716212 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4529892310 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called with general questions regarding loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7261855340 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9640406276 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to confirm the loan extension was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
6781112242 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  4/X/19 customer called in to inquire about a letter received regarding flood insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  Bankruptcy chapter 7 discharged 1/XX/2017
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property appears to have been located in a FEMA disaster area due to Hurricane XXX 9/XX/2017. There was no report of damage to property.
7579798318 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 10/XX/17.  No damage evident.
3760846783 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: No borrower contact evident within the course of review period. Servicer did not contact borrower within the review period..
7816651786 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9164326495 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 7/XX/18 the borrower called about the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6453306806 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called for balance on loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8347933541 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/21/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5676626118 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/18 the borrower called in to make a payment and was provided with a confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1188993434 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9001319905 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  There was no contact with the borrower from 4/X/17-12/XX/18,
                                           12/XX/18-9/XX/19. On 12/XX/18 the borrower called in to obtain information on insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 1/XX/14-comment about a case number XX-XXXXX. Objection to the claim was filed and entered on 1/X/14. No other bankruptcy comments were located.
7532669322 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower contact wanted to know next payment due, 7/XX/2019 borrower called and did speed pa
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6436424618 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower contact 7/XX/2017 to inquire about escrow. 5/XX/2019 borrower called in for assumption options, reason going through a divorce. Borrower was sent assumption package 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4533503122 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5303286817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: No borrower contact within the course of review,
7329972129 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 07/XX/2019, the Borrower's last contact was via an outbound call from the
                                           Servicer. The Borrower stated there must be a problem with the payment process since the payment was returned and no notice was received by the Borrower. The Borrower. was not content because of the call since the Borrower is a Bankruptcy Discharge and did not consent to continue with the Loss Mitigation options. The Borrower disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 06/XX/2018, the Borrower reached out as a HAMP Escalated research. The Borrower missed the deadline for HAMP recast because of not reviewing e-mails. The response was to have the Borrower ignore the dealine for both 05/XX/218 and 06/XX/2018 and send the signed and acceptance form.
                                           On 07/XX/2019, the payment due on 06/XX/2019 was paid.
                                           There is a no Borrower contact because of the Bankruptcy Discharge.
6310994394 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There was no borrower contact from 10/XX/2018 through 09/XX/2019.  The loan is performing and due for 01/XX/2020.
4708626842 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/X/18 first outbound contact with the borrower. Workout is in progress.
                                           Any servicing issues will be directed to customer service.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 9/XX/17-Natural Disaster 6 month forbearance.
                                           10/XX/18-Changed to disaster modification.
                                            The property is located within the Hurricane XXX zone and Hurricane XXX.
6774394466 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1752762167 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower made promise to pay which was kept.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Borrower was disputing the date of first delinquency. All relevant information was reviewed and dispute was deemed resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2884921505 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Authorized third party called in with escrow analysis questions and to go over analysis breakdown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
4324431905 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2410499378 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9538122923 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Recast acceptance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7743328573 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4564468202 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with borrower and obtained verbal authorization to speak with third party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1103989364 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Mod maintenance discussion.  Borrower is deceased and Executor/Heir exists to
                    property; identified   dispose of property; identified and documented.  The date of death is 09/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4911988692 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  1/XX/19 last contact with customer for inquiring about escrow analysis
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: 9/XX/2017- Hurricane XXX Disaster coding.  No damage reported.
7234832400 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3087638371 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower reported RFD is resolved made and kept promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5646637295 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 04/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2958486720 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke to the borrower regarding general account information.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower made payment dispute and a payment history was mailed. Borrower made a promise to pay on 12/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1535890482 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9518988706 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  There was no contact with the borrower from 10/XX/2016 until 01/XX/2018. On
                                           01/XX/2018 the borrower called in and inquired about the status of the primary mortgage insurance on the loan. There was no further contact or attempted contact with the borrower for the rest of the review period, however the loan remained current and performing the entire review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3373247774 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There was no contact with the borrower during the entire review period, however the loan remained current and performing throughout the review.
7998541061 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower disputed delinquency before modification in 2012.  Agent explained
                    closed                 the loan was due for 5/2009 when modification was completed in 2012.  Borrower advised has proof that they were only behind 8 to 9 months at the time of modification.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed delinquency before modification in 2012.  Agent explained the loan was due for 5/2009 when modification was completed in 2012.  Borrower advised has proof that they were only behind 8 to 9 months at the time of modification.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1868136824 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2390688234 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  There was no contact with the borrower from 10/XX/2016 until 04/XX/2018. On
                                           4/XX/2018 borrower called in about flood insurance and stated they lived in a flood zone; borrower was educated on steps to take to make sure they have coverage. On 4/XX/2018 borrower called in regarding changing their insurance. On 5/XX/2018 the borrower called in regarding a refund received and requested it be applied to their escrow account. There was no additional contact with the borrower throughout the review period. The loan remained performing and current throughout the review period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6090326724 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There was no contact with the borrower during the entire review period, however the loan remained current and performing the entire review period.
9764924758 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2134530345 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/11/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Auth 3rd party called in for tax information.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Tax Dispute.  The dispute is resolved and the status indicates Servicer responded
                    from mortgagor         within 60 days and no further communication from mortgagor.  Borrower disputing tax amount. The account was reviewed and the tax disbursement was accurate.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4308568812 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019, the last contact with the Borrower was via an outbound call.
                    further communication  The Borrower wanted to know what would happen to the house when the Borrower passes. The Servicer informed would have to do additional research regarding. However, generally, the property is to be
                    from mortgagor         left to the heirs and bills are paid through the Estate.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the deferred balance from the 2012 modification.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1038980745 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3004406393 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6124169761 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The loan has a modification.
                                           The file has do not contact stop dialer.
1428309019 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  ON June 10, 2019, the servicer spoke with the borrower about a late fee and
                    closed                 adding a third party authorization to the account. The account is currently performing.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer was disputing the assessment of corporate advance fees on the account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2078787819 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On April 09, 2019, the servicer spoke with the authorized third party and took a payment. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8005376558 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The authorized third party called in regarding escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7552301508 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On August 12, 2019, the servicer spoke with the borrower about the account and took a payment. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7589879571 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment in amount of $1411.18.
                    insurance claim and    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds held by servicer REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    with indication of     FORECLOSURE: No evidence of current foreclosure activity.
                    related contractor bid BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    sufficient to cover    LITIGATION: There is no evidence of litigation on the file.
                    repairs                TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported property damage on 4/XX/2015 due to hail.  Claim funds in the amount of
                                           $15,811.32 were received on 6/XX/2018. A draw of $7,800.00 was sent to the borrower on 6/XX/2018. The borrower did not comply with the terms of the claim agreement. The status of repairs was not provided.  The damage repair amount is estimated at $15,811.32.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 8/XX/2017.
9012782043 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in reference to inspection request for cause of loss hurricane on date of loss 10/XX/2018 stating inspection was requested on 07/XX/2019 and advised that no one has reached out. The agent advised will request update in regards to inspection request and provided time frame for update.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2019 reflects that the property is located in disaster area due to Hurricane XXX DR-XXX. The property was damaged and insurance claim was filed. Comment dated 07/XX/2019 reflects final inspection was completed 07/XX/2019 and indicates repairs are 100% complete.
1019199002 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5148258165 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2219494884 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower.  Details of conversation not provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9866764979 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 9/XX/18 the borrower called in pay  by Fast Pay $1,245.49 on 10/X/18.
                                           Property is owner occupied. The reason for default was servicing problems.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6678158728 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7918586451 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2402087228 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in for payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1251348524 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 05/XX/2018, the Borrower's last contact was via a written letter request to have Private Mortgage Insurance waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 02/XX/2019, the Servicer mailed to the Borrower the incorrect Private Mortgage Insurance letter. The information contained had the name, account number and mortgage insurance of a different Borrower.
1617171848 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9059371627 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer spoke with the borrower regarding the completed modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 02/XX/2017 reflects the property is located in natural disaster area due to flooding which started in 08/XX/2016. No damage reported.
9086799803 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The authorized third party requested copy of countersigned modification documents to be email. The agent advised that they do not have the ability to email the documents. The third party requested to have them mailed and provided mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
9626947862 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: 1/XX/14 previous modification denial
5557871965 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 12/XX/2017, the borrower called in to request a late fee waiver.  The late fee was waived.  The borrower called in 02/XX/2018 to find out how to refund escrow with check from Allstate.  She was advised of her options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2413021467 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower confirmed payment on 6/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8473093370 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/2019, the Borrower's last contact was written via letter to request a Mortgage Insurance Waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9050698147 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to inquire on incentive payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4343408215 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  2/XX/2017 promise to pay reason for default curtailment of income, 8/X/2019 made arrangements with servicer promise to pay. 8/XX/2019 borrower accepted arrangements to cure promise to pay,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1669968975 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On  04/XX/2018,. the last contact with the Borrower was via written request to authorize XXX Attorneys at XXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.
                                           The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2135631928 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The authorized third party called in following up on reinstatement and stated
                                           is working with Hardest Hit Funds for assistance in bringing the loan current. The agent requested a rush reinstatement quote with a good through date of 11/XX/2018 and sent quote via email and fax.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Borrower was approved for Hardest Hit Funds reinstatement program with monthly payment assistance beginning 11/XX/2018 ending 04/XX/2019.
2633565797 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower contacted the servicer on 07/XX/2019 to schedule a payment in
                    closed                 the amount of $2,069.34.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Vesting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower assume they were not responsible for payment due to they were secondary on the loan .
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5060728626 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to get confirmation of payment. Transferred to customer service to get a transaction history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is evidence of reaffirmation.  Servicing is still working to release the bankruptcy status there have been no contacts with the borrower or other details updated.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4591895665 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 02/XX/2014, the Foreclosure process was closed due to the modification completed.
                                           There is a no contact, automatic stop call when dialer is to attempt the call.
                                           The last modification had an effective date of 03/XX/2014.
1992306321 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower wanted late fee waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4771889273 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/25/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower regarding XXX.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Fraudulent account opened.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and appears issue is closed.  It appears a fraudulent account was opened under borrowers name. Based on the collection comments dated 3/XX/2019 we are unable to determine the status of this dispute whether it has been resolved or not.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.  The bankruptcy chapter 7 was discharged 5/XX/13 with no reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8545823573 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower reviewed the Recast offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5166912548 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On August 27, 2018, the servicer spoke with the borrower about a payment and the escrow shortage. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3323868541 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6553958539 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On July 08, 2019, the servicer spoke with the borrower about the insurance
                    [1] Verbal Dispute -   policy. The account is currently performing.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded
                    appears issue is       and appears issue is closed.  The servicer responded to a private mortgage insurance dispute and refunded the customer.
                    closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7257237506 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower was contacted 1/XX/2018 regarding payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4666716652 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/08/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in regards to letter received. He has creditor meeting.
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8141242113 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 9/XX/19 the borrower was contacted and promised to pay by 9/XX/19. The
                    unresolved and no      call was interrupted due to other.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2018 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 09/XX/2018.
7197551348 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Spoke to borrower, general comment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7490644059 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to see if the signed disaster extension was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX on 09/XX/2017. No property damages were reported.
7020648885 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 9/X/19 the 3rd party spouse called about the September statement and was advised it is sent out  on 9/X/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2019 and there is no evidence of reaffirmation.  Motion to dismiss the case was filed on 8/XX/19.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
2236670693 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 6/XX/19 the borrower advised they received the recast agreement but the deadline for receipt is past. A new package will go out around the 10th of the month. Borrower will continue to make regular payments until new agreement is received.The package should be returned by courtier prior to the expiration date on the agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: 7/XX/19-re-amortization after curtailment. Recast agreement effective 8/X/19.
7373220429 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 3/XX/19 a party called in to advise of the death of the borrower on
                    property; identified   1/XX/19. A copy of the death certificate was requested.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8187846682 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Servicer advised borrower on 11/XX/18 that system maintenance was complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 10/XX/2018, Property in FEMA disaster area due to Hurricane XXX, which was first mentioned in notes on 9/XX/17.
6134110718 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to get year end statement emailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8960278801 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment of $1,351.78.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  No damages were reported. An insurance claim was made for wind damage (date of loss
                                           01/XX/2017).  A check in the amount of $10,576.92 was received on 09/XX/2017 and repairs completed.
8789030637 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 7/XX/19 spoke with the customer and provided a confirmation number for a
                    [1] Written Dispute -  payment.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Property taxes.  The dispute is resolved and the status indicates Servicer within 60 days and no  responded within 60 days and no further communication from mortgagor.  The borrower disputed the addition bill for 2016 taxes. The issue was researched and the borrower was advised it was their further communication  responsibility to pay. A resolution letter was sent to the borrower.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6228722685 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called for the contact information to the insurance company. Due to a power outage she lost all the food in her refrigerator.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4844427959 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made a promise to pay $1183.92 on 10/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to Hurricane XXX on 09/XX/2017. No property damages were reported. .
                                           The property was located in a FEMA declared disaster area due to Hurricane XXX on 10/XX/2018. No property damages were reported.
1639732370 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There was no contact with the borrower during the review period. Performing.
                                           5/XX/15- the loan was included in Delayed Conversion Modification Remediation.
1562023729 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5509689232 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower contacted the servicer on 12/XX/2018 to confirm the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8293140047 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  An authorized 3rd party advised that the reason for default was due to the tenant  not paying and made a promise to pay $500 on 08/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
4225559732 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8920037979 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6569102431 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3899091728 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1832706008 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made fastpay payment on 9/XX/19.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3614498928 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Agent waived late fee of $43.71 for borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
7813071515 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5108711045 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/20/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On September 22, 2017, the servicer spoke with the borrower about the account. They discussed the modification documents. The account is in an active bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8989432602 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower contacted the servicer on 10/XX/2018 to inquire about the escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Based on the collection comments provided it appears the property was located in a FEMA disaster area due to Hurricane XXX 9/XX/2017. There was damage reported, however this is evidence the repairs were 100% completed.
6403060616 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1932762129 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a payment.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    Servicer responded     responded within 60 days and no further communication from mortgagor.  Servicer responded to credit dispute regarding present/previous account status/payment rating/account history on 9/XX/18.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    further communication  FORECLOSURE: No evidence of current foreclosure activity.
                    from mortgagor         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1548416163 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On April 22, 2019, the servicer spoke with the borrower about their credit
                    closed                 reporting. The servicer confirmed the loan would not report as it had a chapter 7 bankruptcy. The account is currently performing.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The attorney for the customer requested that credit reporting be resumed on a discharged chapter 7 bankruptcy. The third party was informed an adjustment could nto be made.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9132942220 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Contact with the borrower to discuss general account information and a letter for Recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8913234460 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2008.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3296832524 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower requested a payoff quote but has since filed bankruptcy.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The borrower stated inaccurate information had reported.  The issue was researched and resolved by 04/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.  There is a pending motion to sell the property.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4003423302 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with Customer, advised insurance paid for.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6767436778 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: No evidence of borrower contact during review period
8440544626 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5372580670 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8533506029 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to make a payment and stated that he will be mailing the workout package in today. The RFD was due to a curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2017- The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
6843793355 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower informed the servicer on 05/XX/2018 that the signed documents will be returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 10/XX/2017.  No damages were reported.
3562948994 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir
                    [1] Mortgagor Deceased exists to dispose of property; identified and documented.  The date of death is unknown.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3113806913 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5845934080 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  There was no contact with the borrower from 10/X/16-5/XX/18 and
                                           5/XX/18-9/XX/19. On 5/XX/18 the borrower called in regarding the status of a refund. The borrower was advised the refund should come from the insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7254755939 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2458044932 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2769155186 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called about insurance policy
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8184151368 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The case number, date filed and date discharged was not evident.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9504552039 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1970252110 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2009.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8739142027 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/22/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called on 07/XX/2019 to discuss the loan/recast letter they
                    servicer with          received.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The notes on 06/XX/2018 reflected an enhanced endorse and release claim was filed for tornado damages caused on 05/XX/2018. Approval was provided at that time for the claim check in the amount of $19,867.09 to be endorsed and released at a local branch office. The notes on 10/XX/2018 stated an inspection was conducted listing 0% of repairs completed, due to the inspector was unable to verify the status of the repairs to the pool.  The damage repair amount is estimated at $19,867.09.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2043360755 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/14/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called, requesting to have the 9/X/18 payment returned because it was a double payment.  Advised to allow a few days to process and call back if the funds have not been returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 11/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3958369632 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower wanted to confirm escrow deposit
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6703552531 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
1022027949 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower paid by phone.
                                           11/XX/2019 - Talked to borrower - explained to borrower reason for increase in payment was due to increase in escrow
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was located in a FEMAS disaster area due to Hurricane XXX. Claim was filed for damages and closed 04/XX/2018 all work complete.
4293384910 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called confirmed payment would not be late.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8227655898 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9045987488 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower promise to pay on 06/XX/2018 the amount of $556.71.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7996738373 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  spoke to the customer and confirm the terms of the modification and the auto pay for taxes and insurance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
9332209545 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The customer called in wanting information about their insurance policy.
                                           Offered the customer the insurance company's phone number and website address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9945629614 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The last contact was made on 2/XX/2018, in which the borrower discussed the escrow payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9824841984 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8752616447 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/15/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/19 spoke with the borrower and authenticated a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9917898788 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called on 07/XX/2019 to request a payoff quote.
                    servicer with          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication of related  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    contractor bid         FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                    [1] Damaged Interior - PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on 04/XX/2017 to report a claim for damages
                    Active insurance claim caused on 03/XX/2017. The nature of the damages were not cited. The claim was classified as non-monitored. A check for $5,297.30 was endorsed and released on 04/XX/2017, and the claim was closed. A
                    and funds held by      second check for $4,516.79 was received on 04/XX/2017. The funds were released on 04/XX/2017. A third check for $5,044.23 was released to the borrower on 08/XX/2017, and the claim was reclassified
                    servicer with          as enhanced endorse and release. A final check in the amount of $3,470.75 was sent to the borrower on 09/XX/2017. The borrower noted on 02/XX/2018 they had just begun the repairs. The notes on indication of related  06/XX/2018 indicated the damages were both exterior and interior. On 06/XX/2018 the comments referenced the account did not qualify for a drive-by inspection due to the interior issues, and the
                    contractor bid         claim was being suspended due to a lack of communication with the borrower. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $18,329.07.  Property
                    sufficient to cover    repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                    repairs                ADDITIONAL INFORMATION: N/A
7790165896 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The co-borrower called in and the agent advised does not show any funds applied to the account in February or January duplicate payments and was advised to call bank for more information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
4314354137 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2012.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 8/XX/2014 a completed Assumption package with the death certificate for the borrower (3/XX/2012) was received. The authorized third party spouse was added to the system as borrower 1.
6899794661 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/09/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called due to not being access online account. Servicer advised that due to active bankruptcy online access is blocked.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area for Hurricane XXX on 09/XX/2017; no evidence of damages.
2820231291 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower has accepted the promise to pay cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3920086812 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9213806630 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/19/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9367613229 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4223354913 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower promise to pay on 06/XX/2018 the amount of $,1133.50.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area.   No property damage was reported.
6507225775 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The customer requested an escrow analysis due to tax and/or insurance update.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9103149610 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5082403891 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The last contact was made on 2/XX/2018, in which the borrower scheduled a
                    [1] Mortgagor Deceased payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2018.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3930374206 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called requesting general documents on their account. Statement sent to the borrower email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3620473684 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 03/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Called borrower and advised need balance due  invoice from contractor to
                    closed                 release final draw.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The notes on 08/XX/2018 stated the borrower and spouse disputed the due date and amount of the trial payment. The issue was since resolved and the modification was completed in 10/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA disaster area affected by Hurricane XXX. A claim was filed for damages caused by the hurricane on
                                           09/XX/2017. An inspection was conducted on 08/XX/2019 referencing 95% repairs completed, and that only the fence needed repairs. A request was submitted on 09/XX/2019 to release the remaining funds from the claim.
5822770822 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called and paid the shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1712406963 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2977489549 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3022057998 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called and promised to make  a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3447020112 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer was contacted and made a promise to pay online on 9/XX/2018.The customer was solicited for a modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8467768495 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6538442468 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with the customer about a lien check paid to the county to get two liens released on their property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9020338993 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  There was no contact with the borrower from 10/X/17-6/XX/18 and
                    [2] Payoff has been    7/XX/18-9/XX/19. On 7/XX/18 the borrower called in to ask about previous modification. Performing. On 6/XX/18 the borrower asked about the balance on the mortgage. The call was transferred to the
                    requested within the   refinance department. Performing
                    last 60 days           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 1/XX/14 notes about a bankruptcy case #XX-XXXXX.  Objection to claim was filed. No other information found.
                                           7/XX/18  the borrower called in about information on a previous modification which was not found in the comment.s
7916845158 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in about mortgage assistance options and what current pay amount is.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8646650080 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower arranged payment by phone on 5/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4015660626 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with the borrower who wanted to confirm payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2176701036 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Customer called the servicer to make a payment on the account.  Confirmation number provided and payment submitted was $1998.03.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8751275724 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 11/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called in regarding payment of the insurance and was advised the
                    unresolved and no      payment is currently pending disbursement.On 11/XX/2019, the Borrower called and stated the Reason For Delinquency had not been resolved and it was curtailment of Income The Borrower had not been indication covered by  receiving any income, however, the Borrower was obtaining assistance from employer's Family Medical Act Promgram. . On 11/XX/2019 the last contact was via an outbound call to the Borrower. The
                    insurance              Borrower is not interested in Loss Mitigation options.since Deferment was not an option and not interested in Modification. The Borrower had open heart surgery on 10/XX/2019 and would not return to work until 01/2020.
                    [2]                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Damaged/Occupied/FEMA  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Zone - Active          FORECLOSURE: No evidence of current foreclosure activity.
                    insurance claim but    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    unclear who holds      LITIGATION: There is no evidence of litigation on the file.
                    funds or covered by    TITLE ISSUES: There is no evidence of title issues.
                    bid                    PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 08/XX/2015.Claim funds in the amount of $15332.41
                                           were received on 07/XX/2016. Additional funds in the amount of $11350.11 were received on 11/XX/2016.   The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on 06/XX/2018 returning 0% completion.  The details of the damage and status of repairs were not provided and the claim was closed on 06/XX/2018.  The borrower reported damage on
                                           10/XX/2017 due to Hurricane XXX and noted roof repairs. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $26,682.52.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9025925717 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/X/19  spoke to borrower when they called to discuss the escrow account for the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7575297689 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke to borrower when they called inbound to work out default of the loan due to curtailment of income per notes. Borrower was impacted by natural disaster follow up call to borrower and modification agreement was in progress and borrower opted out of the extension of the modification agreement as they did not return the necessary documents to qualify
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by unknown natural disaster. No damages to the property reported
8739139096 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with the borrower regarding modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5349496029 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer set up a payment to be paid on 7/X/2019. The customer stated
                                           they forgot to mail it in. The customer was not interested in assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4277118434 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3529943138 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The customer called about the general balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8914413463 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower regarding the prepayment penalty loan payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1740078864 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Last contact with co-borrower they wanted information on purged loan.
                                           Co-borrower stated will review with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4005897537 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  spoke to borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7047850821 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke with borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5092396055 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 11/XX/2017. There is no evidence of damage to the property.
8965760246 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer made a payment of $1226.55.  Borrower is deceased and
                    [2] Loan is in         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                    [1] Mortgagor Deceased FORECLOSURE: No evidence of current foreclosure activity.
                    - Executor/Heir exists BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most
                    to dispose of          recent bankruptcy status is active.
                    property; identified   LITIGATION: There is no evidence of litigation on the file.
                    and documented         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2753959450 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay at the local branch office. Default reason due to grace period; resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5194326133 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1498504109 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made fastpay payment on 9/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9804263241 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called on 09/XX/2019 in reference to a letter they received about their insurance policy changing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9632387598 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called seeking to get waiver of escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4696621759 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower informed the servicer on 07/XX/2019 that the signed documents further communication  will be sent via e-mail.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8037629209 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The authorized third party spouse made a payment. Also noted the reason for default as Bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  No further information evident.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2563271120 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in about late charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5676859576 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower inquired about account on 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property located in FEMA disaster area for Hurricane XXX and first mentioned in comments on 9/XX/17. There was damage to the property however there is evidence the repairs have been completed based on the collection comments dated 9/XX/2018
5820853170 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4716548200 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 4/X/19 the borrower called to confirm the past due balance on the statement is not correct. The borrower was advised the system is being updated and the loan will  be brought current. The borrower should only make the new payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6901781847 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower request a mortgage insurance waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5455756209 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Spoke with Borrower, IVR authenticated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9629170791 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3083395113 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called to confirm that a payment was received. The servicer advised that a monthly statement had been issued.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5588818966 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4560126847 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5148083660 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower promised a payment and stated the reason for default was a death in the family.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The date filed, case number XX-XXXXX.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7902465996 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Spoke with borrower one who stated she received a letter promising her a refund. Advised the borrower I saw no copy of that letter being sent. Transferred call to the customer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6595624911 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The reason for 11/XX/2019 contact from customer was general information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1204616291 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with customer and advised customer of interest paid year to day as well as taxes and home owner insurance paid this year.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4048944890 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9295511756 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in 3/XX/2019 to add their spouse to the account.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1668107968 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  10/XX/2018 spoke with customer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3457937254 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Authorized third party called and made a payment.
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7390436906 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called, details not in comments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2024433278 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1015672509 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/01/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  An authorized third party called in to request a disaster extension for their
                    unresolved and no      account.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 10/XX/2017 the borrower stated the subject property was damaged during Hurricane XXX. The details of the damage and the estimated cost of repairs were not provided. There is no evidence of a hazard claim being filed or a property inspection confirming that all property repairs were 100%
                                           completed as of the review date.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
6646766958 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5142020633 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to confirm she received a bill from the IRA and wanted to get information about it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3927202620 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  the customer called and provided a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7878511944 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Call and spoke with the borrower, advised that system maintenance is completed and the loan is back to normal servicing.  Also provided the phone number for customer care to set up ACH. The borrower advised he will call them when he has the account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017.
2607389787 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The authorized third party spouse called for the insurance policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9363494914 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3426570243 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke with the borrower, discuss their reason for default at which point the borrower accepted a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7242929512 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  spoke to the customer about adding new family member to the mortgage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6129690070 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
6035308266 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1238031571 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Authorized 3rd party, executor, called in to obtain insurance policy
                    property; identified   information and payment information. Dispersed premium was made and homeowner policy was updated.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                    and documented         The date of death is 02/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2777264126 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The last contact was made on 4/XX/2019, in which the borrower spoke about the recast agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4945722634 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower has updated their email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9272778592 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower scheduled a payment for 09/XX/19 and cited curtailment of income
                    [1] Mortgagor Deceased as the reason for default.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2015.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7236445729 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 02/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a payment.
                    servicer with          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication of related  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    contractor bid         FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted on 09/XX/2017 home repairs were needed. 11/XX/19 notes indicate an insurance claim was filed for hail damages and check was issued IAO $4277.62. The claim was classified as non-monitored.  The damage repair amount is estimated at $42,720.62.  Property repair is complete.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5532814153 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2924952182 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  There was no contact with borrower from 10/XX/2016 through 09/XX/2017;
                                           09/XX/2017 through 04/XX/2019 through 09/XX/2019.  On 04/XX/2019, the borrower called and stated he forgot to mail payment and set up a payment for 4/XX/2019.  The borrower made payments monthly but late.  The loan is currently performing and due for 01/XX/2020.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6057065233 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Customer was contacted about recording issue with modification from 2012.
                                           They were informed a new set would be mailed out to sign. They were informed to have them notarized and returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9754350343 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  spoke with borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2896602014 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9168111345 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower confirmed the loan is 2 payments past due.  They also confirmed an increase of their escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on 09/XX/2017.  No damages were reported.
3972759480 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7624987168 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The customer called about a general balance on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4969642730 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  spoke with borrower to confirm payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2612822304 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4511490458 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer stated they were interested in refinancing. They made a promise to pay by 7/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2476910148 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with the authorized third party on the account who  wanted to know why there were un-applied funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9688868508 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1819630512 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3568626494 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  spoke with borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3729762072 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Spoke with borrower two who is unable to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6152578620 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/31/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in regarding payment misapplication the issue has been
                    closed                 resolved.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower is disputing the reporting of a payment. Due to misinformation 5/2018 payment became delinquent. 5/2018 payment would nave made it on time. The lender is giving borrower credit for 5/XX/2018 payment .
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Based on the provided collection comments it appears the property was located in a FEMA disaster area due Hurricane XXX dated 11/XX/2016. No damage reported
8902552875 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Authorized third party called in regarding modification recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7103799926 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On February 13, 2017, the servicer spoke with the borrower about the account.
                                           The borrower requested information about getting a new 1098. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1993456850 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The authorized third party called to confirm that the countersigned documents for the modification were sent on 05/XX/2019 and the account is updated.  They also confirmed the new payment is due 06/XX/2019 in the amount of $598.12.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 10/XX/2018.  An insurance claim for hail on 10/XX/2018 in the amount of $2,003.64 was received on 11/XX/2018.  Repairs have been completed.
1664855875 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower stated will make a payment on 10/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 9/X/2017- Forbearance Review Hurricane XXX.  No damage reported. Borrower stated their employment was impacted by Hurricane and they are back to work now. Discussed the forbearance with the borrower and advised will expire on 03/XX/2018.
1503941340 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower wanted information pertaining to surplus check and escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5330668835 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2673120629 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 09/XX/2019 the borrower stated the repairs were completed and requested an inspection to confirm.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments indicated the property was located in a FEMA zone for Hurricane XXX on 09/XX/2017.
7499134671 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5769550151 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called for year end information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3960901519 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5117029809 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called regarding billing statement. Servicer advised account due for
                                           04/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area for Hurricane XXX noted on 09/XX/2017; no evidence of damages.
5883276039 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  inbound call from borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9474345617 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5420810469 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Waived 2 late charges as a courtesy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9159639288 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with the borrower who accepted a payment plan for 12/XX/2018 in the amount of  $2457.84.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6864186590 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called with questions about a letter received about the interest and the payment increasing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8404654724 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Call received from internal partner with borrower inquiring on assumption.
                                           Comment dated 04/XX/2017 borrower gave authorization to speak with daughter to discuss the loan and requested a name change form via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7538938114 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Called the borrower advised counter signed mod docs have been mailed system maintenance should be complete in two weeks.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017 The property was located in a FEMA declared disaster area due to Hurricane XXX. Roof damages were reported and a claim was closed on 01/XX/2018 as the repairs were complete.
7270706730 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/15/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 03/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  inbound call from borrower to discuss credit report finding
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  borrower had mortgage account on credit report that did not belong to borrower
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6306035483 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Talk too borrower regarding payment and borrower promise to pay $790 on
                                           7/XX/2017 states reason for delinquency is due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6715589224 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower scheduled payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The homeowner reported that trees were downed by the hurricane.  The patio is also leaking per notes dated 09/XX/2017.  The status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to Hurricane XXX as cited on 09/XX/2017.
7163930355 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1285128992 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was contacted about evidence of insurance and gave authorization to third party to confirm policy information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8804589196 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  spoke to borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8934311422 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to hurricane as cited on 11/XX/2018.
4010494984 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Authorized third party XXX called in promise to pay $1,018.10 for 5/XX/2019 states reason for delinquency is due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2402077517 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  spoke with borrower process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1714263121 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower had a general question regarding her principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 02/XX/2018 The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
3351773279 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2015.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3632361066 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1447948465 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The servicer spoke to the borrower who inquired about insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2012551609 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1952706002 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3022594947 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The agent advised the borrower that the system has been updated with the modification terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9656029424 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 10/XX/2017. There is no evidence of damage to the property.
5927347655 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Spoke with third party closed out case misapplied payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9096554251 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower unable to make a commitment to payment st this time due to possible fraud.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9111517159 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019, the borrower received a payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 04/XX/2017, Loss Draft check for $1982.07, received on 04/XX/2017 for unknown on 03/XX/2017. On 08/XX/2017, Received call from unauthorized regarding Loss Draft.
                                           Agent advised need authorization from borrower. Agent offered to contact borrower for verbal authorization and third party declined.
3066317472 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3165085334 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3942625737 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 10/XX/2017.
7246310927 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Called the borrower spoke with spouse who stated concerns that too much escrow is being collected transfer call so escrow analysis can be performed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9114890327 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5365666556 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4246202034 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2486700600 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Talk to borrower regarding payment borrower promise to pay $2,672.09 on
                                           11/XX/2018 borrower states reason for delinquency is due to curtailment of income roommate lost job.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9101449395 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019, the borrower accepted a PTP1 cure, cited excessive obligations for the reason for default and promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9192698172 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer spoke to the borrower regarding a refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2794069009 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to confirm payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4356727964 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8555291093 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower explained flood gap coverage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3298719596 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Comment on 05/XX/2017 reflects hail damage with a date of loss of 04/XX/2017. Claim was classified as non-monitored on 05/XX/2017. Damage is resolved.
4245949675 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7920177145 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6231260525 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer spoke to the borrower who wanted to confirm taxes are paid going forward. The servicer confirmed taxes are included in the escrow payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6599426007 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower inquiry in regards to status of hail damage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5221077007 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4117985173 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The servicer spoke to the borrower who requested a 1098. The servicer emailed the document.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5975276061 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower advised loan maintenance in regards to their modification was
                    unresolved and no      completed and the next due date was provided.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The homeowner reported on 09/XX/2017 that the property was destroyed by Hurricane XXX.
                                           The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA disaster area affected by Hurricane XXX.
3066236736 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1326325053 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3418676730 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised in need of having made payment sent to XXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8385135634 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/12/2019 0
                                           PAY HISTORY: The loan is next due for 04/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower wanted to know how many payments are left. Comment dated 08/XX/2017 borrower inquired on the balance of the loan. Call received from authorized third party to have funds reversed from principal to post payment and on 02/XX/2017 requested funds be move from principal to monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.  Case terminated on 02/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6500487868 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6175227121 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with the borrower who wanted to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 12/XX/2017. No damage was noted.
5288571130 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6113495937 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Inbound call from borrower to schedule a promise to pay payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1157259073 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to request full payment history
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2881143938 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/19 spoke with the customer who made a payment by Fast Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1101756403 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with borrower regarding escrow analysis surplus check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5483915494 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower suppressed paper statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017.
1644380444 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke with borrower regarding modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3650006197 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Inbound call from borrower to inquire about a PMI waiver
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7133665241 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Inbound call from borrower to discuss a tax bill that they received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3650811616 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/25/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1839259040 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/X/2019 there was contact with the borrower, but there is no indication of what was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9372841630 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower made a promise to pay to account with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5717763670 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/17/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called states taxes are less than servicer is reflecting; an
                    unresolved and no      escrow analysis was run and estimated disbursement amount was updated.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower referenced flood damage related to Hurricane XXX. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster as noted on 09/XX/2017.
5925987436 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5844608457 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1315116761 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Comments show borrower contact to confirm payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7163422458 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/21/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7314015353 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5541088407 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower regarding a request to fax 1098 document.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2005152024 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2005820755 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
5447101155 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/10/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
4451041891 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay on 09/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017. No damages were reported.
7575321100 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower advised of other deceased borrower.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6782032858 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to make a payment but fastpay shows loan has been previously disqualified.  Advised the borrower that we could not process the payment due to a technical issue and will get back with him later today to help with the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 10/XX/2018. No damage reported.
9303653338 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to confirm their tax payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2806734944 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3898513723 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/31/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1733369939 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to borrower and explained the name change package sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9397340817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke with the borrower who accepted a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2870394011 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Spoke with the borrower who accepted a payment plan for 10/XX/17 in the amount of $2600.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6030686699 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Third party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1696914124 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Call received from internal partner who was with borrower requesting a late fee to be waived. Associate completed waiving the late fee. Comment dated 02/XX/2018 borrorwer called regarding the escrow shortage and how it works.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5674429823 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Last contact with the borrower they promise to make a payment on 04/XX/2018 via fast pay. Borrower stated forgot to mail the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6689058387 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/05/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in and stated had damages to property. The servicer advised indication covered by  to file a claim
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on 07/XX/2018 stating there was damage to the property; the details of the damages were  not provided. The servicer provided the contact information for their insurance carrier. However, there was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2603740554 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Called the borrower promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5700422494 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Lender advised Borrower script of confirming recast letter will be mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6393601738 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/13/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in requesting a recast letter they signed, advised should receive in 7 to 10 days
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1785487178 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The co-borrower called and stated the borrower passed on 9/XX/2017.  Borrower
                    property; identified   is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5252102652 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2885030499 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower arranged fastpay payment on 12/X/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8681956833 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with the borrower confirmation of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2221256585 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in to request copy of 2016 1098 form to be resent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6494902154 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The customer contacted the servicer for information regarding the closest branch location.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5773936625 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in payment for $243.12 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9003046658 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called about language in mod agreement advised property is not a rental and will send agreement back by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8203492424 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6884650853 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 04/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.  The workstation has not been closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9029790388 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called advised was in Spain and already sent the payments in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6188140664 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in states going out of town for a few months and wanted to know what options are available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4793820258 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Called the borrower promised to make a payment then call was interrupted
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2652078099 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with Borrower and they are unwilling to provide information necessary
                    closed                 to make workout decision.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower states that there is inaccurate inforamtion and to confirm complete identification and verify all account information.  Acount was verified through
                                           MSP an daccount is current with SCC as of the last reporting date of 09/XX/19.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4903843415 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to make a payment on the account.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX. The borrower noted on
                                           10/XX/2017 is still working on the repairs. There was roof damage and out of pocket expenses.  No claim was filed due to the deductible being too high.  The details of the damage and status of repairs were not provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.
9499518696 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Spoke to borrower general account info
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4021061903 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower and confirmed the payment increase by 3/2020.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy case was discharged per commentary dated 11/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4704976320 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke to Borrower and informed them about their 2014 signed final modification documents received on 02/XX/19 could not be recorded with the county due to an error on 02/XX/19.  A new set of final modification documents were emailed and need to be resigned/notarized then return back to the office for recording.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9780900719 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The servicer spoke to the borrower who made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX first noted on 10/XX/2017. No damages were reported.
4271827698 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called wanted to know if account has rate cap due to modification call transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9422953069 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower requested a payoff statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.  The case was discharged in 2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3641595545 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Authorized third party borrower daughter Teresa called in to request assumption papers be sent so she can assume the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8505444645 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6621588143 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Last contact with the borrower they request a pay off on the property and stated intends to keep the property. Reason for delinquency was curtailment in income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2946007156 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer spoke to the borrower who made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The chapter 7 bankruptcy was discharged per commentary dated 08/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX first noted on 12/XX/2017. No damages were reported.
5859868742 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called for general account information. Added email address.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 09/XX/2017 the borrower advised of water damages due to Hurricane XXX. The borrower later referenced roof damages on 11/XX/2017 and porch damages  on 12/XX/2017. The borrower stated on 12/XX/2017 they paid a $500 deductible for the damages. However, there was no evidence a claim was filed. The borrower noted on 02/XX/2018 the roof was repaired. There was no evidence an inspection was conducted to confirm the status of the repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
3004932398 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The authorized spouse requested a payoff quote.  On 12/XX/2019, borrower
                    unresolved and no      spoke with XXX regarding payoff.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [2] Payoff has been    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    requested within the   LITIGATION: There is no evidence of litigation on the file.
                    last 60 days           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The subject sustained hurricane damages which were not covered by insurance per notes dated 10/XX/2017.  The customer was still working on the repairs as of 11/XX/2017.  The details of the damages were not cited. There was no evidence repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 10/XX/2017 reflects that the property was located in a FEMA disaster area affected by Hurricane XXX.
2710697868 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower has accepted the promise to pay cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9112506135 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Last contact with the borrower they declined the mortgage assistance.
                                           Borrower agreed to close the application.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1817913590 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with third party regarding recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9600244891 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 10/X/19 the borrower promised requested a statement to be emailed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    [1] Written Dispute -  responded within 60 days and no further communication from mortgagor.  The borrower disputing credit reporting on the loan the first date of delinquency. The servicer researched the account and
                    Servicer responded     verified all reporting is correct.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    further communication  FORECLOSURE: No evidence of current foreclosure activity.
                    from mortgagor         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7591430964 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6901691025 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower promised to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8078207530 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower wanted confirmation of payment. Comment dated 01/XX/2019 borrower requested a of the double payments to be returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3326182778 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The authorized third party contacted the servicer on 12/XX/2019 to inquire about the unpaid balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX noted as of 12/XX/2017 no damage noted.
3353015063 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5105754385 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with borrower no details in comments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1917767323 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer spoke to the borrower regarding online support.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Modification Terms.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The borrower disputed the terms of a completed modification and wanted to know why payment was higher than the previous offer.
                                           The servicer advised that a new decision letter and trial payment notice was sent.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6937020963 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Associate spoke with the borrower on 02/XX/2019, who could not offer a promise to pay, stating they fell behind due to the prior hurricane. The borrower stated the flooding caused a curtailment of income. Borrower stated they were interested in mortgage assistance, but did not complete the financial interview.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 12/XX/2017. No damages reported.
8800436412 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower advised that they will send the recast documents back today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5135920197 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower wanted confirmation of payment. Comment dated 05/XX/2019 borrower called t modify existing payment to post to principal only.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2666382695 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke with the borrower who confirmed they received the final modification document.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2960081427 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/30/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9381870550 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019 there was contact with the borrower; however, limited comments were disclosed. The borrower wanted their surplus check to be applied to their principle balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2082441034 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called and made a payment in the amount of $2875.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4726180020 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to verify status of draw check due to hurricane damage from 8/XX/17. Advised the borrower that the final draw has been released, conference call made to contractor to confirm they have received the funds. The contractor confirmed they were paid in full.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017. A monitored claim was filed for the damages caused by the hurricane on 08/XX/2017.
                                           An inspection was conducted on 08/XX/2019 indicating all repairs were completed. The final draw of funds was released on 09/XX/2019.
5726599605 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with the borrower who advised a payment will be made by the end of the month. The call was then disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6493430988 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with the borrower who advise she will be making a payment online before
                                           5/XX/19.
                                           .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9742986095 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4795069574 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/08/2018 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2016.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1401358224 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9648617095 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1891557096 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke to borrower regarding recast offer letter sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6727327402 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1032278484 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with borrower regarding modification.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Borrower disputed the length of reporting history.  It appears dispute is resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  Unable to locate case # in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1732172652 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Last contact with the authorized third party and they called to make a payment and decision on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5383930790 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9377391393 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6035429850 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6943666486 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8905290631 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Comments show borrower called asking for payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6683515169 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2113372053 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower wanted to know how to file an insurance claim.  They were advised they would need to file a claim with the lender paid insurance claim department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8857534701 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Comments show contact with borrower regarding insurance payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9012310119 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/27/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Comments show contact with borrower regarding recasting their loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8672323879 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called regarding NK flag on account. Agent advised that due to discharged Bankruptcy on account without evidence of reaffirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9339910048 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5937999442 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with borrower regarding a recast letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3596237002 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8693672724 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Spoke with borrower and confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5643186563 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  inbound call from borrower to update homeowner policy
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA: Hurricane XXX August 2017;  No indication of either property damage or ongoing financial hardship. Borrower cited temporary loss of income.  Contacted customer
                                           08/XX/2017 and was put on forbearance.  Payment history shows borrower brought loan current at end of forbearance term without any additional contact. .
3082172521 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower hung up and refused to interview for workout help.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8693496442 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in for a more detailed loan history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1956943193 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Inbound called to inquire about why the payment went up and was advised that the taxes and/or insurance increased causing the payment to increase
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4605319666 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke with borrower regarding 2017 interest amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3904174357 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower was contacted and stated was unwilling/unable to offer payment date, was busy and hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2987815631 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The last contact was made on 5/X/2019, in which the borrower had an account inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1615875721 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3275424990 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with borrower and he consented to proceed with ER interview.  Borrower stated he has multiple loans.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Unable to locate case #, filing date and discharge date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2944551317 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5334836346 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Agent advised borrower of total amount due on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1983344617 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with borrower who updated email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7963453665 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a promise to pay.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 11/XX/2017 the borrower stated their property was affected by Hurricane XXX, the details of the damages were not provided. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 11/XX/2017.
9930781609 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 8/XX/2019, borrower Ferki Zendeli requested past pay for $1,425.61
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1607315890 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called on 04/XX/2018 with general questions about the loan. The
                    unresolved and no      borrower was informed one more trial payment was needed to complete the extension process. The borrower advised they have a payment scheduled to draft on 05/XX/2018.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower stated on 09/XX/2017 the property was damaged due to Hurricane XXX; the details of the damages were not provided. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
7192392651 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower promised to make a payment in the amount of $1182.00 at the branch by 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4103494053 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The servicer spoke to the borrower who wanted a recast and to apply $10,000 to the principal balance of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4823768167 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/11/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Inbound call from borrower to discuss the payment due date and also to get assistance in making a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4629974651 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Inbound call from borrower to set up ACH payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2687206256 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower setup ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7531583798 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Spoke to borrower and he wanted to know if he had made a December payment.
                                           Advised borrower we do not see any payment for December and that the last payment was November 16th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1642056658 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower regarding account..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6704842864 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Associate spoke with borrower who authorized a FastPay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1265230369 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower advised that the policy is now in their name.  Borrower is deceased
                    [1] Mortgagor Deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2017.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9245280364 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/28/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4938144501 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2739798382 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6506540493 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower calling in to discuss refinancing the loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1963005934 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8069699264 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called had questions regarding escrow analysis
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3088222655 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower has accepted the promise to pay cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9751846400 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Last contact with the borrower they stated will be sending in the recast documents for the Hamp modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5204826961 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called for confirmation of their payment. Comment dated 11/XX/2017 internal partner called with borrower having general questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7987441340 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1929741187 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to make a payment and noted excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3957036549 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower discussed escrow shortage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2695068459 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 08/XX/2018, the borrower promised a payment and said they were just using the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1797605067 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6571545825 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower made a payment.  Borrower is deceased and Executor/Heir exists to
                    property; identified   dispose of property; identified and documented.  The date of death is 11/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.  The case was discharged and closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8716291751 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in and questioned payment history and discussed payment application.  Payment question was resolved during contact and servicer sent borrower a payment history and written explanation of missing payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9508517861 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in regarding the escrow analysis and the increased payment even though the shortage was paid.  The servicer advised of the reasons as to why the increase still applies.  The borrower will call back for more details regarding the modification and escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9967610740 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower wanted to end the forbearance early and scheduled payments through
                                           June. Comment dated 01/XX/2018 borrower stated they requested to be removed from the forbearance back in December, citing even though they were in the area of the hurricane they are able to make their payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to Hurricane XXX as cited on 09/XX/2017.
7229298980 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Spoke with authorized third party regarding an escrow shortage payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5779031196 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a payment in the amount of $1480.36 effective 09/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9361390846 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer established contact with the borrower and attempted to discuss workout options; however, the borrower was unwilling to provide the information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2480297612 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower accepted Recast offer with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2457420546 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Inbound call from authorized third party to discuss curing the account. Third party accepted a promise to pay arrangement for 09/XX/2019 and 09/XX/2019 for $1107.73 each. The servicer waived the late fee of $28.00 as a courtesy. On 02/XX/2018, the borrower noted the RFD as other; however, did not provide additional details. On 12/XX/2019, servicer spoke with borrower XXX, spouse and will make a payment on 12/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/XX/2017; Hurricane XXX. Damages noted, loss claim checks received and disbursed, total claim $10,747.65. Entire claim non-monitored.
2569382117 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/13/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019, the borrower inquired about a late notice he had received, and the agent confirmed that the payment was received after the notice was sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2015.  The Chapter 13 bankruptcy was reinstated on 02/XX/2019, per the Court.  Co-debtor relief was not granted prior to the prior dismissal.
                                           It had been previously been dismissed on 11/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 03/XX/2018 reflects that the property was located in a FEMA disaster area.  No property damage was reported.
8589393840 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Last contact with the borrower they called to have funds moved from principal to escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1495521553 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower got the letter and said faxed it but its not showing it was received on our end. Borrower stated will fax it again and wants to accept the recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2676615707 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5493636510 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 07/31/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in and requested tax information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6269162815 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/24/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in requesting assistance to get a lower payment and further communication  interest rate.  The borrower was advised of the prior modifications and the purpose of the recast.  The borrower stated will look into refinancing and wait for the recast paperwork.  No dispute was
                    from mortgagor         opened due to no clear reason for the borrower's complaint.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the principal and interest adjustment that was made when modified in 08/2017.  The borrower stated
                                           more fees have been added and the balance continues to increase.  The account was reviewed and funds were refunded to the borrower on 03/XX/2018.  The details of the modification and fees were provided.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3245482781 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1913837107 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Last contact with the borrower they inquired pre-payment penalty payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2976026265 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to inquiry about a name change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5103359823 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in and made a payment arrangement to cure the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7674813695 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1591964105 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4159119496 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called regarding general account balance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6675101384 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1721250127 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8304283600 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5664194191 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9287930869 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3877793673 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower authorized a third party to speak on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2838284562 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2404235518 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3479880061 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a payment by phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9637605248 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called regarding the Recast. Request for a copy of survey received from borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7583827786 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9647596899 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Last contact with the borrower they want a copy of the 1098 form. Borrower was advised will send out a duplicate. Advised borrower that they qualify for HARP modification and borrower declined.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2957190759 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4440019333 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/28/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5468678959 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer spoke to the co-borrower who inquired about late fees.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 05/XX/2015.  The plan was confirmed 04/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8629052286 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Collection comments indicate agent spoke with the borrower who initiated a payment to cure the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5008496416 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Last contact with the borrower provided general letter/recast information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7885297641 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3096398494 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8013345527 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Call received from internal partner with borrower wanting confirmation oa payment for their homeowners' insurance. Associate informed payment for Mercury Insurance was paid on 04/XX/2019, providing the check number and informed it was cashed on 04/XX/2019. Comment dated
                                           10/XX/2017 cites borrower called stating they did not want to cash out as they are not finished with negotations on the modification and will not accept compensation from servicer until they receive the correct mod they requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7891143697 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower wants to talk at branch
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6515937017 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called on 03/XX/2019 in response to a letter they received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2116995366 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower account interview has taken place.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7817596160 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The servicer advised the borrower on 10/XX/2019 to contact the credit union to get a lien release.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.  07/XX/2017 Commentary states Bankruptcy was discharged on 11/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2329772004 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/21/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Last contact with the borrower they stated changing Insurance companies.
                                           Borrower was advised to provide the policy when it is complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5636774621 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower contact made and borrower promised to pay 1362.24 by 5/XX/2019.
                                           Borrower does not want assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4032871114 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called regarding copy requests. Comment dated 08/XX/2017 borrower called for to request a new recast document to be sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4069096745 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower regarding auto charge payments. On 12/XX/2019, was via an inbound call from the Borrower to make a payment in the amount of $2,586.42 for 01/2019 due and how to update the Automated Clearing house.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9616510391 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9525655008 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to schedule a promise to pay and advised reason for default has been resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1905806188 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  12/XX/2019 - Talked to borrower - verified account demographics
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9130755097 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called and made a promise to pay.  Borrower was also inquiring on payment and escrow shortage increase and was transferred to customer service for further assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6443258689 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3493212323 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to confirm their payment dated 07/XX/2019 in the amount of
                                           $374.97. Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3528378461 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Inbound call from authorized third party to discuss the account. Primary reason for default is curtailment of income
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7838835260 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6569731724 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1257559260 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Inbound call from borrower to discuss the recast correspondence he received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3929000836 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with borrower regarding escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7410300890 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was located in a FEMA disaster area due to Hurricane XXX. No damages were reported.
3892929276 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Late fee waiver as courtesy to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9500689588 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer spoke to the borrower who made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4396740353 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke with third party and confirmed contact information.  Advised received the final modification documents.  Also advised borrower first payment due 11/X/18 in the amount of $2091.59.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/X/2017. No damage reported.
7539723772 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer made a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by Hurricane XXX as noted on 10/XX/2017. No property damage was noted.
3115197844 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Advised borrower of the recast terms and options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8639894162 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called with questions about home equity.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1228760565 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer spoke to the borrower who was unable to talk due to being at work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX first noted on 09/XX/2017. No damages were reported.
5953725491 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Authorized third party stated that payment will be made around 04/XX/2017.
                    [1] Mortgagor Deceased Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2017.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4006242087 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2874957979 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The servicer spoke to the borrower who inquired about the general balance of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX first noted on 10/XX/2018. No damages were reported.
1848474141 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9454482413 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The agent spoke to the customer about escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8257228375 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On 12/XX/2017, the borrower inquired about the balance on the account.  The agent mailed the borrower a statement showing incentives since 2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4893502917 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/23/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4835719430 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower calling to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5344681577 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An express monitored insurance claim was filed for storm damage with a date of loss of 07/XX/2016.  The recovery check for $15,340.69 was branch endorsed on 10/XX/2016.  The claim was closed on 07/XX/2017 as the inspection dated 07/XX/2017 reported that the repairs were 100% completed.
2408057150 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Servicer spoke with authorized third party, title company.  Third party requested copies of loan documents and payoff quote.  Letter with information sent same day.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Principal balance increase.  The dispute is resolved and the status indicates
                    Servicer responded     Servicer responded within 60 days and no further communication from mortgagor.  Borrower did not fully understand terms of 2010 modification and $100,000 in deferred principal and wanted to know why within 60 days and no  balance was so high.  Servicer sent a letter of explanation on 11/XX/2017 and issue was resolved.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster area.for Hurricane XXX: 09/2017.
1496193928 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6870131412 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9458764046 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Inbound call from borrower to discuss the recast letter received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3663649791 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower has accepted the promise to pay cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1720770054 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3375670551 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018, the borrower called to request the transaction history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4916641166 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3412094385 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/21/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Inbound call from borrower requesting a Loan Payment History
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6798438145 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower requested the statement that the loan has an undefined prepayment penalty, the servicer emailed  the statement / payoff quote to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1665645664 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2191340599 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was contacted on 12/XX/2019 regarding early resolution.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4014340903 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to inquiry why someone was taking pictures of their home
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7159423196 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The customer called about recast packet she finished.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7528757228 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to discuss tax bill.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to a hurricane cited on 09/XX/2017.
9562700313 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called on 02/XX/2019 regarding a new claim. The servicer advised the funds would be endorsed and released due to the claim being classified as non-monitored and no inspection is required.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1793689133 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower did not provided the primary reason for delinquency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3970312500 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in through IVR authicated, however call incomplete.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 10/XX/2017, the borrower called in with a payment dispute due to a misapplied payment.  On 10/XX/2017, the servicer confirmed with the borrower that the funds were being moved to be applied correctly.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2454763091 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2018 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 04/XX/2018, the borrower disputed that the April, 2018 payment was unpaid
                    closed                 and said that he would send in proof of payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 04/XX/2018, the borrower disputed that the April, 2018 payment was unpaid and said that he would send in proof of payment.  There is no indication that the borrower ever did send proof, and it appears that the dispute is not on-going.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9655537956 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Last contact with the borrower they set up two payments for 09/XX/2019 and
                                           09/XX/2019. Borrower stated had curtailment of income. Previously discussed modification with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1497050968 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The customer spoke to the agent about current tax bill that they received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 10/XX/2017.  No damages were reported.
1847724067 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The servicer contacted the borrower who stated they did not have time to talk but they would make the February payment on the bank app.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9854842951 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Last contact with the borrower they called to make a payment in the amount of
                                           $761.60. Previously discussed modification with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8615038585 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Associate contacted borrower, who informed payment would be mailed on the
                                           15th and call was interrupted. Comment dated 07/XX/2019 borrower called with general questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9119355323 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/25/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Comments show contact with borrower regarding email address, address updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is MFR filed.  A motion for relief was filed 05/XX/2014.  Comments show loan in bankruptcy but it has since been released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8257962424 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower request for a new recast agreement to be provided.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2294934261 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made a phone payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1470141637 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Comments show contact with borrower requesting payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5381851643 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 Authorized third party called in reference to insurance check
                    closed                 status and documents sent. Third party was advised documents were not received.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  12/XX/2016  Commentary states late charge dispute. The fee was waived and issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 10/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
2957386499 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5342767766 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Comments show contact with borrower regarding modification process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1773072393 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7214618657 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9874815914 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower inquiry if the signed loan modification documents have been
                    unresolved and no      received.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 09/XX/2017 the patio was damaged by Hurricane XXX. No sign a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
2538297989 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower was advised of their escrow balance. Associate contacted borrower to inform modification is almost complete and the countersigned documents were sent out. Borrower stated they are out of state for son and will call if they have any questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6854022624 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6362445320 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Last contact with the borrower spouse and they advised getting a recast modification and needed to send in the documents by 06/XX/2019 and wanted to confirm they came in. Borrower s wife was advised the HAMP modification was accepted and approved on 06/XX/2019. Borrower was advised the agreement will go out on July 10, 2019 and needs to be signed and returned by the stated expiration date in the letter. Borrower was advised modification would be effective August 1,
                                           2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6254440391 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7806946212 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 Borrower called and promise to pay by 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6510335664 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower inquiry as to why the payment has gone up if shortage was paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2088477751 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 06/XX/2018 Borrower inquired about escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1117880878 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/08/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The customer called in response to operation letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7657937957 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 08/XX/2018 Borrower inquired confirmation for payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6585544800 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Last contact with the borrower advised them modification agreement was sent via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5731628537 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1969807569 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Comments show borrower contact with questions related to PMI.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A monitored claim was filed for fire damages caused on 05/XX/2017. An inspection was received on 03/XX/2018 indicating all repairs were completed. The final draw of funds were released on 03/XX/2018.
8049797379 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower inquired on how much flood insurance is required to satisfy the mortgage. On 08/XX/2017 borrower wanted to confirm if flood premium was paid and was informed payment was sent and to allow 5-7 business days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5544686781 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower paid by phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7515358249 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower spoke to the servicer about new insurance carrier information.
                    [1] Mortgagor Deceased Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2007.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2002.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2002 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9566540177 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9811719608 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  7/XX/19-approval given by borrower for third party
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1166810143 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4803712826 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in regards to letter received requesting policy information. The representative advised policy has been received and updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2294427991 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9744079290 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower has accepted the promise to pay cure.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent
                    [3] MI Not Being Paid  bankruptcy status is release from stay granted.  The proof of claim was filed 02/XX/2016.  The client obtained auto-relief with the plan confirmation on 05/XX/2016.
                    As Required            LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The homeowner reported interior damage to the home due to the hurricane.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 10/XX/2017 reflects that the property was located in a FEMA disaster area affected by Hurricane XXX.
7169664448 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8370252494 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  12/XX/2019 servicing agent spoke to borrower and made a payment plan and promise to pay $750.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4471191896 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The servicer spoke to the borrower and advised no options were approved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area first noted on 11/XX/2017. No damages were reported.
5714637597 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Last contact with the borrower IVR authenticated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5085638148 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Comments show borrower calling asking questions about a plan she thought she was on where she made payments towards the end of the month. The servicer advised they didn't see any plan in the system like the one she was mentioning.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6807817680 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer called in requesting assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7048298292 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to make a payment via fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2380880665 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was contacted on 11/XX/2018 regarding the payment due. The
                    unresolved and no      borrower scheduled a payment to draft on 11/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Mortgagor Deceased BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    - Executor/Heir exists LITIGATION: There is no evidence of litigation on the file.
                    to dispose of          TITLE ISSUES: There is no evidence of title issues.
                    property; identified   PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017 the borrower advised the property was damaged due to Hurricane XXX, and
                    and documented         they had not contacted either FEMA or their insurance carrier. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
1419753525 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower had incentive and payment questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7704393130 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Comments  show contact with borrower regarding escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1496923183 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9036169126 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  10/XX/2019 servicer spoke with customer XXX requestin to add $150 additional principle to ACH effective 10/X/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8688447391 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer spoke to the borrower who made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6476399626 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4882136655 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The servicer spoke to the borrower who made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8772543353 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to confirm a payment had posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.
5585711803 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Contacted borrower went over escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2200113088 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower processed a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7381318100 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer called in to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6888400121 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2653532800 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3802513423 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke to borrower who made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2017, indicate property in FEMA Disaster area due to Hurricane XXX. No damage reported.
5511226437 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower advised the reason for delinquency is servicing problems.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1547156687 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6099703187 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Collection comments indicate agent spoke with the borrower and informed them about the grace period in order to avoid the late charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1205321192 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower inquiry in regards to the account statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3518128817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Collection comments indicate borrower did not request mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9731578782 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Associate was speaking with borrower regarding rate change and borrower hung up while on hold.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1326296151 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Collection comments indicate agent spoke with the borrower who stated she faxed a copy of the executed modification agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8012857075 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/28/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7095212264 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Collection comments indicate borrower called to make a payment of 859.72.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6735229106 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Collection comments indicated borrower called to set up fastpay payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4076896000 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Collection comments indicate agent told caller she needs authorization to speak to her in regards to payment processing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4374744057 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1285533927 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Collection comments indicate third party called and was advised she will need authorization to speak to her about the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9774391952 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2201296715 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 03/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Collection comments indicate authorized 3rd party called to advise death of
                    property; identified   the borrower.  A payment was made in the amount 950.28.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5108545135 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/X/2019, servicer spoke with XXX regarding general information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5840934680 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On 9/XX/2017, servicer spoke with XXX and verified address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9264242740 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to request a late fee waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2103594763 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 1/X/2019, servicer spoke to borrower in regards to accepted a PTP1 CURE.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5800428191 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower requested to have insurance escrowed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5346025179 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On 9/XX/2017, borrower pay for success program. Monthly incentive payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4743784709 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4206483677 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4617289830 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke to borrower who stated there was a misapplied payment to the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4988243770 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Call out to borrower and spoke to 3rd party husband and received verification to discuss the loan with husband and discussed the escrow account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4072013237 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  spoke with borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7280992196 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8076386275 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower contacted the servicer on 12/XX/2019 to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3196643337 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7397969946 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Spoke to Borrowe and they stated that they will call back to get 1098 for
                                           2016 and 2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3095841133 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Spoke to Borrower and they have a checking account with another bank.
                    closed                 Borrower was advised that they can't setup ACH by phone.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Escrow.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower has issues or questions and disputes the escrow due to the amount she was paying to the amount that was paid out.  Borrower stated that there should not be a shortage at all.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5618742754 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The customer spoke to the agent about status of the loan.
                    insurance claim and    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds held by servicer REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    with indication of     FORECLOSURE: No evidence of current foreclosure activity.
                    related contractor bid BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    sufficient to cover    LITIGATION: There is no evidence of litigation on the file.
                    repairs                TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The comments on 09/XX/2017 referenced an enhanced endorse and release claim for water damages caused on 05/XX/2017. Approval was provided at that time to a branch representative to endorse and release the check for $16,000. An inspection was conducted on 07/XX/2018 listing 0% of repairs completed as the inside of the home could not be evaluated. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $16,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
7816691537 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 04/16/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in regarding the status of the account and a statement
                    [1] Verbal Dispute -   that was received.  The servicer confirmed the loan was due for 09/XX/2018.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    appears issue is       responded and appears issue is closed.  The borrower was disputing the most recent statement showing the account was past due.  The servicer noted payments were reversed and placed in suspense and
                    closed                 not reapplied to the account.  The payments were reapplied correctly on 06/XX/2018.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6391994581 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to make a payment towards the escrow balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6552314728 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/03/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 07/XX/2018 the borrower called to inquire about how payments are applied to his account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.  02/XX/2019 Commentary shows Bankruptcy is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: 10/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
6182172781 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Borrower called and made a payment.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments dating back to 06/XX/2018 referenced the borrower calling in disputing the due date/post petition due date. A review of the issue was conducted and it was determined as of 06/XX/2018 the borrower sent in multiple partial payments during the bankruptcy causing the loan to be behind.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.  06/XX/2019 Commentary states Bankruptcy was dismissed on 06/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1323291146 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a payment and cited curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX noted 11/XX/2017 but no damages.
2700136990 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/19 the borrower promised to pay $1,556.47 by 1/X/20.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Unable to locate case #, filing date and discharge date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5911905968 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower regarding January bill.  Mailed a copy of bill to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7832110577 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called regarding removing ex-wife from mortgage.  Advised borrower only way to remove her is to refinance or assumption.  Borrower is not sure he is going to apply for assistance.  Borrower will discuss removing ex-wife with his attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Unable to locate status, chapter and case #
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5160836862 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The last contact with the borrower was on 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4722738396 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower accepted a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7790559231 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in regards to the letters received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1161577313 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer made a payment.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Research regarding the principal balance after the mod cites servicer was unable to locate the figures that was put on the back end of the loan.  Copy of the modification agreement was sent to borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 08/XX/2017 cites servicer updating waiver dates based on modified terms using the original value. Property was cited as being located in a FEMA declared disaster area due to Hurricane XXX cited on 12/XX/2018.
4937834977 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019, the borrower accepted a PTP1 non-cure and stated the reason
                    property; identified   for default is excessive obligations and promised to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9969638060 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7873838985 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to verify the claim status for water damage sustained on
                                           11/XX/2017.  The online file is showing that the repairs were not completed; but the results were 99%.  The agent replied that the claim was closed as of 11/XX/2018.  The customer has documents for reimbursement and was advised to contact the insurance company since all the restricted escrow funds had been disbursed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A monitored insurance claim was filed for water damage with a date of loss of 11/XX/2017.  The inspection dated 10/XX/2018 reported that the repairs were 99% completed.  The work left to be completed is the back splash per notes dated 10/XX/2018.  The claim was closed on 01/XX/2019 as all funds totaling $26,118 had been released as of 11/XX/2018.
4610092952 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1247351950 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9472435083 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with borrower regarding Insurance.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Commentary dated 11/XX/2019 reflects unspecified damages as a result of a
                                           hurricane.The date of loss was cited as 09/XX/019; Claim amount is $28,000.00. The claim was classified as Enhanced Endorse and Release due to loan status and Lender Guidelines. There is no evidence that damages were repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 09/XX/2019.
7339549728 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to discuss their deferred and principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4404626640 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower no details of conversation
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6076022291 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The servicer contacted the borrower to advise them that the system maintenance was complete in regards to their modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9328584648 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5944174468 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  10/XX/2019 - Talked to unauthorized 3rd party - initiated stop call
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3225516895 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8911260391 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6325192810 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2572208236 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/17/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in regarding insurance.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted damage on 09/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The borrower called in on 04/XX/2019 to report a claim for damage that occurred on 10/XX/2018 due to
                                           Hurricane XXX.  The borrower has a claim check in the amount of $5437.40 to be endorsed and was advised to take it to a branch.  The damage repair amount is estimated at $5,437.40.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX first noted on 04/XX/2019 and Hurricane XXX noted on 09/XX/2017.
5470094865 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7187073185 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Comments show borrower called in to check for payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2972484442 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower was contacted and made a promise to pay on 10/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.   No damage was reported.
7340700945 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Authorized third party (ATP) called with questions regarding escrow. Call
                    property; identified   received from unauthorized third party; associate was not able to verify if they were speaking with authorized third party, however, party informed spouse just passed away and they will call back as
                    and documented         cited on 07/XX/2019. Comment dated 03/XX/2019 ATP scheduled payment, stating the hardship is resolved. On 06/XX/2018 borrower accepted a 6 month repayment plan.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3429604260 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The servicer spoke to the borrower who made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3422148580 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower will call back to confirm that payment has been received from the bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6864969163 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4867224883 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Last contact with the borrower advised will receive  a letter in regards to improvements and the requirements needed. Previously discussed modification with the borrower and they accepted promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1155708533 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Comments show borrower called in to check for payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9901285278 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower accepted a promise to pay. The primary reason for default is further communication  curtailment of income.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed and resolved on 05/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to Hurricane XXX noted on 9/XX/17. No damages were noted.
1906135494 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1745986524 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2536632785 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The authorized third party called to request payoff quote to be mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6534602109 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Last contact with the borrower recast general information provided to the customer and received recast agreement due to modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4796468003 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower accepted a promise to pay. The reason for default is servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1306559694 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in with questions about escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
9112937446 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7174783429 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The authorized surviving spouse called regarding the escrow analysis.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2216000237 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/21/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Inbound call from third party spouse called to make payment on escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4725243513 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On November 13, 2019, the servicer spoke with the borrower about the account.
                                           The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8301547857 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with customer  regarding claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7232653453 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2014.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3965376506 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6570404960 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The servicer spoke to a third party who wanted to discuss assumptions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9234950615 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with borrower, no details in comments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9085660863 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: A claim was filed for wind damages caused on 02/XX/2017. The notes on 02/XX/2018 indicated an inspection is on file showing all repairs were completed, and the claim was closed.
4601451846 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The client faxed the loan modification to the borrower, and is waiting for a signed returned information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6196328153 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/26/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3620208477 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called to advise of ACH date change to 11/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2014.  The proof of claim was filed 07/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2688254583 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2624848391 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019, general account information was discussed with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5571962558 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  An authorized third party was contacted and advised the modification was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1431831397 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Collection comments indicated agent spoke with the borrower to set up payment and waived the late fee as a courtesy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1605632068 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called with granddaughter with authorization to speak with granddaughter regarding the escrow analysis. Comment dated 04/XX/2018 borrower stated they will pay at a branch. On 11/XX/2017 borrower stated RFD due to passing of their father and would make payment at branch on 11/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3656521974 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9258148435 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with borrower regarding escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2982381870 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5888431253 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/17/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Customer spoke to the internal customer about general modification questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7763363066 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Third party called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane Hermine 09/2016); no damage reported.
6651941894 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called for status of late fees. Associate informed $24.73 was waived as a courtesy and borrower scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9906393421 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with borrower regarding account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Unable to locate bk information in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8019279582 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Collection comments indicated agent spoke with the borrower who wanted to confirm the company on file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6202347166 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Collection comments indicate borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6482515311 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Collection comments indicated agent spoke with the borrower and stated reason
                    unresolved and no      for delinquency is due to excessive obligation.  The borrower set up a promise to payment to bring the account current.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer
                    insurance              responded and appears issue is closed.  The comments dating back to 03/XX/2018 stated the borrower was disputing the information given regarding the disaster forbearance plan. The issue was later resolved and a disaster extension was applied to the account on 05/XX/2018 bringing the loan current.
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted on 12/XX/2017 tile was destroyed as well as other repairs were needed due to Hurricane XXX. On 06/XX/2018 the borrower stated they needed assistance with getting the roof repaired There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 12/XX/2017.
4005496455 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/18/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Collection comments indicate agent advised borrower that check was mailed
                                           1/XX/18 but to call back if not received in next 2 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: 9/XX/2017-  Forbearance review Hurricane XXX.  No damage reported.
4269829016 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4211233511 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  spoke to borrower to confirm online payment went through
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9643972508 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower who requested document copies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8519698263 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower, identification verified.  No additional notes or details provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9790411104 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower was contacted on 10/XX/2017 and informed the modification was completed. The borrower advised they would setup their payments through bill pay with their bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6428648761 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower was not able to promise to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8831146493 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5038889886 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with borrower who stated made payment online and applied as principal should be for payment 07/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6064171751 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The authorized spouse called to confirm the payment was made.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute was over the balance of the  escrow account.
                                           The servicer addressed the issue researched an discussed with the borrower to explain
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2016.  A motion for relief was filed
                                           11/XX/2015.  Modification agreement was approved through BK court
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 12/XX/2019, there was an attempt to contact the Borrower, however, there is a stop call in place and the attempt was not completed.
6872497822 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower asked that agent speak with 3rd party regarding account. Stated property is being rented out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
3070000673 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Servicer advised modification was completed and account is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property is located in FEMA disaster due to Hurricane XXX on 10/XX/2018 but no impact or damages to this property were reported.
5767380781 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The servicer spoke to the borrower who made a payment.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The borrower was disputing the loan status noting the loan should be due for May and not April.  The issue was noted as resolved on 06/XX/2019.  The account was adjusted with the granting of the bankruptcy motion to deem current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2015.  The borrower completed the payment plan and the case was discharged. The case does not appear to have been closed per the most recent commentary.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4585560702 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  SPOKE TO BORROWER 1. REQUEST FOR CALLBACK. THE CALL WAS INTERRUPTED DUE TO
                    unresolved and no      OTHER
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017 the borrower advised of damages to their roof and side of the house due to Hurricane XXX. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
8825693792 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Loan was modified effective 3/X/2017 and last spoke to borrower about the approved modification of the loan on 3/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5773874094 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with borrower and confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  Unable to locate filing date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7023140466 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke to borrower 2 regarding the delinquent loan discussed payment plan to bring current. borrower stated home was occupied and excessive obligations were causing issue making payments was able to bring the loan current and no further contact with the borrower was noted.
                                           No  evid of a modification agreement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1709100679 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2143122604 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5692615058 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower was contacted to advise of the assistance available due to area declared FEMA area, borrower advised not affected by hurricane and no damage to property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/X/2018- Borrower was contacted to advise of the assistance available due to area declared FEMA area, borrower advised not affected by hurricane and no damage to property.
2501614528 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 09/XX/2019, the spanish-speaking borrower called to ask questions about a
                    unresolved and no      short sale, but the call disconnected when it was being transferred for interpretation assistance.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported roof damage from Hurricane XXX on 09/XX/2017.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1616686974 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in regarding a name change and was provided information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3852355693 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Inbound call from borrower with questions regarding insurance claims.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9241917770 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The last contact with the borrower was on 09/XX/2019.  The borrower called in regarding an inspection letter they received. Agent advised borrower of information needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2888660968 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2018, the borrower made a promise to pay, confirmed the intention to keep the property, reported that the reason for default is a curtailment of income, and declined loss mitigation options.  On 10/XX/2019, the borrower called in regarding questions regarding deed and advised borrower to reach out to the recording office for the information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5863522871 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Spoke to borrower regarding escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4022598700 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to give the name of the new insurance company. The agent advised that the premium amount is needed for escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9990820052 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to make regular payment and confirmed again is not seeking assistance anymore and opted out completed 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7665249785 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made a recast request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2900527001 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower went to a branch office and contacted with business partner to determine why two months past due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1113238996 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in regarding the 1098 information.  The borrower was mailed a copy and advised can view online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5231893719 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called for account due date, was advised due for 4/X/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4200127054 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower arranged fastpay payment on 12/X/19.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit reporting dispute results shows the loan has not been reporting due to bankruptcy filing.
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9027583112 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Agent conducted a welcome call for the new modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Florida Hurricane XXX (DR-XXX) Incident Period: September XX, 2017 - October XX, 2017 with no reported damage.
8950684538 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called regarding change in interest, advised it is at its cap and that will not change.  She said she in in the process of changing the roof and will want an escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3870247056 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6829727242 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2618894320 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Spoke to borrower and confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2177152006 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to confirm year end amounts for 2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8265459318 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Associate spoked with borrowers' spouse, who inquired about the escrow shortage and was advised of the amount $441.12.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4103027970 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in with questions about escrow.  The borrower also informed the servicer that she was opting out of the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4152600513 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4173112236 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in regards to rearranging funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3304354053 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/20/2018 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke to borrower and went over payment received.   Advised borrower that we
                    closed                 are missing a payment.  Transferred call to customer care for payment verification.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  It appears dispute is resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7636952675 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower contact authenticated borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5717108580 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 02/XX/2018 Borrower was called in reference to change in Insurance
                    property; identified   carrier. Borrower was advised policy have to added to account so the policy wan't lapse.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date
                    and documented         of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8342611220 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1299663197 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in and requested a copy of their executed modification agreement, loan history and recast documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8858738152 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to say he had not cancelled his ACH set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Florida Hurricane XXX (DR-XXX) Incident Period: September XX, 2017 - October XX, 2017 with no reported damage.
9593953650 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  09/XX/2018 - Talked to borrower - cancelled auto pay on account per borrower's request
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3219342753 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1974479339 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with borrower and confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2766466169 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The servicer spoke with the borrower and obtained a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5613854300 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2325954082 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4300534408 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make a payment.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The borrower was disputing late payments for 06/2017-08/2017.  The account was reviewed and determined a discharged chapter 7 from 2009 was not reporting correctly.  The servicer sent a message to the credit bureaus to remove any reporting after the 03/2009 discharge and advised the borrower the account will no longer report per bankruptcy laws.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2703200928 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with third party regarding account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7191400212 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7640599772 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to make a payment.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is 01/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing credit stating she never filed bankruptcy and that her mother who passed away filed the bankruptcy that was discharged in 2010.
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is
                    closed                 discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.  Bankruptcy was for borrower 2 who has passed away
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8730503796 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Spoke with borrower and confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6870115270 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3128302644 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5088283768 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.
                                           The most recent bankruptcy status is not available in the information provided.  Unable to locate information regarding bk in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8961588609 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called to make payment of 589.10 effective 2/XX/2017 and discuss the pmi waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9253578275 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called 4/XX/2017 to confirm a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5742237268 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to make a payment and discuss insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9234717182 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  An authorized third party called on 09/XX/2017 regarding a letter stating
                    property; identified   there was an address discrepancy.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2009.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6429025433 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/29/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5729139489 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to verify if received updated policy and the agent
                    unresolved and no      confirmed that they did.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called on 09/XX/2017 stating the roof was torn off and home flooded due to Hurricane XXX. There was no evidence a claim was filed or repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
6962720514 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Inbound return call to discuss completed mod terms.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5710210285 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The agent informed the borrower that system maintenance has been completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
4480944088 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 - Talked to authorized 3rd party - please allocate all funds to escrow shortage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6905742170 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called to make payment of 597.77 and to opt out
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3324071230 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  ON 12/XX/2017 Borrower was called in reference to account. Borrower stated
                    property; identified   will make a payment by Saturday.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3220274716 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Servicer spoke to the borrower on November 19 and submitted a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.  Reason for default listed on November 19, 2019 as 'grace period'
                                           the borrower did not fall 30+ days delinquent but was making a payment within the month the payment is due.
2229247060 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to confirm payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8813940336 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in regarding general loan information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9232760022 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower is deceased and Executor/Heir exists to dispose of property;
                    property; identified   identified and documented.  The date of death is 02/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6340718500 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/26/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2013.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 10/XX/2016. There is no evidence of damage to the property.
9870881552 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6451785765 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to confirm payment.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the application of the payment dated 10/XX/2014.  Funds in the amount of $1,653.28 were located as being applied towards suspense from
                                           (10/XX/2014 - 03/XX/2017.  A request to reapply the funds could not be made since the account was under bankruptcy during the duration of that time per notes dated 04/XX/2017.  Per research, the funds were finally applied to a payment and the dispute was resolved per notes dated 04/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8644308948 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in for insurance information.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for water damage that occurred on 09/XX/2017 due to Hurricane XXX.
                                           Insurance funds in the amount of $23,000.00 were were endorse and released at the branch on 08/XX/2019 and the claim was classified as enhanced endorse and release. A final inspection is required to close the claim when repairs are complete.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $23,000.00.  Property repair is in process.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017.
6541475887 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2685708916 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in because they were not receiving statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2046291517 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7028080799 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in regarding payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4506338136 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1926029659 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with third party and stop call initiated.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7012599989 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8117061913 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower inquired about escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7533245806 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4458111488 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/14/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower gave verbal permission to speak to a third party about the loan.
                    further communication  The customer wants to cancel the paperless statements and wants the statements sent to the mailing address on file.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5027066125 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2223961625 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019, the borrower processed a fastpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1700960748 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to check on the status of the insurance changes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1473386059 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: From 10/XX/2016 - 09/XX/2019 there was no contact with the Borrower. The loan is currently Performing.
7178439284 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9412483728 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9788971049 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9730369794 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower requested assistance with their escrow account.  A request to spread the shortage over 60 or 12 months was submitted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
7944624726 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The servicer spoke with the borrower and reviewed the payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The case was discharged per commentary dated 06/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5321027632 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Comments show borrower called with escrow questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9520502847 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in with questions insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3560916730 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.
3981636238 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower requested to have the modification faxed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5471289246 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6556804141 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called on 03/XX/2019 to make a payment and was advised they
                    property; identified   final agreement was received back.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3643599284 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower was advised the modification is complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 03/XX/2018.   No damage was reported.
5332303091 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The servicer spoke to the borrower regarding check disbursement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9858702604 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to report a new claim for water damage sustained on
                                           10/XX/2018.  The agent advised the customer to mail the recovery checks for $3,989.05 and $519.14 for endorsement for the non-monitored claim.  The checks were endorsed and released on 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8794161300 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 07/XX/2018 Borrower requested fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3593357804 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/XX/2019 the borrower called to make sure payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.  The bankruptcy was discharged 7/XX/2019
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5532593899 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3423972233 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower promised to make a payment by 03/XX/2018 and cited excessive
                    funds or covered by    obligations as the reason for default.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for hail damage that occurred on 03/XX/2018.  Claim funds in the amount of $15118.66 were endorse and released at the branch on 06/XX/2018.  The claim was classified as enhanced endorse and release.  The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on 10/XX/2018 resulting in 0% completion.  The inspector was unable to view the property due to covered in trees.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $15,118.66.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3095387692 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to confirm the reinstatement figures were received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4511061232 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8792701944 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/15/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in stating the name on the account online is incorrect
                    closed                 and needs to be updated.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Disputing why the loan to value ratio was calculated based on the property value of the loan at $148000.00 not the original appraisal of $248000 if there was no appraisal noted other than the original appraisal in 2006.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3962086730 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower requested help with the 5/X/19 payment. Borrower was advised that an application can be submitted but  all programs require approval.. Customer unable to provide necessary information..Borrower did not provide a reason for the request.  Performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6854785296 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Authorized third party called in regards to insurance policy.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9129094810 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/18/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019 Borrower called and made a  promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9859642117 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The authorized third party contacted servicer to make a payment of $1183.00 for 07/XX/2018. The caller stated the RFD was due to borrower's illness; however, did not provide additional details. The servicer processed the payment and provided caller with confirmation number.
                                           No further questions or concerns. Loan has not performed at 30 days delinquent for past 12 months.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/XX/2017; Hurricane XXX. Structural repairs completed and loss draft funds released at 100% on 02/XX/2018.
4989531262 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Authorized third party Ingrid Rivero with Insurance called to confirm payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7295454636 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Spoke with Customer and faxed 1098 forms for multiple years.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for fire damage that occurred on 02/XX/2017.  The claim was closed on 06/XX/2017 with all funds released and an inspection dated 04/XX/2017.
6068679012 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower promised to make payment.  Stated not living in property due to hurricane.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
1241088727 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in 2/XX/2019 with questions about escrow
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1867862000 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5108024685 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  An authorized third party called in for a payoff and was advised of the
                    unresolved and no      process to obtain.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  The borrower noted on 09/XX/2017 the damage would not be covered by insurance.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1996402345 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019 contact was made with the borrower; however, limited comments were posted. Borrower called in to confirm insurance policy information was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3458663946 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2017.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1394449794 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called with general questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1139501540 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called on 04/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1607172599 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a promise to cure the loan, citing marital difficulties.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2939956438 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  12/XX/2017 - Borrower called with a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7271214494 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called for confirmation of payment. Comment dated 10/XX/2017 borrower scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5427615690 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1775488075 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5951107604 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower and he stated he wanted to letter to be sent regarding the recast research. Associate contacted borrower on 12/XX/2019 to inform the Recast process was completed with the effective date of 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4500869447 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/02/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3485112114 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/19 the authorized third party relative called to make a phone payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: North Carolina Hurricane XXX (DR-4393) Incident Period: September XX, 2018 - September XX, 2018 with no damage reported.
1839109668 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.   No damage was reported.
8515530417 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4448800188 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5938798871 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/18/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4041432489 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7792167965 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1221629283 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower accepted a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area for Hurricane XXX noted 09/XX/2017; no evidence of damages.
7482786921 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4025961005 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke to borrower and advised that the mod process is complete.  Asked borrower if he wanted to schedule his 3/1 payment and borrower stated he will call back to make the payment because he was at work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2874424803 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called on 08/XX/2018 to confirm their payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9157889149 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to advise had a problem making the payment online. The borrower paid over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 8/XX/2017. No damage reported.
2360007064 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower brought a claim check for fire damage to the branch to be endorsed to start repairs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed for fire damage dated 03/XX/2019.  Repairs have been completed an a check in the amount of $8,414.52 on 07/XX/2019.
5655429365 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was contacted on 12/XX/2019 because a payment was due.  The borrower's reason for delinquency was they forgot to mail the payment.  A promise to pay was scheduled.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed due to hail damage to the subject property on 05/XX/2016; the repairs were completed and the claim was closed out on 01/XX/2018. There is no evidence of unresolved property damage.
6034561593 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4107462734 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called and requested a copy of the completed loan modification and discuss the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The case number, date filed and discharged date were not evident.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6863841884 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to update mailing address change with box number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1989914847 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Talk to borrower regarding payment and borrower promise to pay $1,217.14 today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3839007633 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a payment in the amount of $460.32.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7680728342 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in with an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4864136419 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1050863594 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called on to discuss the ERR Program.  representative researched and found it to be a Freddie program that expired in 2018.  Borrower was confirmed to have 5000.00 posted to principal in January 2019 as part of this program.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9441526221 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called regarding accepting the recast offer. The servicer advised the borrower to continue making payments through March and sign the document and return it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2609602847 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to make a payment.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the loan status.  The borrower received a statement and shows all of the payments were reversed and sitting in suspense.  A request was sent in to reapply the payments correctly so the loan does not reflect delinquent.  All payments were reapplied to the loan on 09/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2019 and there is evidence of reaffirmation.  The proof of claim was filed 07/XX/2015.  borrower discharged from
                                           Bankruptcy on 12/X/2019
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2004183840 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3819625298 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower inquired about general unpaid balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7469073461 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2224659057 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2760643446 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower was contacted and made a promise to pay on 04/XX/2019.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported roof damage on 11/XX/2017 due to Hurricane XXX.  The borrower stated the estimate for repairs was between $8000 and $10000 and FEMA denied assistance.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $10,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
2197964706 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019 Borrower called in reference to escrow statement. Borrower sent escrow payment and was advised of new monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4132734135 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/10/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Spoke with Borrower, loan is in Chapter 11 and still active, should not be
                    [1] Verbal Dispute -   reporting.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    appears issue is       responded and appears issue is closed.  The comments referenced the borrower called on 03/XX/2017 stating the loan was reporting delinquent to the credit bureaus although there is an active
                    closed                 bankruptcy. A credit amendment was issued on 03/XX/2017 and the dispute was resolved.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Prior comments stated the bankruptcy was terminated on 06/XX/2015. However, the comments indicated the case remains open and active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7535228229 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6774865859 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in regarding the $5000 applied to the account and was advised it was the modification incentive.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6209593604 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in regards to document request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5669246047 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 09/XX/2019 Borrower inquired general account balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3595009838 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in and requested their 1098 statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1057045793 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in returning call regarding mod status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5999082831 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called would like statement mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1549756126 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The servicer spoke to the borrower who had a general balance inquiry.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Escrow Balance.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The borrower disputed the escrow balance on the account. The servicer generated an escrow history to verify the correct balance. No further information from the borrower was received.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2014.  The case was discharged and closed without reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6545434058 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 Borrower was called in reference to account and spoke to
                                           Authorized third party. Third party inquired confirmation for payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4101767419 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The servicer spoke to the borrower who made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7122607420 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments show borrower called to confirm their payment had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9561288947 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in regards to credit reporting during the trial period.  The call was interrupted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3556347800 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower advised the RFD is due to a payment dispute and made a payment
                    closed                 for $2,343.22.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 07/XX/2018 disputing their payment for July not drafting due to insufficient funds The borrower confirmed the funds were available. The servicer stated it did not draft due to unable to locate the account number. The issue was researched and it was determined to be an error with the automated system. The payment was posted as of
                                           07/XX/2018 and the late fee was waived. There was no further mention of the dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 10/XX/2017. No damages were reported.
3018026055 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The  borrower discussed their loan status and payments and a promise to pay
                    servicer with          taken.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called on 11/XX/2018 to report a claim for damages caused by a storm on
                                           09/XX/2018. The claim was classified as enhanced endorse and release. The check for $12,539.91 was endorsed and released at a branch office on 11/XX/2018. The status of the repairs was not cited.
                                           The damage repair amount is estimated at $12,539.91.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6426808533 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On 08/XX/2017 Borrower called in reference to letter received on multiple
                                           Insurance carriers. Borrower stated there was a change in Insurance companies. Borrower was advised cancellation from old carrier was received and refund will go back to escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9033462295 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2620827876 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called asking for her loan maturity date and principle balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7850557893 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke to borrower, borrower stated that their claim was a settlement. Advised we need documentation showing TCA, borrower stated would fax
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017. A monitored claim was filed for flood damages caused by the hurricane on
                                           09/XX/2017. An inspection was conducted on 11/XX/2018 indicating the work was completed. The remaining funds were released and the claim was closed.
1027785897 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower had a general inquiry regarding the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3549014160 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8627651968 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2643644611 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On 12/XX/2017 Borrower inquired about taxes on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2849402241 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9107421475 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with Customer, asked about making payment on line.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8307509893 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9709550215 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The co-borrower was reached but stated the borrower handles the payment and will call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1610628557 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called to report a new claim. The claim was classified as non monitored.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflect that the property was located in a FEMA disaster area affected by a natural disaster.  No property damage was reported.
6487940075 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2018- Forbearance Review Hurricane XXX Disaster setup.  No damage reported.
7013934960 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in regarding the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3470209943 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/13/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  3rd party called to get figure on the loan.
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5437413143 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and noted as closed on 6/XX/18.  There were no contact attempts and no contact with the borrower in the review period.
4331964614 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a promise to pay on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 01/XX/2018 reflects that the property was located in a FEMA disaster area affected by hurricane XXX.  No property damage was reported.
9332020266 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/02/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018, the borrower called to verify status of bankruptcy. The
                    [2] Loan is in         borrower stated that the property is not included in the bankruptcy.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2018.  Per notes dated 09/XX/2014, prior discharged chapter 7 bankruptcy; discharged date 09/XX/2014; case number XX-XXXXX.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4538010742 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7863991615 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called in regarding the recast offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9487131586 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8490346326 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6043976250 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called looking for deferment, the agent advised not available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8153744110 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called on 05/XX/2019 to confirm a payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is evidence of reaffirmation.  The proof of claim was filed 02/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5092826743 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5113817577 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 07/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Welcome call. Left message for the borrower to call. 6/XX/18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2018.  Still active
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7579411588 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3004052832 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8293334108 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2018 - talked to borrower - advised modification is complete - gave next payment amount and due date
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX and Irma noted as of 10/XX/2018, no damage noted.
8354141897 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6669880609 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower was advised that a paid through date was required on the verification of mortgage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5429249239 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment and declined mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7611901988 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4003442196 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/29/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The representative spoke with borrower regarding payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9844372891 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/19/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9840057542 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a visit to the branch regarding insurance.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  A dispute was received regarding the bankruptcy reporting.  The request to update the reporting was sent out to the bureaus on
                                           07/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster area due to flooding noted on 05/XX/2019.
3372197783 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to discuss reverse mortgages and refinance. The agent
                    closed                 advised that the bank does not offer reverse mortgages.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal late charge dispute was placed and resolved on 07/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017. There is no evidence of damage to the property.
3223490703 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower made a branch visit regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.
3407310538 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in with questions regarding their last modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6466919893 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/16/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower stated will be making a payment at the branch office on 02/XX/2019.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment on 09/XX/2017 reflects damage due to hurricane. No evidence of claim filed or damage resolution.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1454038771 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to see where $630 payment was applied.  Borrower was advised it was applied towards principle balance amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2829819244 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with borrower regarding loan recast
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7079949962 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer called in response to a letter in regards to the condo association, was told that they need insurance documentation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/XX/2017 Property is located in a FEMA disaster area due to Hurricane XXX. No damages were noted.
4269265400 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 02/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 23, 2019, the borrower called in and made a  payment. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6290056499 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was contated on 03/XX/2018 regarding the past due balance. The borrower stated there was a death in the family and they could not guarantee when a payment would be made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9522891073 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke to borrower and she stated she couldn't stay on the phone long but stated that she already made the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8758450745 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9611040285 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called on 09/XX/2019 to confirm a payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6941486405 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The authorized third party called in to request the surplus check be
                    property; identified   reissued.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5718792915 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to make payment fee waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9085051777 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/07/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to discuss applying for a HARP modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9857243358 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke with borrower on taking a payment and discussed posted and allocation of the funds for the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7023955918 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6608102013 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in and enrolled in ACH drafting twice a month starting
                                           01/XX/2019 and second draft will occur on 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
6646753195 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower contacted the servicer on 07/XX/2019 to inquire about re-financing options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5896491427 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 08/05/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3647405130 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states spoke to borrower and borrower scheduled a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4169069873 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower asked for a late fee waiver. The representative advised that we can only waive one late fee for every 12 month period and also advised that three late fees was waived previously.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8947652309 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with borrower and confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7651352413 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The servicer discussed the escrow analysis with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9104565260 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6145394099 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in regarding a payment set up online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2652396083 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3301527287 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  spoke to the customer payment provided and discussed the modification agreement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4031737635 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower on  system maintenance is completed advised of hours.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster area due to Severe Storms and Flooding (DR - 4374). There is no evidence of property damage.
6713304869 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Customer contacted customer service on December 18, 2019 and requested auto-drafting cancellation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2288564193 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8798041083 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3913807002 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9688430583 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with borrower who inquired if taxes are paid.  Advised borrower that taxes were disbursed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2674456220 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The servicer discussed tax related issues with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1896656177 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  the customer provided a payment via the servicer IVR
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit reporting dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5226633953 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in about general information about the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5146007386 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5389365742 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Spoke with borrower on recast letter and general loan information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8248130665 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8152196370 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/29/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called 12/XX/2018 to make a payment.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The borrower requested a full account review beginning 12/XX/2005.  The borrower requested that all late fees be waived.  A response in writing was sent to the borrower.  The issue is resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2019441906 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3715002551 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2012627477 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On 01/XX/2017 the borrower scheduled a payment for 01/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4042942936 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8416485927 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  An authorized third party called on 03/XX/2019 confirming the modification
                    unresolved and no      agreement was received and the account was now current.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower noted on 10/XX/2018 the home needed repairs. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5428552272 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states spoke with borrower and borrower requested document copies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3260614954 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/19/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9602013596 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called in to inquired about the year end property taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9914119402 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The customer called in about general account information and letter recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9037288773 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made a payment in the amount of $1121.10.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3294201127 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8947476986 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9568911331 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2014.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4920184178 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in payment for $1,149.95 for today and is concerned about how long it will take to be able to access account online again since borrower had a previous Bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8869036314 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer spoke to the borrower regarding final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3669580129 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called regarding refinancing. Comment dated 01/XX/2018 borrower scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2015.  Amended proof of claim was filed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4213693274 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  3rd party called in about general information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8045842001 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in 8/XX/2018 to ask if hazard policy was paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted 10/XX/2017; no evidence of damages.
8537655315 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8489946254 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to discuss delaying a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1914222829 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to confirm what the payment amount was.  Servicer advised borrower offer extension was mailed and will need to sign and return.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
8687036660 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5424271511 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The Servicer stated that if the borrower makes their October repayment plan amount, the account will be brought current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9779759939 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9722629090 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2010867031 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to see if name can be removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9040020985 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called regarding mod recast; borrower also had questions regarding who would pay for fed ex
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2504229543 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hold for Hurricane XXX noted 09/XX/2017.
7512840099 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called regarding interest earned on escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5209330109 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Authorized third party wanted to know if the 1098 will be under her name,
                    property; identified   advised we will not be able to add her name on the loan or 1098.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1719083556 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  the customer called and provided a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3580161791 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called regarding general account questions and stating received a text message for banking fraud. The servicer answered borrower and questions and concerns and transferred the call to retail banking.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1449181541 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower was contacted on 10/XX/2017 and was set up with a natural disaster forbearance due to Hurricane XXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by Hurricane XXX as noted on 10/XX/2017. No damage was noted.
7880624440 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Agent confirmed that payment iao $5000 was applied towards principal
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6222983039 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8316001324 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8577562687 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 04/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The customer authenticated insurance and discussed the escrow refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7694654021 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in requesting a copy of the 1098 and was sent out by email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was noted as discharged in 2011, no further case details were noted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5713853716 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2785472801 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8619962505 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower inquired about insurance.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8311914146 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7045436312 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer initiated a promise to pay.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The customer disputed a prior escrow analysis. It was confirmed that the escrow waiver was denied due to loan being modified
                                           01/XX/12. The customer was also provided the confirmation of the shortage and provided with the escrow history on account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9353424555 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On January 10, 2018, the servicer spoke with the borrower about an escrow surplus check. The loan is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9472247947 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The servicer discussed insurance related issues with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1607187181 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3997644918 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4515527727 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  Discharge/Dismissal bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9243010576 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to confirm payment received.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/XX/2017 due to Hurricane XXX. Damage was noted on 12/XX/2017 to the roof/shingles and fence and stated the repairs were completed.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
8045933585 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5239830868 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4238800746 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to inquire about the status of the re-cast. Advised the customer about re-cast and how to send it in. Generate a payoff for the customer. 7/XX/18 Perfomring
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9314393963 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2018 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Authorized third party borrower wife called in regarding account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5757136198 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Last contact with the borrower they set up partial payment for escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7648712172 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called on 11/XX/19 to inform the rep of his taxes deceasing and wanting to speak to someone regarding the shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5608915990 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 04/18/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2929314660 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called to get status of loan. Advised still waiting on documents..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8980549230 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower made a promise to pay on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8252991942 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower inquired about a loan recast/reamortization offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Comments reflect a HAMP recast/reamortization completed on 01/XX/2019.
6120088826 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer called in to discuss the loan status and discharged bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8621675247 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower inquired about adding husband
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1913720001 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower made a phone payment and scheduled another for 11/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9415296060 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8338991528 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower promise to pay $1,516.38 drafting on 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5549568800 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7664209762 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer's spouse called and spoke to the agent about  lien holder,.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8101621502 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower discussed confirmation of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5108315652 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/25/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6198172251 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in stating a payment was made in error and requested a refund.  The funds were returned to the borrower on 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2957771293 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7681825782 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with the borrower and provided balance.  Transferred borrower to auto loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4084481267 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  the customer was contacted about the homeowners insurance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9646921527 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Customer will confirm escrow payment went through.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6359311381 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/06/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9034648589 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower advised excessive obligations as the cause of the delinquency,promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9139330659 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1956263631 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in regarding the ACH.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2015.  The proof of claim was filed 04/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported roof damage on 12/XX/2017 due to Hurricane XXX.  The borrower stated did not file a claim and is completing the repairs.  The details of the damage and status of repairs were not provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
6057395228 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in to inquire about their balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5512890446 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6315116153 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2878359482 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 1/XX/2018 the borrower called withe questions about refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8620638428 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/X/2019, the borrower was contacted to let them know that the account maintenance is done.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9927922464 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower to schedule a payment via fast pay. Comment dated
                                           12/XX/2019 associate informed borrower their fastpay partials were processed. On 11/XX/2019 borrower scheduled 2 payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3535138903 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 07/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8740337233 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make an escrow shortage payment in the amount of
                                           $105.99.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8413340744 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower stated that the wife spoke with the servicer and took care of the situation.  The borrower advised that if anything else comes up, his wife will call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4922073425 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states spoke to borrower regarding the general status of the account. Borrower also was advised of confirmation of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7937785507 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer sent the borrowers an acknowledgment email regarding the loss draft check received from the borrowers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6835010587 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to get the specific policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Comments on 11/X/17 indicated a natural disaster area due to Hurricane. No damage was noted.
6365458141 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  On 6/XX/2017 the borrower called to schedule an appointment for inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5762824212 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/02/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4271733302 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  inbound call to provide a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9704690287 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called regarding the wind claim on account. Borrower was advised to send in itemized contractors bid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3184766717 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The customer made a payment and confirmed general information on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5398468493 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4248920846 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Outbound call to the borrower resulted in them making a payment in the amount of $94.02.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4552698414 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with the third party and stated would send the payment history.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Authorized third party called to go over modification information
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6631940220 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 9/X/2018 the borrower called in about a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7171941496 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1249282124 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5350940266 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower advised the documents need a signature and to be returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5163272699 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4859172386 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Commentary states spoke to borrower and waived fee as a courtesy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Discharged Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2051026269 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7353457639 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3427229314 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Commentary states spoke to borrower regarding the confirmation of payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8570354535 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with borrower about the modification interest rate.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2925913928 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made a payment in the amount of $1137.53.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5999404958 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in for the inspection results and was advised the inspection came back at 100% complete and the final funds release has been requested. The agent also advised the customer to allow 4 business days for the check disbursement to process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 12/XX/2017.  A claim was filed for hurricane damage.   The claim was closed on
                                           04/XX/2019 with all funds released and a 100% inspection dated 04/XX/2019.
8807355935 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  the customer called and provided a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4607968578 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke to borrower- advised reason for insurance letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4348244922 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The agent spoke with customer about status of insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9625686643 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called in for general information on hazard policy.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 11/XX/2017 due to Hurricane XXX and noted still has damage to be repaired.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3705429678 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower state that they have paid the escrow shortage and would like to know what the new payment will be. The agent advised that their modification is still updating and when complete will be able to let them know what the payment will be.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8829288292 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Commentary states spoke to borrower and borrower advised of reason for default. Borrower also accepted a promise to pay on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3569470716 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 05/24/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8971291894 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower has accepted the promise to pay cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster area due to Hurricane XXX (DR - 4399) and Hurricane XXX (DR - 4337). There is no evidence of property damage.
4914898214 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 05/21/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018, the borrower called to make a general payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1009461852 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7192122434 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Spoke with authorized third party who accepted a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3865214000 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in reference to an insurance claim check received;
                                           servicer determined check would be endorsed and released to the borrower.  The claim was not monitored.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments reflect a HAMP recast/reamortization completed on 12/XX/2018.
7082114037 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Authorized third party called to find out why the Dec payment didn't get processed.  Advised him to check with the bank.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5145763120 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9147318379 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Spoke with borrower who made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7105027176 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  inbound call from borrower to inquire on interest to apply for line of credit
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5924755612 2        [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2018 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The third party contacted the servicer on 04/XX/2019 to advise that the
                    property; identified   principal borrower has passed away  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
                    but not documented     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3497127165 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower made a phone payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8207348044 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary states spoke with borrower and borrower updated the mailing address on the loan. Borrower also had an assumption package mailed to them
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4635528315 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to check on incentive
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4000612684 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower advised that a payment will be made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3751702300 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5308374644 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to advise received claim the check for cause of loss storm on date of loss 08/XX/2019 and wanted to know if can deposit in her account and the agent confirmed can deposit. The claim was classified as a non monitored claim on 09/XX/2019. The borrower was advised of the mailing address to send the check for endorsement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5265187691 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4647141314 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with borrower was unwilling to offer a promise to pay as reason was a payment dispute. Borrower wanted to know why the May payment is showing delinquent advised was a misapplication issue have requested a reversal and issue has been resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5861340391 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Spoke with the borrower who gave verbal authorization to speak with a third party. The borrower wanted information about refinance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2014074998 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The Borrower called regarding an operation letter 351, borrower advised the prior policy was cancelled and deposit refunded  back to escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3581430601 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5922368952 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3728259453 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower promised to pay $651.73
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6501067235 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Authorized third party returned our call. I advised that we cannot accept a short payment and we will have the funds sit in suspense until enough is received to make a full payments of $924.16. She said we the bank messed up but don't want to take the responsibility. She said she will get in touch with the HARP people. She thanked me for the time and intentionally disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8244212670 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  ON 11/X/19 spoke with the customer. and authenticated a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
9210712478 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Comments show borrower called to confirm payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8284015788 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1613712436 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/25/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called to make a payment.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for hail damage that occurred on 08/XX/2016.  Claim funds in the amount of $7763.59 were endorse and released to the borrower on 09/XX/2016.  Additional funds in the amount of $6298.11 and $635.10 were endorse and released at the branch on 11/XX/2016.  Additional funds in the amount of $6820.66 were received on 07/XX/2018 and were released on 07/XX/2018.  The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on 12/XX/2018.  The inspection returned 10% completion due to not being able to view the right and rear elevation and the roof was covered with snow.  The claim was closed on 12/XX/2018.
                                           The details of the damage and status of repairs were not provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7795931610 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  spoke to insurance carrier to have premium paid
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5093953849 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2790769302 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3928849479 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Comments show borrower called because she saw an extra principle payment on her loan and she was wondering where it came from.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5735284931 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to make a payment in the amount of $1713.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8512498335 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called regarding letter stating payment would increase, agent advised that it would be due to escrow not interest
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4571795148 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/16/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7933156156 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2493418225 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Authorized third party called and was transferred to collections where they made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5163381792 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2755714682 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The customer called to confirm the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3375745345 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8069773922 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower was given information on the recast program.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4854434093 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/19/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called to request reaffirmation and to confirm he is on autopay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Unable to locate status date, filing date and discharge date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6602669409 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2460441152 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/15/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2504576343 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called about a claim check being endorsed
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1588090531 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2018 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6283518892 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Inbound call from co-borrower and has general questions. The co-borrower is trying to get the recast information redone. Says was in hospital and unable to get docs signed in time. Transferred to cc to further assist. Customer said would like to know why recast was denied and if there is an error she would like to start the recast process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6212632477 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3463600489 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/08/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3852924115 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/11/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 03/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in payment for $10,000 to be applied to principle.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower is disputing late payments on credit report.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3707341334 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1952096643 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Spoke with borrower and confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4075578991 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The servicer called and spoke with borrower and advised system maintenance
                    property; identified   completed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6944312059 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9816133187 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The servicer spoke to the borrower who had a payment dispute. The servicer
                    closed                 had the funds moved to the correct payment designation.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the application of the payment which the servicer had reversed and re-applied correctly.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.  The case was discharged without reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9926520610 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Talk to borrower 2 states brother will make the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5974323638 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2172278766 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower turned down a deferment and said they are not needing assistance at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5753803116 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  processed payment - 11/XX/2019 plan kept as of 11/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9204203762 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower requested a fee waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9581355393 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6653876172 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Spoke with third party, ex-spouse, who could not complete payment due to missing checking information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7022269795 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Spoke to customer about the insurance payment. Transferred to insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5725069470 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Spoke with borrower and confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7203688489 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower would like to know the interest rate after this year and after the modification. The representative transferred the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7102190467 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Discussed general information on the account and letter recast.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/1961.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2718844592 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5548433407 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in with questions about recast.  No indication borrower accepted recast plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2159229227 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The agent spoke with borrower about returning modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX 09/2017; disaster forbearance and modification completed.  No property damages were noted.
4894801057 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower inquired about payment status
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9249661134 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to request a final inspection for repairs made to the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The collection comments indicated the property was located in a FEMA disaster area for a hurricane on 10/XX/2016. An insurance claim was filed for damages caused by the hurricane. An inspection was conducted on 05/XX/2018 indicating the repairs were completed.
8128958580 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to discuss the bankruptcy reaffirmation.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Modification.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in to discuss the modification terms from 2011. The servicer advised the terms cannot be changed and provided a breakdown of the final fees and costs.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The case was closed out and was reaffirmed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1810170946 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is 05/XX/2008.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7130787283 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in about the claim check received for the hail damage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8877590273 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3091147279 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to make the third trial payment and was advised of indication covered by  next steps.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2019 and there is no evidence of reaffirmation.  Closed Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The borrower reported damage on 01/XX/2019.  There is a hole in the roof of the garage.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6646542919 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/09/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower's spouse called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The terms of the cramdown were not provided.  The bankruptcy was granted the courts permission to administratively close the bankruptcy, however, the loan remains in bankruptcy and is accepting payments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6800204244 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The servicer spoke to the borrower and advised the system should be back up
                    property; identified   and an online payment could be made.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8680122486 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4866368437 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2356682598 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7671583660 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower was contacted on 05/XX/2019 regarding the past due balance. The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5644728266 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1446891435 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower contacted the servicer on 04/XX/2018 to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4390496198 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke with borrower to update contact phone numbers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2491401538 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower contacted the servicer on 04/XX/2018 to make a general inquiry on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6894448228 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  the customer called and provided a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2283251762 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary states spoke to borrower regarding confirmation of payment
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Discharged Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5375058348 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower requested an updated payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1630430133 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9848515962 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  spoke with borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2977748417 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in for information on recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8148105911 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6467482781 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to request copy of documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4963953107 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower contacted servicer to inquire about the current escrow analysis received. The servicer reviewed the analysis; no further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 12/XX/2017; Hurricane XXX. No indication of damages noted.
4642343346 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The customer spoke to the agent to verify why credit was given for $215.88.
                                           The agent advised that the funds were applied towards their suspense account, and she can choose to use the funds however she wants.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  Bankruptcy is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6726931516 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9718992678 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower contacted the servicer on 04/XX/2019 to authorize a payment.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  11/XX/2019, verified that the account is correctly reporting.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7794785311 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make sure the payment was received. The agent confirmed 2 payments received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017.
1203299205 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in for confirmation of payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6511070670 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower 1 called wanting balance, advised of original .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4248633344 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8104651482 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019, the servicer spoke with the borrower about general account
                    funds or covered by    information.
                    bid                    EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing misapplied funds.  The funds went to principal only instead of a monthly payment.  The payment was reversed and reapplied correctly
                    [2] Payoff has been    on 03/XX/2018.
                    requested within the   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    last 60 days           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    [1] Verbal Dispute -   LITIGATION: There is no evidence of litigation on the file.
                    Servicer responded and TITLE ISSUES: There is no evidence of title issues.
                    appears issue is       PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported hail damage on 12/XX/2016 and advised is waiting on a check.
                    closed                 The borrower provided the claim and check number and the amount of $641.  The details of the damage and status of repairs were not provided and there is no evidence of funds being received.  The damage repair amount is estimated at $641.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6073666289 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to advice was calling back in a few days to make a payment on the acccount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
1254084296 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9787891485 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/01/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to confirm payment amount and requested the 1098 statement be sent via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2014.  Crackdown amount UPB 95K interest rate 5.25% term 360.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7397509373 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states spoke to third party regarding the general status of the loan.
                                           12/XX/2019 - Talked to borrower - promises to make payment by end of month
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8977333362 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called wanting to know to have name removed from loan due to divorced. A new assumption package was mailed along with the payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2296783911 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with borrower one who wanted to know if her son was able to make the payment on the account. Advised it was possible as long as the son can verify the info on the account and also provide a valid checking account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9575785453 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke with the borrower who accepted a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2091854297 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called to update their mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1485895661 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to make a payment.  Borrower is deceased and
                    unresolved and no      Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2014.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Mortgagor Deceased BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent
                    - Executor/Heir exists bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.  Closed Bankruptcy
                    to dispose of          LITIGATION: There is no evidence of litigation on the file.
                    property; identified   TITLE ISSUES: There is no evidence of title issues.
                    and documented         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
2287267796 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in with general questions. The servicer mailed copy of loan modification to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 02/XX/2017 reflects property is located in natural disaster area for disaster date of 02/XX/2017. No damage reported.
3036976116 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6067821134 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with the borrower who accepted a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7576950513 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with the borrower regarding questions they had about their piggy back loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8469864599 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Servicer discussed options available after end of disaster forbearance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted 10/XX/2017, no evidence of damages.
8217842491 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/16/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Comments show borrower is in an active bankruptcy since  2017. There is no filed dated noted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2558245349 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Comments show contact with borrower regarding escrow shortage, borrower paid shortage amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2756574868 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/29/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Comments show borrower called to check payment had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1885908353 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/15/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Comments show borrower contact regarding escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3046293851 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken. Servicer was unable to take payment over the phone due to lack of banking info.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2743427619 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to make a payment.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5094929654 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Comments show contact with borrower regarding modification completion process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to Hurricane XXX. No evidence of damage reported.
1224472469 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in received claim check with both XXX and previous servicer
                    insurance claim and    for cause of loss hurricane on date of loss 09/XX/2017. Borrower was advised to take claim check along with drivers license and adjusters report to local branch for endorsement.
                    funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called on 02/XX/2019 to report a claim for damages caused by Hurricane
                                           XXX on 09/XX/2017. The claim was classified as non-monitored. The borrower stated they had a check with both the current lender and previous lender listed on the it. The servicer informed the borrower they would need to have the check corrected by the insurance carrier then take it to a branch office for endorsement. There was no reference to a new check being generated/endorsed. There was no mention to the status of the repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 02/XX/2019 reflects that the property is located in a FEMA disaster area due to Hurricane XXX.
2379691406 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments show contact with borrower who requested copies of modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2687896636 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6688980165 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Comments show contact to check if they were accepting trial to mod offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4661835793 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called on 11/X/2019 to inquire authorizing a third party.  The borrower was advised to send or fax an authorization letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8983615938 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to request mod due to payments keep going up. Borrower also promise to pay $2,947.68 on 1/X/2019. On 12/X/19 discussed workout in progress.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8837830644 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Collection comments indicate borrower wants to continue with recast for this loan under Hamp.  The incentive of 5000.00 has been posted as of 6/XX/18.  Borrower missed the deadline therefore she requested a new agreement.  The deadline was adjusted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5753070387 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Outbound call was placed to borrower regarding balance and payment in amount of  $415.87 which the borrower made the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5802936769 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6344273339 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8930257252 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1485821367 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called on 03/XX/2019 to discuss general account information and
                    unresolved and no      "autocharges". On 10/X/2019, servicer spoke with XXX and inquire about modification and maturity date.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called on 12/XX/2017 advising of damages to their walls due to Hurricane
                                           XXX. The servicer advised the borrower to contact their insurance carrier. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 12/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX.
5333259275 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  inbound call from borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1835300612 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to authorized third party and advised of decision. 3rd party says received documents and says will be coming to office on 8 /X/18. Rep advised customer has 5 days before or after to make payment.. Rep advised will contact with updates and rep provided contact information. 10/XX/2019 - borrower called but no call purpose was indicated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7808650707 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9409560876 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Authorized third party called in to discuss the assumption of the loan
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5143419309 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to get an update.  Advised borrower next payment due 5/X/18 and that due to system maintenance the payment can only be mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
3325706484 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/01/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 01, 2019, the borrower called and made a payment. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7581564121 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/30/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6080481978 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7504486731 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/15/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8120603523 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Inbound call from borrower to request a fee to be waived and servicer waived fee as a courtesy
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2714975507 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1723382757 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2203329968 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/28/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in and stated that their taxes have changed from $1248.07
                    closed                 to $285.00 annually. The servicer ordered a new escrow analysis and advised borrower to allow 7 - 10 business days to be received. The borrower was advised that if the taxing authority reports a higher amount that they are obligated to pay the higher amount and this will cause a shortage in escrow account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is Tax dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed tax amount and advised that the taxes went from $1248.07 to $285.00 annually. The servicer updated the information and advised that if the taxing authority reports a higher amount that they are obligated to pay the higher amount and will cause escrow shortage.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Unable to locate the filing date, case number XX-XXXXX.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
2499295104 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke to Borrower and they  that the loan has an undefined PPP good through date of 09/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5856299817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Authorized third party from insurance verified policy paid in full by borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7135162386 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2016.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4763140249 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke to borrower who is upset servicer used the wrong escrow when did modification last year.  Apologized to borrower and advised now have the correct info and his payment is correct.  Borrower stated he can't make the payment and agent advised that he can reapply later.  Rep advised if he can't make payment he will need to possibly sell the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3333362564 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Spoke with third party and confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Unable to locate case #, filing date, chapter and discharge date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2413137936 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in and asked to be transferred to online services.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2011835379 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower requested a payoff and was sent one by mail. On 12/XX/2019 the borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7352943517 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6887506860 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/28/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to discuss recast documents that were received.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The servicer had a bankruptcy payment dispute. The servicer researched the bankruptcy details.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2018 and there is evidence of reaffirmation.  The proof of claim was filed 03/XX/2014.  A previous chapter 7 case,
                                           08-55984, was discharged 02/XX/2009.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3972905933 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The agent advised that the late fee was waived and explained the recast/principal reduction options to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: 09/XX/2019-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
3716848835 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Authorize signer wanted to know why hasn't balance reduce
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4497815821 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower advised that the RFD is due to Marital Issues and made a payment for $1,000.00 and promised to pay $875.00 on 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
1373237448 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called into discuss her escrows.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8570448324 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The co-borrower called in regards to modification and stated talked to refinance and loan officer who referred to us and also stated had a modification a few years ago in 2011. The borrower also stated went through chapter 13 which completed that in January 2019. The borrower stated still has a lot of bills and looking possibly for another mod., account current. The representative sent modification package and advised of documents needed. 12/XX/2019 - borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2930216976 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in about not receiving statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3055949103 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in regarding the recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2882762069 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called about homeowners letter received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5911915566 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Inbound call from customer to discuss payment changes per modification
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4115905518 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower had general questions regarding her escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6264826055 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquired about escrow analysis
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8935371600 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3187719471 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Discussed general information and letter recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8771092206 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/X/2019, a fast pay was processed for the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8832299501 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9613330452 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to inform of change of insurance and that they are switching insurance company. The representative advised on process to provide eoi and provided also methods of providing refund to escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5911681493 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1937203924 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Last contact with borrower was 1/XX/2018. Customer paid escrow shortage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9366228340 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5502497086 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/22/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower declined loan modification.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is 01/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9118449324 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with borrower requesting fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1382820565 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower inquired about letter they received and were advised to fax it in to have it evaluated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5349280623 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to request fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7133562964 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower's spouse called on 05/XX/2019 with general account questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8951445785 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2086538030 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to make 3rd trial payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3407593733 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to make a payment toward the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7003130886 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7207377259 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The customer called to speak with the tax department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The discharge date was not clearly stated. The bankruptcy was filed in 2012
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4359059490 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/07/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower discussed their escrow analysis.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A payment dispute received and resolved on 03/XX/2017
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2566876926 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and wanted to talk to someone she spoke with the other day about receiving a discount while she was in Bankruptcy, the servicer advised they do not give a discount during Bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3552043625 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5011723755 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower contacted the servicer to make a payment on the account; the borrower stated the RFD was due to curtailment of income. The servicer processed a payment of $1203.01 for 09/XX/2019 and provided borrower with confirmation number. The borrower agreed to making another payment on 10/XX/2019 in the amount of $2408.01. No further questions or concerns at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/XX/2017; Hurricane XXX. No indication of damages noted.
8694772046 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Outbound collection call to the borrower resulted in their promise to make a payment in the amount of $1,837.63 on 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1688154180 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8879461473 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6813968928 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower spoke to the servicer about late fee and was transferred to refi department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3129486045 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2226431395 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8347900691 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8139312399 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to inquire about escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7005259916 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called about insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8140566690 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5187106326 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer provided the borrower with payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4046071089 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called and was not able to make a promise to make payment.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed the 1099 from 2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9543255866 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2496702950 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to 3rd party and waived late fee
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7447584748 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8705757225 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  See comments dated 01/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5173865517 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1731884801 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7172353644 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states spoke to borrower and borrower requested replacement check with same information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2015.  Discharged Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6584049029 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in regarding not receiving the year end documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3903925140 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2018.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2895212875 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower scheduled a payment over the phone.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is PMI removal dispute..  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The borrower was disputing the denial of the PMI removal. The servicer has researched the issue and a resolution was sent to the borrower.  On 11/XX/2019, the borrower called regarding credit reporting and was transferred to CBR Department.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 04/XX/2017. There is no evidence of damage to the property.
8442838204 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/21/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3901550222 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called to confirm the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6095475413 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/17/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7339646139 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Agent discussed possible recast request with the borrower.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1743662284 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/15/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke with the borrower about modification documents being mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3544214857 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6274383806 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower was advised recast document was received after the expiration date and will send out a new letter.  Borrower stated will be out of town and will not be able to complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8335689092 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2309290177 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On 01/XX/2017 Borrower inquire about a Modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2071616934 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4537892219 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called regarding a request for 100% inspection results.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017, the account noted the property is in a FEMA disaster area for Hurricane XXX, a property damage claim was filed and on 08/XX/2019 the final inspection was completed.
1464975061 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6960109555 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7594036667 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8272535447 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The authorized 3rd party called to accept cure amount
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7533024597 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called about an email received and was advised to disregard and that the loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 9/XX/2017 Forbearance review Hurricane XXX.  No damage reported.
9499813179 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Call received from internal partner stating borrower is looking for the mod agreement to get printed out. Associate documented borrower was unwilling/unable to offer a promise to pay. Comment dated 05/XX/2019 internal partner requested a payoff and to have one sent to borrower address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1620250432 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to cancel a payment and stated would pay at the end of the week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2018.
3077708788 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The authorized third party verified their they are the executor of the
                    [1] Mortgagor Deceased estate.
                    - Executor/Heir exists 12/XX/2019 - Talked to 3rd party - requested / sent death certificate  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                    to dispose of          03/XX/2017.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3269707424 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The servicer discussed escrow related issues with the borrower.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4587764642 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/22/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9293345829 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower updated the email address on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5571933302 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  spoke with borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9973612818 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower and agent discussed bi-weekly payments; a promise to pay was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6927424590 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower requested a payoff to find out the principal balance. She requested an explanation as to why she has a piggyback/balloon loan after the modification. Transferred the call for special handling.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9766204245 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2144414522 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower's spouse called in regarding insurance coverage for roof leak.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance sufficient   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to cover repair        FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  A third party called in to report a roof leak on 03/XX/2018.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4497314481 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4919288465 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Agent called borrower to discuss additional documents required in order to continue with the insurance claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Florida Hurricane XXX (DR-XXX) Incident Period: September XX, 2017 - October XX, 2017 with reported damage. All repairs completed and insurance claim closed.
9424355077 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with borrower regarding confXXXtion of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3408272964 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4814264946 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3529314490 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Received written authorization from customer authorizing wife authorized 3rd party. 3/XX/18 Performing

                                           Boorrower's wife called but could not release information as she is not on the account. Call was interrupted. 12/X/16 Performing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8021913755 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7056893662 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5739812606 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5513576852 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019 Authorized third party called disputing property should not be further communication  in a special flood hazard area. Third party was advised to send in dispute documents.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2019.  The dispute type is Written and the reason is Flood zone dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  10/XX/2019 Commentary states flood zone dispute. 10/XX/2019 The dispute was reviewed and resolved. Property is in flood zone area and flood insurance is required.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1038175616 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower was advised the $5,000.00 Incentive was applied on 12/XX/2018.
                                           The borrower was also provided the loan history from 1/2018 - 12/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6141173303 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3001582510 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  the authorized third party called in to request the payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
1969882087 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  03/XX/2018 - talked to borrower for general account billing questions
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1667377031 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower requested to speak with supervisor in regards to recast. The borrower is upset the payment with escrow is not showing what the recast letter stated. The borrower was informed that the reason why seeing a difference in payment is that recast agreement is showing the figures based off the 1/X/17 escrow analysis statement. The borrower was also informed from the escrow analysis statement ran 1/XX/18 had an increase in taxes and insurance and that with a recast the principal and interest is what is changing. The borrower was offered to have new recast sent due to not receiving react in time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3624865199 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/16/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3235304568 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with borrower and advised system maintenance is complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17
6137858311 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called to inform payment is pending with bank and is waiting for confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8285328862 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6367025362 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4204084871 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment on loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5875671520 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019 received 100% inspection results all work completed. On 05/XX/2019 the borrower called to request the final inspection for property damage claim due to water damage on date of loss 02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1754276019 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2582144033 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  2/XX/19 spoke to customer; however, notes does not said what's the call is about
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1349638981 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7065946123 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  3rd party called with borrower (spouse) the borrower gave authorization  and inquired about non payment . The agent advised payee is needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7889043613 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called and gave verbal authorization for the daughter to ask account questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3506438187 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called in regards to credit reporting.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1409239294 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7768264748 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower verified their information and declined online payment options.
                                           The call was then unexpectedly disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5363678305 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower made a promise to pay.  They have excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  Limited information available.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8320677935 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with the borrower in regards to recast letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2188004331 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in to update the mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6861599930 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 11/XX/17
1398734703 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2617010736 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower requested a payoff for informational purposes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4772619984 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8280455037 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to report a new insurance claim for hail on date of loss
                                           07/XX/2019. Call was transfer to insurance claims department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2102413066 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On 02/XX/2017 Borrower inquired general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5768111763 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower stated that their spouse filed bankruptcy.  The spouse signed property over to them and the borrower wants to keep the home.  Refinance was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5001287969 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3035624598 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 03/XX/2018 the borrower called and scheduled a payment to draft on
                                           03/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9805064500 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Unauthorized third party called in to claiming to be aunt of one of the deceased and indicated they would be sending in the death certificates for both borrowers and request to be added to loan.
5213508507 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5341380564 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3750630893 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/15/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called regarding the December payment without late charge.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit amendment payment dispute received from the borrower, a resolution was determined and all four credit bureaus were requested to update payments from
                                           11/20126 - 01/2017 as paid on time.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6110735155 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/21/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3379376594 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called on 01/XX/2019 inquiring about a refund for taxes due to they were paid twice.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3791784035 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4660019864 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to discuss Loss Draft check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Flood Loss 9/X/17.  Claim amount $54354.66.  $12419 issued  10/XX/17.  $30745 issued 10/XX/17.  Check presented $10889.00 2/XX/19 at branch, declined to endorse over limit.
                                           100% inspection completed 4/XX/19.  $8634.64 draw approved 4/XX/19.  Final draw of $8634.64 mailed 5/X/19.
3030773685 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to confirmed fax number for insurance. Comment dated
                                           12/XX/2017 borrower informed they would be making payment online on 12/XX/2017. Associate contacted borrower regarding the final mod documents.  Borrower stated they would send today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6830100584 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5633435824 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called to confirm the new insurance carrier information was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8032637759 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On 05/XX/2017 Borrower called in reference to change in Insurance carriers and refund check received. Borrower was advised on what to do regarding the refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8148088162 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2721513123 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1912262152 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6562200463 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Asscoiate spoke with borrower regarding the name change and completed task to have letter mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.  Loan mod process was closed  as the order rgarding the permament mod was entered. Amended proof of claim due to modification as cited on 07/XX/2018 and trustee funds were requested to be returned that may have been paid after the effective date of the modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9338780747 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower at bank with agent. Advised modification application was emailed back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1120774901 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called to confirm that the tax bill had been received and was advised yes, it had been received. The agent advised that the payment was in process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2806951970 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower advised the final loan modification documents have been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2240321312 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with borrower and nsf fee was waived as a courtesy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5713378665 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5654817354 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called for confirmation of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17.  No damage evident.
2044044912 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2569174263 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/11/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5152109178 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6985848534 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 8/XX/2017.
6560674714 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in payment for $900 to be applied to escrow and had questions about escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7865770580 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Spoke with Customer, advised to sign and return agreement by 9/19 to make payment effective 10/X/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4923083787 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called to review the recast agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Comment 03/XX/2018, received Loss draft inspection results from MCS completed on 03/XX/2019 resulting in 100% completed.
9082416959 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017. There is no evidence of damage to the property.
4721374374 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Confirmed with the borrower that property taxes were paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5681556342 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer called in to discuss the insurance cancellation and planned to send refund in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4998111143 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/14/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The loan is in bankruptcy status.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9609323483 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower requested to speak to the claims department and made a promise to pay.  The borrower was not interested in workout options
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  Claim #XXX was filed and a check in the amount of $35,987.74 was received on
                                           11/XX/2017.  Repairs were subsequently completed.
2034042199 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6017026827 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower promised to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9407609875 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called, wanted Lender to begin escrowing HOI.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3423331947 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower accepted the ptpt plan cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3184026124 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3576898124 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower has accepted the promise to pay cure
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7037877067 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4826844786 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6746501225 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7336937798 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke to borrower and confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.
                                           The most recent bankruptcy status is not available in the information provided.  Unable to locate addl information regarding bk.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5257856870 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7952038543 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to request a refund of $59.68, stating made payment in error.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2590351217 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in regarding the escrow analysis.
                    unresolved and no      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer indication covered by  responded and appears issue is closed.  The borrower was disputing being considered ineligible for the disaster extension due to a discharged bankruptcy.  The borrower stated the bankruptcy was
                    insurance              reaffirmed but should not disqualify from receiving assistance.  The review determined the bankruptcy was not reaffirmed and was placed on an exclusion list.  The borrower stated the home was not to be included in the bankruptcy.  On 05/XX/2018, the borrower was advised the servicer is working on a resolution and the extension was approved on 05/XX/2018.
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy
                    closed                 status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 11/XX/2017 due to Hurricane XXX.  Damage was noted to the back porch and the screened in patio.  The borrower noted on 01/XX/2018 is still completing the repairs.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.
                                           A prior claim was filed for wind damage that occurred on 10/XX/2016.  The claim was closed on 03/XX/2017 with all funds released and a 100% inspection dated 03/XX/2017.
5361618752 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The last contact with the borrower was on 08/XX/2019. The borrower was not interested in recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1644081133 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower states that they have received their final modification documents and have put them into the mail Saturday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9390957720 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2014.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7109656237 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make a payment in the amount of $1917.19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2345302382 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called to make a trial payment, but was too early and needed to call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9825645910 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower inquiry in regards to the final documents received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1580185110 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower regarding account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4362649061 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower discussed returning mod docs
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1559668397 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6470683512 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2094465308 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9695755639 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The last contact with the borrower was on 12/XX/2018. The borrower had a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8967701535 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower accepted a payment plan. The borrower also requested a auto debit application form ben mailed to her.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8488380637 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in to discuss the ACH information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8500827007 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2195710299 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower advised the delinquency stems from the grace period, provided cosent to proceed with the interview.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8542399218 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower inquired via email about getting next months payment deferred so the borrower could buy hurricane supplies. The account was granted 90 days grace period due to loan in an area affected by hurricane.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA Disaster declared due to a hurricane; no damages reported.
2241745100 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  third party called in to find out the status of their payment research item.
                    further communication  Third party requested to speak with a supervisor in regards to a disputing account is due for 05/XX/2018. Third party states that 2 payments were made 12/2017 but was not credited properly.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Third party requested to speak with a supervisor in regards to a disputing account is due for 05/XX/2018. Third party states that 2 payments were made 12/2017 but was not credited properly.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2275818392 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in reference to a letter received referring to  the hazard policy information. Rep advised borrower to disregard letter. Policy info was received and account is updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6059343582 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3830398568 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to confirm their payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1551612489 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower stated delinquent supplement tax bill & requested it be paid off
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3598473385 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in regarding escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8002058480 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to make a payment.
                    [1] Mortgagor Deceased 12/XX/2019 - Borrower called to make a payment in the amount of $1370.46  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                    - Executor/Heir exists 03/XX/2018.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT:
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 11/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4959517459 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with the borrower regarding the acceptance offer. New payment of
                                           1066.69 effective 1/X/2020
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2309368710 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower accepted a promise to pay to cure the late payment.
                    [1] Written Dispute -  11/XX/2019 - Talked to borrower - accepted a 1 month payment plan in the amount of $1482.50 - RFD - curtailment of income
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer within 60 days and no  responded within 60 days and no further communication from mortgagor.  The comments on 02/XX/2019 indicated a dispute was received regarding the multiple delinquencies reporting on the account. The further communication  issue was researched and it was determined the loan was reporting correctly.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7282808519 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called n regarding issue with 1098 form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6509909864 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 04/XX/2018, the borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2108596408 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower discussed general comments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4829722743 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On 10/XX/2017 Borrower request to have late fees waived. The late fees were waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3931722926 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower contacted servicer to inquire about their insurance carrier. The servicer advised borrower of the lender placed policy and the limited coverage associated with policy. The servicer advised borrower of the option to obtain a preferred policy; the borrower understood and did not have any further questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3841770913 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4890789392 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The servicer went over the recast agreement with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.  See comments dated 07/XX/2016
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5467243129 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6548959142 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower promised to pay $1237.59 on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4065674092 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called and promised to pay $600.05.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1206337795 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1934440281 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called to make a payment of $2639.75 for 9/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9473419016 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to set up 2 payments on 12/XX/2019 and 12/XX/2019 for
                                           $388.09 each payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3089461170 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to see how to add pay from other accounts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9524218553 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019, the borrower called to inquire about escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5697181642 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower advised needed a translator. The borrower is calling to advise that the last two weeks the accounts have been locked due to BK that was filed on the account. The borrower also advised on how to make the payments and if can make it at the branch or by phone. The representative advised the borrower that cannot go to the branch, but can make it over phone. The borrower is wanting to make a payment on two of the accounts iao $621.01 effective for 11/X/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3545560460 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9773263663 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called about modification options. Wanted a principal reduction but was advised that could not be done. Did not want a 40 year term.  After discussion the borrower decided to opt out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1722354995 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower had questions regarding their 1099 listed as a credit. Advised that is because of a late filed PCN.  Advised to reach out to a tax adviser on how to handle the credit.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3839625148 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in to grant authorization to a third party.  The borrower
                    closed                 is having a hard time making the high payment and requested assistance with the escrow shortage.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the misapplication of payments.  The borrower was advised the payment was late due to an increase in payment and the borrower stated there was no increase due to making arrangements for escrow.  A new analysis was completed and a refund was applied back to the borrower's account and the payment was corrected on 01/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3386670070 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5474844785 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower was contacted 4/XX/2017 regarding loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1800022256 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The servicer discussed the final modification with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster notated on 10/XX/20118 due to Hurricane XXX.
3897609462 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/07/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8653668563 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9431818379 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in regarding insurance.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 12/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and is leaking.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 12/XX/2017.
                                           A claim was filed for water damage that occurred on 09/XX/2015.  The claim was closed on 02/XX/2019 with all funds released and an inspection dated 12/XX/2018.
2102461519 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Spoke to borrower, primary rfd is other,  made promise to pay for 10/XX/19 for  $448.12 & 71.33.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2931650047 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower promised to make a payment on 3/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3475006451 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5376034026 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3291799718 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke to borrower - IVR authenticated, confirmed payment.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9658098003 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower was contacted on 09/XX/2019 at which time they made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 01/XX/2017.  The proof of claim was filed 11/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5043249036 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Comments show borrower contact regarding escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1139715065 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5219321468 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8046423375 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower contacted the servicer on 12/XX/2018 to schedule a payment in the amount of $799.83.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3761836376 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1384674839 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called regarding prepayment penalty payoff and was advised the loan has a prepayment penalty good through 01/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9765709290 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2019.  The dispute type is Written and the reason is Escrow Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Dispute was received confirming a credit lien validation that was completed ensuring the taxes were current and there were no prior year delinquencies.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9529848508 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7138102993 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3728058781 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8812300994 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The co-borrower stated that needs to talk to the borrower and will call back.
                                           The co-borrower would like to review the situation with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3115814889 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9629641208 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with the borrower and emailed the most recent monthly statement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1925377060 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7962731674 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On June 17, 2019, the servicer spoke with the borrower and took a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On September 10, 2017, the borrower was impacted by Hurricane XXX (DR-XXX). No damage reported.
1273286460 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower has accepted the promise to pay cure, inquired as to how the escrow account works.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2689925819 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to make escrow shortage payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8345443909 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9504433751 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2394981452 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Discussion regarding returning mod docs - previous docs received were out of date.  New
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4300939533 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018, the servicer spoke with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8918821416 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Spoke with Borrower, had mailed in check for the wrong amount, drafted correct payment with Borrower's permission.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4235959197 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with borrower regarding escrow payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: FEMA disaster noted with hurricane on 10/XX/2016.
8705452641 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in to confirm their payment.
                                           10/XX/2019 -- Talked to borrower - provided a one-time late fee waiver
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2155322444 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  ,Spouse got verbal auth from the borrower to release the shortage customer paid $3000.00 on 5/XX/18 which was more than the escrow shortage assuming that it will lower their payments they want the overage released and sent back to them
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8680791554 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called in 4/XX/2017 with questions about HAMP incentive.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8752970012 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to the borrower and he stated he was not aware that the last payment was returned.  Borrower stated he will confirm with the bank and call back to process the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4301628502 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9821768913 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower declined a financial counselling session and hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1425730413 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower regarding escrow balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1981406579 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8962928699 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower was advised to send back both copies of the document.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1919101858 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The third party stated they had not received the modification recast agreement yet; the agent advised to check back Monday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6124827073 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.
                                           The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2008 and there is no evidence of reaffirmation.  Unable to locate filing date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8498530771 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called on 06/XX/2018 to confirm their payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8112898527 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  11/XX/2019 - talked to borrower - verified account demographics
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8732812398 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8394248012 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3319492113 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  A authorized third party called on 08/XX/2017 advising the property was not
                    property; identified   ready yet for an inspection.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damages caused on 04/XX/2017. An inspection was conducted on 01/XX/2018 indicating the repairs were 100% completed.
7479874202 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2021.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The customer called in regarding general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1274103767 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower requested a certain portion of their payment be applied towards the escrow balance.
                                           10/XX/2019 - Talked to borrower - processed escrow payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (hurricane 10/2016); borrower reported damage and a claim was filed.  The claim was not monitored.
5186114395 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3530819399 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower made a payment in error and is requesting the funds to be returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1970796230 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7647377200 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9805385648 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9131522906 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  12/XX/2019 - talked to borrower -  cancelled payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7397774674 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2265141761 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to discuss escrow analysis.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Borrower disputing credit due to bankruptcy discharge in 2011 still showing as active on credit.  Borrowers were advise all 4 major credit reporting agencies were asked to to show account discharged through bankruptcy. Issue is resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3087503235 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called in requesting assistance and advised of changing of
                    unresolved and no      insurance.  The borrowers are divorcing and one borrower is no longer providing financial support.
                    indication covered by  11/XX/2019 - Talked to borrower - RFD - pending divorce caused for delayed payment - borrower was not aware of the 2nd mortgage on home -- modification was denied due to RFD - would only be allow
                    insurance              for disaster relief.  Discussed other options
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    [1] Written Dispute -  responded within 60 days and no further communication from mortgagor.  Borrower disputed account status.  Reporting deemed accurate.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The authorized third party reported damage on 11/XX/2017 due to Hurricane XXX.  The damage was noted as minimal and no claim was filed.  The borrower noted on 02/XX/2018 is still working on the repairs and noted still has damage on 03/XX/2018.  The details of the damage and status of repairs were not provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.
2517727265 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/15/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to check status on unapplied funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017. There is no evidence of damage to the property.
9748618539 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to make a promise to pay.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property is located in a FEMA disaster area affected by Hurricane XXX.
                                           A prior claim was filed for water damage that occurred on 03/XX/2016.  The claim was closed on 06/XX/2017 with all funds released and a 100% inspection dated 06/XX/2017.
3641235716 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in for account verification.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 11/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and the borrower stated is not covered by insurance. The borrower noted on 11/XX/2017 will have to replace the roof and repairs windows. The details of the damage and status of repairs were not provided  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.
4057582214 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and stated had made a payment and was applied to the escrow. The agent processed the correction for the payment of $1097.53.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017.
2007217979 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5154742288 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The third party, spouse, inquired about the payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3284128639 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Commentary states spoke to borrower regarding general account information.
                                           Borrower was transferred to the insurance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  Discharged Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5900271612 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower stated that she would need to speak with husband before making arrangement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1777583398 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower advised will make the current payment by the 16th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1261497695 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 10/XX/2017. There is no evidence of damage to the property.
3186938117 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Authorized third party called in to request the year end tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8601984841 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in about a payment made; borrower was advised allow two days to withdraw from checking account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8859137162 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was contacted and provided a payment
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A claim was filed for fire damage that occurred on 03/XX/2016.  Claim funds in the amount of $18617.63 were endorse and released to the borrower on 08/XX/2016.  The claim was classified as enhanced endorse and release.  The borrower noted on 04/XX/2017 the repairs will not be completed until
                                           September.  The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted.  The results were 30% complete noting the exterior and roof were completed.
                                           There was no access to the interior to confirm repairs. The claim was closed on 07/XX/2018.  The damage repair amount is estimated at $18,617.63.  Property repair is in process.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5339269148 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6041346341 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4441293245 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to get the status of the account. The borrower was advised the payment is next due for 2/X/2020.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2019.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2019.  A prior bankruptcy was filed on 07/XX/2012 with #XX-XXXXX and  discharged on 08/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  A claim was filed for flood damage that occurred on 08/XX/2017.  The claim was closed on 05/XX/2018 with all funds released and a 100% inspection dated 04/XX/2018.
5154542198 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower contacted the servicer on 09/XX/2018 to schedule a payment in the amount of $896.76.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1684766703 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in payment for $63.91 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6354620723 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The representative spoke with the borrower but no further details were provided regarding the details of the conversation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6898458863 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower gave verbal authorization for their son to speak on the account. Son stated their parent received a phone call. Rep stated the recast department and collection department tried to call. Advised they will be sending out another agreement around 09/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3941832390 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower had questions about the modification. The borrower inquired about the payments on the account, breakdown of capitalized interest, and other information pertaining to how the modification was created.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1041230691 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 011/XX/2019 Borrower  called to get general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4672182132 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/25/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  the customer promise to pay
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  11/XX/18 -Cannot reverse $1,000.00 and reapply to payment because this is hamp curtailment. HAMP curtailments cannot be reversed to be applied to suspense, payment or any other concept different than principal.  Customer notified via phone that payment could not be reversed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1098562471 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3332575289 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in payment for $1,856 for today and to confirm name of insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5794395431 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The servicer spoke to the borrower about fully assuming the loan due to a divorce.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7458240467 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Spoke with borrower regarding general information.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2011.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1746898838 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  8/XX/19-Commentary states borrower RFD was due to curtailment in income.The borrower accepted a PTP. Payment plan type is 21.

                                           11/XX/19-The borrower called to make a payment of $948.62
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1098838949 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower was contacted 5/X/2019 due to delinquency. Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1812838647 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in regarding the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3202942121 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower contacted and promise to pay 2072.04 on 7/XX/2019.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called to advise she tried to open credit card with XXX but was denied due to disaster recovery deference was not accepted.  Borrower were advised that natural disaster was accurate and placed in moratorium.  No adverse credit reporting for this time period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was impacted by Hurricane XXX as noted on 09/XX/2017. No damage noted.
7198710295 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Talk to borrower regarding payment and borrower promise to pay $3,070.53 on
                                           1/XX/2018 reason for delinquency is due to excessive obligation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2067627894 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3320695348 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  09/XX/19-The borrower called in to make a payment to cure the account.

                                           10/XX/19-The borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2592296664 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower wanted to confirm the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area noted 01/XX/2018; no evidence of damages.
2175806976 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7178211855 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 03/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The customer called for the process for the insurance claim for $1,257.47.
                    servicer with          They were advised it was denied until they can get contractor documents on file or reach the 100% inspection in order for the funds to be released.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2015.
                    [1] Damaged Interior - LITIGATION: There is no evidence of litigation on the file.
                    Active insurance claim TITLE ISSUES: There is no evidence of title issues.
                    and funds held by      PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  A claim was filed for flood damage that occurred on 08/XX/2016.  Claim funds in the amount of $20000
                    servicer with          were received on 09/XX/2016.  The first draw was released on 12/XX/2016.  Additional funds in the amount of $57850.20 were received on 01/XX/2017.  Additional funds in the amount of $9831.57 were indication of related  received on 03/XX/2017. An inspection dated 09/XX/2018 noted the repairs are 85% complete with AC condenser, exterior doors and french doors, exterior siding, fireplace insert, kitchen sink,
                    contractor bid         baseboards and trim, master bath vanity, exterior shutters and storage room to complete.  The borrower noted on 07/XX/2019 the contractor will not continue with the repairs due to being paid in full
                    sufficient to cover    for the contract termination. Funds were released to buy doors on 09/XX/2019 and new contractor documents were received on 09/XX/2019.  The claim is pending the final inspection to release remaining
                    repairs                funds.. On 10/XX/2019 the claim is still pending contractor documents or 100% final inspection.  The damage repair amount is estimated at $87,681.77.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7083390499 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 05/XX/2018 Borrower inquired 1098 document. Borrower was sent the document.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2985777763 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6757546688 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower stated curtailment of income as reason for default; borrower concerned about homeowners insurance being changed in the process of getting a new one; borrower setup a future payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster area due to Hurricane XXX (DR - 4337). There is no evidence of property damages.
2198107693 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8166065976 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called to discuss payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6890737020 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind damage that occurred on 05/XX/2016.  Claim funds in the amount of $7384.03 were sent directly to the borrower on 05/XX/2016.  Additional funds in the amount of $5495.49 were sent directly to the borrower on 11/XX/2016.  The claim was classified as enhanced endorse and release. The claim was closed on 12/XX/2016 with no drive by due to the borrower not complying with the terms of the claim.  The unauthorized contractor called on 01/XX/2017 regarding a check.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $12,879.52.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9383414213 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to have property address corrected & will submit current utility statement to local branch.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9677912946 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  05/XX/19-The representative went over confirmation payment with the borrower.

                                           11/XX/19-Spoke with the borrower & IVR authenticated
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2925346104 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 02/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with insurance company who stated claim is in legal/settlement.
                    servicer with          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication of related  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    contractor bid         FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent
                    repairs                bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The comments on 04/XX/2016 referenced a non-monitored claim was opened. A check for $6,835.91 was sent directly to the borrower on 04/XX/2016. Later comments on 05/XX/2018 stated a check for $5,500 was sent payable to the borrower's bankruptcy attorney. Another check for $6,550 was issued to the investor at that time. The claim was reclassified as enhanced endorse and release. A drive-by inspection was conducted on 09/XX/2018; however, the inspector was unable to evaluate the status of the interior damages. The comments at that time of the inspection noted the damages occurred on 03/XX/2016. The remaining funds were released to the borrower on
                                           11/XX/2018. The claim was closed on 03/XX/2019 due to a lack of communication with the borrower and documents missing for the review. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $18,885.91.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6530704023 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/15/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The client talked to the borrower who asked if the last payment had been applied correctly to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane noted on 11/XX/2017, no damage noted.
4471976837 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower inquired to see if they were still paying PMI (private mortgage insurance) the agent advised no.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7279023344 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  12/XX/18-The borrower called in to set up automatic payments to run on the
                                           11th of the months.

                                           12/XX/19-IVR authenticated with the borrower
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8561559035 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Spoke with borrower about general account balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1468651207 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7786488413 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/13/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5530600257 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Talked to borrower who provided 2 payments in the amount of $1445.50 respectively
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1003859954 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9896284590 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower stated would call back to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Declared Disaster Area due to Hurricane XXX; no damage reported.  The borrower declined a "Fannie Mae Extension offer" per commentary dated
                                           04/XX/2018.
5921362723 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On March 19, 2018, the servicer spoke with the borrower and took a payment.
                                           On September 23, 2019, the servicer spoke with the borrower and took a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5211329840 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4741901763 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The representative mailed copy of mod agreement per borrower's request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8096493846 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The authorized third party contacted servicer regarding the receipt of loss draft funds in the amount of $22,000.00 due to claim date of loss on 09/XX/2017, Hurricane XXX. The servicer advised caller to mail the un-endorsed check to servicer and to advise once the full inspection has been completed. Noted 03/XX/2019, the check was released to the borrower via the branch office. Claim is not monitored.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/XX/2017; Hurricane XXX. Noted 03/XX/2019 Loss draft of $22,000.00 received, endorsed and released to borrower from the branch office. The claim is not monitored by servicer.
4060860679 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4372313801 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called with general questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7172860610 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7303420544 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 07/XX/2019 Borrower inquired a confirmation for payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8266068086 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 02/26/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to find out why their payment had not been applied. The agent advised that payment had been applied on 12/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7026215780 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The last contact with the borrower was on 07/XX/2019 to discuss options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8592770399 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called in to make a speed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8643195435 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made promise to pay $1240.31 by 07/XX/2019, owner occupied and discharge bankruptcy referenced.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2982665029 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called to get general information on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6457204384 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower accepted an offer. The details of the offer were not specified.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2016.  Borrower filed Chapter 13 bankruptcy prior to scope of review and was dismissed 11/XX/16.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7716186274 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2021.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The customer requested a payoff quote with a good thru date of 03/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2477829794 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2019 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1194843282 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with customer and inquired about next payment due date and confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6162487321 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3439343675 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5867530446 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a payment in the amount of $941.42.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2253222288 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke to borrower requesting fastpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9636753289 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in about insurance payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1325426156 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated will call back and make payment arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5110014272 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The executor of the estate called regarding the payments.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2009.
                    and documented         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Payment dispute.  Letter sent to the borrower requesting copies of front and back of the cancelled checks or the transmittal
                    [1] Written Dispute -  report to verify the receipt of the funds and where applied.
                    Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                    further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8000073545 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The last contact was made on 4/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5536711321 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7510607251 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  spoke to the customer about the taxes
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Verbal and the reason is tax dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  tax dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5581934144 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The last contact with the borrower was on 07/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1794688928 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1770721650 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in regarding an email received stating the mailing address had changed.  The borrower was advised to send the email in and confirmed the address had not changed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2630706925 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7978915464 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6128848389 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7516139184 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Customer said they made payment but the payment was misapplied. Also
                    closed                 requested to have the late fee waived. The agent made the adjustments and removed the late fee.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer stated made payment but the payment was misapplied. The agent made the adjustment and removed the late fee as requested. Dispute was closed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2741068157 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4177711504 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2286948428 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8169654259 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower requested a statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2443346546 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower was contacted on 05/XX/2019 and advised the modification was completed and the loan was back to normal servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2493682109 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/28/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3519111851 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5139345076 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower accepted promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3823658352 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in 1/XX/2019 in reference to a misapplied payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8940835892 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to verify amount due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9197498310 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Inbound call, welcome call, asked if he was needing assistance, he said no, he filled out the Dodd Frank for his current mod.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8521696966 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8610211880 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Spoke with customer regarding payment methods.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6303894762 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer called in to verify general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9331476242 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9868828050 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/21/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3290736592 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called stated mailed out name change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5855078326 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 5/X/2019, servicer spoke with XXX Confirmation of payment. Explained payment breakdown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3173031603 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7614287934 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/07/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called on 09/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1585995651 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1266044686 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Inbound call from borrower to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment on 10/XX/2017 Forbearance review Hurricane XXX.  No damage reported.  Borrower was out of work for a short period of time.
1256964456 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/27/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to request funds for $834.02  in unapplied to be applied to balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8050525841 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9078793334 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called for assistance making a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3139841683 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Disputing flood zone on the account.  The dispute is resolved and the status
                    from mortgagor         indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower removed the mandatory flood insurance and changed the zone in the system.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4057767029 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to make a fast payment of $2225.57.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area noted on 9/XX/2017. No reported damages.
5845776795 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5964742218 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1212849291 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Third party called in to request year end property tax documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7190477603 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6197946436 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8472209109 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2146901370 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/22/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to customer.  Borrower is deceased and Executor/Heir exists to dispose
                    property; identified   of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4327854689 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke to borrower regarding account balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2302478967 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9603553913 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1796197201 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/14/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower stated they intend to keep the property and continue making payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2019.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3715694862 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower was contacted in regards to an insurance policy rewrite.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4548014880 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/22/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called on 07/XX/2019 regarding a surplus check for from an escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3925435955 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Spoke with customer and authenticated payment. 11/X/17 Performing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1931223501 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2767130261 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower was contacted regarding payment and stated already took care of
                                           it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9278266762 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The was with the co-borrower who advised that the primary borrower was unemployed  and they would do their best to get the payment. The  co-borrower is interested in applying for forbearance .The agent advised of the need for the account to be caught up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9639334318 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower advised of no Fed-Ex envelope was provided to send back information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9695459701 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to get the general status of the account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area 10/XX/2017; no evidence of damages.
2858922642 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to request a payoff
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9948316178 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to discuss their escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster due to Hurricane XXX documented on 10/X/2017. There was no evidence to indicate any outstanding property damage as of the end of the review period.
6172417195 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019, the borrower called to confirm payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9410355733 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Comments show contact with borrower regarding credit cards.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5811976907 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to request a copy of the final inspection report to renew her insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 09/XX/2017 the account noted the property is located in a FEMA disaster area for Hurricane XXX, property damage was reported with a claim filed.  Repairs were completed
                                           100% on 03/XX/2018.
8696709815 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called on 01/XX/2019 to discuss the payment made the prior day and to ensure they would not be charged a late payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6207464148 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to make payments on loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1208109245 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1503407952 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to request copy of documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9528616461 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8470759514 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Authorized third party called in reference to procedure/process review for col fire on date of loss on 3/XX/2019 . Authorized third party spoke with XXX restoration XXX called in to get status of release of claim funds. Rep advised  check sent via fed ex to claim mailing address on 10/XX/19 and is scheduled to be delivered today before 4:30pm.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4594258593 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 07/XX/2019, the borrower called and scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1337728627 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Authorized third party called and proceeded to discuss the bankruptcy case and should not be set up..He filed a chapter 7 bankruptcy and he is not on the note or the recorded deed on the note it does list his father David Navarro. Also, on the schedule A/B he listed that he has no interest in the property.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3409951508 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/19/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The customer requested a fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3129426281 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower requested that their credit be amended.  The borrower was under the impression that they had been making the correct payment amount each month.
                                           Through research, the servicer found that the root cause as to why the borrower's payment could not be applied correctly was never communicated to the borrower.  The period that was impacted was between May 2019 and November of 2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8883941399 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called to get insight on Modification and terms
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9297690172 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to confirm payment made for October.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9186471363 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The servicer spoke to the borrower who stated the signed modification documents would be sent the following day; no additional questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2017.  Chapter 13, case # XXX noted on account with no additional details. Discharged case appears to be from the 2012 filing.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3733975282 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower was contacted on 03/XX/2019 regarding the payment due. The borrower advised they would speak with their spouse about the March payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9666220341 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019 Borrower requested a copy of general documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2528103709 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke to borrower and the borrower accepted a payment cure. Borrower promised
                    closed                 to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the application of funds dated 07/XX/2017 towards principal.  The reversal was processed and the funds were applied towards the payment on 07/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 10/XX/2017 reflects that the property was located in a FEMA disaster area affected by a hurricane.  No property damage was reported.
3763616469 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in for general information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3732817657 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in payment for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4118520014 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Outbound call and spoke with borrower on the file and she advised that she does not want anymore calls on the file and wants to be contacted by mail only.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5046542957 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The customer called in to confirm insurance would be paid in October.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9982242641 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3736187054 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower inquired about a claim filed in 2014 or 2015; agent advised the
                    unresolved and no      servicer had no such claim on file.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/XX/2017 due to Hurricane XXX.  Damage was noted as minor and the borrower paid out of pocket $8000 with no assistance from the insurance company.  The borrower noted on 11/XX/2017 the repairs were ongoing.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $8,000.00.  Property repair is in process.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9381762544 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2018 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On 10/XX/2017, 3rd party authorized executor and POA for borrower 2 promised
                    property; identified   to send copy of power of attorney and copy of death certificate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5825250626 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1671545325 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower contacted and promised to make payment of 1561.01 by 4/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6155394440 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called on 09/XX/2019 regarding their payment not going through on the mobile app. The borrower made the payment over the phone at that time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6816833787 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spouse not authorized call ended
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8235278803 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  09/XX/2018 - talked to borrower requested payoff quote
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4331597407 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with Customer: XXX, ACH letter Sent via US Mail
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6493479096 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower contacted the servicer on 02/XX/2019 to confirm that the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9189256349 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5598189766 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On August 17, 2017, the servicer spoke with the borrower about the account.
                                           On August 14, 2019, the servicer spoke with the borrower about the their insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2177410291 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1280110358 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  12/X/09 Customer called to confirm mailing address on file is correct
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2977669606 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6698697399 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5130876138 2        [2] Environmental      LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    Damaged Interior -     PAY HISTORY: The loan is next due for 01/XX/2020.
                    Active insurance claim BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to advise the payment was sent.
                    but unclear who holds  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 09/XX/2018.  Claim funds in the amount of
                                           $5882.47 were endorse and released on 10/XX/2018.  Damage was due to a sewer backup.  Additional funds in the amount of $4947.73 were endorse and released on 11/XX/2018.  The claim was classified as enhanced endorse and release.  The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on 03/XX/2019 returning 1% completion.  The details of the damage and status of repairs were not provided and the claim was closed on 03/XX/2019.  The damage repair amount is estimated at $10,830.20.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2815390955 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower was contacted and advised the modification was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5736938720 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/18/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 - talked to borrower - received a promise to pay $1262.87 by
                                           04/XX/2018 as a repayment plan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6532282287 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4667014245 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with the borrower , general comments  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1353632493 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Representative spoke with the borrower. Comments did not state what the conversation was about.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5996504922 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 07/XX/2018 Borrower called and promise to pay for 07/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8990787038 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to confirm insurance renewal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9728330644 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower was informed that the late fee in the amount of $17.989 was
                    unresolved and no      waived as a courtesy.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The homeowner reported on 12/XX/2017 that had a lot of repairs done on the property related to the hurricane.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 12/XX/2017 reflects that the property was located in a FEMA disaster area affected by Hurricane XXX.
9256473914 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke to the borrower and advised the 1098 form will be sent via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6448417161 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1658796619 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2675173131 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower consented to proceed with ER interview
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8307063848 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The authorized 3rd party promised to make a payment in the amount of $52.05 further communication  at the Branch on 11/XX/2019.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Premium insurance increase dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  03/XX/2017, Commentary states premium insurance increase dispute. The issue was reviewed and a Corporate advance was granted.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster area due ti Hurricane XXX. No evidence of property damage.
4360599681 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Agent spoke with co-borrower to advise that the modification is complete and ready for servicing .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7943815676 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a promise to pay and cited illness as their reason for
                    insurance claim but    default.
                    unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 09/XX/2017 due to Hurricane XXX.  Claim funds in the amount of $27031.76 were endorse and released at the branch on 01/XX/2018 and the claim was classified as enhance endorse and release.  The claim was closed on 05/XX/2018 due to the borrower not complying with the terms of the claim agreement.  A drive by inspection was conducted on 08/XX/2018 resulting in 0% completion.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $27,031.76.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1148045390 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was contacted on 08/XX/2019 regarding the payment due. The borrower promised to make their payment on 08/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1712956251 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On 05/XX/2017 Borrower requested to change mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2508328466 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  spoke with the borrower to update mailing address
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1995207243 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2950411700 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/28/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The 3rd party daughter was advised the claim check would need to be endorsed
                    servicer with          for the Wind Damage claim on 7/XX/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2017.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                    [1] Mortgagor Deceased TITLE ISSUES: There is no evidence of title issues.
                    - Executor/Heir exists PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Wind damage on 7/XX/2019  The damage repair amount is estimated at $6,017.34.  Property repair is in
                    to dispose of          process.  The property condition is UTD.  The current occupancy status is owner occupied.
                    property; identified   ADDITIONAL INFORMATION: N/A
                    and documented
9322475845 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1258705721 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/27/2018 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in for the balance and general information.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 10/XX/2017 to report a claim for water damage that occurred on 12/XX/2012.
                                           The borrower called in on 11/XX/2017 to report a claim for hurricane damage that occurred on 09/XX/2017.  The borrower stated has checks to deposit and would call back.  The details of the damage and status of repairs were not provided and there is no evidence of funds being received.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.
6052944976 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to make promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9641381056 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower set up a promise to pay due to excessive obligations.  Borrower
                    property; identified   is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1841961203 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 7/XX/2018, servicer spoke with XXX regarding general information/letter recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3214964913 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Inbound call from customer to inquire about why the payment went up and was advised that the taxes and insurance increased
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3860141609 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8471252152 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower contacted the servicer on 04/XX/2017 to inquire about the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2270178772 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/13/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1471640412 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/31/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to get a copy of their modification documents sent to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4863962026 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer called due to their payment increased. They were informed it was due to the insurance increasing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9572536614 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/23/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to borrower and said the primary reason for delinquency is payment
                    closed                 dispute. The borrower accepted a payment cure. Borrower promised to make a payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in to dispute the payment. The borrower accepted a payment cure.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.  No damages were reported.
2583073561 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/29/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8090302793 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/27/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called regarding the Wind Damage letter received. The borrower
                    [1] Damaged Exterior - was advised the claim funds are present in the amount of $7,186.49 and additional documents are needed to proceed with the claim.
                    Active insurance claim EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    and funds held by      responded and appears issue is closed.  Bk payment history dispute
                    servicer with          REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                    indication of related  FORECLOSURE: No evidence of current foreclosure activity.
                    contractor bid         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent
                    sufficient to cover    bankruptcy status is active.  The proof of claim was filed 06/XX/2016.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                    [1] Verbal Dispute -   PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Wind damage on 8/XX/2017  The damage repair amount is estimated at $7,186.49.  Property repairs have
                    Servicer responded and not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                    appears issue is       ADDITIONAL INFORMATION: N/A
                    closed
3209156956 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/03/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2017.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1590985151 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8478337563 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The customer called to make a payment for that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5828867009 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  inbound call from borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1932131064 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The co-borrower called to check the status of the modification agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8455010937 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5022038073 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8670655412 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called regarding payment confirmation
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3849861985 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to get late fee waived on payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1691835824 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to request the final inspection.  The inspection was set and noted as 100% complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                                           A claim was filed for water damage that occurred on 11/XX/2015.  The claim was closed on 02/XX/2019 with all funds released and a 100% inspection dated 02/XX/2019.
7186688726 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called about making a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5278693151 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called with questions regarding escrow analysis. Comment dated
                                           03/XX/2019 borrower stated they did not  receive their year end statement. Borrower updated their mailing address on 02/XX/2018. Comment dated 12/XX/2017 borrower called for next payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.  Comment dated 04/XX/2017 cites case was opened to add an unsecured creditor.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9189778594 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower accepted a repay plan on account to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2088459102 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9435069252 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2009.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6812453274 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was contacted on 11/XX/2018 regarding the past due balance. The borrower made a payment and scheduled another one for 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2853930761 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3517769123 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 -- Talked to borrower -- accepted repayment plan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5826936194 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/04/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1410125168 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to find out if they can get a lower interest. The borrower was advised of the Refinance option and informed that there were no modification offers at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8854293367 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was advised the modification was completed and the loan has returned to normal servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6206967468 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5624901145 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6180965774 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8648853772 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The co-borrower was contacted as a standard follow up call regrading the final inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed and has been classified as endorse and release.  Notes indicated this on 8/X/19.
7300172671 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called to inquire about shortage.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Dispute noted on 12/XX/19 about date of first delinquency.  The servicer reviewed information as valid and dispute resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3861229478 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated that they received final modification documents and will sign and return them as son as possible.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9164004797 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 08/09/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8364234883 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1461577605 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8434907640 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower agreed to set up a payment in the amount of $1183.83.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5397810146 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called regarding the loan payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5078473602 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was contacted to correct information for ACH which was to start drafting on 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6933649346 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in 10/X/2019 to comment on an autocharge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There are no collection comments from 10/X/19-12/XX/19
2292194182 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Loan is performing and borrower has been responsive to servicer contact efforts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5819323004 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer called the servicer on December 17, 2019 to advise that a payment was made towards the escrow shortage on the account.  The customer had questions regarding figures on the billing statement received and the servicer representative answered the customer's questions. Servicer advised the account was due for the January 1, 2020 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 01/XX/2019.  Payment change notice was filed as cited on 05/XX/2019 with the effective date of 07/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8522697358 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower wanted to know if we could forgive the $172,100.00 balance and don't know where will get that money to pay us. While checking to see where to transfer the borrower, borrower hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2520691853 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in for account status information.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting and account liability.  The review determined the borrower is liable and the account was confirmed reporting accurately.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  A claim was filed for hurricane damage.  The claim was closed on
                                           12/XX/2017 with all funds released and a 100% inspection dated 11/XX/2017.
9081123615 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6362904804 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3902927318 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called regarding disaster assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area for Hurricane XXX noted on 01/XX/2019; no evidence of damages.
4009012254 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8308171295 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8386456261 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9281208881 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/15/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in 10/X/2019 with questions about escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9046731030 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 Borrower stated will make payment on Monday.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3164752849 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1173367408 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The called to find out if servicer still debits the account twice a month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1330285991 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Advised payment would be made through daily wire process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6858296707 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/21/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 02/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called in and requested a name change packet.  Packet requested
                                           11/XX/2019.  The borrower stated on 11/XX/2019 intent to walk away from property as it was under water, and it would be difficult to rent or sell as it needs repairs.  The borrower has stated past concerns over the safety of the neighborhood.  Borrower cancelled monthly ACH on 11/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3654818554 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called made a promise to pay.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Escrow analysis dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  01/XX/2017 Commentary states Borrower is disputing escrow analysis. The borrower was sent a copy of their escrow analysis and the modification agreement. The issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4401522971 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8626736863 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Duplicate payment processed, the borrowers email address was added to the file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2663453133 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Comments show contact with borrower regarding statements not being received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1932541124 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The representative informed the borrower that the system maintenance on the
                    unresolved and no      account has been completed and advised the countersigned modification documents have been mailed to borrower. The borrower already scheduled first post modification payment.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX. The borrower noted on
                                           10/XX/2017 the primary damage was to the carpet and it has been replaced.  The details of the damage were not provided and there is no evidence of a claim being filed or an inspection confirming repairs complete.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3481694013 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  outbound contact made with borrower to discuss financial counseling .
                                           Borrower declined offer stating he doesn't need coaching and not interested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3836063267 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in 5/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8227506602 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower returning Servicer's call on status of account. Agent informed
                    property; identified   borrower the final signed BAU documents were received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2011.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1086169936 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Loan is performing and contact with borrower is minimal.  Borrower is
                    [1] Mortgagor Deceased deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2019.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9076796587 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower scheduled a principal only payment for $200.00. Comment dated
                                           10/XX/2018 borrower stated they filed bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9201739241 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower requested a copy of the loan modification. The servicer sent a copy of the agreement to the customer's email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7241712469 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8956597355 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  inbound call form borrower to inquire on refinancing loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3792229756 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2395600071 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2431127574 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8059724983 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower has been making regular payments since the modification was
                    closed                 completed.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The servicer responded on December 20, 2017, to the payment amount dispute issue.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6592893259 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2019.  The proof of claim was filed 09/XX/2015.  Notice of Filing Trusts Report and Account and Order  Fixing Deadline for
                                           Objecting Thereto received closed 10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4925008889 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower is not interested in loss mitigation assistance. Borrower promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Details not given
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7575086063 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 08/XX/2018 Borrower requested fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4674472073 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9605936246 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/07/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to discuss misapplied payment.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6915047971 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3758275593 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1122148473 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8578331221 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower was contacted to fix an address discrepancy on the homeowner's policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5909174492 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  insured's request cancellation is for a different policy
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4618164000 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1655950521 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer requested a copy of the loan modification. The servicer emailed the borrower a copy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7436195472 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to request year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9274214740 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in regards to policy letters received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4046853854 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8542604543 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Advised the borrower on how to change insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6662584038 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/23/2018 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6575392584 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was contacted and advised their modification is completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 10/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
5490056473 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/06/2020 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The authorized 3rd party advised they forgot to mail the payment and promised to pay $1,825.25 by 1/X/2020.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2160749956 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called for general insurance information regarding escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9873626702 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  10/XX/19 customer called for confirmation of payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments dated 09/XX/2017 reflect that the property was located in a FEMA disaster area affected by Hurricane XXX.
                                           No collection comments from 10/XX/19-12/XX/19
3793639014 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8203883107 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called to make payment of 101.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3797925788 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower request for assistance.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is 04/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7923173398 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3965778931 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2121493171 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The servicer spoke to the borrower who made a payment. Borrower called inquiring about the insurance refund and as to why their payment was not adjusted. Associate apologized and informed the system is not set up to automatically make the change and since they did not call it wasn't done and the analysis has to be done manually. Associate informed borrower they have set a task for the analysis to run and provided borrower estimated payment amount of $2,171.83 effective with the January payment and a possible escrow surplus refund in the amount of $1,443.48 which would be mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8380862311 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Contact was established with the borrower's spouse on 08/XX/2019 who made a
                    [1]                    promise to pay.
                    Damaged/Occupied/FEMA  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Zone - Active          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    insurance claim and    FORECLOSURE: No evidence of current foreclosure activity.
                    funds held by servicer BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    with indication of     LITIGATION: There is no evidence of litigation on the file.
                    related contractor bid TITLE ISSUES: There is no evidence of title issues.
                    sufficient to cover    PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower called on 09/XX/2017 advising a bedroom was subjected to flood damages caused by
                    repairs                Hurricane XXX. The notes on 10/XX/2017 referenced an enhanced endorse and release claim was filed for the damages caused on 08/XX/2017. A check for $11,407.59 was endorsed and released at a branch office on 10/XX/2017. The comments on 02/XX/2018 indicated the claim was suspended due to no funds in restricted escrow and no communication with the borrower. A drive-by inspection was conducted on
                                           07/XX/2018; however, the interior of the home could not be assessed. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $11,407.59.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX on 08/XX/2017 as noted on 10/XX/2017.
4113484757 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6929283644 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Last contact with the authorized third party promise to pay on 05/XX/2019.
                                           Borrower stated had servicing problems. Borrower previously declined HAMP modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1387616231 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary states spoke with borrower regarding the prepayment penalty on the loan payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Discharged Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9580168924 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3943206156 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6202170899 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The Borrower called  for payment confirmation
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4913760414 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/16/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3623837908 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower was contacted on 12/XX/2018 and was advised a recast agreement was being sent out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9500224653 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in 3/X/2017 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1661072981 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower needed assistance with payment and online access.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3450148490 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in for account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9377455312 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3164404305 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7823730199 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower inquired about loan refinancing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5370849319 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The servicer called the borrower regarding account status. The borrower made a promise to pay of $1030.00 for 3/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2019 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8377016510 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The last contact was made on 3/XX/2019, in which the borrower had a payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 11/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
7360977496 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called  about the final inspection to close the claim. They were informed a request would be submitted to the inspection team and once they are advised of the results of the inspection the claim would be closed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Inspection confirms repairs for damages completed 100% 11/X/2019.
2019576348 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5123120696 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower who made a fast pay.  Borrower pays last few days of month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8247485571 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower contacted the servicer on 10/XX/2018 to request a copy of the loan payment history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7263487568 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/06/2020 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Contacted authorized third party who stated had forgot to pay and made payment that day and promised another payment for 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3785072094 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Discussed the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4091432454 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke to the borrower and advised of modification pages to sign.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5024640422 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in for a verbal payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9467717930 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The servicer discussed escrow with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  (See comments dated 03/XX/2017.)
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4793127804 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower said she wanted a refund of appraisal that she paid for on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9352359197 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  General comment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8191568924 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4480450973 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On 09/XX/2017 Borrower inquired general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7455558267 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3234779148 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower promise to pay $1,139.61 drafting on 01/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7006044054 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower had questions regarding payment  application.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3539273675 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9560884425 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 02/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower and updated their ACH drafting information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6936097442 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2949376902 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to inquire on an assumption of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8120465302 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called with questions about the previous modification incentive in 2011.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1936039848 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 8/XX/2019 the borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5181221930 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called due to increase in premium. The borrower that adjustment was may to the new premium amount and to allow time for refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2011123074 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Bankruptcy details not given.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4848012012 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2247522434 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Outbound call, I advised modification is complete and all payment options re-opened.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 06/XX/2018.  A motion for relief was filed 08/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2520879981 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower advised that they still wanted to continue the recast, but they no longer have the acceptance form and they are requesting another form be sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6101988937 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4206193286 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/02/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Authorized 3rd party, bankruptcy attorney, called to request reaffirmation and was advised it was requested on 08/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2814823007 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called regarding letter received( incentive)
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8392393666 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The co-borrower could not make a promise to pay, citing illness.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2152306909 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3359236842 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/03/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 01/XX/2018 Borrower inquired an escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9438604467 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5278604609 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4232213771 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called regarding payment being missapplied
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7291734339 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in with general questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5623974740 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  11/XX/19 borrower call to verify monthly payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 08/XX/2017; Hurricane XXX and Hurricane XXX. Damages completed and claims are closed.
5621876052 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/19 the co-borrower called for status on a payment. The agent verified the account with the part including the insurance premium of $353.00 and the lender place insurance premium of $648.60.  The party wanted to know why the amount changed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7092689931 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9817380862 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower promised to make a payment in the amount of $4233.01 via Easy
                    property; identified   Pay  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Borrower is deceased. Commentary dated 12/XX/2018 reflects Co-borrower was updated as primary.
4143971633 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7844435260 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrowers' call was transferred to release.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5155168429 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to decline mod assistance.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1068384817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Teh borrower called tomake a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9435944579 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Spoke with Borrower 2, accepted promise to pay 1/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3101032423 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to confirm  principal only payment and also to move autopay date to the 8th.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1876787113 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower inquired about removing PMI.g
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8179727160 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9223408260 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6444291387 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8637700297 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  inbound call from borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1086025909 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a payment. Curtailment of income noted as the reason for default (resolved). The property is owner occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9925404952 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7287143399 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3081882290 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a payment.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 borrower added their son to the warranty deed.
3115499923 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4752439067 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/08/2018 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was contacted regarding the status of the repairs and stated the
                    funds or covered by    contractor is dragging their feet.  The borrower stated work should be done in a couple of months.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 01/XX/2017.  Claim funds in the amount of
                                           $29304.16 were received on 04/XX/2017 and were endorse and released to the borrower on 04/XX/2017.  The claim was classified as enhanced endorse and release.  The borrower noted on 02/XX/2018 the repairs should be done in a couple of months, the contractor is dragging their feet.  A drive by inspection was completed on 06/XX/2018 due to the borrower not complying with the terms of the claim agreement.  The results were 0% completion.  The claim was closed on 06/XX/2018.  The details of the damage and status of repairs were not provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9939431314 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to inquire about escrow analysis.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7955080457 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Servicer spoke to the borrower regarding general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7950363855 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 Borrower called made a promise to pay on 06/XX/2019. Borrower not interested in mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  06/XX/2019 Commentary states discharged Bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3544134347 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8150104734 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4925343802 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called with questions about the loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7776467013 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/19 spoke with a third party relative and manually authenticated a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7514439676 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower has been making regular payments. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Property was in a FEMA declared disaster area DR-XXX as of October XX, 2019
7930765034 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to inquire on the balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6860796607 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9668127823 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9004342728 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The agent updated the borrower property address
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5697639192 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with the borrower about the inspection.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The borrower was disputing the capitalized interest balance on the statement and perceived it as an additional payment added to the loan in unfair business practices.  The borrower requested to have the interest rate fixed to stop the rate increases.  A resolution letter was sent to the borrower on 04/XX/2017 stating no bank error was found with explanations of the capitalized interest and the terms of the modification.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.  A claim was filed for hurricane damage.  The claim was closed on
                                           08/XX/2018 with all funds released and an inspection dated 08/XX/2018.
6107801019 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6895111889 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4545212304 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2384044936 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower contact made and borrower agreed to make a payment of 1905.87 effective for 4/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9219644995 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquiry in regards to the bankruptcy verbiage on the statement stating that the debt was not reaffirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9529010510 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower advised that payment iao $759.31 would be made 8-31-19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17
6268253518 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5406378687 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1112522002 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2016888849 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Spoke to borrower and went over escrow shortage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5035772610 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The authorized third party called in to advise has not been contacted for the
                    [1] Written Dispute -  inspection.  The borrower is leaving the country in a few days and if the inspection isn't completed before, then will need to complete after June 10th.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer within 60 days and no  responded within 60 days and no further communication from mortgagor.  Servicer received credit dispute from borrower. Servicer indicated borrower was liable for account in question, which was further communication  reported as current.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects an inactive bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 03/XX/2018.  Claims were filed for hurricane and water damage.  The claim was closed on 06/XX/2019 with all funds released and a 100% inspection dated 05/XX/2019.
9787146475 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in reagrding payment pending on 11/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2818351672 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018 Borrower made a promise to pay.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  07/XX/2018 Commentary states Borrower was disputing credit reporting due to Forbearance modification.  The issue was reviewed and resolved on 07/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5932265438 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2016.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6803253167 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3570704538 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to discuss the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for flood damages caused on 08/XX/2016. The comments on 06/XX/2017 stated an inspection was received showing the repairs were completed. The final draw of funds were released on  06/XX/2017.
2486707632 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower contacted the servicer on 07/XX/2018 to inquire about the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8039360816 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Spoke to borrower and advised that the name listed on the policy must match the name listed on othe loan.  Advised borrower that her last name has changed and that she would need to speak to someone about that.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1763488300 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7516823817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The agent explained the escrow shortage that needs to be paid even though, even though it has been removed from the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5751242108 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6598773753 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke to the borrower and confirmed the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8325293139 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5369948338 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was advised the payment that was made in error was refunded and
                    closed                 provided tracking numbers.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing a misapplied payment.  Funds in curtailment and suspense were to have been applied to a payment.  The late charge is to be removed.
                                           The payment was reversed and reapplied on 03/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5467735696 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4405719120 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1131650417 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Customer contacted the servicer on October 10, 2019 to cancel auto-drafting
                    closed                 on the account, effective in November 2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The servicer spoke with the borrower regarding the 2/X/19 past due installment. The borrower disputed the amount owed. The servicer researched the matter and discovered that a payment was mis-applied to principal. The mis-application was corrected and the account status was updated to current. There was a previous complaint by the borrower regarding the mis-application of payments (10/XX/17) that was resolved on 11/X/17.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8626608430 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called on 07/XX/2019 to determine if a payment was scheduled to
                    unresolved and no      draft.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] MI Not Being Paid  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    As Required            LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Commentary dated 9/XX/17 referenced the roof was damaged due to Hurricane XXX. The borrower advised they filed a claim; however, no claim information or documentation was provided. There was no reference to the repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
9158808093 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower made a document copy request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2074847113 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7747866614 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 06/XX/2018 Borrower was called to advise system maintenance is completed and loan is back to normal servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2274447990 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1785099724 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7338286564 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7756904080 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower inquiry in regards to home inspection results.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1405592806 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The authorized third party contractor called in regarding the draws status
                    insurance claim but    for the water claim. The draw was approved the day before.
                    unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 01/XX/2017.  Claim funds in the amount of
                                           $18038.75 were endorse and released to the borrower on 08/XX/2018.  The claim was classified as enhanced endorse and release. Prior claims for water damage were closed with inspections.  A drive by inspection was ordered for this claim on 01/XX/2019 and completed on 01/XX/2019 with 1% completion with no visible damage noted.  The claim was closed.  The damage repair amount is estimated at
                                           $18,038.75.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                                           A claim was filed for water damage that occurred on 12/XX/2016.  The claim was closed with all funds released and an inspection dated 09/XX/2018.
3367567235 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7220707040 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2753542224 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019 Borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1549989617 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Loan is performing, No contact with borrower since 7/18 despite continued
                                           efforts from servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7021126375 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in payment for $2,068.03 for 2/XX/2019 and states reason for delinquency is due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1157504173 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 05/17/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower requested that the $78.85 from suspense be applied to the principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 04/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2788489212 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 03/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower to correct reporting stating partial payment made, will further communication  submit request to correct.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Payment dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1803890227 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5483643399 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower with assistance in enrolling in automatic payment system to begin on 8/X/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2014881380 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to find out if the loan extension agreement needed to be
                    insurance claim but    notarized.
                    unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  The borrower stated
                                           repairs are needed.  The borrower called on 10/XX/2017 regarding a check received for repairs and was provided loss draft department.  The claim was closed out on 11/XX/2017 due to no check activity.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9014574576 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/23/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called and asked why his payment had changed.  Agent advised there was a shortage on the account and the payment was going up with the February payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 12/XX/2015.  Borrower was contractually current at time the bankruptcy was filed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5071822505 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with borrower,who called and advised they received a current tax bill.
                                           Agent advised received bill electronically.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster area due ti Hurricane XXX. No evidence of property damage.
4409004606 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower advised she did not wish to continue with the recast agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8253096431 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/13/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact was made on 7/XX/2018, in which a third party had a credit
                    closed                 dispute.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a credit dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4238770303 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to make sure payment was scheduled for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8100357826 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  paper statements suppressed requested
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2927325560 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/29/2019 0
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 12/XX/19 the borrower requested stop all communication.  The borrower promised to pay $1,343.94 by 12/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7462634776 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke to borrower, borrower stated signed and returned the recast letter,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3817208619 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2018 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with the third party about the name change.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9462513593 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke with borrower and he accepted the recast offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4295786984 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower contacted regarding insurance information, borrower provided information and policy number for hazard policy to be requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 09/XX/2016.  The claim was closed on 07/XX/2017 with all funds released and a 100% inspection.
3077955068 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The last contact was made on 9/XX/2019, in which the borrower requested a copy of the mortgage note.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9315675105 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7202848187 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called in regarding the most recent payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3117492230 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called to confirm payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called in regarding an insurance claim check in the amount of $253 for wind damage that occurred on 04/XX/2018.  The funds were endorse and released to the borrower on 04/XX/2018 due to the claim being classified as non-monitored and no inspection is required.
6871220771 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The authorized third party was advised the late charge was waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1143441375 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 7/X/2019, borrower , Ericka Quomsieh called in regards to disclosure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2355438829 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to add an authorized 3rd party to their account to be able to release information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1550573790 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in regarding the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5251845903 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019, the borrower called in to check the status of payment refund.
                    further communication  The borrower was advised that the refund was already received 10/X/2019 and was put back into the escrow account.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2015.  The proof of claim was filed 10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2651376945 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Loan is performing and contact with borrower is minimal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1904753664 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower was unable to offer a ptp
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3810228793 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9145794857 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in 6/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5541592543 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower had questions regarding their payment. Comment dated 04/XX/2018 borrower had questions regarding bankrptcy statement. On 11/XX/2017 borrower wanted to know rates and amount captialized.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7152983983 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  spoke to borrower to inquire on general account info.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7519390284 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2352766149 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4047104429 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7331093984 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7010904085 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/07/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7550201782 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1014041276 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower contacted the servicer on 03/XX/2018 to inquire about mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6492922201 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make payment arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7396142760 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5346925513 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9371818992 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9694260245 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9837673857 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The last contact was made on 7/X/2019, in which the borrower confirmed a payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3463703082 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8820756032 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2115971749 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The servicer advised the borrower the modification is complete and advised of the next due date of 02/XX/2018.  The borrower was provided payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6483350046 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer called the borrower regarding payment. The borrower made a promise to pay of $795.73 for 4/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6356732314 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with borrower to confirm payment and update email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1045608409 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states spoke with borrower regarding the general status of the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3132855908 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2761989963 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7515854158 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with borrower regarding account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5785938940 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5010384749 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5668798313 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6354978881 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Spoke with the borrower about the prepayment penalty and loan payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1826279648 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower set up ACH to draft the 16th of each month starting in October
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8151404975 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The last contact was made on 9/XX/2019, in which the borrower had a balance inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2265797674 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9696759054 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in 10/XX/2019 to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1455698218 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Borrower inquired about general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1951667158 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promise to pay $441.15 drafting on 08/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1111776096 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The authorized third party called stating needs another week to send in updated documents for the name change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1063173189 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states spoke with borrower regarding general information about the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
4627244158 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The servicer discussed the loan modification and incentive with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5795641952 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to request 1098 forms for 2016 and 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2001059650 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in due to not receiving statements and confirmed the principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9250275411 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5749086171 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1774890546 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9219919496 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/25/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The representative advised the borrower to call customer service for new
                    property; identified   escrow analysis to be ran on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6941639263 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower/authorized party requested a payoff.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3669866350 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9394529187 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in 11/XX/2017 with questions about year end.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8532286726 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4034717780 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to discuss escrows
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6226685922 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6243526314 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in and requested that their payment be reapplied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA declared disaster area due to Hurricane XXX on 10/XX/2017.
8157943892 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8149197601 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6676618877 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower to make a promise to pay. The representative advised the borrower of the late charge impacts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9254629174 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in 9/XX/2019 with questions about escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8294571690 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Refinance General
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5517822501 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary state spoke to borrower and borrower provided verbal authorization to speak with spouse. Spouse had general questions regarding the account and requested to know why refinance loan was denied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2537204339 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower advised will make the November payment.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 05/XX/2016.  Settlement claim funds in the amount of $15184.98 were endorsed at the branch on 06/XX/2017 and classified as enhanced endorse and release.  The borrower was advised of the inspection requirement to close the claim.  The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on 07/XX/2018 with 0% completion.  The property is in a gated community.  The details of the damage and status of repairs were not provided and the claim was closed on 07/XX/2018.  The damage repair amount is estimated at $15,184.98.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2359636322 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in regards to confirmation of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4572676422 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4682385410 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in 3/XX/2018 with general comment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8708926366 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made a document request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3591995536 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower returned the RM call, advised that it has been notated on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4188180997 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to discuss their taxes. Spoke to borrower on
                                           12/XX/2019, called in to make a payment.  Last contact with borrower, loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA Disaster declared for Hurricane XXX; no damages reported.
3087878300 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower confirmed that they received a letter stating new RM. Relationship
                                           Manager discussed other options available to the borrower in order to aid with catching up on bills.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7196369302 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 Borrower updated automatic draft on account to withdraw payments every 2 weeks.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4524992012 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called in promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 10/XX/17
3217620368 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Commentary states spoke with authorized third party regarding someone who was taking pictures of the home.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2014.  Discharged Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4791374539 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  One of the borrowers called on 09/XX/2019 inquiring about the quit claim deed
                    [2]                    and if the other borrower could move back into the home if they passed away.
                    Damaged/Occupied/FEMA  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Zone - Active          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    insurance claim but    FORECLOSURE: No evidence of current foreclosure activity.
                    unclear who holds      BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    funds or covered by    LITIGATION: There is no evidence of litigation on the file.
                    bid                    TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The comments on 10/XX/2017 indicated a monitored claim was filed for wind damages caused by Hurricane
                                           XXX on 09/XX/2017. The notes on 10/XX/2017 stated the adjuster's report was receive showing cost to repair is $9,090.29. A check for $3,155.80 was received on 10/XX/2017. On 04/XX/2018 the claim was reclassified as enhanced endorse/release and the funds were issued to the borrower. However, the check contained an error and was reissued on 08/XX/2018. Inspection results were received on
                                           01/XX/2019 from a drive-by inspection. The inspector noted 0% of repairs completed. The claim was closed at that time. There was no evidence of any repairs being completed.  The damage repair amount is estimated at $9,090.29.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments indicated the property was located in a FEMA disaster zone for Hurricane XXX on 09/XX/2017.
7914342532 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Agent spoke with borrower about the cancelled insurance policy and force place lender insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.
8702073815 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower advised of property intentions, no in need of assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3721259804 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in regarding insurance.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2600491569 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Loan is performing and contact with borrower is minimal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3292802806 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in regarding the escrow analysis.  Borrower is deceased
                    property; identified   and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8379276113 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/25/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called with general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1719658664 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Called the borrower advised mod maintenance complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4775629208 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke to borrower, borrower requesting BK code be removed, advised payment received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1438253162 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3965556892 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2762681741 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to discuss the mortgage assistance packet received in the
                    [2] Loan is in         mailed and how to add the spouse as an authorized party on the account.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2017.  Chapter 13 Bankruptcy under case number XX-XXXXX.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1121826428 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  Unable to locate case # and filing date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4972874835 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called and requested detailed explanation about the corporate
                    [2]                    advances. Borrower scheduled a payment by phone.
                    Damaged/Occupied/FEMA  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Zone - Active          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance claim but    FORECLOSURE: No evidence of current foreclosure activity.
                    unclear who holds      BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    funds or covered by    LITIGATION: There is no evidence of litigation on the file.
                    bid                    TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 08/XX/2017 due to Hurricane XXX.  The borrower noted water damage. Claim funds in the amounts of $6835.94, $146.94, and $2590.84 were endorse and released to the borrower on 11/XX/2017.  The commentary dated 12/XX/2017 states the subject property was totally destroyed by the hurricane and FEMA offered $95000.  The borrower requested a payoff quote.  No further information regarding the damage was provided.  The damage repair amount is estimated at $104,576.72.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1015323920 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Spoke to borrower, borrower not able to commit to payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4549203629 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2076032788 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Spoke to borrower2 - advised mod complete- borrower 1 was in accident &
                                           waiting for dr release to go back to work.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5096807188 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 03/XX/2020.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Comments show borrower had a payment dispute related  to bankruptcy payment. Comments show issue research and resolved in the past.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5628668991 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 - Authorized 3rd party returned call -- advised of new recast agreement that will be mailed in September that needs to be returned back before deadline listed on agreement.  Regular monthly payment will need to be made in September
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8861479803 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/21/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower brought the claim check to the branch for endorsement.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and there were multiple leaks.  Claim funds in the amount of $6380.36 were endorsed at the branch on 01/XX/2018.  The borrower stated on 01/XX/2018 the deductible was $8000 and the lowest estimate was $21000.  The borrower noted nine leaks.  The borrower noted on 03/XX/2018 the insurance didn't want to pay for the repairs.  Additional funds in the amount of $17726.94 were endorse and released at the branch on 12/XX/2018.  The claim was classified as enhanced endorse and release. A drive by inspection was conducted on 03/XX/2019 due to the borrower not complying with the terms of the claim agreement.  The results were 1% completed with the property being occupied.  The claim was closed on 03/XX/2019 with no confirmation the repairs were completed.  The damage repair amount is estimated at $24,107.30.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3830557558 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The authorized third party called in stating made an additional payment at the branch and requested to have the payment refunded.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7585631462 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7705740943 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The third party stated that the insurance that had been paid in March was further communication  personal insurance from one customer which did not include home policy, new insurance paid in October is current home insurance.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The account was reviewed and determined credit reporting was accurate.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9498046847 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower inquiry in regards to the increase in payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1607818507 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On, 9/X/2019, borrower was called for general servcing.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded
                    Servicer responded     within 60 days and no further communication from mortgagor.  Overturned. Hardship letter within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    further communication  FORECLOSURE: No evidence of current foreclosure activity.
                    from mortgagor         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4250122966 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower was contacted on 09/XX/2019 regarding the payment due. The borrower advised they forgot to mail the payment and made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7785238655 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Options discussed when response was provided to customer regarding deferral
                    closed                 amount.  Prior Mod completed 9/202012
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Interpreter and customer called on 7/XX/2019 to get deferred amount from 2012 modification waived.  Responded that this cannot be done as $10k in incentives has already been given.  Customer wanted to refinance for existing principle only minus the deferred balance.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1626107244 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4172870579 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Spoke with borrower and advised of the step rate m od and final interest rate adjustment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9721402284 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3064139580 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2005.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4545598816 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Commentary states spoke to borrower regarding general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6982596368 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower advised will pay $1435.58 on 05/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2937525348 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower wanted to make sure spouse was receiving alerts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3618359426 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called regarding a letter received about bankruptcy- only show letter about escrow statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1374139656 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5850168452 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/01/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Third party called and was transferred to customer service to discuss general loan modification questions. Call was interrupted due to other call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1846606778 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower contacted the servicer on 12/XX/2018 to schedule a payment in the amount of $25.41 to cover the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7444131454 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8247994692 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On 09/XX/2017 Borrower wanted to know if could skip a mortgage payment due to natural disaster impact. Borrower was advised of 90 day grace period and a  forbearance plan. Borrower decided to keep the ongoing ACH and will call back if decides to pursue the forbearance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
6588265147 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower contacted, set up payment arrangement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9966232498 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The servicer called and spoke with the borrower who stated the documents were sent on Tuesday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
2917753186 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to discuss their March payment. They made it to the previous servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6339628748 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2012.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4333170227 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4234777348 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The proof of claim was filed 03/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1248036211 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7884293513 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower requested copies of documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8657218987 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The loan is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5352449125 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1134837808 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5917796128 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5110582858 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with third party advised will waive late charge as a one time courtesy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5948407310 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Loan is performing and there has been no contact with borrower since loan modification in 6/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.
                                           The most recent bankruptcy status is active.  Borrower bankruptcy, filed prior to scope of review, is pending.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2845266778 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in promise to pay 10/19 $560.40
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3532143309 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called on 06/XX/2018 stating they forgot to mail their payment.
                                           The borrower promised to make their payment on 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2005 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 01/XX/2017 indicated the property was located in a FEMA disaster zone for Hurricane XXX on 10/XX/2018.
1925169636 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to report a new claim for cause of loss hail on date
                    closed                 of loss 05/XX/2019 and for procedures and process for claim check in amount of $6166.82. The agent advised of the process and borrower will go to branch to have the claim check endorsed. The claim is classified as a non monitored claim.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Prior Servicer escrow analysis dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  03/XX/2019 Commentary states Dispute on prior Servicer escrow analysis. The issue was reviewed and resolved on 03/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5978397451 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  General comment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2343671052 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Processed borrower's payment and waived the late charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2932282702 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6431613437 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9649179958 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower accepted a promise to pay. Payment plan toe is 21. Associate spoke with borrower regarding general information on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2758164025 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called regarding the name on the escrow check should not include the
                    [1] Mortgagor Deceased name of the estate just their name only.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2014.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3764214368 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/29/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 1031/19 the co-borrower advised change of insurance carrier and want to further communication  ensure the current company did not get paid. A disbursement stop was placed on the account.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received as of 06/XX/2019. The notes 06/XX/2019 referenced the loan was reporting accurately. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 11/XX/2017. No damages were reported. A claim was filed for damages caused on 07/XX/2018. An inspection was conducted on 02/XX/2019 showing all repairs were completed. The final draw of funds was released to the borrower on 03/XX/2019.
6010328459 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Spoke with borrower regarding name and property corr loan operations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8043477234 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8593021258 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower contact advised of total debt owed, promise to pay by 08/XX/2018.
                                           Updated reason for the delinquency as curtailment of income. Borrower not interested in mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7590682495 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8255894297 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower was contacted to confirm new mailing address
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6997571331 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made an inquiry regarding confirmation of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5793678229 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1373654604 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called for general information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9323054971 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2258391245 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was contacted and stated is not late until after the grace
                    unresolved and no      period and does not want calls unless the payment is past that date.  The borrower hung up.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer
                    insurance              responded and appears issue is closed.  The borrower was disputing the loss mitigation offering that was initially presented at the time of the disaster.  The borrower stated a deferment was offered and the payments would be placed at the back of the loan and now is only being offered a modification to extend 40 years.  The borrower accepted the modification on 08/XX/2018.
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  The borrower stated did not file a claim.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4523814175 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with the borrower inquiry about the escrow analysis.  Borrower is
                    [1] Mortgagor Deceased deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2016.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5118398814 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5149288205 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4531210231 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The successor in interest (son) made the payment.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8929797291 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The last contact was made on 11/X/2018, in which general account information was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1819312013 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with borrower about auto payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8995208422 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last contact with the borrower they called to ensure that the Insurance
                                           Policy information was received and confirmed cancellation notice did come in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5013928741 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Authorized third party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9774106548 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The last contact with the borrower was on 03/XX/2019. The borrower accepted a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9069544484 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: It appears the property was located in a natural disaster area on 10/XX/2018. However there was no report of damage to the property.
1456638431 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9446773085 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower was transferred to the refinance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2433571769 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The agent spoke with the borrower, borrower completed a promise to pay in the
                    property; identified   amount of $1,587.84 dated 9/XX/2019  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3852023172 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2655819902 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8749278372 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7283310956 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made fastpay payment on 12/XX/19.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 09/XX/2017 due to Hurricane XXX.  Claim funds in the amount of $18635.30 were endorsed at the branch on 10/XX/2017 and classified as enhanced endorse and release.  The borrower noted on 01/XX/2018 the repairs were completed and was advised of the inspection requirement.  There is no evidence of an inspection and the claim was closed on 04/XX/2018.  The damage repair amount is estimated at $18,635.30.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
9952164147 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4839327362 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  08/XX/2019 - talked to borrower to process payment  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7911698314 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Request for payment, borrower advised of standard payment receipt times.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8652003321 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact was made on 7/XX/2018, in which general account information was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8684227557 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last contact with the borrower was on 04/XX/2019. the borrower had an inquiry about his escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6093068491 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in 8/XX/2018 with questions about automatic payment withdraw. Call received from borrower with promise to pay given. Comment dated 11/XX/2019 borrower called as they did not have access to MSP.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2252459825 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower call with a general inquiry, requested documents copy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1606251485 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6431845696 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2794545576 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called about 2 checks that were on loan. Borrower advised the
                    [1] Mortgagor Deceased checks were a error  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2019.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9334183855 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower is speaking with internal parties which relay the information to the servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3228425576 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2017.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4731663443 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to verify claim status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5573594667 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/20/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called regarding correspondence received advising of a service transfer. The representative advised the borrower to fax a copy of the correspondence in order that the validity of the letter could be researched. The representative advised the borrower that a response would be sent upon the completion of the servicer transfer research.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 04/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6181947714 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/X/19 the borrower requested a payment history to be sent by email.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1307119850 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Comments show borrower called asking for help with servicer's online system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7666058909 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer called and spoke with the borrower regarding payment. The
                    unresolved and no      borrower made a payment in amount of $1200.97. Borrower verified property is owner occupied and default due to excessive obligations.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    insurance              responded within 60 days and no further communication from mortgagor.  The borrower is disputing credit reporting. The servicer reviewed account and determined that the reporting is accurate and no update is needed.
                    [1] Written Dispute -  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    Servicer responded     FORECLOSURE: No evidence of current foreclosure activity.
                    within 60 days and no  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    further communication  LITIGATION: There is no evidence of litigation on the file.
                    from mortgagor         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017 the borrower reported damages to the property due to Hurricane XXX. The borrower stated on 02/XX/2018 the roof, windows, pool, and fence were damaged by the storm. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
7122477390 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower gave a promise to make a payment on 12/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1296804474 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a payment.  Borrower is deceased and Executor/Heir exists
                    property; identified   to dispose of property; identified and documented.  The date of death is 07/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX noted on 9/X/2017. Damage reported; however,no claim filed.
7902530143 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7282481258 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower was not happy about the payment increase due to escrow shortage.
                                           Used profanities, hung up and provided no contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9420644989 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8054502835 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/01/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Comments show contact with borrower requesting loan documents.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Comments show research completed related to payment and credit dispute, Dispute resolved in the past.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8658530422 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in regarding the autodraft.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1415359661 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Comments show contact with borrower regarding escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6710490099 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  An authorized third party called in to confirm payment was received.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4133291119 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower accepted promise to pay. The reason for delinquency is a curtailment of  income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.  There are not details of the bankruptcy on notes that this account has a discharged BK attached.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4827666103 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4017348511 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6216109613 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9938499776 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in regards to escrow shortage. The representative advised that the taxes and insurance increased and that the escrow shortage needs to be paid through trustee payll account. The representative also advised can dispute the amounts with insurance company and county for the taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 11/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.
8534467626 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/21/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9811249396 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower contact inquiry on escrow refund check, was advised after 180 days
                    property; identified   will go back into the escrow account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7562156758 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Third party spoke with the servicer on 10/XX/2019, but details regarding the conversation are not available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8763647772 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Comment general
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5998671689 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower spoke to the servicer about getting escrow refund check reissued.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1149319765 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Talk to borrower regarding payment and borrower promise to pay $1,221.93 on
                                           11/XX/2017 and states reason for delinquency is due to curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3183881397 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Outbound collection call to borrower resulted in borrower scheduling a payment in the amount of $1,503.76 to draft on 08/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4765915977 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  ATP called to verify payment amounts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4661370834 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2006 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9018741244 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower promise to pay on 11/XX/2019 the amount of $2,774.21 and accepted the promise to pay 1 cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8103491251 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called 11/XX/2017 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9644016492 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5141587397 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The customer requested the assumption package.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7265447260 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Spoke to borrower regarding year end tax docs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9149558397 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2443148374 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7559269965 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower agreed to a promise to pay on 10/XX/18. The borrower also advised that the grace period was the reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3808388517 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3885721093 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The servicer discussed general account information with the authorized third party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1984218257 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in for 1098 tax documents and was provided the information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2608410286 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1241994103 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary states spoke to borrower regarding general information and letter recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Discharged bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4335337191 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to confirmed if they received insurance policy. The servicer indeed confirmed document received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1330664920 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in payment for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8942404240 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/14/2018 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Authorized 3rd party called about late charges on statement and was advised
                    property; identified   one would be waived as a courtesy.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8074367272 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6954979103 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7910365131 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3001662017 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Spoke to authorized third party and they stated got the final modification
                    unresolved and no      documents will sign and send back.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  On 10/XX/2017 the borrower stated their home suffered damage from Hurricane XXX. The borrower noted on 05/XX/2018 the damages were structural and would cost $4,585.63 to repair. There is no evidence of the repairs being completed or a claim being filed.  The damage repair amount is estimated at $4,585.63.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 10/XX/2018. No damages were reported. Prior comments indicated the property was previously located in a FEMA disaster zone due to Hurricane XXX noted on 01/XX/2018.
5842164239 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 07/11/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7374407862 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower accepted the payment plan cure with payments for 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9939438510 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Loan is performing and contact with borrower is minimal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2135242972 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with borrower, borrower made a payment iao $937.91
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2848889993 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9248633854 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Customer contact on December 4, 2019 was to submit a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: It appears the property was located in a disaster area 2/XX/18. No evidence of damage to the property based on the review of the collection comments.
6432954724 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called to get an payment status update.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3803626402 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Commentary states co-borrower called in regarding new claim and check endorsement. Borrower was advised the the check endorsement process and timeframe.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2039365456 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in for a general request documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1713590519 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9918816196 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2333230655 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  06/XX/2017 - borrower called with a promise to pay $558.87 by month end
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7085795941 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7362996106 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4474554096 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower submitted payment via IVR
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6734065758 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7264842463 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states spoke with borrower and advised that the tax refund has not yet been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6647824897 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4300503834 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called- curtailment of income- made ptp 9/XX/- $ 1328.23
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8161662464 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called regarding a disclosure and confirmed the payment due date of 05/XX/2019..
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA  disaster zone due to a hurricane noted on 10/XX/2017.  No damages were reported.
7339294648 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Other Modification - Disaster Relief FB.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 9/XX/2017- Hurricane XXX Disaster setup.  No damage reported.
4412673615 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3550188450 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9833744858 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower was calling to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4962262080 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/14/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The servicing comments indicated that a proof of claim was filed but an exact filing date was not indicated.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3861352674 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to advise of when a payment will be made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9797785344 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Comments show borrower contact regarding loan status and payments, borrower requested  payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9602922217 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4371759644 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2019 0
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in to make payment arrangements.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2010.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 10/XX/2017, FEMA Declared Disaster area due to Hurricane XXX. No evidence of property damage.
7187781478 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last payment received was on October 10, 2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5207492562 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6718366957 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7958344820 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to see when forbearance end date is rep advised forbearance ended 4/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 10/112017. There is no evidence of damage to the property.
1062574567 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/30/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7290803602 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made a fast pay request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8625770481 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8985565983 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower inquired about the late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5577862649 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to inquire if tax bill was received and was advised of an further communication  escrow shortage . Borrower was transferred to customer service for assistance.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Written and the reason is Property Tax Amount.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed tax amount due. Issue have been resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9868830034 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Spoke to the borrower and confirmed the receipt of the payment. Spoke to the borrower on 11/XX/2019, calling to advise she made double payment customer needing refund payment made in error, will call back tomorrow and request refund. Spoke to borrower on  11/XX/2019, requested to refund 12/XX/2019 payment back to checking account, request was successful. This is the last contact with the borrower and the loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2399106772 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Third party spoke to servicer about updating tax amounts.  Escrow analysis
                    property; identified   ordered.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5723452133 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower promised with an insurance update.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7589164632 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke with borrower who requested copies of general documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: N/A
1134921035 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with Borrower, he wanted to add authorization to another party, his fiance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A party not listed as a Borrower submitted a letter to Lender 3/XX/19 that she had released her interest in the property, including a Deed change.  Lender replied via letter
                                           3/XX/19 that the loan was not assumable.
9172028878 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9169845360 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Loan is performing and contact with borrower is minimal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6181927196 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9647796850 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5067149043 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017.
1716978977 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7268401283 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in regarding incorrect statement date
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9261912024 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 18, 2019, the borrower made a promise to pay. The account is performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4616267403 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5804259010 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8616683972 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  the customer was contacted and promise payment stated the reason for past due is excessive obligation
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2744441678 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3591529150 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower conversation consisted of general account information questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1174265736 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  A payment was scheduled and the bankruptcy status was removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6029041939 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to confirm payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  The borrower stated the house was penetrated by water and there were down fences.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8052178687 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/28/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in and discussed refinance.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  It appears as if Borrower's last contact precipitated a dispute about whether the account had been reaffirmed during a 2015 bankruptcy case..  Lender researched and confirmed it was.  Prior collection comments also confirm the bankruptcy was tracked and accounted for at the time.  Borrower is/was discussing refinancing.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7662499284 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower made a payment.  Borrower is deceased and Executor/Heir exists
                    property; identified   to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8537343954 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2672982786 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4994443223 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower promised a payment of $1106.58 plus fees. The reason for default noted is curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster due to Hurricane XXX on 9/XX/2017. No damage reported.
6382087654 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5594270409 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower was advised that they can mail of fax modification paperwork.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9425031803 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/01/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Comments show borrower contact requesting billing statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8137281435 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in about payment amount on loan.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 09/XX/2017 due to Hurricane XXX.  Claim funds in the amount of $10403.66 were endorse and released at the branch on 12/XX/2017 and the borrower was advised of the inspection requirement. The claim was classified as enhanced endorse and release.  The borrower noted on 03/XX/2018 is still completing repairs. The borrower noted on 05/XX/2019 is working to repair the roof.  A drive by inspection dated 08/XX/2018 resulted in 0%
                                           completion.  The claim was closed on 08/XX/2018 due to the borrower not complying with the terms of the claim agreement.  The damage repair amount is estimated at $10,403.66.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5720283074 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  12/XX/2019 customer Josephine Ellis called to to discuss if their property taxes were paid. She was advised that taxes will be disbursed on 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3520908345 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with the borrower who requested a fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3396996473 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Spoke with borrower who called and asked to send statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6609275511 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower promised to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7853386864 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/06/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6840824102 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3686461974 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  01/XX/2019 - Talked to borrower for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9080044160 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to request a copy of the 4 draw checks that were issued for his insurance claim.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5388868226 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5783810043 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to verify claim status for water on 04/XX/2015. Need information regarding the inspection request. Confirmed mailing address borrower stated received voice mail from inspector however, could not make out the number. Borrower requesting a call back in
                                           Spanish.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed due to water damage on 04/XX/2015; a property inspection, taken on 06/XX/2018, confirmed that repairs were 100% and the insurance claim was closed.
5541982836 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called and spoke to the agent about general account questions.
                    [1] Mortgagor Deceased Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2017.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: One of the borrowers is deceased; the date of death was 02/XX/2017.
1746068735 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1602827607 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Comments show contact from borrower's son requesting name change kit.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6552130154 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: No Borrower contact during Review.
7402620090 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower returning call. Rep advised the first trial payment is due on
                                           12/XX/2018. Advised not to make payment more than 5 days early max.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8761819061 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4677822850 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  12/XX/2018 -Spoke ato authorized 3rd party - cannot commit to date for payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5553467988 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5082861415 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1039294565 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Customer one called in and gave verbal authorization to speak with third party who requested copies of general documents on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7429703890 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower referenced a hardship involving a recent surgery; agent offered loss mitigation options and mentioned church and non profit groups.  The borrower declined a loan modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5710576518 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3613179238 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6300894123 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The last contact was made on 3/X/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3195973577 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke to borrower regarding monthly statement customer is showing a $95.97 unapplied funds balance when this unapplied funds amount was already applied to the loan as of 04/XX/2017. please remove this from their monthly statement going forward since the funds have already been applied.  11/XX/2019 - borrower called to request a copy of their statement which was mailed by the servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4915728418 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called for payoff and to see how much interest would be saved if paid off.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5888467315 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Spoke with third party and confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5033745651 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called in to discuss a modification.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9707336293 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On 03/XX/2017, the borrower called to verify status of the account. The loan
                    property; identified   was being reviewed for a potential modification. The call got disconnected.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                    and documented         01/XX/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9387701447 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The last contact was made on 8/X/2017, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4392386473 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/08/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6842278350 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower mad a payment via FastPay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9186430788 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to make a payment of $1232.91 for 4/X/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5142440627 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Lender called to go over the final modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1733795938 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Spoke with borrower scheduled a payment for 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2804768542 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower stated the payment had been submitted and reqiested a mortgage insurance waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6027965609 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4172325615 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to see what next interest change rate will be.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5183532397 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to find out the amount to cover their April and May payments. Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4875440042 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7089906092 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called with questions about the change in IR
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6109816927 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim for water damage to the floor (date of loss 11/XX/2016) was filed.  A check in the amount of $2,511.08 was received on 06/XX/2017 and repairs were completed.
1187492126 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6904106896 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The Borrower called and promised to pay monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7270121069 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in regarding the insurance mortgage clause.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1226999755 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Commentary states spoke to borrower and borrower was advised of grace period further communication  and forbearance explanation. Borrower advised will make payment on the account.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states borrower is disputing the present/previous account status, payment rating and account history. After review, the loan is being reported current and correctly and past delinquency was reported correctly also. An updated response was processed within ACDV.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7781058915 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Spoke to authorized third party regarding the name change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX (9/XX/2017) noted on 6/XX/2019. Non-monitored claim check in the amount of $12,500, check date 5/X/2019, was received on 6/XX/2019 for Hurricane XXX on 9/XX/2017. The claim check was endorsed and released to the borrower via federal express as noted on 6/XX/2019.
9987547461 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6325617428 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 12/XX/2013.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5059907042 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/02/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to cancel  pending payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1290917250 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to confirm their payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6222286463 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2603118646 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called an inquired about refinance and the call was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9886371304 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/17/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3094904827 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Called the borrower who accepted promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8837311556 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4405008987 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5808342798 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019, the borrower called to request a payoff quote.
                    [2] Payoff has been    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    requested within the   REASON FOR DEFAULT:
                    last 60 days           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5701094946 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called regarding an escrow shortage. Advised borrower that the shortage was a result of taxes increasing and not enough was collected to cover.  Borrower auhtorized a debit to his checking account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8235241627 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  07/XX/2018 - Talked to borrower for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8449159229 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5659224809 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4936715286 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  spoke with borrower whom accepted a payment plan to bring account current
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3867321080 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3725609011 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The servicer discussed payment information with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9051610328 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower informed the servicer on 05/XX/2019 of servicing problems with the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8181161022 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5174467222 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2567338247 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The last contact with the borrower was on 08/XX/2017. The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1296455047 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8058930455 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The Borrower called regarding reinstating the loan.  Borrower is deceased and
                    [2] Mortgagor Deceased Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    but not documented     BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1450919097 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9818494488 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 06/11/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9878666330 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called about a claim check they had received.  The borrower was
                    [2] Loan is in         advised to endorse the check , reference the loan number and it will take about 2 days to process.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim (date of loss 04/XX/2019) was filed for wind damage.  The check in the amount of $6,055.45 was received on 05/XX/2019.  The repairs have since been completed.
                                           As of 12/XX/2019, the non - monitored claim was closed without a final inspection.
                                           On 10/XX/2019 a Loss Draft check in the amount of $2,018.26 was mailed back to the Borrower as the Lender was not the payee.
7826341574 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9877856251 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Collection comments indicate borrower called to find out why she has a negative escrow after she modified the loan.  Borrower was concerned as to why her payment is going up.  Agent advised that it is due to reanalysis of her loan and once the escrow balance is caught up the payment should decrease.  Agent advised the amount she was paying in comparison to the new payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: 9/XX/2017- Disaster coding Natural Disaster/Moratorium worked.  Hurricane XXX.
9179054234 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called on 11/XX/2019 to inquire about servicer request for
                    property; identified   borrower's tax identification number.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2010.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2938933370 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4300954569 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called to inquire about Escrow Analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8937218035 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called to request general loan information.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    [3] MI Not Being Paid  LITIGATION: There is no evidence of litigation on the file.
                    As Required            TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower stated on 09/XX/2017 the chimney, roof, and fence were torn up due to
                                           Hurricane XXX. The borrower indicated the property needed a lot of repairs and they would be coming out of pocket. There was no mention of an attempt to file a claim. There was no reference to the status of the repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
6339694511 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower  called regarding PMI/MIP, requested MI waver
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4747384591 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The servicer spoke with the borrower on confirmation of payment.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1904486164 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called 2/X/2017 with escrow increase questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6489818907 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/21/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9624201586 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Spoke with the borrower regarding payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2202135726 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to change the phone numbers on file. Borrower wants to retain the property. Advised them to speak with their attorney about the next steps.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5729820554 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called regarding change of policy information for insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted on 03/XX/2017 was the last comment indicating reported to MI Company.
9136089917 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4785949532 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to request modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6259053119 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The agent was unable to process the borrowers payment due to them not having their routing number. The borrower advised that they will call back
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8869455268 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7130144775 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer called and spoke with the co-borrower and advised of the total amount due. The borrower made a payment in amount of $1000.09. The borrower inquired about refinance and the agent transferred the call to the refinance department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. Damages were reported and a claim was filed. The claim was classified as non monitored and the claim check was endorsed and mailed to borrower.
9264734487 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer spoke to the borrower about recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: On 1/XX/17 it is noted that a claim was filed and branch endorsed checks.  Work noted as 100% complete.
1941411840 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Third party inquired about the payment increase and was advised it was due to
                    unresolved and no      a shortage.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  No indication of the type or extent of the damages. No claim or repair information found.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8419175361 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called 0n 5/XX/2019 and requested a payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/XX/2017- The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
5421489650 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4464010942 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower made a payment to account.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1840644327 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4367975133 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to discuss the extension modification offer that they received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Comments on 05/XX/2019 indicate that the borrower has been discharged through bankruptcy; however, no further details were provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a hurricane as noted on 05/XX/2019. There is no evidence of damage to the property.
5094167341 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The servicer called the borrower regarding payment. The borrower stated was ill and made a payment of $1108.51 for 1/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2168120559 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  spoke with borrower to schedule shortage of pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6601195223 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1824760379 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer confirmed the homeowners information on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9012570860 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/13/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                    but unclear who holds  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A monitored claim was filed prior to the commentary provided for damages on 01/XX/2010. The borrower stated on 09/XX/2014 they were looking for a new contractor since the prior contractor ran off with the money. The notes referenced the borrower obtained a new contractor to make the needed repairs. A drive-by inspection was conducted on 08/XX/2018 listing 0% repairs completed. There was no evidence the repairs were completed or remaining funds were released.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7360029182 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The customer spoke to the agent about the general account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7589713009 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called with general modification questions and was transferred to the modification department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1170392235 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called about pmi payments for the year.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7860435681 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in and spoke with insurance department.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance sufficient   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to cover repair        FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called in on 08/XX/2018 stating a branch fell on the house.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9816483230 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7883492888 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The customer spoke to the agent about the general account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2209501679 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  3rd party authorized by borrower
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7383872502 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3513527804 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in for a verification of mortgage which was emailed by the agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5755054590 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower contacted the servicer on 10/XX/2018 to schedule a payment in the amount of $1,205.70.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3853664308 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6777819897 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 05/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8913159722 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to request a fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8420392943 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8449132130 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in regarding their escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5905565516 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2989491963 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower discussed their insurance renewal and update with the agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7141506029 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower  was informed that loan maintenance was complete and has returned to normal servicing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9712001222 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower contacted the servicer on 07/XX/2018 to inquire about the tax bill.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7827928313 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6579898703 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1827656511 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer called to confirm the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6711865913 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with the borrower, reviewed statement & advised statement changes due to bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9361755201 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 07/17/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 04/XX/2017.  Bankruptcy performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 10/XX/2017.
2452626248 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Spoke with borrower and provided the loan balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6573823629 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.
8389626729 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There has been no contact with the borrower or attempts by the servicer to contact the borrower. The loan has been current during the review period.
                                           The payment history is not showing a principal balance due, this could be a paid off loan.
9620488143 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5206001788 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states borrower called in regarding how the payments are being
                    closed                 applied on the account. Borrower was provided with a review of the escrow analysis and payment transaction information.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is disputing how the payments are being applied on the account. Borrower was provided with explanation of the payment processing information.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9039171174 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The customer called to verify the claim status for their claim for a fire dated 4/XX/2018. They were informed it is complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim was filed, due to fire damage, on 04/XX/2018; a property inspection, taken on 10/XX/2018, confirmed that repairs were 100% completed and the insurance claim was closed.
2942569077 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6594223065 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called regarding a escrow analysis
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5807377509 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The cusotmer called to ensure the signed agreement was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2738093138 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Spoke with borrower authenticated phone, address as it was changed from XXX
                                           OH to XXX OH XXX, and made by CAA01HMS from retail shared infrastructure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2221220982 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/26/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5033081812 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 08/27/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  spoke to the customer who requested a payoff statement
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3903456350 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower was contacted on 10/XX/2019 regarding the assumption
                    [1] Mortgagor Deceased application.  The borrower will attempt to refinance to remove one name and add another.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date
                    - Executor/Heir exists of death is unknown.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8822704686 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with the borrower who wanted to confirm their payment. Advised the payment due and provided information on the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4112006319 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called in regarding additional funds received for the claim.
                                           The funds were endorse and released on 01/XX/2017 due to the claim being classified as non-monitored and no inspection required.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/312016.
1840052482 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to state was making a payment at the bank branch.
                    unresolved and no      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded indication covered by  and appears issue is closed.  The borrower called on 03/XX/2017 regarding a late fee. The notes on 03/XX/2017 referenced the fee was waived. There was no further mention of a dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] MI Not Being Paid  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    As Required            LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                    [1] Verbal Dispute -   PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments dating back to 03/XX/2017 referenced household repairs were required; the
                    Servicer responded and details of the damages were not cited. On 11/XX/2017 the borrower noted damages due to Hurricane XXX. The borrower stated on 12/XX/2017 they still had roof repairs to complete and they were paying
                    appears issue is       out of pocket due to FEMA not providing any assistance. The notes on 04/XX/2018 referenced they were still working on the repairs. There was no evidence a claim was filed or the repairs were
                    closed                 completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 11/XX/2017.
5118544589 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8786556703 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  spoke to the customer updated contact information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5715484399 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/23/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower 1 is deceased and Borr 2 moves into 1st position and executor was
                    property; identified   named and documents were received to verify property ownership and intends to keep the property  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The
                    and documented         date of death is 04/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1452024699 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9629143197 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/03/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  last contact was in 7/X/2018 and do not see any direct contact since this
                    closed                 time and spoke about the escrow account and that the borrower was responsible for hazard insurance. Refund check mailed out on 5/XX/2018 to the borrower
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was to receive a refund for the tax account payment and borrower was advised it could take 30-90  days
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1463911279 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8811033658 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4282513945 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/29/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was advised of misapplied funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8463993372 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in regarding payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  A claim was filed for damage and closed on 01/XX/2019 with all funds released and a 100% inspection dated 12/XX/2018.
5800194293 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/14/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9578099217 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower made a promise to pay. On 11/XX/2019, the last contact was via an inbound call Spouse of Borrower called and provided the existing claim information in which the claim amount is $0.00 and informed that had yet to receive the escrow refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: It appears the property was located in a FEMA disaster due to Hurricane XXX 10/XX/2017. No report of damage to property.
6034041554 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  spoke with borrower to inquire on tax information, advise borrower, tax bill has been received electronically.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2286435336 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke to Borrower regarding a letter received in reference to property address.  Transferred to mortgage customer service.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6140874604 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called in and promised to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6788817326 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/26/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Last borrower contact date not found in comments.
8140074667 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7685849968 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The customer called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5075639048 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3048495924 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The customer called to confirm the payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7706883696 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called regarding payment arrangement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9392066905 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to confirm the 12/XX/19 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6449296370 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 11/XX/2017.  No damages were reported.
4477791867 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and explained modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-XXX. No damage reported.
8929018091 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to
                    [1] Written Dispute -  pay taken.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer within 60 days and no  responded within 60 days and no further communication from mortgagor.  Comments show the servicer received a credit dispute from the borrower which has since been resolved.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9103038212 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments show borrower contact regarding escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2828240388 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3110797665 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6036470849 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower was advised of tad
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9440656612 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1041626880 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4938222925 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3288128306 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments show borrower inquired about escrow shortage.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    Servicer responded     responded within 60 days and no further communication from mortgagor.  Comments show servicer received a dispute related to late payment and credit reporting. Records show the borrower had auto within 60 days and no  withdraw setup but payment were not being received causing lates.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4825218165 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5969321980 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Spoke to borrower- ivr- made payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4908244110 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The servicer spoke to the borrower who requested a late charge waiver and declined to engage in automatic payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.  The case was discharged in 2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8912864947 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Comments show contact with borrower regarding payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8332771889 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4824357657 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called and confirmed they made a full escrow shortage payment at the branch.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9738436844 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower notified of policy rewrite,coverage information and that and that the premium has been reduced.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7436599914 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  09/XX/2018 spoke with borrower
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2219094213 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in to request to make a fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9659157448 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9223708742 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/17/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to see when insurance payment was paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9035852510 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower requested  a refund payment as the double payment was sent in error.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1375360330 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On 11/XX/017, borrower's sister Margarita Arreola called on loan interest rate adjustment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1311663260 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Customer called to confirm their payment.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8302204779 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6001520704 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Last contact was regarding a single payment misapplication.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Dispute filed by mortgagor 1.  Name previously removed from loan after an assumption by wife 6/XX/2017.  Research completed and documents that were changed were corrected to reflect only wife's name.  Reporting corrected.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9079207370 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 06/04/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower asked about viewing account online. Agent advised ill not have access until Bankruptcy is finished.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7505197680 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower inquiry in regards to options for making the monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3549127244 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2876687723 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower one called and updated her information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3662666214 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in regarding the payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    [3] MI Not Being Paid  LITIGATION: There is no evidence of litigation on the file.
                    As Required            TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported noted property damage on 11/XX/2017 due to Hurricane XXX. Minor damages were noted to the home and the fence was torn down.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4068771358 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8728587961 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The customer made a payment and was advised on late charge impact.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2444685097 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower inquiry in regards to the possibility of changing insurance carriers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8369987112 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4213927893 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6600581150 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The customer called to set up a payment in the amount of $740.16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4598799925 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/X/2019 a call from a 3rd party, Mario with Igor, the customer on the line came in to discuss the account. No additional detail noted by the servicing agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9088639739 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8910407365 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower promised to pay $1117.11 by 12/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8603540539 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/31/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  spoke with borrower regarding general payment information. Loan servicer advise payment is showing pending.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8343183824 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower inquired about the maturity date for the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Comments indicate an executed HAMP recast/reamortization agreement was received on 07/XX/2019.
5712652301 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called for general status of the loan. Associate informed next due for 06/XX/2019. Complaint  cited as being responded to on 05/XX/2019 with borrower requesting compensation as the feel servicer forced them to file bankruptcy as they were not allowed to set up payments. Borrower could not remember who and when they spoke with associate. Complaint was received on 05/XX/2019 through branch location with borrower stated they were forced by servicer to file bankruptcy with associate not allowing them to set up payments when the loan was 3 months past due. Payment was scheduled with borrower on 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2714315987 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4890302907 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Outbound call to borrower, promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4265723668 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6632285749 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The customer called to state they were not receiving their statements through the mail. They were resent to the customer again.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7574611717 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2910080437 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  inbound call from borrower to inquire on account general status
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8929335984 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called and Rep verified information. Borrower called regarding escrow documents regarding disbursements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2427430723 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4817643718 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer called and was informed of their homeowner's policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1152526618 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5634915499 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with third party regarding recast letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3158306270 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Comments show borrower contact regarding late payment, payment processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4164072623 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019 there was contact with the borrower; no additional comments were disclosed.
                                           On 6/XX/2018 borrower called and stated will be mailing in first modified payment this week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7905504486 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 9/XX/2019 the Borrower accepted a promise to pay through FastPay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7516053688 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The servicer spoke with the borrower.  Manual authentication.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Comments show borrower filed a dispute on her credit. Records show payment were being made late and servicer did not updated records.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 10/X/2017, FEMA Declared Disaster area due to Hurricane XXX. No evidence of property damage.
2096556073 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Unable to locate bk information in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.
9433638500 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2496626748 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5515985391 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2771909008 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower requested a payment reversal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3610490501 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8756783958 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Called borrower regarding account status.  Borrower stated she has a payment scheduled for 4/X/18 and wanted to inquire about amount due.  Borrower unwilling to provide info necessary to make a workout decision.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2006.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2796878125 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2912000897 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay by month end.
                    [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    Servicer responded and responded and appears issue is closed.  Customer was disputing late payments from 2/2012-10/2012. A credit amendment was issued to the major reporting agencies on 10/XX/2016 to show the months in
                    appears issue is       question as current.
                    closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4669424116 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower brought a claim check to the branch for endorsement.  The funds were endorse and released to the borrower due to the claim being non-monitored and did not require a final inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1102562338 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to authorized third party and proceeded to process a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5740495663 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 1/XX/2019 the borrower advised they were affected by the government shutdown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1633223745 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2095844053 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/XX/2019, borrower called to confirm the net due date for payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3748796416 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1656646472 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7864299781 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is evidence of reaffirmation.  Comments show reaffirmation date of 7/XX/2015. There is no mention of bankruptcy filed date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1215005449 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7451348463 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to request loan history.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4060912680 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The customer called to review insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8294837189 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Commentary states borrower called in to request a name change due to incorrect middle initial on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3771643009 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  11/X/2019 spoke to borrower.  borrower will make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2062424159 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The servicer informed the borrower on 11/XX/2019 that the late fee was waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9013473146 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Comments show borrower called to check large payment applied to principle.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3039371151 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  08/XX/2019 spoke with borrower, name change  on account deceased borrower
                    property; identified   change to borrower 2  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9784324416 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3494442716 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower arranged fastpay payment on 12/X/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5146879372 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 08/27/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2914247394 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to set up payment on loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3329884008 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower received a general information call regarding the Recast letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3129579338 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5840154594 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/07/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute is resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5068822767 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/26/2018 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2016.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2436561113 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3889827063 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Lender called about the total amount due. Borrower got upset and hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9424487035 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower spoke with agent regarding workout review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX noted 10/XX/2017.
1982443675 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8698268537 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5436227901 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1883927175 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9463465240 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/01/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower inquiry in regards to the principal balance and paying off the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3513108184 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called on 08/XX/2018 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2665068384 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Associate contacted borrower who stated they were at work and will call back
                    [1] Mortgagor Deceased and on 11/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2018.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Name changed was completed on 07/XX/2018 due to death of primary borrower and co borrower information was placed as primary.
9444577861 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called on 06/XX/2018 to confirm their payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4227357905 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6070809120 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to discuss the account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1556325480 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2018.
5817131501 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8287693055 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Spoke to the borrower regarding the 2015-2016 year end statements and advised was sent via US mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: No keywords listed at the time of the review.
9702580299 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Lender advised the final modification documents have been mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9651143501 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called and wanted to know why statement shows a past due amount.
                                           Advised borrower that statement was generated before payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  Unable to locate filing date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2082462946 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8674457571 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower inquiry in regards to the details of made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5948973835 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: No keywords listed at the time of the review.
5713672300 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1057222265 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 an authorized 3rd party called to obtain the modification status and was advised the final documents have been sent and would need to be signed and returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damages caused on 12/XX/2017. An inspection was conducted on 07/XX/2018 indicating the repairs were completed. The final draw of funds were released on 07/XX/2018.
9471239455 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5466846893 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower was contacted on 03/XX/2019 and advised the modification process was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7742528557 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On July 19, 2019, the servicer spoke with the borrower about the account. The borrower was requesting the removal of the escrow account. They were advised the escrow account could not be removed as the borrower had modified the loan. The loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2013 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6737093752 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The third party called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3585925846 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9546861869 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower promised to make a payment in the amount of $358.60 on
                                           02/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2898470367 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2092254567 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower requested billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to a hurricane loss which occurred on 10/XX/2016. All damages were noted to be repaired per a 100% inspection on
                                           03/XX/2017.
2160902528 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  03/XX/2017 - talked to borrower for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9537175283 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1299056664 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  spoke to borrower waved fee and took FP
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3548120396 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower is deceased and daughter has become new borrower.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2017.  Bankruptcy filed prior to scope of review. Borrower dismissed in 7/17.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Property located in FEMA disaster area due to Hurricane XXX on 9/XX/17.
8774697910 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2912887260 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in regarding the general account status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8154511918 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5188723176 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer spoke to the borrower who made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2004.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2004 and there is no evidence of reaffirmation.  The case was discharged in 2004.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8636133230 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019 customer called in regarding a Civil Penalty Letter and name change packet she received. On 10/XX/2019 a request for legal name change was noted in the comments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 10/XX/2017, FEMA Declared Disaster area due to Hurricane . No evidence of property damage.
8624455786 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4895724580 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Loan is performing and contact with borrower is minimal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6819551109 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17
6435356222 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Borrower called stated will make a payment. Borrower is not
                    closed                 interested in Mortgage assistance.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Bankruptcy dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  03/XX/2018 Commentary states Primary Borrower stated did not file Bankruptcy. Borrower 2 filed Bankruptcy. 03/XX/2019 the issue was resolved and the system was updated. The primary Borrower did not file Bankruptcy.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7934020650 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was contacted regarding the disaster forbearance ending
                                           2/XX/2018. The borrower stated the loan is current and does not need any further assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX noted on 9/XX/2017. No damages reported.
2119442361 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6445393417 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  The borrower previously filed a chapter 13 bankruptcy on 02/XX/2008 (case number
                                           08-60427) which was dismissed on 12/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4516378056 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke to borrower regarding Flood Insurance Policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2750707628 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/19 borrower called about account and expressed displeasure with handling by customer service representative.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8132001186 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5255061299 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke to borrower, general account info
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6979866454 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8919565002 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5736822343 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019, the borrower added her e-mail address to the account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3344340457 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Loan is performing and contact with borrower is minimal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3359766795 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [2] Payoff has been    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    requested within the   REASON FOR DEFAULT:
                    last 60 days           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3925308859 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower promised to pay $1117 on 07/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.
4061414100 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2018 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower requested to speak with a supervisor in regards to their 2011 further communication  modification. The borrower state that they were advised that the late payments would go away and they have to be 2 months behind to get a modification. Borrower states that they followed directions
                    from mortgagor         but the late payments still show on their loan modification.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower states that they were advised that once they completed their loan modification the 2 late payments that they had would go away on their 2011 credit bureau.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8034309591 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to get an escrow analysis. On 12/XX/2019, the last contact was via an inbound call from the Borrower in which a letter was scheduled to be sent via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8022903640 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer spoke to the agent about about the general account,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4548467228 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called in regarding a misapplied payment and requested how the payment should be allocated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2911290345 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The agent called and advised they wanted to see if the borrower was interested in a modification and on what it had to offer. The borrower opted out of mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2311833829 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The bother called and set up payment on loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7790240659 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower inquiry in regards to suspense payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9914161303 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The authorized third party called in to make a payment in the amount of
                                           $280.69.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9853170328 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to confirm their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9614041331 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There were no contact attempts or contact with the borrower in the review period.
8244575819 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7364358183 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to confirm receipt of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7755075674 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower accepted a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9508882688 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2477746174 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower requested the amount of their payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on 10/XX/2016.  No damages were reported.
1194914817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7734280755 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called to request 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7110867833 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4045745538 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8269154922 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2016.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9258705757 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called regarding payment inquiry
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7601740181 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: N/A
9646145075 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/29/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6204366587 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/24/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2804811642 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3035544900 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1924067143 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5302201806 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/18/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The co-borrower called in to request a payoff on 10/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3474242076 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The servicer spoke with an authorized third party regarding the recently completed modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The case was closed out in 2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6842750163 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower promised to pay $530.85 on 3/XX/19.  The borrower hung up before the payment could be set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6280401106 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with the borrower about account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7288271960 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/30/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to cancel their ACH payment.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Dispute received.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4748446522 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The servicer spoke with the authorized third party who had questions regarding shortage and payment change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5441097750 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2469503210 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with borrower and confirmed payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Last contact attempt date not found in comments.
6423112142 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called for general information. Comment dated 02/XX/2019 borrower was unable/willing to offer a promise to pay. On 10/XX/2018 borrower wanted to confirm payment. Borrower requested documents on 03/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2959370910 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES:
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7272621391 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9678428313 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9840506538 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in to check status of escrow, provide renewal information and further communication  to request payment to be sent.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower dispute the modification denial due to the title issue needing the quite claim deed. This was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3896153536 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The last contact was made on 10/XX/2018, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9334535172 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke to borrower sent to customer care.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8456086983 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8747450760 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1505196554 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  No additional information regarding bk in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Last contact attempt date no found in comments.
3766339557 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a payment,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXX noted on 9/XX/2017 and Hurricane XXX noted on 10/XX/2018. No evidence of damage(s).
3432454380 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to dispute payments posting.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2004.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6317968534 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower advised did not want mortgagehelp due to disaster
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster area due to Hurricane XXX (DR -4399); there is no evidence of property damage.
5085163219 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1839094548 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/04/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The agent spoke with both  borrowers who  had questions regarding the appraisal and equity process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2015.  A motion for relief was filed 10/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1349459432 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9367808586 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1260947192 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  12/XX/19 spoke to third party Laura Ortega about making a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4305213243 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower call in regarding general information on their account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7664902769 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to make a payment promise for 11/01 and was interested in mortgage assistance but was unable to complete financial interview.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4115695129 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On November 07, 2019, the servicer spoke with the borrower and updated their automatic drafting. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4751778242 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7718753005 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  05/XX/2017 Commentary states Bankruptcy was discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: From 10/XX/2016 - 09/XX/2019 there was no contact with the Borrower. The loan is currently Performing.
1214390908 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to request a property inspection request. The agent advised someone would contact them to set it up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 8/XX/2017.
8251074850 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called on 07/XX/2019 to request a copy of their mortgage document.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1578222280 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Spoke to borrower, general account info
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6192535845 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Loan is performing and contact with borrower is minimal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7553269243 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower wanted know why was funds sitting i suspense and not applied to account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 10/X/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
7949922856 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 03/XX/2018, the borrower called to inquire about why the mortgage payment increased, and the agent discussed the tax payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Loan has been current during the recent period of time when there were no comments.
6820747740 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: No Borrower contact during Review.
2541934487 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower verified their information and promised to pay $1,881.31 on
                                           04/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2362504743 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  On 4/XX/2017 the Servicer called the Borrower to advise the file is back to regular servicing. On 4/X/2017 the Borrower called in to find out the status of the modification, and the Servicer advised the final modification documents were received and it could take 2-3 weeks for the system to be updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9406313755 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to discuss change in insurance carrier. Borrower was transferred to customer service to make escrow payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6937048107 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9016700056 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/31/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in payment for $693.03 for today for escrow shortage.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
7144966579 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7823379003 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit report. The servicer has researched the issue and a resolution was sent to the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  (See comments dated 01/XX/2014.)
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7087438957 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5265402366 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to verify 10/XX/2019 check status for Col vehicle
                    [2] Damaged Exterior - collision on loss date 09/XX/2019.  Advised her that the check has not been received and to call back to check on status.
                    Active insurance claim EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    but unclear who holds  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  10/XX/2019-Vehicle collision damage on 09/XX/2019.   Loss draft
                                           check received on 10/XX/2019 for $39,794.46.  No indication for/on repair or contractor bid status.  No indication to specific damage type.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2728714382 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke with Customer, cancelled payment made on Fast Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 08/XX/2016.  The proof of claim was filed 08/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7189575954 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1576720917 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower requested to have a payment reversed and put back into their checking account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8560896864 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/30/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower sent a message that inquired about the point at which the account payments would be considered late. The servicer advised the borrower that the account would be considered late if received after the 16th of each month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4066563044 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The last conversation with the borrower was about insurance policy concerns.
                    property; identified   The account is current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2010.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4195753442 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4594932311 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in 1/XX/2019 with general account questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.  The bankruptcy was discharged 11/X/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4668658370 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2227650652 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 09/XX/2019 Borrower inquired general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3853096640 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer confirmed tax range and confirmed the last escrow analysis was ran 12/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9275904465 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Name change due to marriage was completed on 04/XX/2019.
4246874144 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1850781014 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to confirm payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5695365296 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Talk to XXX with XXX insurance company to verify insurance information and
                    closed                 policy#.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  10/XX/2017 Borrower is disputing mod decision.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3757511620 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower promised to make a payment at the branch.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3319095158 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5740655448 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3205834050 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower was contacted but said that the other borrower would need to be spoken to.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5704003320 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9760334276 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4500486125 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called for payment history inquiry and VOM was mailed to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9890450720 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4688389381 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 23, 2019, the servicer spoke with the borrower and took a promise to pay. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4336514851 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called about delinquent tax bill and was advised to fax bill with loan number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2398509388 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6264383640 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Called the borrower advised escrow account will pay for taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5925286300 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was contacted 6/XX/2019 regarding delinquency and a payment plan was set up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1160370420 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7893668909 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in 9/X/2019 with questions about escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3606646277 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  During the last contact the borrower stated the loan was brought current and asked to be removed from loss mitigation review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5328266505 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4883177076 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1852506481 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The notes reflect that the borrower called in but the details of the call are
                    unresolved and no      not noted.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [2] Payoff has been    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    requested within the   LITIGATION: There is no evidence of litigation on the file.
                    last 60 days           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/XX/2017 due to Hurricane XXX. The borrower noted on 10/XX/2017 had expenses associated with the repairs.  The borrower noted on 10/XX/2017 needed a water line repaired.  The borrower noted on 04/XX/2018 the garage that is attached to the home is in poor condition and needs repairs.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
8858553257 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower has accepted the promise to pay cure
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8056670188 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called to remove ach withdrawl due to changing banks, the payment was already in cycle, the servicer sent new ach forms to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3270325357 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called regarding fee inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2682043684 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to speak with a banker in regards to their mortgage but was unable to reach one.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3509735192 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8139935618 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in 5/XX/2019 regarding a loss draft inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9262750931 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: 01/XX/2018-The property was located in a FEMA declared disaster area due to Hurricane XXX which occurred on 09/XX/2017. A claim was filed and funds were received on
                                           01/XX/2018. The claim was classified as non-monitored.
1757854910 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1636885442 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/20/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower stated accidentally made a payment using an incorrect bank account.
                    property; identified   Advised to transfer the money to that account and we will try again to pull the money out.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date
                    and documented         of death is 06/XX/2007.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6506922351 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9305117093 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in payment for $1,046.80 for 1/XX/2018 and states reason for delinquency is due to forgot to mail payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6142155351 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  spoke with insurance agent to verify premium, unable to verify
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7927083784 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/08/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2990201428 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called on 08/XX/2018 to make an escrow payment of $53.65.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7780310876 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1284226883 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower authorized a payment in the amount of $1285.74.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.
2495312984 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/19 spoke with the customer who requested a payoff quote to be sent by email.
                    [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    Servicer responded and responded and appears issue is closed.  On 10/XX/19The borrower stated the lender told them to wait for a modification before making payments. On 12/XX/19, the borrower was advised the credit
                    appears issue is       reporting has been updated to show the borrower was not required to pay from 12/X/10 through 11/XX/15.
                    closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5162837905 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Called borrower and he said not to ever call him again.  The call was interrupted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster area due to Hurricane XXX (DR - 4399); there is no evidence of property damage.
5670585884 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  An authorized 3rd party called in to make payment arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3097118437 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: From 10/XX/2016 - 09/XX/2019 there was no contact with the Borrower. The loan is currently Performing.
1741462898 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  RECEIVED CALL FROM CO-BORROWER, XXX, CALL IN REFERENCE TO PROCEDURE/PROCESS
                    unresolved and no      REVIEW FOR COL TROPICAL STORM ON DOL 9/XX/2017. ADVISED THAT IN ORDER TO REQUEST INSPECTION WE HAVE TO GET HER AWS, THEN INSPECTION CAN REQUESTED.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted damage on 09/XX/2017 due to Hurricane XXX.  The borrower stated has a large deductible.  The borrower stated on 01/XX/2018 still has repairs and is fighting with the insurance company due to not paying for the roof damage.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4259589652 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower accepted a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6465014635 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7950705697 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to request ability to skip one month of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5105018800 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower requested their statements be suppressed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7915842796 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3055615172 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/19 customer inquired about the assumption process.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8702165890 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with borrower, borrower called because he received a notice from his
                                           HOA stating that he has not paid his HOA, advised borrower he needs to contact his HOA company
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7563942054 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with the borrower about late payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9912082553 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower agreed to repayment plan with agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3532859922 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/25/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called regarding online access attempts
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 10/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and flooring needs to be fixed. The borrower noted on 01/XX/2018 the repairs were not started.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 10/XX/2017.
7860042176 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to make a principal only payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: No keywords listed at the time of the review.
9891382469 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called on 02/XX/2019 to provide the information for their flood insurance carrier. The servicer instructed the borrower to send in a copy of they declaration page.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9257733955 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Customer contact was made on November 12, 2019 and a promise to pay was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7033879092 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2314253204 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 05/XX/2020.  The last payment was received on 07/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in regarding questions about escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5681648638 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: From 10/XX/2016 - 09/XX/2019 there was no contact with the Borrower. The loan is currently Performing.
7070759814 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4581995434 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6482519135 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower promised to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8985190816 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower made payment arrangements.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6113389375 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Branch party called in with borrower to discuss natural disaster and see if a forbearance was available to her.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Texas Hurricane XXX (DR-XXXXXX) Incident Period: August XX, 2017 - September XX, 2017 with no reported damage.
4006031836 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Spoke to the borrower in reference to the account balance.  Borrower is
                    [1] Mortgagor Deceased deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2017.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5734416149 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1208012368 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Contact made with borrower who agreed to make payment of 1785.44 by 9/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4431717842 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4527348448 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/21/2018 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2449840740 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2734895599 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to inquire about sending in proof of insurance.  Borrower
                    property; identified   is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4838213376 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1600384967 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7402870532 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke with borrower about general information about the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6656480458 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/29/2019 0
                                           PAY HISTORY: The loan is next due for 04/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The servicer contacted the borrower on 10/XX/19 in regards to mod being complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1671932185 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3089185148 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to submit a payment.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2131276252 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Authorized third party borrower wife called in to confirm payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4140537844 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in 9/X/2019 to sign up for paperless billing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5326020301 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Unable to locate information regarding bk in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1193310147 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 03/XX/2018, the borrower called to inquire about monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017 Property is located in a FEMA disaster area. No evidence of damage.
1605122566 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018  -- Talked to borrower for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5598556714 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/20/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2018.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9747489868 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4191366335 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower arranged fastpay payment on 12/XX/19.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6648706247 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8311502877 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Agent went over interest with borrower over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3798263019 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5591755663 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4168728632 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in regarding payment reversal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5335895178 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in and made a payment and setup a future payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6442972416 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8613347726 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6622822859 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to advise sent tax document through the mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4828724846 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/22/2019 0
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called on 11/X/19 and made fastpay payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7565743148 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The agent spoke to the borrower in regards to the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1520941512 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3669100974 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8890273429 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called on 03/XX/2019 to make a payment.  Borrower is deceased
                    property; identified   and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1626471333 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6543099858 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower was advised of bankruptcy coding removal time frame as well as
                    [1] Written Dispute -  credit reporting
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer within 60 days and no  responded within 60 days and no further communication from mortgagor.  The borrower initiated a written payment dispute against the Servicer on 06/XX/2018; the dispute was resolved on 07/XX/2018.
                    further communication  REASON FOR DEFAULT:
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4706000859 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Auth 3rd party called, father, wanted to add additional 3rd Party, his step
                    property; identified   mother.  Written auth request received 9/X/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2007.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3513771858 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 09/XX/2018 the borrower discussed the status of their property taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8829994330 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1321172440 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.
8061170411 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  no contact with borrower since 4/X/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3546108304 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4985105976 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with the borrower about the escrow refund check.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Escrow analysis.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the escrow analysis.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  Previous chapter 7 case #XX-XXXXX filed 09/XX/2011 and discharged
                                           12/XX/2011.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2505508366 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: There were contact attempts but no contact with the borrower in the review period.
4298205100 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/25/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5686847137 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower made an additional payment toward principal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1071464748 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to advise wife is deceased.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1616311050 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with the borrower emailed the statement to the borrower and gave password and confirmed read disclaimer. Comment dated 12/XX/2019 borrower called requesting documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6611292508 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1920795589 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called, made a payment of $705.53
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6593167624 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: No contact with borrowers during review period.  Loan is performing.  No skip trace completed.
7870052886 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called with an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9399434081 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/21/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called to make a payment and cited a death in the family.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2267819387 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower stated they will need to check with spouse regarding payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/X/2017 - Hurricane XXX.  No damage reported to home.
2244846817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4801961961 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 the borrower called requesting the details of their insurance policy including the cost of the premium.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5355239494 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 2/X/2019 the borrower called in and was advised in principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5479064554 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/08/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: No contact with borrowers during review period.  No skip trace performed.  Loan is current and performing status.
9761936169 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1528159398 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke to borrower about confirmation of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1812658370 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  current plan kept further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The borrower disputed the reporting information as inaccurate. The servicer responded on 1/XX/2019 with no updates needed as this was reported correctly.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017.
6460140991 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6773849028 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Loan is performing and contact with borrower is minimal. Most contact has been with spouse.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9271586202 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in promise to pay at branch office today for $868.98 on
                                           10/X/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5699387515 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower inquired confirmation for payment made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 09/2017); no damage reported.
4929918552 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in for Balance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4547118158 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in to go over the incentive program for his past completed modification and made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5768444306 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower promise a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 10/XX/2018. No damage noted.
4440112940 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in relation to a letter for hurricane loss on 9/XX/17.
                                           Borrower to submit inspection request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 6/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
9423419281 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with borrower about generating payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4571957312 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called on 06/XX/2019 to request a copy of the recast agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4788895021 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Spoke with Borrower 1, advised no notes or contact re any request for reinstatement with Keep Your Home California.  Sent roue for reinstatement, advised Borrower she can perhaps present the quote to them for reinstatement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: HHF funds iao $27347.06 appliled 2/XX/17.
3811978382 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8715735755 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/14/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Outbound contact to borrower to inform them the payment was received.
                                           Borrowers indicated they did not want mortgage assistance and is making payment through the bankruptcy trustee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6500937656 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to schedule a payment for 06/XX/2019.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance sufficient   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to cover repair        FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported roof damage on 07/XX/2018.  The borrower stated is waiting for an insurance check.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9497436324 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The XXX called to advised of change of insurance carrier
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3692368587 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/30/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2553355808 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  the customer called with general inquiry about the escrow account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6460930715 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018 Borrower called and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4047102611 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9927682960 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called regarding equity.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6556749494 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5753728415 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  the customer called to inquire about the pay incentive
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6769251984 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5667282977 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4464156404 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On November 18, 2019, the servicer was able to speak to the borrower and verified them, however, the call was disconnected shortly after.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3535909195 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4432302963 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was contacted but was unable to talk.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5111550526 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/07/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2017.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.  The case number XX-XXXXX.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9591874673 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called regarding insurance information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3078584206 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3724791694 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower requested that communication be via mail only.  No calls.  Did not say cease and desist all contact.  RPP options discussed with borrower 01/XX/2018.  Death of family member mentioned 8/XX/2016(outside of review period), did not comment that family member was mortgagor 1 or 2.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6218938615 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8339247483 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8242387615 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/08/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1293202754 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called confirmed balance information and details on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5567259054 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called inbound to make a payment arrangement, gave reason for default as excessive obligations. Borrower scheduled a payment for $248.36 for 11-8-2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3418619945 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in and made a payment.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4810463587 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3454401230 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Third party called for information on a check she received from servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5194284480 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower accepted a payment plan to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8304497688 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was advised the new tax bill had not been received yet.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9206350963 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Advised the borrower of the modification completion and the next due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2675912049 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Branch employee called with borrower present.  Stated co-borrower was
                    property; identified   deceased and asked for assistance options.  Went over all options in detail.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                    and documented         unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1070943988 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to get a new escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7449550778 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Internal partner from branch called in with borrower for information on loan modification. No further details of call provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 11/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.
2322311048 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is pmi dispute.  The dispute is resolved and the status indicates Servicer responded
                    Servicer responded and and appears issue is closed.  pmi dispute resolved
                    appears issue is       REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4177408055 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4871432189 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with a3p, she stated that the client was told it was being mailed to her regarding reaffirmation
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8238617103 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8361035587 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2061645089 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Loan is performing and contact with borrower is minimal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4845934384 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2686607177 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called for confirmation of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8043346234 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  On 4/X/2017, servicer spoke with borrower regarding documents copy request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1670402345 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2881607011 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/28/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called regarding refinancing her home and  wanted to know if she if able to do that.  Advised borrower that she cannot refinance her home with current lender at this time.  Borrower requested to speak with the loan modification dept regarding the account.  The call was transferred.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Unable to locate current status and filing date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9154677372 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7688138731 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3870930551 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with borrower regarding recast letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8618422061 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: 12/XX/2016-got mail returned
                                           1/XX/2017- received returned mail again
                                           2/XX/2017-Address Confirm Call Returned Mail   Customer contact attempted due to return mail no contact made.
                                           04/XX/18-Customer contact attempted due to return mail, no contact made. Left voicemail for customer with information regarding possible mailing address
                                           11/XX/2018-Customer contact attempted due to return mail, no contact made. Left voicemail for customer with information regarding possible mailing address needs. XXX - Customer contact attempted due to return mail, number disconnected.
                                           No customer contact as of 10/XX/2019, returned mail but customer has kept loan paid  with no lates
8741301164 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9245584563 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Authorized third party called in to verify claim status for cause of loss flood on date of loss 08/XX/2016 in amount of $2218.48. The agent advised that the final draw check has been endorsed and mailed on 02/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6917981119 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised that hardship is over. Agent advised of documents needed for loss mitigation review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7528866335 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called about end of the year statements
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1143568221 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/20/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2016.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5794863558 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in regarding escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1238295160 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8727174051 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in wanting credit amended stating has made all 3 payments and further communication  signed BAU forms and signed up for ACH prior to 04/XX/2018. The borrower was advised that the servicer made calls and sent statements indicating that the April payment was not received and a
                    from mortgagor         collection letter was mailed on 05/XX/2018. The borrower was advised that the ACH would have stopped due to payments were being moved to the end of the loan and until the agreement was updated and removed  no ACH could be on account. The servicer removed the late fees for April and May 2018 and the borrower brought loan current.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing late charges. The servicer waived the late charges that were applied on 04/XX/2018 and 05/XX/2018 in amount of
                                           $19.18 each and reapplied the funds to payment reversal fees.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 08/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.
7321275361 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6765245819 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6568407220 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in payment for today.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower states not liable for the account.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4001190707 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/07/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is 10/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3516127145 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The borrower receives monthly incentive payments due to a modification incentive plan 3/X/15.No other comments about modification were located.
2836704335 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9382762301 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Loan is performing and borrower has responded to servicer contact attempts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7111648044 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2392209339 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Talk to borrower advised will need a new recast agreement from borrower due to previous agreement expired borrower states will complete and send in new recast agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6015084301 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower brought a claim check to the branch for endorsement.  The check was endorse and released to the borrower due to being a non-monitored claim and not requiring an inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 12/XX/2016.
3435141913 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: It appears the property was located in a FEMA disaster area due to hurricanes August 2017. However, there is no evidence of damage to the property.
1828257546 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/20/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8335459266 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a promise to pay.

                                           11/XX/2016: Borrower provided information.
                                           1/XX/2017: Borrower connected with online support.
                                           3/X/2017: Borrower made a promise to pay; stated reason for default as grace period.
                                           4/X/2017: Borrower made a promise to pay.
                                           6/XX/2017: Borrower made a payment.
                                           8/XX/2017: Borrower made a promise to pay.
                                           11/XX/2017: Borrower made a payment; stated reason for default was curtailment of income.
                                           7/X/2019: Borrower setup two future payments and stated reason for default was curtailment of income.
                                           8/X/2019: Borrower stated will call in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2016.  Per comments bankruptcy was dismissed prior to the start of the review period.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3650083178 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer contacted the borrower and obtained the reason for default
                                           (borrower forgot to mail the payment) and a promise to pay for 8/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: It appears the property was located in a FEMA disaster area due to Hurricane XXX 9/XX/17. However, there is no evidence to the property.
3484371158 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Agent spoke with borrower regarding recast offer on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3456607406 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in regards to misapplied payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6989814758 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The agent spoke with the borrower the reason for the delinquency was due to curtailment in income. Borrower not interested in mortgage assistance . The borrower accepted a promise to pay dated for 6/XX/2019 in the amount of $1,933.36
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: No information on Natural disaster, customer called it in 2/XX/2019-
                                           1/XX/2019-GOVERNMENT SHUTDOWN IMPACTED CUSTOMER
                                           11/XX/2016-customer called to verify that they sent in all Mod docs
                                           12/XX/2016 Mod denied:REVIEWED BORROWERS CREDIT BUREAU REPORT XXX: DENIAL REASONS REPAY RPY091 - DELINQUE NCY DOES NOT MEET PROGRAM GUIDELINES MHA TIER 1 03 - PROPERTY NOT OWNER OCCUPIED;DEN
                                           603-UNABLE TO VERIFY OCCUPANCY OF THE PROPERTY MHA TIER 1 02 - INELIGIBLE BORROWER;DEN 913-BORROWER HOUSING RAT IO EXCEEDS THE MAXIMUM FOR OUR LENDING PROGRAM F NMA MOD 24 03 - PROPERTY NOT OWNER
                                           OCCUPIED;DEN 60 3-UNABLE TO VERIFY OCCUPANCY OF THE PROPERTY FNM A MOD 24 DEN 950 - YOUR PROPERTY EQUITY EXCEEDS OU 001 1 N
5970622352 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in regarding mod letter received borrower states not interested in loss mitigation options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7364380292 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to file a new damage claim and was referred to the
                    unresolved and no      insurance company.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2017.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Mortgagor Deceased BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    - Executor/Heir exists LITIGATION: There is no evidence of litigation on the file.
                    to dispose of          TITLE ISSUES: There is no evidence of title issues.
                    property; identified   PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on 08/XX/2019 to file a claim for unspecified
                    and documented         damage and was referred to the insurance company.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  No damage was reported.
9035119894 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to discuss a refinance.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  A credit reporting dispute was received on 10/XX/2016 and resolved  on 10/XX/2016
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1518495505 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: It appears the property was located in a FEMA disaster area 10/XX/18. However, there was no damage reported to the property.
9468427849 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6834499966 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to see what was needed for the RE to be released.  Advised customer that an inspection was needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: It appears the borrower was apart of the Hardest Hit Funds program  9/XX/2019
9657849112 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower was unable to offer a promise to pay, will make a payment in 2-3 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: It appears the property was located in a FEMA disaster due to hurricane XXX 10/XX/2018. However it appears the property was not damaged.
8983230383 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  BORR PAY FOR SUCCESS PGRM MNTHLY INCENTIVE PAYMENT 001  -
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5274696364 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called, made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7143768640 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called on 10/XX/2019 to inquire about a payment refund request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: It appears the property was located in a FEMA disaster area Hurricane XXX  9/XX/2017. However there is no evidence of damage to the property.
1770964136 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3939694132 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in regarding endorsing check from loss draft.  Borrower is
                    [1] Mortgagor Deceased deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4062341185 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay on December 30, 2019. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8253026570 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4609635828 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The last contact was made on 1/XX/2018, in which the borrower requested a
                                           1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8206313923 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states borrower called in and accepted a promise to pay on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9825116183 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4768677742 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6294643127 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 09/XX/2019 Authorized third party inquired current tax information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1841497759 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                                           PAY HISTORY: The loan is next due for 08/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called to inquire about statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4506330861 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9726561814 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/15/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower advised that RFD is servicing problems.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: It appears the property was located in a FEMA disaster area dated 3/XX/2018. However there is no evidence of damage to the property.
3997124918 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  the customer was advised that they need to provide proof of insurance
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2012.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2440772305 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3895280527 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called to make a payment, and requested a payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6377076276 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6292831304 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact was made on 6/XX/2018, in which a third party discussed general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7093736794 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8918462738 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called on 05/XX/2019 to inquire about their prior insurance carrier.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017. No damages were reported.
1949659080 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8334906049 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2000.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [1] Mortgagor Deceased REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    - Executor/Heir exists FORECLOSURE: No evidence of current foreclosure activity.
                    to dispose of          BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    property; identified   LITIGATION: There is no evidence of litigation on the file.
                    and documented         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3776512898 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1521195028 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/02/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7086770566 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Loan is performing but most recent note indicated borrower is deceased.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2982048065 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2015.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1087060731 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/24/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2015.  A motion for relief was filed 04/XX/2015.  Prior chapter 11 case #XX-XXXXX was dismissed on 6/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1801271173 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 05/20/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6852272194 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3834275050 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2006643258 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7609900361 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019, the borrower called to verify escrow account after received a
                                           Tax notification from the county.  The borrower was made aware of tax payment recently made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9223661209 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Outbound call to Borrower to discuss HOI.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8677128374 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/08/2018 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called for a replacement check
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8596092362 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The authorized third party was contacted regarding the recast agreement.  The agreement that was received was expired and the original will need to be signed and returned by the due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6317222768 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  the customer provided a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1235783609 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7025022040 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2005.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6324265537 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower was contacted and entered into a promise to pay for $1490.77
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.
3738916467 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8675656136 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3642249272 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower accepted a one time promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  No discharge date provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7329742104 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called regarding the executed modification and change of payment due to interest rate to modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4160418768 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3688057493 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 6/XX/2019 the borrower made a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6464990063 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in regarding general loan questions. Agent advised
                    [2] Loan is in         accordingly.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6584848321 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in requesting balance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3451017815 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to discuss their escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9013119608 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to check on account status and was advised in system maintenance to complete offer and advised next payment due is 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a FEMA declared disaster area due to Hurricane XXX. No damage reported.
4995640609 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Loan is performing and servicer is not attempting to contact borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7043358739 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to request for late fee to be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7032865846 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2345311238 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to confirm insurance information had been received.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and shingles and trees were down.  Water leaked into the home. The borrower noted on 02/XX/2018 was not sure when will be repairing the roof and is currently working on replacing the carpet.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
6759966752 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: There was a foreclosure/bankruptcy review comment on 1/XX/14.
                                           Borrower received pay for success monthly payment incentives in 2018.
                                           The comments indicate the borrower received a no pay forbearance plan but the pay history shows payments every month.

                                           3/XX/18 - the credit report was updated to show the borrower was not required to pay during the forbearance period. Account is part of a zero payment forbearance plan.
4734068668 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer requested a payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: It appears the property was located in a FEMA disaster area due to 11/XX/2018. However, there is no evidence of damage to property
4803939576 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5066120923 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9855259807 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called to inquire about 90 day grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6290715337 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1882781366 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7749632941 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3743099814 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to make a payment on loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5432550217 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to see if modification has been complete. Agent confirmed that it has.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4960415203 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to make a payment.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2007.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7062040259 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower inquired about the hazard premium payment.
                    unresolved and no      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer indication covered by  responded within 60 days and no further communication from mortgagor.  The borrower was disputing the loan reporting in bankruptcy. The borrower stated the home was never included in bankruptcy and
                    insurance              has been making all of the payments.  The review of the account reflected the account was either reaffirmed or not included in bankruptcy.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1] Written Dispute -  FORECLOSURE: No evidence of current foreclosure activity.
                    Servicer responded     BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent within 60 days and no  bankruptcy status is closed.
                    further communication  LITIGATION: There is no evidence of litigation on the file.
                    from mortgagor         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 and 11/XX/2017 due to Hurricane
                                           XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9993408724 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8977932645 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in promise to pay $2,180.96 today by phone.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9450574327 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in with a question about escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7679973981 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called for update
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1459268576 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 7/XX/2018 the borrower requested to have a late fee removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6246476775 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Outbound call to collect payment.  Borrower RFD was that they forgot to mail payment.  Agreed to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9927630214 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On 08/XX/2017 the call was in reference to balance on account. Borrower stated will call back to send additional payment once the amount paid has posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2193893164 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The last contact was made on 9/XX/2019, in which the borrower had an insurance inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8067797736 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower's partner had questions about a chapter 7 bankruptcy that's not
                    closed                 reporting on their credit report.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal credit reporting dispute against the Servicer on 09/XX/2018; the dispute was resolved on 09/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2018.  A chapter 7 bankruptcy was filed on 06/XX/2006 and discharged on 09/XX/2006. A chapter 13 bankruptcy, case number
                                           XX-XXXXX.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9948426128 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Servicer advised recast agreement was received and process can take 60 days to complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5697687224 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3055131748 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3028118500 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9162926494 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called and a made a promise to pay to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3458576282 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4919413283 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1471415215 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2012.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5082789107 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7972418780 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in 10/XX/2018 to see if a late fee was accessed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4799534762 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8411105155 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in payment for $2,217.90 for today borrower states reason for delinquency forgot to mail payment and curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2573079965 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower requested that mailing address be updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5995013282 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Talk to authorized third party to advise ACH is not set up and advised will need to make payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1716831178 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7631074613 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9825713903 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6376911057 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  the customer was contacted and decline the loanmodification
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3005864106 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 06/XX/2018 Borrower inquired payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3012054370 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2180699576 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 08/21/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower advised she received the package and sent it back in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7794659100 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  third party called to request copy of the prior year tax statement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3832021525 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/25/2018 0
                                           PAY HISTORY: The loan is next due for 12/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7753026059 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in due to did not receive statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4438935194 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  07/XX/2019 - Talked to authorized 3rd party - requesting to have reversal of the last 3 months or deferment of the next 3 months payments - the over payments were applied to the principal in error.  Transferred call to customer care.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2024246074 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9574425439 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called in and gave their new email address, loan is preforming.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8259851222 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  the customer was contacted and advised that they need to provide a copy of the homeowners master policy for insurance coverage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4956418729 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2063242068 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6953072845 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Comments show borrower called requesting copies of origination documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1921461240 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Comments show contact with borrower regarding name change.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8170911868 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5366694999 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The last contact was made on 12/X/2018, in which the borrower had an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8841870547 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8077553849 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7409718464 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  spoke with 3rd party, informed cannot process card payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6948970631 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 12/XX/2017.
7057177767 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called on 02/XX/2019 and was advised they were still in the
                    property; identified   process of finalizing the modification. The borrower stated they would make the March payment at a branch office.  Borrower is deceased and Executor/Heir exists to dispose of property; identified
                    and documented         and documented.  The date of death is 04/XX/2015.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8315668726 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5710551991 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower changed their mailing address. Comment dated 08/XX/2018 borrower inquired as to why their billing statement is showing due for $3,318.94. Associate informed borrower the payment for July was short, leaving funds in suspense and payment is short $17.78 for the
                                           August payment. Borrower scheduled a FastPay to bring loan current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2014.  Amended proof of claim was filed on 04/XX/2014 for modification that booked.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8974119526 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 04/05/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer called about their monthly statement. They were informed of when
                    [2] Loan is in         they were due. They were informed the statements were sent out on the 8th of the month so a payment received on the 16th would not show on it but it would show on the next month's statement.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Bankruptcy filed prior to the commentary and the specific date was not mentioned in the current commentary.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5500054332 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6722107574 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5673736591 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The customer was informed of the escrow shortage and the options associated with it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3295139299 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke to borrower to complete payment via phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 05/XX/2019, Loss Draft check for $2538.94, for Thunderstorm loss on 12/XX/2018, Endorsed and Released, Non-Monitored.
6679607346 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/19 spoke to the customer and authenticated Fast Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5657056818 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  the customer called to confirm the insurance carrier
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6014385030 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6535054197 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1052035025 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/08/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made a promise to pay $1450.61 on 6/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5853897415 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Comments show contact with borrower regarding year end statement not being received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3375711028 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  the borrower called to inquire about letter received for $5000 incentive and wanted to know how it worked, and wanted to request the removal of the PMI this was denied due to Loan to value at 94%
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7579814023 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Last borrower contact date and last contact attempt date not found in comments.
3790143136 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Spoke with borrower and updated email address on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7704070070 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower advised of the other borrower being deceased.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5231626043 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with borrower regarding making payment in branch.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  No information provided regarding bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2304812358 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Collection comments indicate borrower called with general questions about the final modification agreement but call dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4078913643 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to request payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1544666085 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in regarding the insurance payment confirmation.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 09/XX/2017 due to Hurricane XXX.  Claim funds in the amount of $6923.22 were endorse and released at the branch on 12/XX/2017. Additional funds in the amount of $12016.10 were received on 11/XX/2018 and were endorse and released to the
                                           borrower on 11/XX/2018.  A second claim was noted   for damage that occurred on 03/XX/2018 and funds were received in the amount of $4846.56 on 11/XX/2018.  Claims were reclassified as enhanced endorse and release on 12/XX/2018. Additional funds in the amount of $32500 were received for the first claim on 12/XX/2018 and were released on 12/XX/2018.  The inspection for the 2nd claim on
                                           04/XX/2019 returned 1% completion. The inspection for the first claim on 07/XX/2019 returned 1% completion.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $56,285.88.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 12/XX/2017.
2552066404 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Bankruptcy payment research dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9134823713 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6701570299 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/27/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Executor/potential Successor called to let Lender know his mother passed away
                    property; identified   in 2016 and to let Lender know he wanted to turn the property back over to Lender.  Lender advised they will send him a packet, and for him to select the 'move out' option.  Caller is the son of C1.
                    and documented         The prior Executor, his brother, passed away.  Called was named the Executor since his brother passed.  Package had not been received as of end of Review Period.  Borrower is deceased and
                                           Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3928151617 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to Borrower and they made a payment of $47.00 for escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9205094464 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The servicer discussed the mortgage interest with the customer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5190153535 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2760342305 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to confirm insurance payment was made.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2006772491 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5532302914 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The servicer spoke to the borrower who requested documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6660139081 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3785068214 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke to customer to update monthly payment effective 6/X/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1306766663 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6041801585 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019 Borrower called for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9649822315 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7958597505 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 07/31/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Representative went over the difference between an active bankruptcy account
                    [2] Loan is in         and a non active bankruptcy account, also went over the ACH procedure.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4245902895 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Spoke to borrower and the call was interrupted.  The borrower hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  Unable to locate filing date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7403087435 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7279124418 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8630908866 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9413628942 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/02/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called about escrow being set up on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9822589575 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower stated that had went through divorce. Agent advised name still on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6554163413 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to verify the check status. The agent state that 2 checks went out on 11/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA Declared disaster area, due to Hurricane XXX 09/XX/2017; property damage for collateral loss for wind damage in amount of $7980 was endorsed and released with no inspection required, claim is non-monitored.
1763895919 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower will be mailing a payment and advised countersigned docs will be
                    [2] Damaged Exterior - mailed.
                    Active insurance claim EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer but unclear who holds  responded within 60 days and no further communication from mortgagor.  The borrower was disputing the change in principal balance that was reported that impacted the borrower's credit score.  The
                    funds or covered by    account was reviewed and it was determined no changes were needed.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [2] Damaged Interior - BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Active insurance claim LITIGATION: There is no evidence of litigation on the file.
                    but unclear who holds  TITLE ISSUES: There is no evidence of title issues.
                    funds or covered by    PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage due to a tornado on 06/XX/2018. claim funds in
                    bid                    the amount of $13405.86 were sent directly to the borrower and the investor was not listed as a payee.  The claim was classified as enhanced endorse and release.  The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on 10/XX/2018 reporting 0% completion.  The details of the damage and status of repairs were not provided and the claim was
                    [1] Written Dispute -  closed on 10/XX/2018.  The damage repair amount is estimated at $13,405.86.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                    Servicer responded     ADDITIONAL INFORMATION: N/A
                    within 60 days and no
                    further communication
                    from mortgagor
2875082494 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5216281197 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3852000658 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On 12/XX/2018, the primary borrower accepted a promise to pay.  Borrower is
                    [1] Mortgagor Deceased deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2018.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2008 and there is no evidence of reaffirmation.  Discharged Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2728896353 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9002500895 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3195528495 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8081716389 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6741241992 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Agent advised borrower that file is still under review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster noted for Hurricane XXX.
2595193287 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4578714697 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in to confirm if payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1336646453 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/11/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay. Loan is now preforming.  Borrower is
                    [1] Mortgagor Deceased deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2017.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT:
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4727098694 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer spoke to an authorized third party regarding the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6527219226 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/19/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8660187338 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in and the agent provided branch location.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6184833276 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Spoke with borrower and gave him the amount of payment due for 10/1.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9066666067 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6639296727 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  spoke with borrower to discuss HAMP, advise borrower of term and condition for modification
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8823029330 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9074202407 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower scheduled a payment in the amount of $478.39 by 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9892004462 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Comments show borrower called regarding recast offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1523236623 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8601160284 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made a payment via Fast Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3367247551 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make a payment.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is 12/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7401074427 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Comment show borrower called in to request loan documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1081192960 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 08/13/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to verify amount paid for insurance in 2018.Advised $4,800.23
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9654218911 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments show borrower requested refund. No specific information regarding process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3866342525 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to check on payment, advised loan is listed as non escrow
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8719856977 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower wanted update contact information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6039694259 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The customer was contacted. They stated reason for default was excessive obligations. They were not interested in assistance. They scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3045661249 2        [2] Environmental      LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    Damaged Interior -     PAY HISTORY: The loan is next due for 02/XX/2020.
                    Active insurance claim BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with the borrower and advise draw is being requested.
                    but unclear who holds  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2019 and there is no evidence of reaffirmation.  newest comments no longer in bk
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damages caused on 06/XX/2017. The notes on 09/XX/2018 stated $30,000 was received and deposited.  The claim was classified as monitored. The first draw for $7,500 was released on 03/XX/2019 to begin repairs. The notes on 04/XX/2019 stated the contractor's bid of $37,000 was accepted. The comments dated 04/XX/2019 referenced mold was located in the home. An inspection was conducted on 06/XX/2019 reflecting 50% or repairs were completed. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $30,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3273142426 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower accepted a promise to pay and was advised that the payment maybe returned due to stop payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8124498305 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5432608962 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9915789172 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Spoke with the borrower who accepted a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3116147721 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  spoke with Third party
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9733261143 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6751376482 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called int o confirm if the insurance agent called in to confirm insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3254563567 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower two called advising that they cannot commit to making a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 9/XX/2017 Natural Disaster/Moratorium Hurricane XXX.  No damage reported
3520612397 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in due to having trouble with the online account.  The
                    [1] Verbal Dispute -   ACH was set up for the payment to begin in July.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    appears issue is       responded and appears issue is closed.  The borrower was disputing the inaccurate payment amount due to the flood insurance not being updated.  The issue was resolved on 04/XX/2019 with a new escrow
                    closed                 analysis and the payment being corrected for May.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 01/XX/2017.  A prior Chapter 13 #XX-XXXXX was dismissed on 06/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017. A claim was filed for hurricane damage and was closed on 03/XX/2019 with all funds released and a 100% inspection.
8156571334 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2743586999 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with customer who requested for the payment research route to be closed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5986840098 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4817984863 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1139981840 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Comments show borrower contact regarding loan status and payments, servicer confirmed payment received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4506165914 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  spoke with borrower to process payment and confirm occupancy status
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9941390739 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  the customer called and wanted to go over the escrow charges, late fees, and statement.  Completed a courtesy late fee waiver, and processed a phone pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is BK unfinished.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4976489213 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4255414086 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2018 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Last contact attempt date not found in comments.
1520742127 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in regarding a new insurance claim in the amount of
                                           $896.72 for hail damage that occurred on 06/XX/2017.  Claim funds were endorse and released on 08/XX/2019 due to the claim being non-monitored and no inspection required.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/XX/2018.  The proof of claim was filed 06/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6422653551 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower had questions regarding stopping the insurance payment.  The call was transferred to the insurance dept.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3749600999 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in and made payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2213286795 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a promise to pay.  Borrower is not interested in mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3432078764 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/18/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Collection comments indicate borrower called to request assumption documents to be sent to her.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8387394373 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2379733020 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Comments show borrower contact requesting a payoff statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7730062260 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called and was advised she is back to regular servicing and current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8872052625 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/11/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4825873577 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3534915248 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5124982033 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with borrower regarding escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7184441480 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The case was discharged per commentary dated 05/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1286597995 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower accepted a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5930435582 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Servicer spoke with borrower and content of conversation was not shown.  On
                                           09/XX/2018 the borrower called and both a mailed and emailed ACH application was sent to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  No information on prior bankruptcy other than that there was one and the debt was not re-affirmed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7113713327 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower brought a claim check in the amount of $6622.22 for water damage that occurred on 01/XX/2018 to the branch for endorsement.  The funds were endorse and released to the borrower and the claim was closed due to being classified as non-monitored and not requiring an inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6830044249 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6153566101 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to get a copy of the insurance declaration page.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8280968721 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower is not interested in mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9881315707 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3260373101 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called in about escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8079088873 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5362969714 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  The case was discharged in 2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5437276445 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called in to see if their payment was received. Borrower was advised
                                           no.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6646521893 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3825157455 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  06/XX/2017 inbound call advised borrower total amount due borrower accepted payment plan borrower scheduled payment $1741.32
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8490538540 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2245071041 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with the borrower payoff quote provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7874042244 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1781641806 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called on 10/XX/2019 regarding the year end statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1100009990 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6577196844 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4125074367 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called to make sure the extension would  not hurt their credit.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX noted on 10/XX/2017 no damage noted.
3563540341 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2117121410 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower stated they were waiting to remove spouse from loan due to
                    property; identified   passing.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2004.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3907394073 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called and made a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2954622522 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1978387059 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in payment for $1,774.26 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1665275982 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with co-borrower. Servicer advised to wait until the check sent in error was returned as NSF as refunding the check would cause a refund of past payments and create errors in account.  The borrower was told that if any late charge was assessed it would be waived.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8338718596 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called on 12/XX/2018 regarding the status of a check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7307848471 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4173728801 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer spoke to the borrower who made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8929917079 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8858843511 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The last contact with the borrower was on 01/XX/2018. The borrower wanted to put a stop to foreclosure proceedings on the 2nd mortgage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5259933059 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to advise they forgot to mail the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2372980107 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The last contact was made on 7/X/2019, in which the borrower confirmed a payment posted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9840607177 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5101431956 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Agent went over escrow shortage explanation with borrower.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7647297601 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower stated at work and cannot talk right now.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4216626704 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower had a recast inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4476476811 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  3rd party called in to discuss the statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9649223765 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to confirm the property inspection was conducted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6017454070 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2099093059 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower advised that final mod docs are complete.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6760826851 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in with a 3rd party to discuss a refund from a recent
                    property; identified   payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2542216805 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The last contact was made on 10/XX/2018, in which the borrower had an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9409167046 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9572270375 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8393580689 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower advised does not want to accept recast offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6242533554 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  the customer called and confirmed that the payment was sent  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2010.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5513165961 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in to make a promise to pay to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7792955396 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/19 a party called in to to discuss the letter wherein the assumption was denied.  The father was contacted and added to the call and gave permission to discuss the decision. The call was canceled for further assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4152972736 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called and accepted cure amount on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9741563211 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to confirm payment amounts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5069508970 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Loan is performing and contact with borrower is minimal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6078309158 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make a payment on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9972116866 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/09/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2119306289 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in regards to treasury notice received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3634677923 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to discuss escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: HHF assistance received 3/X/14-6/X/15, $10225.76 received.
1542527744 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7541399613 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3364501895 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3971730215 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8536570428 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3898076949 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to verify that November payment had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7394228305 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/19/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8249245506 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower  advised servicer of paid hoa Fees
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5142782785 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9255744137 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The agent spoke to the borrower concerning payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8093350072 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 05/XX/2020.  The last payment was received on 09/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 9/XX/2017 due to a hail loss on 4/X/2017.
                                           Claim funds in the amount of $11,098.11 were received at the branch office for an endorsement and released to the borrower.  The claim is classified as enhanced endorse and release.  The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on 7/XX/2018.  The claim was closed on 07/XX/2018 and the status of repairs was not provided.  The damage repair amount is estimated at $11,098.11.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2675271962 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower stated they received a letter concerning a 1099-C.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9508174439 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2128249802 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The last contact with the borrower was on 05/XX/2019 to discuss refinance options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3073598343 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Recast offer was mailed on 08/XX/2018.
8677877943 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower was contacted 8/XX/2017 due to delinquency status and set up a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2326542983 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  All notes say is that they spoke with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8780137937 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7439079460 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9477009489 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1630439870 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower stated they have been discussing payment dispute and are waiting
                    closed                 for a copy of payment history and was advised it was sent on 3/31.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was sent payment history to resolve dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7232993505 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1446291085 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke to borrower promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9659047777 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2014.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8182445466 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke to borrower, misapplied payment, payment dispute
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5220974412 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  spoke with borrower to update account general info and general account inquiry
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4462751585 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Contact was made with the borrower to advise of a mailing address update.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9937327128 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9523388125 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact was made on 7/XX/2018, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2741650548 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6518824373 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower scheduled payment and stated they fell behind due to death of granddaughter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7966736536 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9016505294 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9826940516 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to request the final inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  A prior Chapter 7 was filed on 10/XX/2005 and discharged on 03/XX/2006.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for fire damage that occurred on 11/XX/2016.  The claim was closed on 06/XX/2018 with all funds released and a 100% inspection dated 06/XX/2018.
3771902515 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7845920451 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was contacted 3/XX/2018 and stated that March payment was sent the previous month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3842810683 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to make an escrow payment and request online support.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2902871813 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in to discuss claim for damage
                    insurance claim and    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    funds held by servicer REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    with indication of     FORECLOSURE: No evidence of current foreclosure activity.
                    related contractor bid BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    sufficient to cover    LITIGATION: There is no evidence of litigation on the file.
                    repairs                TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hurricane damage  The damage repair amount is estimated at $40,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5574535820 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9459385083 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Inbound call from borrower to confirm if the payment mailed around 12/XX/2019 was received.  Advised no.  Will wait till tomorrow to see if its posted, if not will make other arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3207197747 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 Authorized third party called regarding letter received from court house. Third party was advised to contact the local court house for assistance the mortgage loan is current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comments on 04/XX/2018 indicate a FEMA Disaster declared for a hurricane; no damage reported.
9994188341 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 4/XX/2019 the borrower was contacted due to past due amount.  They set up further communication  a payment plan.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower said they have paid every month and was never late.  Research completed 5/XX/2019 shows there are multiple delinquencies recorded and reported.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6532212256 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Advised the borrower that the system maintenance for the discharged bankruptcy is complete and all payment options are available.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9804380863 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9092796367 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7215959348 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower made a payment to account.  Borrower is deceased and Executor/Heir
                    [1] Mortgagor Deceased exists to dispose of property; identified and documented.  The date of death is unknown.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4901855111 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Unable to locate additional bk information in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3750423110 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2083357600 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2739585408 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/27/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2909455632 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9788240988 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower accepted a PTP1 Cure.
                    unresolved and no      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer indication covered by  responded within 60 days and no further communication from mortgagor.  The comments on 08/XX/2018 referenced a credit dispute was received. The notes on 08/XX/2018 stated it was determined the
                    insurance              account was reporting correctly. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1] Written Dispute -  FORECLOSURE: No evidence of current foreclosure activity.
                    Servicer responded     BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    within 60 days and no  LITIGATION: There is no evidence of litigation on the file.
                    further communication  TITLE ISSUES: There is no evidence of title issues.
                    from mortgagor         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower stated that part of their roof fell down due to Hurricane XXX.  There is no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 09/XX/2017.
2486580263 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a removed bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted property repairs on 09/XX/2017 due to Hurricane XXX.  The borrower noted on 11/XX/2017 the property sustained major damage.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9605203155 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called about having PMI removed on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8711589372 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 11/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
8317086833 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower made a promise to pay on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1051543990 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  the customer called to get general information about the account status
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7975066690 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8745915320 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called on 12/X/19 in response to call and she stated that she
                    property; identified   got a call for authorization for the contractor to get info on process.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                    and documented         unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 10/XX/2018. No damages were reported.
9569720661 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2015.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5109445396 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9434138651 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5554452475 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower would not continue interview. discharged bankruptcy
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1072837050 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/08/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower contacted servicer regarding an additional loss draft check received in the amount of $717.10 and inquired as to the procedure for having the check endorsed by servicer. The servicer reviewed the process for claim with date of loss from 07/XX/2018. Notes indicate the check was endorsed and returned to borrower and the claim is closed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted 10/XX/2018 Non-monitored hazard loss due to Hail damage claim with date of loss of 07/XX/2018. Loss draft in the amount of $3,984.16 received, endorsed and  returned to borrower on 12/XX/2018. An additional hazard check $717.10 received, endorsed and returned to borrower on 03/XX/2019. Claim closed 03/XX/2019.
8603243161 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/18/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  the customer called to get information about sending the tax bill
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3702903854 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8139377375 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1195245391 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3107138865 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke to borrower regarding payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4688258537 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a promise to pay, not interested in workout options
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6358141741 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called with questions about discharged bankruptcy call transferred to bankruptcy department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Minimal information during review period, borrower called in, previous chapter 7 bankruptcy discussed, discharged. Account is performing
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8917265378 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2306367483 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/09/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  Notice of final cure was cited as being filed on 10/XX/2019. Response to the final cure was uploaded on 09/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Recast offer was mailed on 05/XX/2017.
8859997889 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1324852316 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 Borrower called in reference to confirmation of Insurance carrier. Borrower advised no longer changing Insurance companies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9569912291 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The last contact with the borrower was on 08/XX/2019 to discuss the application of payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2037213448 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Inbound call from Borrower to make payment.  Email updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4774254429 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke to borrower, general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Commentary  2/XX/2015 states loan was reaffirmed
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9223206074 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/07/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called in regarding general information.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance sufficient   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to cover repair        FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    [2] Property is        LITIGATION: There is no evidence of litigation on the file.
                    located in a FEMA      TITLE ISSUES: There is no evidence of title issues.
                    disaster area.         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Per comment dated 11/XX/17 property was damaged from Hurricane XXX. No sign a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 11/XX/2017. No damages were reported.
9769703822 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7726231448 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke with the borrower, the borrower was unaware of the modification no modification documents in ivault as per note rate is fixed as per XXX answer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8789605977 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The third party called in on 2/XX/2019 with questions about a recast.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2004.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9886895780 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/24/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2003.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6688887394 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was contacted to advise their modification is completed.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Borrower disputed payment history on account. Servicer notes indicated one late payment in 2/18 and loan is current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9191467087 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5926770489 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  09/XX/2018 - Talked to borrower - intends to keep property - interested in a prepayment penalty
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6375309166 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in regards to letter received for insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1032296163 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6873074812 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9272162237 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to see account is due to 5/2019 payment when borrower has been paying extra to bring current. Rep advised additional  has been applied to principle and advised borrower can do reversal but borrower will have to pay the difference of $48.72 to cover 5/2019 payment. Borrower made payment for $445.89 to cover remaining of 5/2019 and 6/2019 payment. Rep advised submitted request to have additional that was applied to principle to be applied to 5/2019 payment provide confirmation to borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7184413171 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 7/X/2019, there was a discussion with an internal party and went over
                                           FMERR.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6455862001 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower accepted a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8294375259 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5897161081 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9106297405 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The last contact with the borrower was on 04/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3325699142 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2895924271 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in promise to pay $412.23 on 10/X/2018 by phone and  states not interested in loss mitigation options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9407218777 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to have a check reissued for a prior resolved damage claim for the third time.  The borrower stated the check was not received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for fire damage that occurred on 05/XX/2017.  The claim was closed on 05/XX/2018 with all funds released and a 100% inspection dated 04/XX/2018.
7124265174 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 07/XX/2019 Borrower requested paper suppression statement. The statement was emailed to the Borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4840428661 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/X/19 spoke to the customer regarding the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3127449321 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower stated will make payment online 9/XX/2018. Agent notated account accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8115950410 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1213832276 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Spoke to Borrower re general questions, she said her son wanted to buy the home but she owes more that it is worth.  Said if he paid off mortgage would he get home.  Advised if he buys the title name transfer would be done during sale. Said she doesn't want to list with realtor just wants to sell to son.  There has been no further contact with Borrower during Review Period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9613706139 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with customer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2417732065 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/XX/2019, they talked to the customer about research recast but no other details were noted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9096123021 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Contact was made with the borrower on Spoke with borrower on 12/XX/2019--
                                           reversed a payment of 1500 to suspense; applied 825.43 via 1 payment, , borrower made a payment iao $810.56
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5179265200 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called on 02/XX/2018 to make a principal only payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8412989423 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The last contact with the borrower was on 10/XX/2018 to discuss payment optons.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9187667952 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called advised going to make a payment at the branch.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 10/XX/17
1656764305 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9421741501 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower wanted to confirm the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2013.  Trustees' motion to dismiss was cited on 11/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster extenstion exclusion cited on 03/XX/2018.
1918974214 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower made a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1450902232 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/28/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower submitted escrow dispute on 11/XX/19 and servicer responded on further communication  11/XX/19.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2019.  The dispute type is Written and the reason is Escrow.  The dispute is resolved and the status indicates Servicer responded within
                                           60 days and no further communication from mortgagor.  Notes indicated borrower submitted correspondence regarding escrow dispute on 11/XX/19. Servicer responded with letter on 11/XX/19 that provided detailed explanation of escrow analysis and increases on account since 9/18. Letter also acknowledged borrower's payments for 9/19 and 10/19.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was dismissed on 11/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natural disaster comments noted on 9/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
4003830105 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower stated will not be able to make any payments until 04/XX/2017.
                                           The reason for the default was due to illness of the borrower and reduced pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2276666072 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  There was a outbound follow up call where the agent advised the borrower to mail back agreement and advised the borrower that they needed to make their regular monthly payment for October.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2178931551 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2149054565 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Talk to borrower regarding payment and borrower made payment for $515.60 today and states not interested in mod.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1350501824 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer discussed insurance related issues with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  (See comments dated 02/XX/2014 and 02/XX/2014.)
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4013786310 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/27/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9969543042 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke with borrower regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Last contact attempt date not found in comments.
2870586809 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower promised to make a payment at the branch.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXX on 9/XX/2017. No damage was reported.
6830349344 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/09/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called to make a payment of $370.00 for 9/X/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 04/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9062985453 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4175289223 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8815472865 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/21/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower advised that RFD is tenant is not paying.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
8371293824 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called in payment for $721.18 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6135240092 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1614238198 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4055364372 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3793915086 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1132839068 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 7/XX/2019, the customer had a question about their homeowner insurance and was advised to call their insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6978965810 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8005176176 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7653734273 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in 10/XX/2018 to have a late fee waived.  The borrower called in on 11/XX/2019, on bankruptcy disclaimer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5310480333 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The last contact was made on 8/XX/2019, in which the borrower discussed a
                    closed                 credit and payment dispute.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1956251865 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called on 01/XX/2019 inquiring if their fax with a new insurance policy was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2017.  A chapter 13 (case number XX-XXXX) was filed on 03/XX/2015. Relief was granted on 01/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 10/XX/2016. No damages were reported.
4353753138 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Commentary states spoke to borrower regarding escrow analysis inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4953280370 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5251551309 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower inquired about their Escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6190239650 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/07/2019 0
                                           PAY HISTORY: The loan is next due for 08/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower was advised of 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8078731917 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7947460987 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The last contact with the borrower was on 04/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3715426745 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in regarding escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6246871854 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in regarding request for mortgage information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7120305002 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster area due to Hurricane XXX (DR -XXX)  noted on 10/XX/2018.
9181181107 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in to request copy of 2011 1098 form be sent to borrower by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8574765651 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower made a payment over the phone. Confirmation number was provided to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6006967516 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  3rd party advised will make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8915006972 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in for modification updates.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2315385154 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  (See comments 06/XX/2017.)
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Per comments dated 09/XX/2014, the loan was modified.
6963381026 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called regarding recast offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1096682735 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to make payment arrangements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8090935230 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/X/19 the borrower had concerns about the bi-weekly automatic payment option.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 10/XX/2014.  Client has auto relief with plan confirmation. The plan was confirmed 12/XX/2014
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8998227852 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2956083030 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9846875171 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 08/08/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called stated autodraft not active advised need to request to have reinstated advised once received reinstate can take up to 45 days.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9171027233 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a payment. Excessive obligations noted as the reason for default and not resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5218280038 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to make a payment of $1293.80  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damages caused on 02/XX/2017. The claim was classified as enhanced endorse and release. All funds were endorsed and released. An inspection was conducted on 10/XX/2017 showing all repairs were completed.
9853620421 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called on 12/XX/2019 to verify a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7112330614 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1292079271 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in to request payoff.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2013.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9224821776 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5938020076 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised the loan was brought to a current status due to the disaster
                    property; identified   program.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017- The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
1816459692 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Loan is performing and contact with borrower is minimal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1958355265 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2845797428 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to make a payment via fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2571680320 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in regarding amortization information.  Borrower is
                    unresolved and no      deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2013.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Flood zone dispute.  The dispute is resolved and the status indicates Servicer
                    insurance              responded and appears issue is closed.  The borrower was disputing the property being in a flood zone and the need for flood insurance.  The borrower stated received a flood determination from the city.  The borrower was advised to send in the FEMA flood map and documents showing the property is not in a flood zone.
                    [1] Mortgagor Deceased REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    - Executor/Heir exists FORECLOSURE: No evidence of current foreclosure activity.
                    to dispose of          BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    property; identified   LITIGATION: There is no evidence of litigation on the file.
                    and documented         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was
                    [1] Verbal Dispute -   noted on 11/XX/2017 to the roof and pool and the whole house was flooded.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                    Servicer responded and ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                    appears issue is
                    closed
1016236960 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Loan is performing and contact with borrower is minimal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8901222664 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/13/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Account statement was explained to the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4536079788 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was authenticated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1561419664 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/25/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3747747651 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Third party called to confirm receipt of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3249232814 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5069995456 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Called the borrower accepted promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5190198811 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/30/2018 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called to make payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9398019105 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to verify a fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8105161088 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5687486971 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/21/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 6/X/2018, the borrower was inquiring why the payment did not increase and was advised that it was due to removal of the flood insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3100988634 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/22/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4694512679 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1494863753 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/21/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Talk to borrower advised of final mod docs needed borrower states will send
                    unresolved and no      docs today.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] MI Not Being Paid  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    As Required            LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted damage on 09/XX/2017 due to Hurricane XXX.  The borrower noted
                                           extensive damage to the property on 09/XX/2017.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
4185240989 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  An agent spoke with the borrower regarding the escrow shortage and the new payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments indicated the property was located in a FEMA disaster area on 09/XX/2017 due to Hurricane XXX.
3659106979 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8487211448 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/26/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to make payment arrangements. They advised that the
                    property; identified   co-borrower passed away.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1889752739 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called to advise that they received a non pay cancellation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5513701662 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4766181943 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4697954752 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The servicer informed the borrower on 10/XX/2019 that the payoff quote is good through the end of the day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9803712163 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is evidence of reaffirmation.  Bankruptcy was filed and discharged prior to beginning of status review, however it was reopened by the borrower on 1/XX/2014 to reaffirm.  The reaffirmation was filed and entered 6/XX/2019.  The case closing order date was 5/XX/2019 and the closed date was 7/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2270189452 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5388152815 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/15/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower brought a claim check to the branch for endorsement.  The check
                    funds or covered by    was endorsed and the claim is pending the final inspection.
                    bid                    EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Vesting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in with the authorized third party stating the third party should be on the loan and financially responsible.  The servicer advised since the
                    [1] Verbal Dispute -   origination of the loan in 2003, there has only been one borrower listed on the loan.  The third party can be added by undergoing an assumption and being reviewed for eligibility.  The issue was
                    Servicer responded and noted as resolved.
                    appears issue is       REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind damage that occurred on 05/XX/2019.  Claim funds in the amount of $23220.34 were endorsed at the branch on 08/XX/2019.  The claim is classified as enhanced endorse and release.  A 45 day follow up letter was sent on 09/XX/2019.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $23,220.34.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5356912715 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5759319905 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  08/XX/2019 - talked to borrower - unaware that June payment was never made -
                    property; identified   borrower promises to pay $1005.44 by end of 08/XX/2019  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6050880572 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact was made on 6/XX/2018, in which a third party scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1278003053 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  07/XX/2018 - talked to borrower - they are not interested in mortgage assistance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2268278864 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1816934149 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The last contact with the borrower was on 11/XX/2018. The borrower called to
                    property; identified   make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5414833621 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Called the borrower who advised default the borrower unable to accept promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8990602027 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Informed the borrower that the account system maintenance had been completed
                                           & the next payment is due for Dec.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 11/X/17
9763755785 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  07/XX/2018 - talked to borrower confirmed receipt of payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5444890044 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The authorized 3rd party stated the money order was mailed, will cancel the money order since XXX did not received. Made a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4482283063 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 04/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The last contact was made on 1/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8016149859 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called fastpay processed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7796273373 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8911296740 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to confirm make has been made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7573691196 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5147536964 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Commentary states spoke to borrower regarding the foreclosure fee reimbursement. Borrower advised of the status of the reimbursement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6142540575 2        [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called to make a promise to pay.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified but not documented.  The date of death is 07/XX/2017.
                    but not documented     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5473882459 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2269425491 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made a payment on the account.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2007.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2007 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7909950337 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7304410736 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/09/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in requested documents.  The signed executed modification agreement was sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5062395869 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX noted on 11/XX/2017 no damage noted.
1109981380 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 01/XX/2018 Borrower inquired confirmation of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9608075539 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with borrower regarding escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1056617833 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in to see if payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6903989107 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2591224170 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/30/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called on 04/XX/2019 to discuss a payoff quote and the
                    property; identified   prepayment penalty term.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6489879592 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Commentary states spoke to borrower and confirmed the payment for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2271098676 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7800204545 2        [2] Environmental      LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    Damaged Interior -     PAY HISTORY: The loan is next due for 01/XX/2020.
                    Active insurance claim BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  An authorized third party (spouse) called on 06/XX/2019 to confirm a payment but unclear who holds  was made and inquire if insurance was paid through escrow.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2017.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Mortgagor Deceased BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    - Executor/Heir exists LITIGATION: There is no evidence of litigation on the file.
                    to dispose of          TITLE ISSUES: There is no evidence of title issues.
                    property; identified   PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The notes on 11/XX/2017 referenced a claim was filed for mold damages caused by a leak from the ice
                    and documented         maker on 10/XX/2017. The claim was classified as monitored. The notes on 01/XX/2018 referenced the mold was treated by a third party. Request was made for contractor's license and other documentation to progress the claim. There was no evidence of the documents being received. No reference to a claim check being submitted or released to the borrower. There was no mention of an inspection confirming the mold was treated.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9403758058 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower made a payment and agent waived a late fee on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1829530902 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8974369124 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in regarding hazard policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2683299751 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower requested to update email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9636172379 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 Borrower called and authorized spouse to speak on account.
                                           authorized third party inquired about the interest and real estate taxes paid for 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2018 Commentary states claim closed for property damages. The repairs are 100% completed.
4615649234 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5128563169 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/30/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1439287817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower contact manual authenticated the borrower general inquiry. .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9739961501 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower spoke with agent regarding general loan information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8885690529 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The agent spoke to the borrower and the borrower accepted a promise to
                    closed                 payment payment plane. The borrower also stated the reason for the delinquency was due to the grace period.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower dispute payment reporting. Borrower made payment late for the month June 2016 (payment was made on July 7, 2016) Borrower wanted the agent to waive as a courtesy and back date the payment.  Agent went over account and lenders rules. Agent was unable to reveres. Borrower did not have enough funds to pay on time.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6972410617 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower made a payment.  The reason for default was noted as illness in the borrowers family and curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4036904145 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called in 8/XX/2017 to inquire about a check they had received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6329664117 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower advised that documents were sent in to XXX, SC address but they were returned . The customer also wanted to confirm policy renewal information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6323590050 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7948754811 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower calling in regarding modification incentive.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 09/XX/2017, the borrower stated that the subject property was affected by Hurricane XXX. The details of the damage were not provided in file and there is no evidence that an insurance claim was filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster area due to Hurricane XXX noted on 09/XX/2017.
8522035556 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called provided confirmation number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4521991923 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a payment  via fastpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  A motion for relief was filed 01/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1682435259 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The last contact was made on 1/XX/2019, in which the borrower inquired about a prepayment penalty and ordered a loan payoff statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1951144016 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower accepted promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1258737448 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3611166989 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower promised to make a payment via FastPay.  Borrower is deceased
                    property; identified   and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2007.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9682770662 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8981568554 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9352314064 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/03/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Commentary states spoke to borrower regarding the extension offer. Borrower
                    unresolved and no      advised first payment was mailed and advised once all payments are made, then the final agreement will be sent.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] MI Not Being Paid  BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent
                    As Required            bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed by the lender on 12/XX/2018 due to Hurricane XXX. The claim was filed in the amount of $4012.  The claim was closed on 12/XX/2018 without settlement.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $4,012.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 09/XX/2018.
1545248738 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8654692877 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5434184894 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The authorized third party called in regarding a claim check for water damage that occurred on 08/XX/2019 and was advised to bring the check to a branch for endorsement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7347172430 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower agreed to a repayment plan to bring account current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6283026637 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1966835918 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/08/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  On 07/XX/2017, the borrower called about a refund for her insurance premium.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1626283747 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 03/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in regarding the contractor being on the claim check and
                    closed                 having already been paid in full.  The servicer stated a paid in full receipt was needed and then could reissue the check.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the insurance premium increase and the corporate advance fees.  Lender placed insurance was placed on the account and there was a lapse in coverage.  The borrower was issued the refund requested on 07/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.  A claim was filed for hurricane damage and closed on 06/XX/2019 with all funds released and an inspection dated 10/XX/2018.
1568303103 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called about the recast letter and to advised will make a payment in
                                           July.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3671081266 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/15/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The agent received a call from borrower /successor of property (deceased
                    property; identified   original borrower) in regards to an insurance question.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1171185203 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in regarding general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2199582397 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised the account is due for 1 payment; agent stated that a previously sent loss mitigation offer is no longer valid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 08/2017); no damage reported.
6030983408 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/07/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to dispute the application of the payment.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the application of funds and requested funds applied to principal to be applied to the escrow account to payoff the shortage.  The payment was reversed and reapplied on 03/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3841903566 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3364721913 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The servicer contacted the borrower regarding escrow shortage and payment increase
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2019 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6575092763 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6171620809 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to inquire regarding the monthly billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4171629716 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5003736399 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to discuss general information about the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6704820168 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9468001345 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6704267695 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer discussed general account information with the customer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1000920928 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The successor to the deceased borrowers called on 08/XX/2019 inquiring how to indication covered by  report a claim. No further information was provided.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2016.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1] Mortgagor Deceased FORECLOSURE: No evidence of current foreclosure activity.
                    - Executor/Heir exists BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    to dispose of          LITIGATION: There is no evidence of litigation on the file.
                    property; identified   TITLE ISSUES: There is no evidence of title issues.
                    and documented         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The successor to the deceased borrowers called on 08/XX/2019 inquiring how to report a claim. No further information was provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9146524518 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6731472404 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  06/XX/2019 - talked to borrower for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2491549944 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4344764533 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9715558873 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2885307851 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to make a payment.

                                           9/XX/2017: Borrower called in to make a payment; borrower stated curtailment of income as reason for default.
                                           11/XX/2016: Borrower called in to make a payment.
                                           10/XX/2016: Borrower called in to make a payment. Borrower also inquired about stop payment placed on surplus check sent to them; borrower placed a dispute on the stop payment of the check and the fee that was incurred from their bank.  Property is owner occupied and borrower intends to keep it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8436064902 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to cancel payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8338026135 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Outbound call back was made to the customer who wanted to confirm the posting of three payments. The customer advised of potentially making another payment and a half to bring the account current .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 12/XX/17
9605054231 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower had general comments during a call on 4/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7109389561 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7486362642 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3044120092 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower arranged fastpay payment on 12/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4845056978 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Loan is performing and borrower has responded to contact efforts from servicer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9607779745 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called requesting a refund of payment in the amount of 2,365.55.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted on 09/XX/2017 the property was damaged by Hurricane XXX; the details of the damages were not provided. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
4309378732 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called with account inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8839773307 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2033413886 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact was made on 5/X/2019, in which the borrower had an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6853509583 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to discuss a new recast agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3075738578 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called regarding reporting a new claim for hurricane on 9/XX/17.
                    insurance claim and    Advised to mail the unendorsed claims check or go to a branch. Advised of the documents required and of final inspection.
                    funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called on 04/XX/2018 to report a claim for damages caused by Hurricane
                                           XXX on 09/XX/2017. The claim was classified as enhanced endorse and release. Two checks totaling $34,075.80 were endorsed and released at a branch office on 04/XX/2018. An inspection was conducted on 08/XX/2018 listing 75% of repairs completed. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $34,075.80.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area on 09/XX/2017 due to Hurricane XXX as noted on 04/XX/2018.
6204007671 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer
                    Servicer responded     responded within 60 days and no further communication from mortgagor.  The borrower disputed mortgage insurance payment; servicer issued a response confirming mortgage insurance is no longer being within 60 days and no  collected.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7016028172 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Per comments dated 06/XX/2014, the loan was modified.
8852976164 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The last contact was made on 6/XX/2019, in which the borrower had a question about the modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3854231521 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: No Borrower contact during Review.
7448658311 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8485665788 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3543644371 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to provide insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1116869574 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower obtained disaster forbearance due to Hurricane XXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a Hurricane XXX noted on 10/XX/2017.  No damages were reported.
4449618908 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9268654107 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Authorized third party stated forgot to mail out the payment, not in need of assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1407706508 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called made payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9986182421 2        [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/11/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is
                    property; identified   12/XX/2009.
                    but not documented     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6451726977 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Last contact with the borrower they promise to pay 01/XX/2019 and primary reason for delinquency was curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
                                           10/XX/2018-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
4911230990 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On 05/XX/2017 the borrower discussed their financials and promised to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2294190635 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/08/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Third party borrower daughter XXX called in states borrower is deceased
                    property; identified   12/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8806793648 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower contact promise to make payment to cure by 11/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7849498912 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  On 04/XX/2017 Borrower inquired about escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5676314020 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called and accepted a promise to pay arrangement. The borrower promised to pay $106.00 on 1/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3443752953 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3879845872 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states spoke with borrower and borrower was advised of change in payment due to escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9558370475 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states spoke with borrower and confirmed payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4284019091 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7470511105 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated they would make a payment the same day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a natural disaster noted on 08/XX/2018.   No damages were reported.
5098504533 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3853640381 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was contacted 7/XX/2019 in regards to loan recast.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9820848146 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower made a promise to pay on 11/XX/19.  Excessive obligations is noted, although the loan does not appear to be delinquent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2321527884 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2007.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2010.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: No keywords listed at the time of the review.
9714695583 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with the borrower who accepted a payment plan as they are not interested in a mortgage workout option at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2790251589 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7656847740 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Spoke with borrower who accepted a promise to pay payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3874051147 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4456367013 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke with the borrower and processed a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 12/X/17
9252850985 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower two, she stated she gets this call every month, they are on social security and pay every 4th Wednesday of the month. She was on a payment plan and is doing what she can.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9205215123 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called on 10/XX/2019 to request a copy of the check for a payment made in November 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7417714624 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Inbound call from customer to inquire if payment was received
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3147314952 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower advised payments can be made online to avoid charges.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6886438280 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8976209439 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a promise to pay.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4398126566 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4324443638 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  On 07/XX/2017 Authorized third party called to request a copy of the escrow further communication  analysis and loan history from previous years.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Bankruptcy dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  11/XX/2018 Commentary states miscellaneous Bankruptcy dispute. 08/XX/2019 the issue was reviewed and resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  12/XX/2018 Commentary states Bankruptcy was discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3693309619 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  Discharged Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2149582739 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The Chapter 11 Bankruptcy case #XX-XXXXX was discharged 10/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5528216826 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5847670197 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  3rd party called to see if the insurance was paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3326706563 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Authorized third party borrower granddaughter Morgan Pettigrew called in to review payments on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8482062209 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  Cramdown denied
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6330301930 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is evidence of reaffirmation.  Discharged without a reaffirmation amount. 10/XX/18
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3452202271 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke to Borrower and explained that we cannot honor the expired documents.
                                           Servicer stated that new extension modification agreement will be mailed out and that documents are time sensitive.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 1/XX/2018- Hurricane XXX,  No damage reported
9475219734 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower advised the RFD is due to a curtailment of income and promised to pay $2,898.97 on 2/XX/2019. The borrower refused the pre-qualified modification offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9806949825 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3900423206 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4754995282 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in a payment .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: MOD complete 05/XX/2015
5084021291 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Last spoke to borrower when they called inbound to receive online support for
                    closed                 the loan
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Rude to customer.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower complaint was due to language barrier issues and the customer complained that the customer service rep was not making the issue clear and they kept stating they did not understand but the agent was not able to explain the escrow account to the customer and the customer felt they were being spoken disrespectfully and new agent apologized and explained the escrow account so the customer could understand and the issue was resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2686467406 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower advised the RFD is due to a curtailment of income and promised to pay $356.62  on 5/X/2019 and $360.81 on 5/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7773932280 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7517541948 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5182538735 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1146009929 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower stated they would bring loan current by the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9384123063 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5335837556 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to discuss the account and payment. Borrower was advised the payment would draft on June 1st.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2017 Forbearance review Hurricane XXX.  No damage reported
6377919251 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4058581755 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower contacted the servicer on 02/XX/2019 to make a general inquiry about the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6940878096 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1568046310 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Commentary states spoke to borrower regarding the confirmation of payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1931467625 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The last contact was made on 3/X/2019, in which the borrower confirmed a payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8513721319 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made a promise to pay and lender advised application was sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5516802237 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8426918776 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called requesting a letter from the servicer stating not
                    property; identified   deceased and have making loan payment for the last 6 years. The borrower stated it discovered l when the credit report was pulled for a line a credit of line applied that it showed the borrower was
                    and documented         deceased and the servicer not reporting any of the payment to the credit bureaus. The borrower wanted to speak to manager immediately stating working with a mortgage lender for a line a credit and needed the issue resolved today. The servicer advised to give time to research and expedite request to manager and can take up to 10 days to resolved. The borrower stated this is time sensitive and will lose interest rate loan being offered. The borrower gave to send letter to loan officer and provided contact number and requested a rush request and manager called back to confirm the letter will be issue.  The servicer  responded and issued was resolved.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2609287555 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower contacted Lender to have escrow refund check reissued and mailed to another address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4368892562 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment; however, agent advised no payment was due until 07/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXX 08/2017); no damage reported.
3456006222 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Spouse made a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8276751215 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8346562850 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3297759688 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4348956202 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9322493558 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017. There is no evidence of damage to the property.
9812383719 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The representative spoke with the borrower in regards to confirmation of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5380272750 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called on 09/XX/2018 stating they changed insurance carriers and deposited the refund check into the escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8620901216 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  3rd party called to advise will send in letter of authorization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3568990109 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower contacted the servicer on 11/XX/2017 to inquire about the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1387982512 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower request to change the payment date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6607755915 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/18/2019 0
                                           PAY HISTORY: The loan is next due for 12/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4014659662 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in regarding escrow analysis
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1304684428 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Commentary states spoke with borrower and borrower was advised of the
                    property; identified   insurance amount paid.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6073235624 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9331121375 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 05/02/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019 - Borrower called stating bankruptcy will be dismissed soon and wanted to request a loan from lender to payoff 2nd mortgage - advised will need to speak to a loan officer at the branch.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9182022803 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  On 04/XX/2017 the borrower discussed the status of their homeowner's insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1167164182 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called about the delinquent utility bill.  The servicer confirmed with the taxing authority that there were no delinquencies.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6310949850 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1085168353 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with borrower, late payments
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1419179658 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Commentary states borrower called in regarding general account information.
                    unresolved and no      Borrower was advised to mail payment as a system maintenance was in progress.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower advise don 10/XX/2017 the home was subjected to flood damages caused by Hurricane XXX.
                                           There was no evidence a claim was filed or any repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 09/XX/2017.
4739580136 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8262739643 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 05/XX/2019 Borrower inquired about current taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3858597799 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made a payment to account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7440045974 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower requested information to schedule an inspection.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1830930375 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 08/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called on 04/XX/2019 to make a payment.  Borrower is deceased
                    property; identified   and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2012.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5176318650 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/X/2019, the borrower is requesting to reverse principal to escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
3647428382 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to confirm their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8893783351 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2658896679 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in to use Fast Pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8223273432 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 - talked to borrower - set up repayment plan for $516.72 / month for 04/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8564377689 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8682280914 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: no borrower contract from 10/XX/2016- 10/012019; loan preforming/ current
8325199441 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Fastpay Principal Only Payment   Spoke with Customer: XXX. IVR Authenticated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5042321075 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6416428598 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower was manually authenticated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9263052442 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/16/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower confirmed receipt of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2760147440 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in payment (CBP) $1882.00
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5601438794 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3445097750 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1257284901 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1871202147 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called in not able to make their payment and wanted to discuss payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7202104965 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4413748638 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The servicer spoke with the borrower and took a promise to pay. The account is in active bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7497030880 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: No Borrower contact during Review.
1721355668 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7232816543 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Last spoke to borrower when they were contacted due to slow payments and reason for delay was not obtained and verified occupied by owner and owner not interested in loss mitigation. Borrower is performing but has slow pays
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9524550231 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2916872447 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to discuss the process for wind damage. The servicer
                    servicer with          advised a 100% inspection is needed before remaining funds can be released.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported snow/wind damage on 01/XX/2017 and the claim is being denied.  Claim funds in the amount of $28350 were received on 05/XX/2017.  The claim is for the detached garage.  The first draw of $20000 was released on 05/XX/2017.  The claim was suspended on 01/XX/2018 due to funds remaining in restricted escrow and the borrower not responding.  A drive by inspection dated 08/XX/2018 resulted in 10% completion. There is a new roof and an outbuilding that has roof damage.  The borrower called in on 01/XX/2019 regarding a new claim for wind damage that occurred on 10/XX/2018.  The borrower was advised of the inspection needed to release the remaining funds.  The borrower stated the insurance company did not provide enough funds to cover the damage.  The borrower is holding on to the check and calling a lawyer.  The final draw of $8350 was approved to be released on
                                           08/XX/2019 and remains pending an inspection. A 45 day letter was sent on 09/XX/2019.  No further information was provided regarding the wind claim.  The damage repair amount is estimated at
                                           $28,350.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9415400916 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1223221507 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7364245169 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4183417831 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: No keywords listed at the time of the review.
1298915271 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The servicer spoke to the borrower regarding the recast and general loan information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4068503914 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrow set up payment of 332.98 was set up on 11/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1330239967 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Inbound call from customer making a promise to pay payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8420701105 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke to Borrower and they stated that they accidentally made an extra monthly payment before the ACH.  Borrower wants to have the payment made on 04/XX/19 in the amount of $675.39 to be refunded.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9136342246 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: no borrower contact 10/XX/2016-09/XX/2019, loan current.
5104343052 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact was made on 7/XX/2018, in which the borrower had a tax inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3083027592 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Commentary states borrower called in to schedule a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4306796499 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5032636314 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower asked why payments were not being reported to credit bureau.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.  Per 12/XX/2019, loan pending closing requirement specific abandonment or
                                           CCO.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9729031230 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Inbound call from borrower to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5209417514 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4568240807 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states spoke to borrower and borrower scheduled a promise to pay on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2013265249 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3722766072 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke to borrower, demographics verified. Borrower hung up on agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6156610206 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Commentary states spoke to borrower regarding insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5483171572 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7388443161 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with the borrower and provided confirmation number for a payment.
                                           1/XX/17 Performing
                                           Spoke with the borrower and provided confirmation number for a payment. 1/X/17 Performing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4891867739 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower contacted the servicer on 10/XX/2019 to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5177169887 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower accepted the ptp1 cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6805052270 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3090346408 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower was provided with the total amount owed.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal loss mitigation dispute against the Servicer on 02/XX/2018; the dispute was resolved on 02/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster area due to Hurricane XXX (DR - 4337); there is no evidence of property damage.
5295603705 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states spoke to borrower and borrower accepted a promise to pay on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment 12/XX/2018,  FEMA Declared Disaster Area due to Hurricane XXX. No property damage noted.
9754831953 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called on 12/XX/2019 to request a new recast offer acceptance letter.  The borrower was advised it cannot be sent until the property signed recast agreement is received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4317639219 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Inbound call from customer to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5148507532 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower has accepted the promise to pay cure payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8164871027 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower request for fast pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9060928146 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3161881149 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called in regarding a payment.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3978622302 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1953332861 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/03/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in regarding insurance.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A claim was filed for fire damage that occurred on 06/XX/2018.  Claim funds in the amount of $24761.10 were endorse and released at the branch on 07/XX/2018 and the claim was classified as enhanced endorse and release.  The borrower was advised of the inspection requirement.  The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on 11/XX/2018.  The resulted returned 0% complete due to the scope of work is for the interior.  The claim was closed on 11/XX/2018.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $24,761.10.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7106264155 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9060777372 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with the borrower who accepted a payment plan for $1573.66 on 11/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9459837267 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Property inspection was completed outside of the review period on 4/XX/16.
                                           Chapter 7 bk discharged 6/X/14
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2129153694 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1381481081 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower made a promise to pay on 02/XX/2018.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2009.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6684588438 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3112490524 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Called borrower to discuss status of account. Borrower said wanted payment history from the start of the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3368644191 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower stated that $8,665.65 was paid on 03/XX/2017 to pay the months of
                                           April, May and June.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6325501632 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower was contacted and stated reason for default was illness of borrower that was now resolved.  Borrower promised payment on 08/XX/2019, and kept promise.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane XXX noted 10/XX/2017: loss of food and power; granted disaster relief extension and modification. No property damage noted and property was inspected post disaster for modification.
5581514783 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/08/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: N/A
3201934087 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9653866120 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called to confirm servicer received payment.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower made promise to pay in the amount of 733.33.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9461189651 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer spoke with the borrower regarding misapplied funds and requested that the funds be reapplied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8901510520 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8620750852 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4632953554 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made fastpay payment on 12/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3012639530 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 08/23/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower about their monthly statement.
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8840846030 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6806527409 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6827755265 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in with an escrow inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1185449491 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8199694648 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 9/X/2018, borrower was contacted to confirm if the lender placed policy was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7141530036 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  3rd party requested to have escrow surplus written to his name, advise will
                    property; identified   need to send in proof the he is the trustee of account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6351438525 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The representative spoke with authorized third party who gave third party
                    property; identified   authorization to speak with spouse who is requesting an escrow analysis due to insurance decrease. The representative transferred call to customer care who advised on what documents third party
                    and documented         needs on file to make request and also advised the third party cannot request escrow analysis.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2004.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9577756064 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7947888177 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The representative spoke with authorized third party. The representative transferred the authorized third party to online support and went over flex pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2729236218 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5826225643 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8941123839 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4074374267 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make a payment of 928.27.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2956033298 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with the borrower payment confirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3739082611 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8811266291 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower promise to pay the amount of $866.74.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2016.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8595213557 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The authorized third party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7429851930 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6049704999 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1110013253 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in requesting a late fee waiver.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6383663151 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1556400072 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Comments show borrower contact regarding loan status and payments. Servicer advised payment hadn't been received yet and they should follow up at a later time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4580482964 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5235494208 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 04, 2019, the servicer spoke with the borrower and took a payment. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5567273948 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3961793956 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to request an Escrow Analysis statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3163280802 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Collection comments indicated borrower called to confirm payment posted.
                                           Agent advised will post in 24-48 hours.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3618388055 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2017.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8300212009 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3946817784 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to confirm payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3203431262 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states spoke to borrower regarding the shortage within the escrow
                    property; identified   account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2010.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3372965726 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Collection comments indicate borrower called and made a promise to pay in the amount of 1601.86.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6086958715 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5058789174 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower inquired about general info regarding the last mod.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9300759808 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/11/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower interested in mortgage assistance and agreed to financial interview
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT: The reason for default is curtailment of income.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2019.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1898502633 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called on 11/XX/2019 regarding hazard insurance.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 09/XX/2017 due to Hurricane XXX.  Claim funds in the amount of $14244.30 were endorse and released to the borrower at the branch on 11/XX/2017 and classified as enhanced endorse and release.  The commentary dated 03/XX/2018 states the claim includes interior damage and the claim was closed without inspection or confirmation repairs were completed.  A second claim was filed for water damage that occurred on 05/XX/2018.  The branch endorsement was declined on 06/XX/2018 for funds in the amount of $8053.40 and the claim was classified as monitored.  The claim was closed out on 06/XX/2018 due to no check activity. A drive by inspection for the hurricane claim was conducted on 07/XX/2018 and resulted in 50% completion.  Unable to determine if the interior, gazebo, or fence were repaired from the street.  The damage repair amount is estimated at $22,297.70.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3254038590 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7214917779 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2848660136 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower accepted the a promise to pay plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2662696678 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3435401941 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Outbound call to borrower, who put agent on hold and then got disconnected.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2013.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
5126592967 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower inquired about additional funds and was advised there were no funds in R/E account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 9/XX/2017 Hurricane XXX.  Damage to property repaired.  Impacted borrower financially,
6223505288 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/01/2018 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower requested their email be updated on file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6106047627 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/28/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6160585502 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6450991519 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3562296044 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: no borrower contact 10/XX/16-09/XX/2019; loan current
2571027056 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5038792563 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4045917492 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in about current insurance policy status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1255406800 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer spoke to the borrower and advised the past due balance has been
                    property; identified   brought current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.  The case was filed and discharged in 2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.   No damage was reported.
4674415684 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3086864427 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2078940517 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower promise to pay $50.00 effective 08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6148058873 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1109052965 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to request an inspection and was advised of the timeframe and process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017. No disaster damage was reported.
                                           A claim was filed for water damage that occurred on 10/XX/2016. The claim was closed on 09/XX/2019 with all funds released and a 100% inspection.
8296250885 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8870157558 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to confirm the payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1814245540 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1711996181 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7741812891 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay and had a ACH question.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6335497937 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in regards to issue from September 2018 as credit was
                    property; identified   affected, borrower stated the funds were coming from the State. Inquired about funds in corporate advance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and
                    and documented         documented.  The date of death is 11/XX/2003.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3137854654 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7984643695 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/29/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower stated that due to payment adjustments payment was more than borrower currently takes home and servicer stated would send a mortgage assistance package. Borrower stated reason for default as payment adjustments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2351633966 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The last contact was made on 10/X/2018, in which the borrower confirmed a payment was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.
7605875084 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/25/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to get insurance information.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6931973253 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 8/XX/2018, borrower promised to pay $92.38 in fees/late charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4450493400 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/12/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower requested to speak with a supervisor because of a conflict of
                    [2] Loan is in         payment amount due.  Borrower's loan was modified and she was given a monthly payment of $1472.26 but when she called to make the payment was told that the total amount due was $1942.33.  Advised
                    Bankruptcy             borrower that an escrow analysis was ran after the modification and that the insurance premium went up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  Unable to locate status, case # and filing date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: 12/XX/2017 Property is located in a disaster area due to Hurricane XXX. No evidence of damage.
1641928262 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: 10/XX/2018 - Natural Disaster Hurricane.  Borrower had expenses from Hurricane.  No damage reported to property
6016463767 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in to ask about the next payment due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8241457059 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019 Authorized third party inquired about account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3912415178 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower inquiry in regards to carrier change letter received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2896596428 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9746053772 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called regarding payment and late fee inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  Unable to locate case # and filing date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1267545933 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/31/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5124052084 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with borrower; content of contact not referenced in notes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4788831488 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower request to have a copy of the 2017 tax bill provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5127912117 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 04/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to discuss the $5000 modification incentive
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8929224663 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in to discuss the assumption and to inquire about adding a
                    [1] Mortgagor Deceased second person to the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2009.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The reason for default is payment disputes.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 07/XX/2019.  The plan was confirmed 07/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3174480723 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower requested assistance with the payment change.  The change was confirmed due to the account being updated with the every two weeks flex pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5517917341 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 04/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to confirm a payment.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Borrower disputes late credit reporting for 2012. Payments were correctly reported as late.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6800099813 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower stated that a payment will be made at some point next week.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6817936145 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2483711165 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2196258639 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower was advised that the issue is now resolved.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2005.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8908200088 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay on 08/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5517893748 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/02/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to have funds in the suspense account applied to the principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2522015683 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called to get payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6030113247 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments show borrower called requesting a copy of their payment history for further communication  the past 5 years.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments show borrower disputed payment made while under bankruptcy. Issue has been resolved and case closed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.  Comments show the borrower was in bankruptcy for a short period of time before being was discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8783114949 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1376721015 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called to make a payment but call dropped before transaction could take place.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4779294651 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  A3P called to request an inspection, all repairs complete.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2019-all repairs complete per inspector.
7584870460 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1616655000 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9279735621 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was contacted on 12/XX/2019 because a payment was due.  The borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6113266582 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Commentary states spoke to borrower and borrower accepted a promise to pay on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9878066995 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower promised ot make a payment by the following Friday or Monday.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1016840465 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/25/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/19 the borrower called in to report a new claim for water damage on further communication  9/XX/19. The claim was classified as non monitored. The borrower required information on getting the check endorsed. The borrower was provided with the overnight address and advised to put the loan
                    from mortgagor         number and tracking number on the front of the check.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 09/XX/2018.   A claim was filed for hurricane damage.  The claim was closed on
                                           09/XX/2019 with all funds released and a 100% inspection dated 09/XX/2019.
1706265628 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6128597003 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4033717203 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1056964452 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/17/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to confirm that misapplied payment was corrected.  It was.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8852189976 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4595628696 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/29/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states spoke with borrower and borrower accepted a promise to pay on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4814523228 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower accepted a promise to pay $1827.61 by 03/XX/2018 & $1680.08 by
                                           03/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 11/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
9510816656 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7424023497 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to talk with insurance department as they have updated hazard insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6162295591 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4497072687 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower informed the servicer on 12/XX/2019 that a payment will be made by 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6739303917 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/25/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4068133032 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on 11/XX/2018.  No damages were reported.
8212901001 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8831984521 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The servicer spoke with the borrower on 11/XX/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4302331452 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5387924316 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Collection comments indicated agent spoke with the borrower and advised him
                    closed                 of 24K trash bill received.  He stated he has been working with the city atty but has had difficulty setting up a meeting.  Borrower asked if the invoice was for this property or all of his properties.  Agent advised this notice covers 4 properties.  He stated he will contact the city attorney today to work something out.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Verbal and the reason is Escrow amounts.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was requesting to have escrow removed from the account.  The servicer reviewed the account and conveyed the results to the borrower that the escrow could not be removed.  The case was closed on 12/X/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7373883387 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Collection comments indicate borrower called and hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3677827478 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to obtain a new escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2919311117 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  1/XX/2018 last spoke with borrower  They forgot to send in their payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6737273652 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/08/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called regarding loan showing due for 02/2016, as they are receiving
                    [2] Loan is in         mortgage assistance letters and does not want them. Associate informed borrower there is enough funds in trustee suspense to cover the payment and task was issued to apply the funds. Comment dated
                    Bankruptcy             04/XX/2019 borrower called regarding escrow check that has void on it as they wanted to use the funds, call was transferred to escrow. On 07/XX/2018 borrower had a payment dispute. Borrower called tp see about getting out the modification they did 4 years ago.
                    [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    Servicer responded and responded and appears issue is closed.  Borrower had a payment dispute that was resolved on 07/XX/2018.
                    appears issue is       REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 05/XX/2016.  Proof of claim was for escrow advances only as cited on 07/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2824745473 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4506739179 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2214737825 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower requested to have the annual premium amount confirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9232502713 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  02/XX/2018 - Talked to borrower to gather insurance information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4274982677 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8941742128 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8194522415 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  No additional information provided regarding bk.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8555785556 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called for general information on the loan. Associate explained the
                                           Recast letter to borrower on 09/XX/2018. Comment dated 06/XX/2018 borrower wanted information on military services.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1278268630 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/16/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 11/XX/2015.  Bankruptcy performing under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2725351194 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Commentary states spoke with borrower regarding name change on the account.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3518652184 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to inquire about repayment plan options if they were to miss a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8676693211 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8064802735 1        [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Commentary states borrower called in regarding the procedures and process of
                    servicer with          for review of insurance claim and check. Borrower was advised how to proceed.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called on 10/XX/2017 to report a claim for storm damages caused on
                                           05/XX/2017. The servicer advised to either mail in the check for endorsement or go to a local branch. The claim was classified as non-monitored. A check for $6,247.85 was endorsed at a local branch office on 10/XX/2017. On 01/XX/2018 the claim was reclassified as enhanced endorse and release. The notes on 05/XX/2018 stated the damages were exterior only. A drive-by inspection was conducted on
                                           05/XX/2018, and the inspector indicated 0% of repairs completed. The claim was closed on 06/XX/2018.  The damage repair amount is estimated at $6,247.85.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6356866663 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Commentary states borrower emailed in regarding insurance change and inquiry on payment sent to previous or current insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3876779187 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/31/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1939518524 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/22/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower requested that a reaffirmation form be sent to her attorneys office.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
8581630396 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2019.  12/XX/2019 Commentary states Bankruptcy was dismissed on 12/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2894002501 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5160770020 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3446470709 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The customer called in to check on modification packet and how to apply.
                                           Application sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1778439961 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6340550291 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called to confirm payment, call disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4776904837 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to discuss their 1098.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7656324642 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6318024937 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with the borrower who made a payment for $1002.02. Advised of final mod documents as the next step. Advised the documents might be mailed to the attorney on file address. The borrower advise they will send in documents to remove the attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9189719472 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with customer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9754234522 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  ON 12/XX/19 the borrower called in to confirm the payment had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8121969608 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Collection comments indicate borrower called and was advised her July payment was received and posted.  She was provided her next due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2020864100 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7277049419 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4172249797 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  spoke with borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5570467443 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/22/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  inbound call from borrower to request 1098-t
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4938836913 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to make a payment to cure the account.  The reason for
                    closed                 default was due to curtailment of income. The late fee was waived as courtesy.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing a payment that was not applied.  The review noted the payment in suspense.  The payment was reversed and reapplied correctly on
                                           12/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 12/XX/2018.
6948047949 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  inbound all form borrower to inquire on next due date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 01/XX/2018.  No damages were reported.
2884156247 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2992857135 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9413206670 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower stated that he was returning a call from the bank but no notes found indicating that we called him.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3444643042 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9706780675 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/10/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make a payment on loan.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/XX/2017 due to Hurricane XXX.  The borrower noted the claim amount is just over the deductible so the servicer may not be included on the check.  The details of the damage and status of repairs were not provided  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
6059779518 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2931869585 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9224427502 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3398363778 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4621617369 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1046238243 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with borrower and confirmed payment.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2018.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2969465495 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4160526012 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
8083326022 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The servicer spoke to the borrower who made a promise to pay.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The servicer researched the credit reporting and found it was accurate. The servicer found a moratorium stopped delinquency reporting in 2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.  The case was discharged in 2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX first noted on 09/XX/2017. No damages were reported.
9119704675 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6911674503 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9330159723 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8420999548 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke with an  authorized third party "borrower ex-fiance" called in a
                    property; identified   payment for $504.16 for today.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9222625034 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with Borrower, conversation not detailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2000841865 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Spoke with borrower in regards to ach on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2436377688 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/30/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with third party who was not authorized on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9935872492 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower contacted servicer to confirm receipt of payment on account;
                    property; identified   servicer confirmed payment received. No additional questions or concerns.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                    and documented         08/XX/2011.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
6783931516 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with Borrower, generated payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5212564353 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called advised will send cancellation notice from old insurance also advised uploaded new insurance policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4263323745 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The last contact was made on 8/XX/2019, in which the borrower scheduled a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1492672379 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  Unable to locate filing date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5422853430 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower accepted a promise to pay $1035.00 by 08/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
8263755975 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3942975637 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in two payments were scheduled .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6111323276 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2086961753 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called on 12/XX/2019 requesting a letter stating that a check received is for mortgage insurance refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8565613396 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3972049880 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2016.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4432975813 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The servicer called and spoke with the co-borrower and was advised of total
                    closed                 amount due. Borrower made a payment dispute. The servicer reviewed the account ad reversed payment that was applied to principal only and reapplied to payment.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower made a payment dispute. The payment was applied to principal and the servicer reversed the transaction and applied to payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8547697709 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7934618155 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6596776013 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Discharged Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5150059697 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/28/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower inquired as to why their payment was not posted. Associate advised borrower it was short $1.26 and they would need to pay the difference and borrower scheduled the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2018.  Payment change notice was sent on 09/XX/2019. Plan confirmed on 11/XX/2018. Stipulated confirmation order to be submitted on 11/XX/2018. Prior bankruptcy case was cited as being discharged on 06/XX/2017 for case #XX-XXXXX.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7265474008 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/17/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower promised to make a payment in the amount of $817.94.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1922986352 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9840420969 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/29/2018 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1088704982 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Commentary states borrower called in regarding disaster extension offer.
                                           Borrower was provided with the details and borrower advised to mail documents back in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017- The property was located in a FEMA declared disaster area due to Hurricane XXX.  No property damages were reported.
1276127449 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6990979574 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2008.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5863864414 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower scheduled payment. Comment dated 03/XX/2017 borrower stated they are divorced and wanted to go over options
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7406562947 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4314323861 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1104250226 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 12, 2019, the servicer spoke with the borrower and took a promise to pay. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3606151042 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower wanted information from the mod completed in 2014, as they are confused about the amount then and now. Customer care associate explained the principal balances to borrower and call transferred to refinance. Comment dated 12/XX/2016 borrower wanted a breakdown of the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7365843965 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Commentary states spoke with with borrower and borrower accepted a promise to
                    property; identified   pay on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1592002170 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer called with request about the recast information on the file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6192379406 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Co-borrower stated their records do not match servicing, as they  made a payment last month. Associate informed co-borrower to call the number on their statement to ensure they are speaking with a XXX associate and they do not show the conversation borrower is referencing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 08/XX/2016 to report a claim for flood damages caused on 08/XX/2016. The comments on 01/XX/2017 stated an inspection was received showing 100% of repairs completed. The final draw of funds was released on 02/XX/2017.
3053862069 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The customer called, wanted me to cancel the payment he made on the phone then remove the late fee for $29.96 then take a payment for $676.39.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2357263446 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Spoke with borrower one who accepted a payment plan for 07/XX/2019 in the amount of  $2104.46.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2342913419 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Commentary states borrower called in and accepted a promise to pay on the account. The borrower advised of reason for default and future payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4929845738 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Authorized third party called inquiring about refinancing however, while transferring call to the refinance the department the call dropped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3038057563 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower expressed interest in refinance and call was transferred. Comment dated 02/XX/2019 borrower scheduled payment. Borrower requested a history of their escrow payments on 09/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5261370352 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The customer called about general account balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8745700060 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5794992661 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  inbound call from borrower to update mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5110192405 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Commentary states spoke to borrower and borrower accepted a promise to pay on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4625375727 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8295041611 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  inbound call from borrower to inquire on why account is locked. Loan servicer advised it is due to active bankrutcy
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8797980474 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  inbound call from borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7045167266 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/21/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower scheduled a payment in the amount of $1308.58 for 12/XX/18.   The
                    unresolved and no      borrower declined the ACH offer.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] MI Not Being Paid  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    As Required            LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted damage on 09/XX/2017 due to Hurricane XXX.  The house was noted as partially damaged.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5427626594 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called and accepted a payment plan in the amount of $1402.64 which ends on 03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8626159602 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6899738347 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7447745171 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  spoke with borrower to process additional principal payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1813394511 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  inbound call from borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9965221319 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Spoke with borrower one who accepted a payment plan for 04/XX/2017 in the amount of $923.59.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4266753004 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5312514010 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called and stated he will return the final agreement signed and dated by tomorrow by fedex.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4245636198 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8589135030 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to make a payment on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017- The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
6604909927 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/15/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called in regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1866455161 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2743068485 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Called the borrower who accepted promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6300986775 3        [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in with new claim information due to fire/smoke damage indication covered by  that occurred on 04/XX/2018.  The borrower was advised of the process and will call back with more information.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A claim was filed for fire/smoke damage that occurred on 04/XX/2018.  The claim amount was updated to
                                           $8054 on 05/XX/2018.  The details of the damage and status of repairs were not provided and there is no evidence of funds being received.  The damage repair amount is estimated at $8,054.00.
                                           Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6109630580 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to inquire about insurance policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2017 - The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
3771042423 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3424478931 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3418388920 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Authorized 3rd party called in to confirm if authorization has been updated.
                    [1] Mortgagor Deceased Advised yes, executor submitted and processed 12/XX/2019.  3rd party is interested in taking financial responsibility of this investment property.  Transferred to XXX refinance for further
                    - Executor/Heir exists assistance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2014.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2362509830 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/11/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in regarding flood insurance letter received.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2007.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3693492128 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to confirm receipt of documents. Rep advised received, but incorrectly executed. Borrower wanted to ask questions about why the agreement was deemed incorrectly executed. Rep explained and  advised forbearance extended to 6/XX/18 and more documentation is coming. Borrower said scheduled several payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2006 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster area due to Hurricane XXX (DR - 4332); there is no evidence of property damage.
6009670813 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8298975327 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1994093892 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  07/XX/2018 inbound call spoke with daughter schedule payment
                    [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer
                    Servicer responded and responded and appears issue is closed.
                    appears issue is       REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a FEMA disaster area due to Hurricane XXX. No evidence of damage.
3701167713 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower made a promise to pay $529.07 on 9/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6756497116 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower arranged fastpay payment on 12/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4865246910 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Unauthorized third party called in and placed borrower on line who verified account and provided agent with verbal authorization to speak with fiance. The third party wanted to know about the current insurance company and the agent advised that cancellation was received .
                                           The third party inquired about mortgage payment and the call was transferred to the mortgage department but the call was disconnected while on transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6575164841 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2019.  The borrower filed a Chapter 13 bankruptcy on 10/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8434962928 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1422763174 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3590235882 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7103588042 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9260128387 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower in regards to misapplied payment on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5839689585 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2418428563 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/01/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9019744828 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with borrower and advised her to allow more time for payment draft on her checking account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8948799858 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1917680840 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6021670532 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8386912622 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/02/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6041684474 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7107880582 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The authorized 3rd party called to report that the credit is reporting late
                    closed                 for 6/2019 and should not be reporting late during the 5 year BK plan. The borrower authorized a payment for $1,084.67 for 7/X/2019.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Experian and Equifax credit reporting dispute
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4588113671 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to make a payment on the phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8523166250 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5572344330 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in to see how husband can be added to the loan.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2692038181 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1767159859 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019, the borrower accepted a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5681493742 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower stated that the call will be returned.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9429693196 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower had question regarding their escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3838319244 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/13/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a promise to pay $1,285.29 on 4/XX/2018.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Late fee dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8196171121 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 13, 2019, the servicer spoke with the borrower about the account and took a promise to pay. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2018, FEMA Declared Disaster area due to hurricane XXX.
                                           12/X/2017, Comment in file. Received Loss Draft check for $5868.28. Check endorsed and released on 12/X/2017.
8175204939 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower promise to pay on 05/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7666874296 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower made a payment promise for 11/16.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7792898555 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/23/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called and was concerned that the local paper is listing the
                    [2] Loan is in         property as in foreclosure. The representative did confirm with the borrower that the foreclosure was suspended on 9/XX/18 and referred the borrower to the foreclosure attorney's office. The
                    Bankruptcy             borrower stated has been trying to call them and will try back again.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is excessive obligations.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7510195527 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2018 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to request a payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2078159755 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5112775095 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to discuss the insurance claim status.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 09/XX/2017 due to Hurricane XXX.  Claim funds in the amount of $18874.05 were endorsed at the branch on 09/XX/2018.  The claim was classified as enhanced endorse and release.  The borrower was advised on 01/XX/2019 is still in need of the adjuster's report.  The borrower did not comply with the terms of the claim agreement and a drive by inspection was completed on 05/XX/2019 resulting in 1% completion.  The details of the damage and status of repairs were not provided and the claim was closed on 05/XX/2019.  The damage repair amount is estimated at $18,874.05.  Property repairs have not started.  The property condition is UTD.
                                           The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1407239271 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower requested copies of documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3731028134 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9640457642 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/29/2019 0
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower stated will take care of the payment and hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [1] Notes clearly      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    state litigation has   FORECLOSURE: No evidence of current foreclosure activity.
                    been resolved;         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    resolution date is in  LITIGATION: There is evidence of litigation on the file.  The loan was noted in litigation beginning 10/XX/2016 through 03/XX/2017 when the litigation was noted as concluded.  The litigation was
                    the past               noted on 08/XX/2018 regarding the escrow account.  A cease and desist was added to the account on 09/XX/2018. The litigation was noted as closed on 12/XX/2018.  The details of the litigation were not provided.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4661322732 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower made a promise to pay.  Borrower is deceased and Executor/Heir
                    [1] Mortgagor Deceased exists to dispose of property; identified and documented.  The date of death is 09/XX/2004.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6540964802 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower's  authorized 3rd party called in to advised of the borrowers death.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3071062523 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8571700809 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3027827707 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019 Borrower called to confirm payment sent by mail was received.
                                           Borrower was advised payment was not received that it may take 7 to 10 days to receive by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9226725095 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower is stating never received surplus check iao $524.52 from 6/XX/17 and is requesting to reissue new surplus check. The borrower made a payment and asked about when would get escrow overage per escrow letter mailed 6/XX/18 shows escrow shortage, but system is not.
                                           The representative transferred the call to customer care to further assist.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4788022689 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/04/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  03/XX/2019 Commentary shows Bankruptcy is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9844968114 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3967301613 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9965508776 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/30/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9897636399 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in regarding a check that was mailed out on 08/XX/2018.
                    property; identified   The servicer provided the tracking number.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5707106744 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/20/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Promise to pay $2,009.78 drafting on 05/XX/2019.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3496854533 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5083074198 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower. Auto checking set up for monthly mortgage payment effective January.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2858656552 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke with third party through verbal authorization from the borrower advised taxes are fully exempt.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7717184426 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/01/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in and requested a payoff good through 04/XX/2018 further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Borrower had requested the recast be completed after a HAMP $5000 principal balance.  It had not been processed.  Servicer processed recast on 05/117/2017 and resolved dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6905612076 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower's call interrupted.  Borrower is deceased and Executor/Heir exists
                    property; identified   to dispose of property; identified and documented.  The date of death is 02/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8323164260 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The authorized third party called in regarding an issue with the 1098.
                    property; identified   2016-2018 1098 documents were emailed to the third party.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2013.
                    and documented         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Tax payments.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the tax payment that was made stating that the payment was short and additional funds are due to the tax authority.  The servicer contacted
                    [1] Verbal Dispute -   the authority and determined the taxes changed due to the property being under appeal which was denied.  The shortage was paid and confirmed no taxes are due on 04/XX/2019.
                    Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                    closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 12/XX/2017.   No damage was reported.
6334587357 3        [3] Damaged Exterior - LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/26/2019 Bankruptcy
                    Damage remains         PAY HISTORY: The loan is next due for 01/XX/2020.
                    unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states borrower called in and was advised of payment due date. The indication covered by  borrower was also payment was made on the account.
                    insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to cover repair        REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [2] Loan is in         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent
                    Bankruptcy             bankruptcy status is performing under plan.  The proof of claim was filed 02/XX/2018.  Active Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                    [2] Property is        TITLE ISSUES: There is no evidence of title issues.
                    located in a FEMA      PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called on 10/XX/2018 wanting to file an insurance claim for damages
                    disaster area.         caused by Hurricane XXX on 09/XX/2018. The extent of the damages were not provided. The borrower also referenced at that time the deductible was too high. There was no evidence of a claim being filed or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX on 09/XX/2018 as noted on 10/XX/2018.
7415497286 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Spoke to auth 3rd party requesting general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6528234576 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 08/27/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.
                                           The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1109790911 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6556180831 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Spoke with borrower and confirmed payment.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Unable to locate case #, filing date and discharge date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4802674232 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to advise could not make a fast pat due to routing number changed on account and stated was calling bank to get new number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8532575694 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On 05/XX/2017 Borrower called to schedule a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5785786316 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Spoke with the borrower who provided verbal authorization for spouse. Spouse requested payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5019983795 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8979124712 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called and discussed the account. The borrower agreed to a
                    closed                 promise to pay scheduled for 3/XX/19.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower appears to have disputed the monthly payment that may have been adjusted due to an escrow shortage. The borrower was transferred to customer servicer to discuss.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: Unable to confirm title issue activity on the loan with the information provided.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 08/XX/2018 Natural disaster noted; however no details and no evidence of damage noted.
7450296980 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6454384370 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/23/2019 Bankruptcy
                    Request Received From  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower's attorney was contacted regarding the disaster area and there is assistance available if the borrower is affected.
                    [2] Loan is in         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    Bankruptcy             responded within 60 days and no further communication from mortgagor.  The borrowers attorney submitted a complaint and requested a full payment history from 01/XX/2016.  A resolution letter was sent on 09/XX/2019.
                    [1] Written Dispute -  REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                    Servicer responded     FORECLOSURE: No evidence of current foreclosure activity.
                    within 60 days and no  BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most further communication  recent bankruptcy status is active.
                    from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 10/XX/2018.  No damage was reported.
8029021126 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2015.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6807331646 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Authorized third party called in to verify the status of a check they sent.
                                           The agent advised that they received the check and it would be returned to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2805426246 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower contacted the servicer on 12/XX/2019 to schedule a payment.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7761385966 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower ptp 1050.00 by  12-27-19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2955030664 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1604683214 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8450418422 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6144193653 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/14/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2019.  Amended plan was filed on 04/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5198278653 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3133869219 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke to borrower who inquired about taxes. Borrower stated their taxes have changed and requested to have escrow analysis run.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4272783415 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1088563907 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8217720364 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1436295549 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6131677988 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9556255379 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019 there was contact with the borrower ; however, no additional comments were disclosed. Borrower made a payment in the amount of $791.73.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5663846215 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5846745104 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower contact as illness of borrower and has been resolved. Borrower stated payment made at the branch on 11/221/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4078300024 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1498487859 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Spoke with authorized third party regarding general online support.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9674020911 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was contacted with the results of the dispute.  The PMI cannot
                    unresolved and no      be removed at this time and the payment increased due to the step rate modification.
                    indication covered by  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Loan/PMI status.  The dispute is resolved and the status indicates Servicer
                    insurance              responded within 60 days and no further communication from mortgagor.  The borrower was disputing the account balance, modification that occurred in 2013 and the PMI.  The borrower stated the modification is incorrect and the PMI was removed and then added back in 04/2018.  The borrower was advised of the resolution results on 05/XX/2018 and a letter was sent out on 05/XX/2018.
                    [1] Written Dispute -  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded     FORECLOSURE: No evidence of current foreclosure activity.
                    within 60 days and no  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    further communication  LITIGATION: There is no evidence of litigation on the file.
                    from mortgagor         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported roof and water damage on 09/XX/2017 due to Hurricane XXX.  The borrower stated cannot live in the property.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
3998708752 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8267136116 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/19/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Spoke to borrower regarding payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7246297450 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5899199212 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3734668032 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower made a payment by phone 7/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8377258356 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4649242961 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in wanting letter stating modification is complete and next due for 10/XX/2018 and that the missed payments were extended. The agent sent email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.
2277789512 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower requested information on letters received and to verify payment.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6523383271 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to confirm the payment is scheduled for 01/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1520883034 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to discuss the extension offer to catch up payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6366880743 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6211700759 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 06/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for hail damage that occurred on 03/XX/2018.  Claim funds in the amount of $14633.33 were received on 04/XX/2018 and were endorse and released on 04/XX/2018. An inspection was completed on 08/XX/2018 with 0% results noting the roof, gutters downspouts, and windows are still in need of repair.  The borrower stated it is none of the mortgage company's business and will make the repairs whenever gets around to it.  The claim was closed on 08/XX/2018.
                                           The damage repair amount is estimated at $14,633.33.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9787811621 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in regarding insurance.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2018.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7961881378 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2015.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2028945840 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2215148284 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/19/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2743762189 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Inbound call from the primary borrower who scheduled a promise to pay due to curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8994669804 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2554008049 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1904042323 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in to make and escrow shortage payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8245550594 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to make a payment and declined assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8395411030 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 Borrower was called in reference to account. Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4792852333 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1401669514 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in to confirm the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2194192468 1        [1]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019, the authorized third party called to verify if paid in full
                    insurance claim and    invoice is needed to have contractor removed from check, advised yes and once received to allow 2-3 business days to process.
                    funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                    sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    repairs                LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 09/XX/2017 due to Hurricane XXX.  Claim funds in the amount of $3230.12 were requested to be sent directly to the borrower.  Claim funds in the amount of $10051.38 were received on 12/XX/2017.  Additional funds in the amounts of $2735 and
                                           $3000 were mailed direct to the contractors. The borrower noted on 05/XX/2018 a tarp was placed to avoid damage and is needing to be removed due to potential fines.  The repairs can't start until funds are released.  The contractor bid was received in the amount of $13281.50.  A 50% inspection was reported on 07/XX/2019 noting the roof is complete with only interior work to be completed.
                                           Notification was received on 08/XX/2019 stating funds in the amount of $18329.54 were released to the borrower. A 65% inspection was received on 08/XX/2019, the roof is complete and the borrower denied access to the interior.  Additional funds in the amount of $18329.54 were received on 09/XX/2019.  Funds in the amount of $21472.73 were released on 09/XX/2019 and a 100% inspection is needed to release the final funds.  The damage repair amount is estimated at $37,346.04.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 12/XX/2017.
4236609455 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7114988380 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower contact but no indication of what was discussed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4315283447 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 05/23/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 07/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2080184669 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4638104811 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7076267953 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower accepted a promise to pay. The borrower not interested in mortgage assistance. The primary reason for default is other.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2958192224 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower wanted to verify when the automatic draft is drafted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The commentary dated 01/XX/2018 reflects a discharged bankruptcy.  The case details are not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9300442444 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower was advised a trial modification plan had been approved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8541297466 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make payment on account. Servicer advised this is final payment on plan and can process extension.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2004.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2005 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area for Hurricane XXX 09/XX/2017; no evidence of damages.
1878742710 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5803240314 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7099063212 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with borrower, primary RFD is potential fraud
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6310557684 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9828961304 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7242928295 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3930091515 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6698998237 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2018 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2011.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7415213321 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8109738121 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 07/XX/2019 Borrower called to inquire escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3741083684 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Authorized third party (ATP) called in about the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4811225673 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer confirmed the payment would be taken care of as usual.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for damage that occurred on 09/XX/2017 due to Hurricane XXX. Damage was noted to the roof and fence. Claim funds in the amount of $23640.32 were received on 11/XX/2017.  The commentary dated 05/XX/2018 states the funds remain in restricted escrow due to the borrower being non-responsive. Interior repairs are needed so no drive by was ordered.  The borrower called in on 04/XX/2019 regarding the process and was advised still needs contractor documents to release funds.
                                           The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $23,640.32.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1192915535 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4317533451 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 06, 2019, the servicer spoke with the borrower about the billing disbursement. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7333650620 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower was given a verbal payoff. Comment dated 10/XX/2018 borrower stated
                                           they would be making a payment in a day or two and was unable to continue as they were on another call. Borrower stated on 07/XX/2018 they wil make payment at the end of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7456114186 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9061127700 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2902095389 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4455940806 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5450550346 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/15/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8860608032 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in inquiring about their escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8376779303 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4107737104 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The notes reflect the the borrower was spoken to .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4177464852 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower to confirm payment.  No additional note details.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3171454262 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with borrower to confirm name change for year end processing. 11/X/2019
                                           - borrower called in and was transfered to a specialist.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6228591143 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower set up a payment plan due to delinquency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5172504656 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8025991919 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3662186555 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in a hurry, scheduled payment and hung up. Comment dated
                                           08/XX/2017 borrower requested to enroll for the Recast modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7861723268 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Servicer changed borrower's contact numbers at request of borrower. Deleted work phone number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7997513837 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in 1/XX/2019 with general questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6908302132 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019 Borrower called and made a  promise to pay 05/XX//2019.
                                           Borrower was solicited for a Modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8301406825 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/30/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to discuss billing statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 04/XX/2018.  Bankruptcy case# XXX chapter 13  discharged 12/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7124798286 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a payment of $788.79.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1096365022 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5159157572 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5133108318 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower accepted a promise to pay in the amount of $2,612.07 for 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7622565090 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3743832049 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The agent spoke with the  borrower . Details of the conversation are not noted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6816331243 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower promise to pay, accepted cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1299276720 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6152542486 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in to request copies of general documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1123016345 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower was contacted 4/X/2019 regarding foreclosure status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7244881488 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Comment on 10/XX/2016 reflects a FEMA natural disaster, which would match with Hurricane XXX with a FEMA declared date of 10/XX/2016. No damage was noted.
8207592578 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3581697734 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4534988804 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4581015763 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The agent spoke to the borrower in regards to curtailment of income and
                                           making promise to pay.   The borrower did not have time to review the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on 11/XX/2017.  Damages in the amount of $21,691.38 were since repaired.
6028889569 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to advise had a drastic issue due to short term disability
                    closed                 check not coming in until later in the month and had loss of income due to injury.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in to dispute a late fee on the account.  Fee was waived as one time courtesy.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9208146021 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019 Borrower made a promise to pay by XXX.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5979295900 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The co-borrower called to discuss account. The servicer arranged a promise to
                    [1] Mortgagor Deceased pay for 9/XX/18. The co-borrower advised that the reason for default was a dispute regarding the payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and
                    - Executor/Heir exists documented.  The date of death is 03/XX/2014.
                    to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9638615424 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a hurricane noted on 10/XX/2016.  Damages in the amount of $7,300 have since been completed.
4180971249 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to discuss their taxes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8698565485 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The co-borrower called regarding status of payment.  They were advised of disbursement pending and time frame once payment is mailed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located  in a FEMA disaster zone due to a natural disaster noted on 09/XX/2017.  No damages were reported.
3951051226 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9697333240 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Spoke to auth 3rd party, they asked about a payment reversal.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3483559821 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower regarding how to get insurance claim checks cashed since endorsed to both company and homeowner
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8129336424 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states spoke to borrower and borrower scheduled a promise to pay on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9561469838 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5096661055 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower gave son authority to spoke with agents on account.  Borrower is
                    [1] Mortgagor Deceased deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9830427595 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9834978580 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019 Borrower requested a payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4163683685 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8005584680 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8147528862 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2346480364 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The servicer spoke with the borrower regarding the property address. The servicer advised the borrower to submit a written request as well as supporting documentation to update the property address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3357604329 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9921999325 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5078496669 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a promise to pay on 06/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7310557102 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The authorized third party contacted the servicer on 04/XX/2019 to inquire about the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5676928718 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8524547972 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower was contacted on 02/XX/219 regarding the status of the modification review. The borrower advised they did not want to go through the process of sending in the documents and to close the review.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is BK unfinished.  The bankruptcy was discharged on 02/XX/2017 and there is evidence of reaffirmation.  A motion for relief was filed 09/XX/2015.  The case was converted from a chapter 13 to a chapter 7 on 03/XX/2016. Although the bankruptcy was discharged on 02/XX/2017 the case remains open. The notes on 09/XX/2019 stated the loan was still pending the necessary requirements to close the bankruptcy case.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5238705254 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4840638909 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called regarding HOA fees. No additional information was provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5862907136 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7540499901 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Credit dispute appears to have been resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2880152296 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Customer requesting for the final 100% inspection be ordered.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 06/XX/2018.  The claim was closed on 05/XX/2019 with all funds released and a 100% inspection dated 05/XX/2019.
5022909008 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/08/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower scheduled a payment by phone.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6486053027 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On 2/X/2017 the borrower called in to make a payment.  Borrower is deceased
                    property; identified   and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  There are notes indicating a bankruptcy that was discharged 1/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8193734497 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called regarding escrows.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4626771658 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower and he said that they had not requested mortgage assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4876874206 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8077133901 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/16/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower inquired about refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6361466567 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with borrower. Payment. No additional note details.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7183351908 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7331305675 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower contact with promise to pay on 12/XX/2019.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5079982546 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/15/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in to advise of the passing of the primary borrower.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2005 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3684000858 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2154899655 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower was contacted to discuss their loan modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4675939525 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4255616912 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 02/XX/2019, the borrower called and promised to send payment by regular
                    property; identified   mail.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2203177100 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower brought a claim check for wind damage that occurred on
                                           11/XX/2018 to the branch for endorsement.  The funds were endorse and released due to the claim being classified as non-monitored and no inspection requirement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7315009958 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2018 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2016.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8754587609 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called regarding receiving two statements for July.   Advised
                                           borrower one is for his escrow and one is for his mortgage payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2019 and there is no evidence of reaffirmation.  Unable to locate status and filing date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3147494369 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The last contact with the borrower was on 04/XX/2017. The borrower called in to request an endorsement for a check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8917619244 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in with questions about title insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7831237537 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  No information about the call was noted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6470028565 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES:
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1166809806 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6892774519 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6645712361 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7024835151 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  No contact with borrower since 2/18 despite continued efforts.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3188543903 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9051800913 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called and will make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5381732499 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4571569621 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4757228468 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with the borrower to confirm cancellation of auto charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6870058848 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Outbound call to Borrower, Borrower promised to pay $2161.19 on 12/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4817827062 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9204691847 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/14/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4887450342 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3836859997 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8712758697 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9570869820 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a payment and use unapplied funds. There are no unapplied funds available so the borrower will call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9817246002 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2918957009 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2130691559 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9657197493 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower scheduled a payment of $996.10 to be drafted on 02/XX/2018. He stated that his RFD was due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9370599530 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6583128881 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/08/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2015.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2006.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2006 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2723762422 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3049896767 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1304314968 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in about letter received from the tax county office and escrow shortage from servicing company. The representative transferred call to customer care.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7730468368 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019 Authorized third party  inquired about check status of refund.
                                           The refund was confirmed paid on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8470261939 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  12/XX/2018 - talked to borrower for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9069091773 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7382155821 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7821113809 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8445334527 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Lender advise of the modification payment information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3436678252 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  On 07/XX/2017 Borrower requested interest paid letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The borrower called on 01/XX/2018 to report a claim for water damages caused on 09/XX/2017. An inspection was conducted on 05/XX/2018 showing 100% of repairs were completed.
                                           The claim was closed on 06/XX/2018.
1783290496 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in 7/XX/2018 because they weren't receiving statements.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3841320929 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2207888291 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4433767017 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called in about escrows, provided escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2527663175 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/23/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3232029390 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 05/31/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer requested $1531.42 to be removed from suspense and apply to June payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7603783010 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/16/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2659664962 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3441484817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4534463192 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower stated that they received a letter that reflected that they had two insurance carriers. Borrower was advised that there is only one insurance carrier listed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3912320248 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2319538803 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 07/XX/2019, the borrower accepted a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4313453556 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019, the borrower called to verify status of insurance premium.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9057601308 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to discuss the modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1674824352 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5633789621 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower made a promise to pay in the amount of $892.49.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5505344115 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3694284097 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The last contact with the borrower was on 11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2552749528 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Unable to locate case #, filing date and discharge date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8662082000 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Loan is performing and contact with borrower is minimal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: FEMA disaster area due to Hurricane XXX 10/17.
3658342830 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8668516154 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/21/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1051630613 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8269124770 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Third party called to make a payment.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The authorized third party called in disputing the loan status stating is not behind on payments.The borrower was advised no payment was received in April so the loan rolled to delinquent.  The third party stated will review records.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1222395583 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called with questions about a payment made on 03/XX/2019 and is in suspense. The borrower was transferred to another department for further assistance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4529224453 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/01/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Borrower 1 states Borrower 2 was awarded the property through a divorce. Borrower 1 states they are not reliable for the property and would like their credit report updated accordingly.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: An insurance claim check for hail damage (date of loss was 06/XX/2017) in the amount of $1,661.66 was received on 10/XX/2017.  Repairs were completed by 01/XX/2018.
6687284519 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5128260835 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8377188854 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7147749029 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower advised of excessive obligations, not interested in assistance at this time.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9974591675 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The agent spoke with the borrower and the borrower accepted a promise to in the amount of $1,353.08 dated 9/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3490484669 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke to authorized 3rd party. They made payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7839435002 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2017.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3528629420 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5868088135 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower had an inquiry regarding escrow analysis.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  Borrower stated account was not reporting correctly, the account status was reviewed and it was being reported correctly.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5583711982 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6227042668 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7129032298 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower made payment iao 1323.91
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2730086976 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1781418446 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Called the borrower who requested escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9312504367 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in regarding the new tax bill that they had received.
                                           The borrower requested that it be updated and paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9669407157 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Called borower and borrower hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1787800084 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 8/X/2019, the borrower accepted a PTP1 cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4929460915 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to set up payment for shortage and the call was interrupted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2772632549 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9759741891 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact with the borrower was on 05/XX/2019. The borrower wanted to replace a check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9981615604 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1443562961 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8885726829 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2006529911 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states borrower called in to make a payment on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4989965821 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8645488665 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6915775644 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to make payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6692694220 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/15/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Spoke to borrower and he does not want recorded calls.  He stated this is against the law.  Advised borrower that we will remove his phone number and he hung up.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1141379612 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with borrower two, who accepted pre-modification offer.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2003.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5948538521 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7143794010 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1081393977 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called to inquire about insurance policy document received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 08/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX, A claim was filed for property damages and the repairs were complete.
4994569131 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2012.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7914333116 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2686299983 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The representative spoke with borrower has new email address. The borrower have active accounts with servicing company that are not a mortgage, Home equity loans or line of credits-route should have been a first call resolution.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7103224232 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/02/2019 0
                                           PAY HISTORY: The loan is next due for 07/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2449297723 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/17/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower provided update cell phone number  and requested reaffirmation papers be sent and the agent advised that doesn't apply to a chapter 13 filing and advised them to speak with their attorney.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2019.  Prior filings XXX discharged, and didn't file reaffirmation agreement and since they did not it is not an option for the 2nd filing.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7285467342 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Commentary states they spoke with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is BK Reschedule.  The dispute is resolved and the status indicates Servicer responded
                    from mortgagor         within 60 days and no further communication from mortgagor.  Miscellaneous dispute Bankruptcy Research. The issue was resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7178580665 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1244112510 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with the borrower who requested a fast pay request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9437555818 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called regarding confirmation payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9610717883 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1154931418 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4431897399 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower requested suppression of paper statements. 1/X/18 Performing

                                           Borrower stated reason for default as curtailment of income and verified the property is owner occupied. Borrower was solicited for a modification but the servicer was uable to offer mortgage assistance.  Borrower promised to pay $1.973.58 and $235.32 late fees by 1/XX/17.  Borrower stated the payment was made to bring the account fully current but the courier delizvered to a different zip code. 1/XX/17 Delinquent
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4229460200 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/07/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2413052853 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8822523351 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3112783062 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3234997454 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9566498217 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7131689073 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called on 11/X/2019 to make a payment.  The email address was also updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9279064162 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower promise to pay the amount of $116.44.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9920219239 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in 7/X/2018 and requested a payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9276947236 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with borrower and discussed general information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3211830150 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On 9/X/2018, the borrower called in a fast pay request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8875537239 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called about the account. The Lender went over the charges and the shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8387289382 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  06/XX/2018 - Borrower called -0 verified demographics - added payment plan for 1 month - borrower made an additional payment in error - wants payment refund - sent request for payment refund.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7886825714 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Loan is performing and contact with borrower is minimal.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9164232690 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Authorized third party contact accepted promise to pay to cure on 11/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6911250620 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The customer inquired about the suspense balance and accepted the extension offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4015439955 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised unable to take a payment at this  time, mail in the payment.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6113600911 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Commentary states borrower called in to change the scheduled payment draft on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2506003520 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called for general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 10/XX/2018.
3877232663 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3178829196 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to make the monthly payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1249389099 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9605629429 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1188471559 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7072843632 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2381663209 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/29/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to update the ACH draft to 8/X/2019.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment and Credit Reporting dispute resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7378069546 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in requesting for us to explain the extra fees that is reflecting on their statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9244763793 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The authorized third party called in regarding the disaster extension offer.
                    unresolved and no      The third party advised of the co-borrower being deceased and was requested to send in a death certificate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and indication covered by  documented.  The date of death is 10/XX/2009.
                    insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    [1] Mortgagor Deceased FORECLOSURE: No evidence of current foreclosure activity.
                    - Executor/Heir exists BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    to dispose of          LITIGATION: There is no evidence of litigation on the file.
                    property; identified   TITLE ISSUES: There is no evidence of title issues.
                    and documented         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX. Damage was noted on 11/XX/2017 to the roof, fence, and part of the house was flooded.  The borrower stated on 03/XX/2018 is still completing repairs and waiting on the insurance adjuster.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5898628347 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The customer spoke to the agent regarding the modification agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1499957944 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Third party promised to make a payment later today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4216964659 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called on 8/XX/2019 to update the email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9462321633 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with borrower who made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5031084108 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to get help with online account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1033015896 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in to get the name of insurance company.  Borrower was provided the name, phone number, and policy number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3226156316 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower promised to make payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7913629500 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5202643192 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  spoke to borrower , confirmed payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3432469085 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower inquiry in regards to reporting a new claim.
                    [2] Damaged Exterior - EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Active insurance claim REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    but unclear who holds  FORECLOSURE: No evidence of current foreclosure activity.
                    funds or covered by    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    bid                    LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 09/XX/2018 to report a claim in the amount of $4,466.33 for wind damages caused on 08/XX/2018. The servicer advised the claim was non-monitored and to go to a local branch to have the check endorsed. There was no evidence of the borrower sending in the claim check or going to a local branch for endorsement. There was no reference to the repairs being completed.  The damage repair amount is estimated at $4,466.33.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5310385866 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8716220424 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments show contact with borrower regarding general loan info, payment made through IVR system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3374413092 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The authorized third party called in regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5440504495 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9502314493 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4349257048 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/2018, outbound call. The borrower requested a return call. The borrower stated that he was going to step into a meeting .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3574048731 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 01/XX/2018-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
5258049352 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/02/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Comments show contact with borrower regarding bankruptcy payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  Comments show the borrower is in an active bankruptcy since 2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4489119206 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/21/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                    [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    Servicer responded and responded and appears issue is closed.  Borrower had payment dispute and it was determined borrower paid the wrong amount for November 2016.  Resolved and waived late fee as a courtesy.
                    appears issue is       REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    closed                 FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7929946086 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to advise of ptp iao 1273.11 to be paid by 11/X/19
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9497701627 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4679397597 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower called in a payment $525.00 7/X/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9493625785 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7822664313 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5859128665 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7881374192 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Commentary states spoke to borrower regarding the re-application of funds to satisfy a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3676557718 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke to borrower, promise to pay $2120.41 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8757603696 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3910226274 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Commentary states borrower called in to advised that insurance company has been changed and new insurance company has not received payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2334401292 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Commentary states borrower called in for account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6946977784 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/30/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2004.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3146526202 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Commentary states the borrower called in to verify the claim status and any additional amount left over from the claim amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for fire damage that occurred on 10/XX/2018.  The claim was closed on 08/XX/2019 with all funds released and a 100% inspection.
9904306039 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4417564379 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2287199977 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4587679038 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with the borrower,the borrower advised that a payment was made online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7959360254 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  the customer called has not received the annual statement 1099
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9183409295 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8150023103 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1830918137 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Collection comments indicate borrower called and was advised the next due
                    property; identified   date of 12/X/2017.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2553958150 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8820279829 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Comments show borrower contact regarding loan status and payments. Borrower further communication  advised they are no longer interested in loss mitigation workout.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments show borrower sent a dispute due to the way his mortgage was being reported on his credit. Servicer completed dispute and status his loan had to be reported as a modified loan.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5465585150 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5786895457 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6009326817 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The servicer spoke to the borrower who requested a note bond and attachment, however, the servicer was unable to complete the request during the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5895943371 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Last spoke to borrower in regard to Hazard insurance for the property and the policy was confirmed by service. Borrower had called in and discussed a modification agreement but do not see that a modification was applied for or completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6476774126 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Comments show borrower called in asking treasury questions. There are no specifics related to treasury questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8034033286 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower requested a payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9484602772 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in and made a payment in the amount of $1981.26.  The
                    unresolved and no      borrower was offered additional disaster assistance.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] MI Not Being Paid  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    As Required            LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof and the floor.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.
                                           .  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
9479629332 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The servicer spoke to the borrower who made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due first noted on 09/XX/2017. No damages were reported.
1091111421 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On December 04, 2019, the servicer spoke with the borrower and took a
                    [2] Payoff has been    payment. The account is currently performing.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2018.
                    requested within the   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    last 60 days           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [1] Mortgagor Deceased BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most
                    - Executor/Heir exists recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and
                    to dispose of          released.
                    property; identified   LITIGATION: There is no evidence of litigation on the file.
                    and documented         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3011907975 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5454124833 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4491679755 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Talk to unauthorized third party borrower son called in payment for $1,902.82
                    property; identified   for today.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9175864016 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Comments show borrower called in asking about home equity loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6772604623 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called on 11/XX/2018 to ask questions about recast
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6339017620 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3860694992 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 05/XX/2018 Authorized third party was advised of the current principal balance on the loan. A payoff quote was requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7528340262 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke with borrower one, discuss reason for default, the borrower advised they made an online payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4280336285 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called, wanted to make sure late charge was not assessed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2860365543 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The agent spoke to the third party in regards to escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8147679362 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9601866761 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower stated that he will send in the missing contractor documents needed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXX. Property damages were reported and a 100% completion inspection was received on
                                           01/XX/2019.
3629675696 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower contacted the hazard workstation to request a change of insurance carrier.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3884004892 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3749803369 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On 09/XX/2017, the borrower called and scheduled a payment over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  Prior bankruptcy case#XXX Chapter 07 discharged 03/XX/2004; discharged order
                                           10/XX/2016
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8016949614 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/24/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Spoke with the borrower about account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5024435357 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/14/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The servicer confirmed that payment has been scheduled for 08/XX/2017.  The reason for late payments was due to excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2005 and there is no evidence of reaffirmation.  (See comments dated 05/XX/2015.)
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7738541531 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7906977346 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called regarding tax
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9000586076 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3546791351 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5775313474 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower authorized a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3912407549 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called to make a payment for $974.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2781670104 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/2019, outbound call. The borrower scheduled a payment over the
                    property; identified   phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6261442809 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2648392694 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/08/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8725974576 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7609469993 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3906210417 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Comments show contact from borrower to advised coborrower passed away.
                    [1] Mortgagor Deceased Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2019.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2935249888 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6492796446 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On October 25, 2019, the servicer spoke with the borrower. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8348739155 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/15/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The authorized 3rd party called to verify payment status.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6525064748 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 09/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1818854265 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6272619668 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9266505591 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2334277357 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to make a payment.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4046827100 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3169727974 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called regarding general loan information, The mailing address was updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2060711387 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower promised to pay $2664.35
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1303461740 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/19/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3432263935 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Commentary states spoke to borrower regarding the escrow shortage and borrower accepted a promise to pay on the account. Comment dated 11/XX/2019 borrower called to inform they wanted to make their payment at a later date.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5082796464 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower promised to pay the amount of $352.91.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5563081782 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower requested a payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2639508625 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4642242474 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8387710518 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called for general loan information.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2019.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1951036067 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3324051750 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6039207549 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary states spoke to borrower and borrower advised unable to discuss account and unable to commit to payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1470711595 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called for loan information and 3rd party information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9018524538 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4025417214 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Commentary states spoke with borrower regarding a late fee refund that was
                    closed                 paid in error.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states there was a dispute regarding the payment for 05/2018 on the account. After review it was determined that an updated needed to completed on the credit report.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6746235728 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Commentary state spoke with borrower regarding general refinance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9468162127 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/23/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  An escrow analysis was requested
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3427471250 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called, discuss their reason for default, the borrower accepted a payment plan for 6/XX/19 in the amount of 1270.24.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6101415204 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called about a pay off request but the call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2118007939 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2457197801 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  spoke to the customer and requested a copy of the mobile home title
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8539862065 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8774907692 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a branch visit to have the claim check endorse and released. The claim in the amount of $2610.49 for hail damage that occurred on 05/XX/2018 was classified as non-monitored and no inspection was required.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2616430911 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  the customer called in to provide a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5093768734 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9155188607 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/25/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  the customer called as a result of a letter, cancelling the ops and initiated the options application
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6164147870 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in stating a document was revised and will fax it in.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A claim was filed for fire damage that occurred on 08/XX/2016.  Claim funds in the amount of $21887.70 were received on 09/XX/2016. The first draw in the amount of $20000 was released on 09/XX/2016.  The remaining funds were released on 02/XX/2017 and the claim was classified as enhanced endorse and release.  A drive by inspection was completed on 06/XX/2018 due to the borrower not complying with the terms of the claim agreement.  The inspection results were 0% completion due to the scope of work was interior.  The details of the damage and status of repairs were not provided and the claim was closed on 07/XX/2018.  The damage repair amount is estimated at $21,887.70.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1727546102 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/13/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1332138199 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Comments show contact with borrower regarding loan balance, questions were general in nature.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5653044581 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4830152925 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2004.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2015925567 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Comments show contact regarding escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4942199934 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Comments show contact with borrower regarding escrow questions.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    Servicer responded     responded within 60 days and no further communication from mortgagor.  Comments show borrower sent in a credit dispute stating they never had a debt as large for this mortgage. Servicer confirmed within 60 days and no  debt valid based on documents signed.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8571571725 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The servicer spoke to the borrower who made a payment.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The servicer verified that the borrower is liable for mortgage under the note despite a divorce which occurred fourteen years prior.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6125407473 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The proof of claim was filed 07/XX/2004.  A motion for relief was filed 08/XX/2005.  Commentary states the Motion for Relief did not go through and the case was dismissed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7602414086 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to discuss their final loan modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6646649363 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Comments show servicer spoke with borrower regarding payments, payment
                    [1] Written Dispute -  processed.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer within 60 days and no  responded within 60 days and no further communication from mortgagor.  Comments show servicer received a credit dispute because they were no reporting borrower mortgage. Comments show servicer further communication  requested stop codes be removed so reporting may continue.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2006.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2013.  Comments show loan in bankruptcy but it has since been dismissed and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3143038310 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to make a payment.  Borrower is deceased and Executor/Heir
                    [1] Mortgagor Deceased exists to dispose of property; identified and documented.  The date of death is 07/XX/2014.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.  Prior Chapter 13 Bankruptcy was discharged on 1/XX/14.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9427019995 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called and said that she could make payment at the end of the month
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5791781437 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in to adjust taxes and the servicer advised when the next escrow analysis will be completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3439483825 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1749098314 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5650977563 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3681302838 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to change their payment to 12/XX/2019 in the amount of
                                           $811.41. Borrower states that a third party  makes their payment and overlooked it due to it usually being paid the first week of the month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1161363214 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower made a payment in the amount of $500 towards principal balance only.
                                           Borower also requested that $317.52 in debtors suspense be applied to principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  Unable to locate case # and filing date.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1796822116 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in to set up a promise to pay paymentq
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3536991790 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2009.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2007.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7977114918 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Successor in interest provided information on assumption of loan.  Successor
                    [1] Mortgagor Deceased stated property was not primary residence.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2007.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
8179839607 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5681865897 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 6/X/2019, borrower is unable /unwilling to offer a promise to pay. RFD curtailment of income.  11/XX/2019 - call from the borrower get address to send in documentation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7944134588 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment on the loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017. A claim was filed for damages.  The claim was closed on 06/XX/2019 with all funds released and a 100% inspection dated 06/XX/2019.
3321183766 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6339354389 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1534926408 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9392151271 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The servicer spoke to the borrower who requested to change and inquired about a 1099.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  A previous chapter 7 case,XXX, was discharged 02/XX/06.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7683462293 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The agent spoke to the customer about the general account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7786760769 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6381851191 3        [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    Request Received From  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The servicer spoke with the borrower who made a payment via fastpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [3] MI Not Being Paid  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    As Required            FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4475378768 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/21/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3351318387 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4585620945 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower  called to go over payment dispute/ Misapplied payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4745166012 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower was advised of shortage on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9617156641 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7266829318 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3572265665 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8664625335 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6794245653 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower confirmed that taxes are paid through Escrow and inquired on when tax forms would be sent out.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4117932140 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: Per the pay history the principal was paid down to zero on 9/XX/2019.
4844444903 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5477174648 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8639193103 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1323588070 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1004108188 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called stating money order for March payment returned on yesterday and is not sure if will need to re-mail or go to the branch. The representative advised it is not showing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9626004052 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9775123984 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with the customer and informed the customer that they are ok to walk away from the property since it was still under the protection of the bankruptcy. They confirmed the customer can sell the property if they want to.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Previous discharged bankruptcy mentioned on 4/XX/2018 and throughout the commentary. No specific case number, filing date or discharged date were provided in the commentary.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8506032609 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  09/XX/2019 inbound call borrower set up auto draft starting 11/XX/2019
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6052853343 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in to order the 100% inspection and was advised of the
                    [1] Written Dispute -  timeframes and process.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Process dispute.  The dispute is resolved and the status indicates Servicer within 60 days and no  responded within 60 days and no further communication from mortgagor.  The borrower was disputing an issue with the recast and communication issues as well as receiving incorrect documents.  The further communication  borrower received refinance forms instead of the recast form and was upset stating was concerned about being deceived into a refinance.  The loan was reviewed for accuracy and legal concerns.  A
                    from mortgagor         response was sent to the borrower on 10/XX/2017 stating no unfair tactics were found.  The timeline and documents were provided for the borrower's review and confirmed the loan was processed with a recast not a refinance.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 06/XX/2018.  The claim was closed on 10/XX/2018 with all funds released and a 100% inspection dated 09/XX/2018.
2079255718 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9731669616 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states spoke with borrower and confirmed payment was received for
                    closed                 the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8865783301 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a promise to pay on 06/XX/2019.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  Damage was noted to the roof, water was in the kitchen, and the fence fell. The borrower advised on 10/XX/2017 the claims were filed with the insurance company.  A call was made on 11/XX/2017 to determine if repairs were made with no response.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8323382294 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/09/2018 0
                                           PAY HISTORY: The loan is next due for 04/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1165505515 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1305385924 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/29/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 29, 2019, the borrower made a promise to pay. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2197464940 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to speak to the escrow department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1640112453 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  10/XX/2018 inbound call spoke with borrower 2, reason for default marital difficulties borrower promise to pay 10/XX/2018 $624.49
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4573155079 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Spoke with borrower regarding general information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8958153630 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to review the file and wanted to know if a statement was sent. The borrower advised a payment would be made at a local branch.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1744289945 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4233587470 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower contacted the servicer on 12/XX/2019 to schedule a payment in the amount of $649.91.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5881493700 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower stated grace period is the reason for delinquency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6126501102 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to see what could be done to get escrow out the negative.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7161567540 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in states changing insurance company to XXX and wants to stop payment from being sent to old insurance company. Borrower states will call back with new insurance information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8211769970 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 02/XX/2018 Borrower called and requested copy of documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3160637344 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in regarding the claim process and was provided the
                    funds or covered by    address to send the check.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  A claim was filed for flood damage that occurred on 10/XX/2018.  Claim funds in the amount of
                                           $4603.74 were endorse and released on 11/XX/2018. Additional funds in the amount of $3743.03 were received on 11/XX/2018 and were endorse and released on 11/XX/2018.  Additional funds in the amount of $2317.15 were received on 11/XX/2018 and endorse and released on 11/XX/2018.  The claim was classified as enhance endorse and release.   Additional funds in the amount of $1140 were received on
                                           12/XX/2018 and $1361.90 was received on 12/XX/2018 and were released.  A drive by inspection was completed on 03/XX/2019 with 1% results due to the borrower not complying with the terms of the claim agreement.  The results were due to the scope being for interior work. The claim was closed on 04/XX/2019.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $13,165.82.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9340849442 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2779070310 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6063755507 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9989122225 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6596903184 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9983014328 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9879977143 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower disconnected the call while speaking with the agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2716405135 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to request a copy of the 2001 1098 tax form.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9925301359 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called with plans to bring account current promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3257143576 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9609324060 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9348260649 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/12/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called to obtain mortgage interest and taxes paid for 2018 Year End
                                           Statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2019 and there is no evidence of reaffirmation.  No additional information provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6731442375 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called in on 06/XX/2017 regarding a new water damage claim and
                    funds or covered by    having three checks to have endorsed.  The borrower was advised of the process.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 05/XX/2017.  Claim funds in the amount of
                                           $9905.45 were endorse and released on 06/XX/2017. Additional claim funds in the amount of $1606.67 were endorse and released on 08/XX/2017.  The claim was classified as enhanced endorse and release.
                                           The borrower did not comply with the terms of the claim agreement and a drive by inspection was completed on 07/XX/2018 with 0% completed.  The scope of work was interior and the property is occupied.  The claim was closed on 08/XX/2018.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $11,512.16.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7837635495 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Payoff amount requested  Borrower is deceased and Executor/Heir exists to
                    [1] Mortgagor Deceased dispose of property; identified and documented.  The date of death is 05/XX/2017.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6929523522 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states spoke ti borrower regarding automatic draft update status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2999635496 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Spoke with pos in regards to making a payment on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5808721310 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7709222928 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5695162760 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Comments show borrower called asking for a copy of their most recent
                    property; identified   statement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4193606843 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Inbound call from borrower to discuss the status of the account. Not interested in workkout
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1355732989 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to request a payoff.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3952633738 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1690015233 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6148862382 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 9/XX/2019, borrower promise to pay $1854.43.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5454194886 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9576825782 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8877063388 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to make a payment .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3774574780 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The representative advised the authorized third party of the preapproved mod.
                                           The authorized third party stated that the borrower is not interested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                           ADDITIONAL INFORMATION: N/A
8750044676 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in payment for $635.10 for today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8769146512 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Unable to locate case #, filing date and discharge date in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5069754588 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower informed the servicer on 11/XX/2019 that the payment had been made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5052668917 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8942858380 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4572104806 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower accepted a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1859547337 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The representative advised authorized third party of confirmation payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1153932255 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 07/09/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called about information from their mortgage statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is filed/under plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1296561552 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called to make sure payment wouldn't be late
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1299668944 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4793119432 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called consented to hone interview also stated unable to take credit or debit card as form of payment. Borrower stated will request a cash advance for the payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8023002174 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The customer inquired about an escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6359678745 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9629685040 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2521390812 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower advised will pay just forgot to mail  the payment.  Borrower is
                    [1] Mortgagor Deceased deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2011.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3322801633 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer called as they did not understand why the account was showing
                    closed                 180 days past due when they were completed modified and had been current. The customer was trying to refinance and this issue was present. The customer was informed a request was submitted to investigate the issue.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit reporting issue occurred after modification. Complaint was resolved on 10/X/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1688076945 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower contact for general requesting to create a letter.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2362136858 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower call transferred to Customer Care.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7826798021 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6081200594 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2013.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4719356118 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised the loan is in Underwriting for the loss mitigation
                    [1] Mortgagor Deceased review/  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5736733045 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6135582970 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called requesting to apply funds in the amount of $847.78 to monthly payment and $100 to principal only.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6857248380 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3408460845 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9788779577 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5455681233 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3325729628 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer spoke to the borrower who was making a payment and confirmed that the checking account is the only method used for payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5795217712 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8820547477 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2667100788 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6848577699 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9864560494 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8457341077 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/24/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2015.  The borrower filed Chapter 13 bankruptcy on 06/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8913012552 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2975873636 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower requested payoff on 12/XX/2019  with a good through date of
                                           12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5204777433 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with the borrower in regards to payment confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7180347934 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9618721876 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5737640017 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Comments show contact with borrower regarding possible modification assistance. Comments show the borrower was in a forbearance plan at the time of their request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: It appears the property was located in a FEMA disaster area due to Hurricane XXX 9/XX/2017.  However there is no evidence of damage to the property.
8413974006 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made a promise to pay on 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9759303431 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Called the borrower verified mailing address and date of ach.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8680055675 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower accepted promise to pay, payment plan 21.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9479055695 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7113593683 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8850360053 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Third party XXX called in to request pay history rep advised need borrowers authorization.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6497228544 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6905858564 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in to conduct interview
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6002533291 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3441658441 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The agent advised the borrower that his account was reinstated and current with a next due date of 05/XX/2019. He stated that he would like a document showing his account status. The agent informed that when his statement is generated that it will reflect the current status.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 02/XX/2018-The property was reported as destroyed in a Hurricane. A claim was filed and the repairs were found to be 100% repaired on 03/XX/2019.
6595061106 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to provide XXX payment confirmation number  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9020120455 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 Borrower was called in reference to account. Borrower made a promise to pay. Borrower was solicited for a Modification.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2018 and there is no evidence of reaffirmation.  01/XX/2019 Commentary states Bankruptcy was discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8165754975 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  3rd party called to extend the grace period. Lender advised not an option.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5778975825 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a promise to pay, stating they forgot they were due for that month.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 10/XX/2018-The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
3637921017 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to discuss their May payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8315414284 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower scheduled payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.  Relief granted on 12/XX/2015 was cited on 12/XX/2016.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8298222346 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower made a one time draft payment in the amount of $933.75 and
                    funds or covered by    another one in the amount of $895.59 to be drafted on 03/252019. The property is owner occupied and the reason for default was due to a curtailment of income.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  A claim was filed for fire damage that occurred on 09/XX/2019.  The borrower received a check in the amount of $6445 and is pending receipt for endorsement.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $6,445.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9419879002 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3798435525 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Th borrower was contacted in regards to a renewal campaign.  .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4714127048 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to discuss unapplied funds and their recent payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4348198503 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower advised would have funds to make two payments in November, XXX insurance company over paid.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6499716165 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with the borrower regarding general status of their loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4329444867 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to make a payment.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  03/XX/2018 Credit dispute received.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4666065083 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3575721376 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3090258878 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower was contacted and requested that calls stop.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3975058411 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower brought a claim check in the amount of $10375.36 for hail damage that occurred on 05/XX/2019 to be endorsed.  The funds were endorse and released to the borrower due to the claim being classified as non-monitored and no inspection is required.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2079962527 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9997551641 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8077317439 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states spoke to borrower and advised modification agreement was sent via email and mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8249649668 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9441110092 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 16, 2019, the servicer spoke with the borrower and took a promise to pay. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2585262079 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in and was advised to send in modification documents with payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Fema Disaster Hurricane XXX - 2017
7873410115 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to request name change kit to be mailed to her
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4642809413 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower advised was going to mail payment the next day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5604368909 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/06/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Spoke to borrower about the general status of the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3503366366 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2018.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8523734522 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8498537434 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7069711889 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Called borrower to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2021869041 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was requesting another recast agreement since the previous one expired.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1758129725 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8652867795 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to discuss returning MOD docs.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/XX/2018 Natural Disaster
9605223373 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6240104499 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8776463788 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called and rquested a payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1460747529 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower promised to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2771809105 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3768749785 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8459324900 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower was contacted regarding loan, borrower stated that they would need to speak with co-borrower
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5020566418 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in regarding insurance.
                    [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded
                    Servicer responded and and appears issue is closed.  The borrower was disputing an inspection fee in the amount of $14 stating the account wasn't 45 days past due in 10/2016.  A check was cut to the borrower for the fee
                    appears issue is       on 02/XX/2017.
                    closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2338288915 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/29/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2480338383 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower was informed the loan is not assumable. Comment dated 07/XX/2018 borrower stated they are divorced and wanted to have their removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2448574585 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower advised modification completed and next payment due 05/01.  Borrower
                    [1] Mortgagor Deceased is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2014.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1615448608 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Spoke to Borrower, accepted promise to pay 8/XX/17 iao $757.27.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4727497882 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 04/XX/2018 Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7060988623 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower authorized 3rd party. Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2003.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2004 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5830790323 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Customer has accepted all loss mitigation options. Borrower called on
                                           12/XX/2019 to schedule payment. Associate went over the escrow surplus and new payment for February 2020.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8284643223 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6813792328 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower stated the reason for default was due to curtailment of income the borrower made a payment in the amount of $656.60.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6155833573 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3739672676 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7730975779 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in about payment options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3891857938 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7292512124 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6377845427 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called requesting current tax information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3810304067 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Customer called to make payment and late fee was waived as a courtesy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8666935133 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6254710558 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  payment process via
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9971233499 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/12/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower wanted to confirm payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Private mortgage insurance ws deleted due to PMI waiver with the cancel date of 04/XX/2018.
6718674165 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9643781677 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9027692763 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to make a promise to pay on 10/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7628080167 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4330567544 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1962487059 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6072711281 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4339768612 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to check on status of extension agreement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/XX/2017- The property is located in a FEMA declared disaster area due to Hurricane XXX. No damages were reported.
4669588489 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower request to have the principal balance for 2019 provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8263551155 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 12/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower has accepted a promise to pay1 non payment cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3742211079 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower wanted to know the title issue on the last mod attempt. Associate
                    property; identified   informed borrower of the pending probate docs to determine who received borrowers' portion of the property to clear the title. Borrower stated there was no will and is concerned about the cost.
                    and documented         Comment dated 03/XX/2019 borrower called regarding the Recast documents they received and stated they were informed the payment would go down to $515.00 and associate informed payment would be
                                           $532.68. Borrower requested to speak with a specific associate, call was placed on hold and when associate return call had disconnected. Comment dated 10/XX/2017 borrower stated they wanted to cancel the modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4386061280 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5402302822 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  01/XX/2018 Authorized third party called to request name change due to
                    property; identified   Borrower being deceased.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2009.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: It appears the property was located in a FEMA disaster area 2/XX/2018. However, there is no evidence the property was damage.
5516444167 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to advise of PTP
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5861653858 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states the borrower called in regarding questions on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7795290490 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Customer called inquiring about escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9811398040 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower was advised of system maintenance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3431427141 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/30/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower wanted to know the status of getting back online.  Was advised still
                    [2] Loan is in         completing closing audit, no time frame provided.
                    Bankruptcy             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1090635153 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  During outbound call for late payment, the borrower accepted a repayment plan to bring current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8540114068 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower promised to pay by XXX. 8/X/19 Performing property; identified
                    and documented         Borrower promised to pay by XXX. 7/X/19 Perfroming

                                           Borrower promised to pay by XXX. 5/XX/19 Performing

                                           Borrower promised to pay by XXX. 5/X/19 Performing

                                           Borrower promised to pay by XXX. 4/X/19 Performing

                                           Borrower promised to pay by XXX. 3/X/19 Performing

                                           Borrower promised to pay by Fast Pay. 2/X/19 Performing

                                           Borrower promised to pay by Fast Pay. 1/X/19 Performing

                                           Borrower promised to pay by Fast Pay. 12/X/18 Performing

                                           Borrower promised to pay by Fast Pay. 11/X/18 Performing

                                           Borrower promised to pay by Fast Pay. 9/XX/18 Performing

                                           Third party Executor promised a payment on Fast Pay. 8/XX/18. Performing

                                           Borrower promised to pay by Fast Pay. 8/X/18 Performing

                                           Borrower promised to pay by Fast Pay. 7/XX/18 Perfroming

                                           Borrower promised to pay by Fast Pay. 5/X/18 Performing

                                           Borrower promised to pay by Fast Pay. 4/X/18 Performing

                                           Spoke to the third party Executor. Sent out an assumption package. 3/XX/18 Performing

                                           Borrower promised to pay by Fast Pay. 3/X/18 Performing

                                           Borrower promised to pay by Fast Pay. 1/XX/18 Performing

                                           Borrower promised to pay by Fast Pay. 1/X/18 Performing

                                           Borrower promised to pay by Fast Pay. 12/X/17 Performing

                                           Borrower promised to pay by Fast Pay. 11/XX/17 Performing

                                           Borrower promised to pay by Fast Pay. 9/XX/17 Performing

                                           Borrower promised to pay by Fast Pay. 9/X/17 Performing

                                           Borrower promised to pay by Fast Pay. 7/XX/17 Performing

                                           On 6/XX/17, the Borrower's social security number appeared on the deceased list. 6/XX/17 Performing

                                           Borrower promised to pay by Fast Pay. 6/XX/17 Performing

                                           Borrower promised to pay by Fast Pay. 6/X/17 Performing

                                           Borrower promised to pay by Fast Pay. 5/X/17 Performing

                                           Borrower promised to pay by Fast Pay. 4/X/17 Performing

                                           Borrower promised to pay by Fast Pay. 3/X/17 Performing

                                           Borrower promised to pay by Fast Pay. 2/X/17 Performing

                                           Borrower promised to pay by Fast Pay. 1/X/17 Performing

                                           Borrower promised to pay by Fast Pay. 12/XX/16 Performing

                                           Borrower promised to pay by Fast Pay. 11/X/16 Performing  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2011.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3867157712 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 - Talked to borrower - general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6595640509 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states spoke with the borrower and borrower scheduled a Fastpay payment for the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1676082320 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2018 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5546538327 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3148790083 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3635488937 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower promised to make a payment in the amount of $932.26.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4088355748 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3585876049 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The customer planned to pay and confirmed property is owner occupied.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notation on 10/2017 reflects the subject property is located in FEMA disaster area for Hurricane XXX. No damages were reported.
6081363477 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower contact discussed insurance information was received. The borrower made a promise to pay and updated reason for delinquency as curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: It appears the property was located in a FEMA disaster area 01/XX/2018. However there is no evidence of damage to the property
6459450907 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with the borrower regarding general information on their account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7483555459 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called and stated they are receiving foreclosure notices, the
                    property; identified   servicer advised there is no foreclosure status on the account, but due for July payment and sent the borrower a copy of modification from 04/2013.  Borrower is deceased and Executor/Heir exists to
                    and documented         dispose of property; identified and documented.  The date of death is 10/XX/2013.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3460559511 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower updated their mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3311013452 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8155127594 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states spoke to borrower regarding payment. The borrower advised they will place payment in the mail today.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 01/XX/2019.  No damage was reported.
5794987242 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 05/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2016.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9973052062 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower who was in the hospital and not aware that borrower # had
                    closed                 not made the payment.  Borrower wants to get back current again.  The last conversation was a promise to pay.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed information on credit report.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2007.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2007 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9012366604 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower made a promise to pay in the amount of $437.47 effective 03/XX/17.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6364657594 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 01/09/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called regarding past due balance reflecting on statement
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9497828198 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On 10/XX/2017 Borrower called in reference to Insurance renewal letter received. Borrower was advised of Insurance carrier name, effective dates, and annual premium.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2799743466 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/30/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in regarding a payment that was made to the escrow
                    closed                 account.  The funds were misapplied and applied to the escrow shortage.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in upset stating has called more than once and states the payment was taken from a closed account.  The servicer assisted the borrower with correcting the information and making the payment.  The borrower insisted this issue was not the borrower's fault.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7078572318 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2015.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6584903205 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called gave verbal authorization to speak with third party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4059320598 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 07/22/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  07/XX/2019 Commentary shows Bankruptcy activity.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1143679196 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/20/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower brought a claim check for hail damage that occurred on
                    closed                 09/XX/2017 to the branch for endorsement.  The check was endorse and released to the borrower due to the claim being classified as non-monitored and no inspection is required.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing a misapplication of a payment to the suspense account. The payment was reversed and reapplied on 12/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7340617901 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The last contact was made on 9/XX/2019, in which general information was
                    [1] Mortgagor Deceased discussed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2009.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1968100316 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2013.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1251303171 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3879959765 1        [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 02/XX/2020.
                    and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called to advise that repairs still in process and was advised that
                    servicer with          the claim was closed.
                    indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                    repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 02/XX/2018.  Claim funds in the amount of
                                           $16676.96 were endorse and released on 02/XX/2019. The claim was reclassified as non-monitored on 06/XX/2019 and closed.  The borrower noted on 09/XX/2019 the repairs are still in process.  The damage repair amount is estimated at $16,676.39.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3616890052 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a payment via fastpay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8831905304 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4689255817 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9652472266 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower promised to pay $609.05 on 09/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6555123165 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8004941522 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3919031468 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1499862615 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7833284345 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in regarding a letter they received pertaining to
                    [2]                    loss/damage caused by a hurricane on 09/XX/2017. The letter states an adjuster report and final  inspection are required. Borrower advised this was a legal settlement and an adjusters report is not
                    Damaged/Occupied/FEMA  available and an inspection is not required. Borrower instructed servicing to contact the attorney.
                    Zone - Active          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance claim but    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    unclear who holds      FORECLOSURE: No evidence of current foreclosure activity.
                    funds or covered by    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    bid                    LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 09/XX/2017 due to Hurricane XXX.  A claim settlement in the amount of $30000 was endorse and released to the borrower at the branch on 01/XX/2019.  The claim is classified as enhanced endorse and release. On 04/XX/2019, the borrower insisted an inspection is not required and to contact attorney.  The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on 08/XX/2019 resulting in
                                           0% completion.  The details of the damage and status of repairs were not provided and the claim was closed on 09/XX/2019.  The damage repair amount is estimated at $30,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1594556445 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower stated that his RFD was due to excessive obligation and had a loss draft inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4757735524 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  Closed Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2183185955 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower had questions about loan not on credit bureau. The agent
                    property; identified   educated the borrower of history of bankruptcy chapter 7 discharge with no affirmation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of
                    and documented         death is 04/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2003.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2004 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5957915942 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7201545491 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The servicer discussed insurance related issues with the borrower.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    Servicer responded     responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit report. The servicer has researched the issue and a resolution was sent to the borrower.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    further communication  FORECLOSURE: No evidence of current foreclosure activity.
                    from mortgagor         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  (See comments dated 08/XX/2016.)
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3937776696 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Authorized third party called in and made a promise to pay.  Borrower is
                    [1] Mortgagor Deceased deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017- The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
9647144046 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2162048624 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower stated that she would make payment at local banking center by
                                           10-15-19 including late fee.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6315521124 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower promised reinstatement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9412865684 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower promised to pay $1237.63 on 01/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8167902163 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.
6681153908 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The last contact with the borrower was on 04/XX/2018 to discuss reason for delinquency.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4612658070 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in payment by phone for $1875.31. Primary RFD: other, and a reference to bankruptcy being discharged.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4395673802 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in upset that the hazard premium increased by about $700 annually. Borrower requested to speak to a supervisor. While on hold for supervisor the borrower hung up. Supervisor called the borrower back however call went to voicemail which was full.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8533755788 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6412035595 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7757587090 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  inbound call from borrower to review final modification document.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8283054045 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8419029783 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3813664775 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower stated they are locked out of the website, as they were trying to change their flex pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1140243023 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 04/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6577694824 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8359301089 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7859747646 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Spoke with borrower, general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5854144674 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5849158169 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7817085681 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Outbound call to borrower. Advised borrower loan will be going back to regular servicing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3929043999 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5024272129 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Authorized third party called in to verify  fax number and to see if adjusted
                    property; identified   rep can be mailed advised can be up loaded.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1838918583 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  09/XX/2018 - talked to borrower - promises to pay - repayment plan in place for a one time payment in the amount of $586.97
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4675024351 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in for the balance on the account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4431585035 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 3/XX/2018, borrower stated she will make last payment in May.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: It appears the property was located in a FEMA disaster area due to Hurricane XXX 9/XX/2017. However, there was no evidence of damage to the property per the collection comments provided
9503571158 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9079158279 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called about making a payment on repayment plan .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4455986320 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower advised on 10/XX/2018 they fell behind due to an illness. The borrower declined mortgage assistance and promised to make a payment by 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7344012522 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower declined a modification due to the terms.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2017.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7765211166 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower was contacted about the wrong account. The call was completed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7480883955 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with borrower and the agent complete a payment by phone with the
                    property; identified   borrower. The agent also went over the payment breakdown with the borrower,  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                    and documented         unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4694957533 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Authorized third party promised to make two payments on 03/XX/19 and
                    property; identified   03/XX/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2006.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7577994851 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to question a $15 charge on her statement and was told it was late fee that had been carried forward for several months.  She asked it could be waived and the agent agreed to waive it. On 12/XX/2019, borrower 2 called in with questions about monthly statements showing 1169.22 due for 01/XX/2020.  Was advised this was a timing issue, the statement was generated on 12/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7658297199 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay within the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2019 and there is no evidence of reaffirmation.  Filing date is unknown
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5070240847 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower wanted to verify balance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6251772736 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7949229697 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated they are paid on the third week of each month which is when they make their payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8061508925 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called inquiring about principal payment made in the amount of
                                           1,000. The agent  advised it covered January's payment .
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6042538007 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2465360928 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3849044234 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Commentary states spoke with borrower and borrower accepted a promise to pay on the account. The borrower also advised of the reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4258155775 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower accepted payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4807174857 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7731828685 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower promised to make a payment in the amount of $616.68 by
                                           03/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1669063090 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8119746555 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2014.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6819245467 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The servicer called the borrower to confirm mailing address.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing payment.  The servicer researched the issue and a resolution was presented to the borrower.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8421986855 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5753967532 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in to request a payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2743156224 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6580580031 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/18/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9140023732 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower contact for a manually authenticated the borrower
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017- The property was located in a FEMA declared disaster area due to Hurricane XXX. No property damages were reported.
1214348695 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4644051180 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Unauthorized 3rd party, daughter called, borrower deceased.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2332931166 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to request documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1765460179 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4571699931 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/22/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower who did not make promise to pay due to the grace period
                    [1] Mortgagor Deceased Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2018.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8146355983 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to discuss their MI.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8830249839 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8722354971 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5346245755 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8362895625 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7836703200 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9012009705 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/07/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
6081529256 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states spoke with borrower and borrower would like to remove ex-spouse from the loan. The borrower was advised to send in documents and provided with the fax number.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8370514589 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Spoke with borrower and discussed name change.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4746324819 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Authorized third party called in inquiring on principal balance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9082784534 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7620974152 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to request copies of documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2835094988 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to correct the property address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3933006439 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8500415873 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/16/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower expressed a curtailment in income and made a payment on the account. The agent waived the late fee of $16.51 as a courtesy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3119094378 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in regarding payment.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 08/XX/2017 due to Hurricane XXX.  The borrower noted on 10/XX/2017 still needs to repair the roof. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 08/XX/2017.
1461649251 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower promised to make a payment and accepted repayment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3737904931 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower contact to discuss escrow analysis and new payment amount.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5182166065 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/29/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with the borrower manual authenticated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4925773901 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 12/17/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states borrower called in to request a home equity loan. The borrower was advised to go to branch or go online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is curtailment of income.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2016.  A motion for relief was filed 01/XX/2014.  Active Bankruptcy
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5981447863 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7947518884 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The agent spoke to the customer as they did not receive 1098 year end.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7167212029 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower was advised that payment was due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXX as noted on 09/XX/2017. There is no evidence of damage to the property.
9679848951 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The third party called to advise the agent of the borrower's death.  Borrower
                    property; identified   is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2857015609 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Spoke with the borrower regarding a surplus check and the escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5135321490 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower payment inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9820019204 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower made a promise to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  Chapter 7 case XX-XXXX filed 02/XX/03 discharged 05/XX/03
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1965966198 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with the borrower regarding general information on their account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5799887059 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower made a promise to pay and were not interested in ACH.  Borrower
                    property; identified   is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2308050959 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/X/2019, the borrower accepted a PTP1 cure.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2052025531 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1579999155 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Comments show contact with borrower regarding maturity date of loan and payment breakdown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2559406498 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7180189574 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8505428019 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/08/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5883544849 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called asking for general  loan account questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6808265374 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called  and provided reason for delinquency at excessive obligations. The borrower accepted promise to pay. Payment type 21
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3311414972 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower made a promise to pay $620.89.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3355484780 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7554031650 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/26/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Authorized 3rd party scheduled a payment by phone.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXX. The borrower noted on 01/XX/2018 is still working to complete to roof repairs.  The borrower advised the insurance company and FEMA denied the claim and repairs are being completed out of pocket.  The details of the damage and status of repairs were not provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5804663106 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower's attorney returned a call regarding water remediation.  The third party provided the address for the funds.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2018.  A prior discharged Chapter 7 was noted.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 05/XX/2016.  The claim was closed with all funds released and a 100% inspection dated 09/XX/2019.
1126285420 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Comments show contact with borrower regarding escrow account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4235084974 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4563437651 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower informed the servicer on 08/XX/2019 that the insurance refund has been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1745200898 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower was contacted and made a promise to pay on 09/XX/2019.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    [3] MI Not Being Paid  LITIGATION: There is no evidence of litigation on the file.
                    As Required            TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted property damage on 09/XX/2017 due to Hurricane XXX.  The borrower advised on 10/XX/2017 a claim was filed and repairs are being completed. The repairs were still ongoing on 01/XX/2018.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
1584752156 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 04/XX/2018 The Borrower was contacted questions about escrow were answered and payment by phone was made.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3999914050 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower was contacted and the call had background noise.  The borrower said they would call back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2425785385 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in wanting to know what her maturity date would be if she paid an additional 30k toward principle.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9011794384 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019, the borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3610929275 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2019, the borrower called to verify loss mitigation options. The
                    [1] Mortgagor Deceased borrower verified interest rate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2004.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2463525681 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6837807209 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 07/XX/2019 The Borrower called made a payment by phone . RFD tenant is not paying
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8204875992 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1792794186 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8964804246 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke with non obligor customer who made a principal only payment in amount
                    property; identified   of $3500.00 and was provided with the confirmation number.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4295487990 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8746200667 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower paid escrow shortage in branch and wants to confirm daughter added to deed.  Call was transferred to customer care specialist.  Borrower also made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2046515560 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/22/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called in regarding insurance.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9389382915 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5023017780 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3979732137 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/15/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1978841585 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/09/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4736343960 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Inquiry Escrow Analysis   Personalized escrow video created for recent escrow
                                           analysis. Copy of video in Secure Message Center for 20 days past analysis date. Encourage customer to watch the video
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1776971113 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The customer spoke to the agent to authenticate themselves and had general account status inquiries.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9133699876 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The last contact with the borrower was on 03/XX/2018 to discuss unclaimed funds letter.  The borrower stated did not received funds that were issued on 08/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1663700264 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to make a promise to pay on 10/XX/2019.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing a payment of $950.00 on 12/XX/2016 that was to be applied to escrow but instead it was applied to principal.  This caused the payment to go up due to escrow shortage.  The payment was reapplied and the issue was noted as resolved on 11/XX/2017.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2435569923 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/16/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5050624049 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8552822331 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3218045893 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke with borrower who called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4862624437 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2390980264 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5459430095 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Comments show borrower neice called regarding modification status of loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8266237272 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  FastPay Request FastPay   Spoke with Customer: XXX. IVR Authenticated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3160126514 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5291037448 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The customer called regarding general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5378587694 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to see if they could make a payment with money order.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5108286102 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2909333403 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3153578705 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The customer confirmed the total of $1267.88 and provided with a confirmation.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5779908061 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The agent updated the borrowers mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5560468920 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4532458706 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower accepted promise to pay 1/XX/18 iao $1167.82.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9716396806 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5813609354 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6596821767 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  An authorized 3rd party called in to make a payment.  Borrower is deceased
                    property; identified   and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2004.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2107597997 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1854070571 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in for the total amount due and made a promise to pay online on 05/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2002.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2002 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6235439618 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1590029770 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called regarding escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2013.  The proof of claim filing date not noted during the review.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2980085889 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The servicer contacted the borrower regarding their payment that was due and the borrower stated that they were using their grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3281039033 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/28/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  On 04/XX/2019, the borrower called with questions about loan modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The subject property is located in an area affected by Hurricane XXX; there is no evidence that the property was damaged by the storm.
5175489323 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in regarding payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2512416660 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with borrower who wanted the customer service number.  Provided number and borrower declined warm transfer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5505230700 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/02/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4731616124 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9879594137 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with the borrower regarding their escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4848240525 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/07/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2775542470 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/15/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9840567702 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Primary borrower advised that secondary borrower was deceased, and that they
                    property; identified   wanted her removed from loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4975743360 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9879569279 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a payment and cited excessive obligations as the reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1811940352 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2955646068 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  BK case, filing and discharge date was not provided in commentary
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5613619775 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower promised to make a payment in the amount of $91.00 on 05/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8282461445 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Spoke with borrower and she accepted a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9758279193 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4037274142 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The customer advised that they will continue with XXX and will shop new
                    [1] Mortgagor Deceased carriers.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7702339747 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/23/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower brought a claim check for water damage that occurred on
                                           12/XX/2018 to be endorsed.  The funds were endorse and released due to the claim being classified as non-monitored and no inspection is required.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2543680130 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Comments show contact with borrower regarding general account info, address updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1027862696 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2465721788 2        [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in regarding a claim check received and stated not enough
                    funds or covered by    funds to complete the repairs.  The borrower was referred back to the insurance company.
                    bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed for wind damage that occurred on 03/XX/2017.  Claim funds in the amount of $4452.82 were received by the borrower but the borrower states is not enough to cover repairs.  The borrower was referred back to the insurance company and the claim check was never received for endorsement.
                                           The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $4,452.82.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3926003790 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  inbound call from borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2896112636 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower had questions about the makeup of the payment and whether it included the late fees. The repayment plan was removed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8148873228 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    - Executor/Heir exists responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed and resolved on 03/XX/2019.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                    [1] Written Dispute -  TITLE ISSUES: There is no evidence of title issues.
                    Servicer responded     PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                    within 60 days and no  ADDITIONAL INFORMATION: N/A
                    further communication
                    from mortgagor
4318974608 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/14/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4542756690 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3255737410 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3950812928 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4078023179 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called regarding claim procedures due to hazard loss claim in
                    [1] Verbal Dispute -   progress.  The borrower could not hear and will call back.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    appears issue is       responded and appears issue is closed.  The borrower was disputing the loan status and why is delinquent.  The borrower was advised the loan is current, but borrower requested a supervisor.  The
                    closed                 borrower was advised that due to the forbearance plan thru 03/XX/2018, the loan may be delinquent and can be brought current or request assistance.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
5082830645 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.  6/XX/2015 SER HAS ENDED THE ISSUE ASSOCIATED WITH THIS LOAN. ISSUE TYPE: BK
                                           CLOSE. COMMENTS: DATE FILED: 02/XX/2015 DATE TERMINATED: 06/XX/2015 DEBTOR DISCHARGED: 06/XX/2015 JOINT DEBTOR DISCHARGED: 06/XX/2015 341 MEETING: 04/XX/2015 DEADLINE FOR OBJECTING TO DISCHARGE:
                                           06/XX/2015 DEADLINE FOR FINANCIAL MGMT. COURSE: 06/XX/2015 .
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8535372877 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Last contact with the borrower stated waiting on retirement check which they get around the 16th of the month. Borrower was advised need to change their ACH payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1151119848 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1330462216 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Customer called to have name changed on loan to "estate of" informed loan is
                    [1] Mortgagor Deceased not assumable.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2018.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Natrual Disaster- Hurricane XXX
4692313382 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with internal party who called to get fax number to update third party
                    property; identified   as estate holder.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2008.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8190020151 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 the borrower called and verified their information. The details of the conversation were not provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXX noted on 11/XX/2017. No damages were reported.
1314159348 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6505275864 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower and advised that we are working on a disaster resolution and should have an update soon.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
8908382782 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2389296870 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The agent spoke with borrower #2 and attempted to transfer the customer to the insurance department when the call was droppped.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  There was a prior ch13 BK that was dismissed on 5/XX/2017
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7834006778 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2017.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Unable to verify if a POC was filed.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6243904210 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4611967791 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7230723001 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in wanting to know if signed agreement was received. The agent verified agreement was received and that the account is going through system maintenance and that next payment is due 06/XX/2018 and can make payment at branch or mail in.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in FEMA disaster area due to Hurricane XXX. Borrower stated no damage to home but had damage to trees and fence.
5859862550 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019, a unsuppression request was made by the customer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6710221720 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1836624900 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in and requested fast pay. No further details provided.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Property is located in a FEMA declared disaster area due to Hurricane XXX declared 09/XX/2017. The claim is a non monitored claim and the claim check was endorsed and released to borrower.
9690954183 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called to discuss the escrow analysis.
                    [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer
                    Servicer responded and responded and appears issue is closed.  Borrower made a verbal payment dispute. The servicer reviewed account and the payment was misapplied to suspense instead of payment. The funds were reapplied
                    appears issue is       correctly to the loan.
                    closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXX noted on 10/XX/2017.  No damages were reported.
5579370517 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/05/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in regarding escrow analysis.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5870102955 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9678031478 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2963251564 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019, the borrower spoke about escrow set up information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8836044322 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1595614783 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019 the borrower called in regarding escrow and shortage spread;
                                           the borrower said that she set-up biweekly eff April 2019. wants to make sure that the amt to draft is based on the new payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2533657259 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8730619289 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in and consented to proceed with interview and made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2008 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4864378136 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5465754575 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower had a change in taxes and wanted to update escrow.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2615409616 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 01/252018 the borrower called to inquire about recast; was advised workout was in progress.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3431546698 2        [2]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/24/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2020.
                    Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in regards to his loss draft claim repairs.
                    insurance claim but    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    unclear who holds      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                    bid                    BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2000.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2000 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  A claim was filed for flood damage that occurred on 03/XX/2018.  Claim funds in the amount of
                                           $8757.67 were endorsed at the branch on 05/XX/2019.  Claim funds in the amount of $3735.90 were received on 05/XX/2019.  The claim was classified as monitored.  The servicer advised on 05/XX/2019 there are two claims and one check has been released for each claim.  The borrower stated did not receive the check for $4120. The borrower was advised on 05/XX/2019, all documents and a 100%
                                           inspection is needed to close the claim.  The borrower noted on 09/XX/2019 is about 66% done with the repairs and will call when complete. The claim remains pending contractor documents and inspection.  The details of the damage were not provided.  The damage repair amount is estimated at $16,613.57.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  No disaster damage was reported.
8597001314 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The co-borrower is unable/unwilling to offer a promise to pay. The co-borrower is interested in mortgage assistance, but could not complete interview and does not have access to website. The representative mailed out initial application package.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5086252992 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower made a promise to pay and stated that his RFD \was due to a curtailment of income.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 09/XX/2017 The property was located in a Fema declared disaster area due to Hurricane XXX. No property damages were reported.
5243590643 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in verifying that payment setup will be deducted. Agent confirmed that this will happen.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3326210513 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2426933022 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1050639341 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a promise to make a payment by 06/XX/2019. The reason for the late payment was due to the grace period.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  (See comments dated 10/XX/2016.)
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5637093327 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The servicer made contact with the borrower and discussed general account information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2667184565 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in payment by phone.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is 07/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17
5964444738 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  inbound call from borrower to process payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4163238336 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6700411142 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Authorized Contact, customer's wife, was spoken to for authorization, send
                                           1098 and February statement via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7773453113 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in and advised she did not need disaster assistance,
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Disaster first mentioned 10/X/17.
4955155278 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  RPP Plan offered 05/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4915395951 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/29/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5835379445 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/26/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                    further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer
                    from mortgagor         responded within 60 days and no further communication from mortgagor.  The borrower was questioning a payment increase. The file was reviewed and the increase was due to escrow.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3191275188 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called regarding  promised to pay $772.18
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2121490897 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called regarding general account questions.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2018.  The proof of claim was filed 06/XX/2015.  Prior bankruptcies: case#XXX chapter 13 filed 2/XX/2011 dismissed 8/XX/2011;
                                           case#XXX chapter 13 filed 9/XX/2011 dismissed 1/X/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9019688171 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Commentary states spoke to borrower regarding the status of the account.
                    further communication  Borrower accepted a promise to pay on the account.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states borrower was disputing the present/previous account status, payment rating and account history. A review was completed and ACDV was processed with update response.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5244108475 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7169885717 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6561491240 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower was contact to collect a payment and the borrower advised that their spouse takes care of the payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4807954299 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/2019 Borrower called in reference to escrow surplus question and requested a payoff quote. Borrower also requested to replace a previous check. The payoff quote was provided and rewrite check disbursement was requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1216205307 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3052788366 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8736399819 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called on 11/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2718455427 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2016.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8067328926 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5502575591 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke to the borrower and confirmed receipt of payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8960140958 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.
                    [2] Payoff has been    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    requested within the   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    last 60 days           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6444463790 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1930862688 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4398855414 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3814350792 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/25/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called on 1/XX/2019 to inquire when tax information will be sent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8734137924 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8951620574 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower removed additional principal until the borrower lets the servicer know they want it updated.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4518317562 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4536518606 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4620254939 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2258812030 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/09/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower requested to have an ach form sent to the mailing address on file.
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7838272009 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9837471424 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/14/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3511975836 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5496089774 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2018 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2011.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2005 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4044191384 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6659547467 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/22/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3448614811 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019 Call was in reference to Refinance inquiry.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5889137828 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2441887045 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2068018017 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7780399335 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower requested not to be called.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2016.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9593580784 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6709694319 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9159870445 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Advised borrower to allow 7-10 days to receive check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3369911854 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5796704354 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  XX Other/Confirmation Payment   Spoke with Customer: XXX. adv allow time for
                                           us to rcv mailed pmt for escrow shortage.   0 N
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2742915876 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in 7/XX/2019 to discuss a possible payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  There is a bankruptcy mentioned in the history.  It has been discharged.  There is no case specific information.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2765023929 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8970553760 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8062060168 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/22/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2625858672 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5493803035 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8712987495 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7347722460 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019, the borrower accepted a promise to pay agreement
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8412668037 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4688621508 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4799437199 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4127248148 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1656125013 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5912948741 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2509366473 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called to setup a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8578378649 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called inbound to make a payment arrangement, borrower promised to
                    [1] Written Dispute -  pay $375.73 on 11/XX/2019.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is PMI dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no  within 60 days and no further communication from mortgagor.  Dispute resolved.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3057061333 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke with customer and IVR authenticated. 8/XX/19  Performing

                                           Spoke with third party at XXX. Manually authenticated payment. 8/XX/19 Performing

                                           Borrower authorized spouse as third party. 8/XX/19  Performing
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2185612869 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower contacted the servicer on 10/XX/2018 to authorize 2 payments, the first in the amount of $740 to be drafted immediately, and the second in the amount of $730.94, to be drafted on 10/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2655244099 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1991040345 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2007.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7574310665 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower accepted pre-qualified offer
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: It appears the property was located in a FEMA disaster due to hurricane 10/XX/18. However, there is no evidence of damage to the property
5062848667 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower made a payment in the amount of $1112.94.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5401751604 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called regarding homeowner insurance stating name is differ from policy than lender website.  The  borrower made a promised to pay in the amount of $1201.75.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  Proof of claim filing date not mentioned during the review.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6673525341 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/25/2019 0
                    As Required            PAY HISTORY: The loan is next due for 04/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The representative spoke with an internal representative to move 265 from principal to satisfy January mortgage payment.
                                           The representative spoke with the borrower to advise of confirmation payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4471750540 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/18/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Last contact with the borrower they promise to pay on 02/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4907251814 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/02/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Customer requested for copy of  documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3848455966 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1943416534 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8189760587 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1100959464 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The customer called in to discuss pending modification documents.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2005.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2005 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6079068059 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1793515053 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4968484418 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2013.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9606940361 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower stated reason for delinquency was due to them being ill, Borrower made a payment of $5,350.68.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8292556040 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower was checking on a payment to the insurance company.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5902704472 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 03/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Per a comment on 10/X/2019, the servicer spoke with the customer but no other
                    property; identified   details were noted.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8387282900 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6316741985 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called in to make a payment and was advised of the information needed to process a phone payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6804314529 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to check their maturity date and speak with a supervisor in regards to a rude customer service agent.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1973147697 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7094056481 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was contacted on 05/XX/2018 and advised the loan was two payments past due. The borrower declined assistance options and scheduled a payment to draft on 05/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3627562495 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/06/2018 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7894086870 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9961197067 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019 Borrower was called in reference to payment due. Borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9993903132 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4565662776 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 Borrower requested payment research. It shows received
                                           06/XX/2019 coupon in the system but the payment did not post. A missing payment search was requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9919286454 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in and will make payment.  Borrower forgot to mail it.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Details unavailable
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3333506613 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Last contact with the borrower they promise to pay on 08/XX/2019. Previously
                    [1] Mortgagor Deceased discussed modification and borrower declined hamp modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2011.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8312798363 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Authorized third party called regarding the status of the account. The
                    property; identified   customer could not offer a promise to pay, but is interested in mortgage assistance.  The reason for default is noted as illness in the borrower's family, not resolved.  Borrower is deceased and
                    and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2011.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1230688703 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with the borrower's son regarding general information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7616555505 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4534537247 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/11/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Third party asked about their insurance coverage in case of death. The agent further communication  advised that they would have to discuss this with their insurance company.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower states that they were exempt and no payment was due.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9895990276 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1084263426 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3545603306 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9115476657 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called and made a promise to pay. Servicing problem noted as the reason for default; resolved.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1364665040 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6296453740 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7140600579 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called on 12/XX/2018 to correct their mailing address in the system.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4809567196 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8647545718 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Commentary states borrower called in regarding changing the placement of the borrower's names on the account due to tax purposes.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9574023669 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower stated their spouse had been ill  and made a payment of $800.00.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXX noted on 12/XX/2017.  No damages were reported.
2269175093 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/09/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4550089643 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2004.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6087017912 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3199851695 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Authorized third party called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4397460442 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/01/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3620364638 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower requested statement for October by mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8375933357 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7930296010 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2496974666 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/30/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9959808502 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1425869342 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke with borrower who made a payment of $381.62
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6060950942 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2018.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9837653328 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  the customer called and promise a payment
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Verbal and the reason is dispute escrow analysis.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  dispute of the escrow analysis resolved
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1863697882 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8138800552 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called on 08/XX/2019 to make a payment.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the funds they sent in not being applied to the account. The issue was reviewed and the borrower was advised the funds were not sufficient to satisfy the July payment so they were placed in suspense.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2018.  The bankruptcy was converted from chapter 13 to a chapter 7 on 07/XX/2018.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2583685257 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8629797141 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1719551583 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called on 11/XX/2018 to confirm their payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9614858692 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5267322204 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3084123243 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6111119253 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9213325983 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7573552783 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower stated simply forgot to submit payment and made promise to pay
                                           $1537.51
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5372177551 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower made a payment  Borrower is deceased and Executor/Heir exists to
                    property; identified   dispose of property; identified and documented.  The date of death is 09/XX/2012.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1569155518 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to request the name to be corrected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6122341309 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  08/XX/2017 Borrower called in reference to inspection letter.  Borrower is
                    [1] Mortgagor Deceased deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2010.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4432661872 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6964939100 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke to borrower and he accepted a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8392478632 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7650956869 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower was advised system maintenance was completed and provided mailing address for future payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6704309838 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2379092948 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/11/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7256420509 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir
                    [1] Mortgagor Deceased exists to dispose of property; identified and documented.  The date of death is 09/XX/2011.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1724271513 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7264686937 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1194112992 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5684773460 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8327597843 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 7/XX/2018, there was a brief call with the borrower to advise the W/O in
                    [1] Mortgagor Deceased process.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2018.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7316242993 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/08/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019 Borrower called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1178518680 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called on 02/XX/2019 to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3733920202 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called on 06/XX/2019 to file a claim for the roof.  Claim funds were sent direct to the borrower.  The servicer was not listed as a payee and the claim was classified as non-monitored and closed with the adjuster's report on 06/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6235519467 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8742438798 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2477400257 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/X/2019, the customer stated they were on their way out and can't talk right now and ended the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5655521994 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On 12/XX/2017  the borrower was called and accepted a promise to pay for
                                           $494.15 on 12/XX/2017
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2862266543 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Spoke to the borrower who stated they had forgotten to mail their payment.
                    further communication  The borrower made a promise to pay.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting was disputed. Credit reporting was updated.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3525405473 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
8622626586 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to dispute a late payment. The funds were misapplied.
                                           Service rep had funds reversed and reapplied to the correct billing within the same account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3401094699 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower scheduled a payment by phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3613919451 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 Borrower was called in reference to account. Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5187625208 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6427205444 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2404011649 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The third party initiated a promise to pay.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 11/XX/2018 due to Hurricane XXX. On
                                           12/XX/2018 the borrower stated the property did not suffer major damage and no claim was filed. Comments do not reflect details of the damage or repair status.  Property repairs have not started.
                                           The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and XXX noted on 11/XX/2018.
9209236837 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5295870656 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3739014224 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  spoke to the customer who refused to commit to a promise and refuses assistance offered
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3239535438 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On 12/X/2017, the borrower wanted to know if the servicer would assist with the mortgage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2130914743 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Commentary states borrower called in regarding the end of the year interest paid. Borrower was provided with the information via email.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6038603952 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2014.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9465290039 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/15/2018 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3293535698 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/25/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4676513301 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower advised the RFD is resolved and accepted the 1 month payment plan offer.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1802276960 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3913778095 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/28/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6742998109 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3126558691 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8069710149 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called with questions about the modification package.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8241617518 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke to borrower and went over escrow shortage
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7881758853 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to confirm a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6814613750 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8213266550 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/28/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower two called in to check general status on the account, however the call was interrupted due to other.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1385559096 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  the borrower called and stated that he is no longer required to send in the tax bill
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5473093546 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in to request an escrow analysis.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9155284732 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/11/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8580844304 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  On 08/XX/2019 The borrower was contacted made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2227448676 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8935510239 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/29/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4647448910 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4158932211 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer stated reason for default was bankruptcy. Customer consented to proceed with interview. The customer scheduled a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Previous discharged bankruptcy noted in the file, most recently on 9/XX/2018. No specific filing date, chapter or discharged date provided in the commentary.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7082329400 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7599165054 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9067860023 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Customer was contacted to obtain miscellaneous insurance policy information.
                                           Customer was going through a mortgage payment adjustment and wanted to verify if they could change insurance carriers.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/XX/2017,  FEMA Declared disaster due to Hurricane XXX. No damage noted.
1730145274 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3911357843 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Spoke with the customer to provide year end statement.
                    [1] Delinquent Taxes - EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Delinquent taxes, but  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    not tax sale           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5607569150 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Authorized third party called and was provided the contact information for
                    [1] Mortgagor Deceased their insurance carrier.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2007.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4776575607 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/26/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 12/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke to authorized 3rd party to dispute escrow analysis review.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2000.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1554227851 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with borrower one who advised that a payment was made via the IVR on
                                           2/15. Advised the borrower that no payment has been processed. The borrower accepted a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4434728143 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5164409243 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Comments show borrower contact regarding loan status and payments. Servicer
                    unresolved and no      discussed forbearance plan with borrower and advised them to follow agreement they received.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [3] MI Not Being Paid  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    As Required            LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 11/XX/2017 due to Hurricane XXX.  Damage was noted to the roof.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is
                                           UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 11/XX/2017.
2421148347 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a promise to pay on 02/XX/2019.
                    unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/XX/2017 due to Hurricane XXX.  Damage was noted to the roof. The borrower stated on 10/XX/2017 still has repairs.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
8859824869 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Comments show borrower called requesting to have spouses name removed off
                    property; identified   loan due to death.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/1995.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7185309228 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last contacts with borrower were when they were having difficult time with excessive obligations but have not been delinquent and no further contact since 6/XX/2018
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3141622692 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called to make a payment on loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The comments on 11/XX/2018 indicated the property was located in a FEMA disaster zone for a hurricane on 09/XX/2018.
7413826777 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1827291101 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in about letter they received for unclaimed funds  Borrower
                    property; identified   is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2014.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2528260457 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to natural disaster noted on 09/XX/2017.  No damages were reported.
8562034786 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9606543911 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/01/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2012.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1119578298 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower stated they are at the branch to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9793341913 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Spoke to Borrower and they made a payment in the amount of $648.65 and another payment on 03/XX/19.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
2072221078 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir
                    [1] Mortgagor Deceased exists to dispose of property; identified and documented.  The date of death is 06/XX/2018.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9390772118 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The agent advised that they sent their statement via email and provided their password.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5930595137 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/29/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to make a payment and request a payoff quote.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 10/XX/2017.
2268284272 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8693353698 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/29/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is disputes delinquency date.  The dispute is resolved and the status indicates
                                           Servicer responded and appears issue is closed.  Borrower called in to dispute date of first delinquency. Investigation performed based on dispute code. Relevant Information and attachments reviewed if supplied No DOFD reported since account status is Current. Verified that account status is correctly reporting as Current.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 01/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6403383090 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Comment show servicer made contact with borrower but borrower didn't speak english and disconnected the call.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9600607449 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4211040141 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Talk to borrower advised final mod docs were sent borrower states not sure if received it but will check.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5579816641 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/22/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir
                    property; identified   exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1477148262 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4352953949 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Contact was established with an authorized third party on 12/XX/2017. The
                    [1] Verbal Dispute -   third party requested a copy of the loan history for refinance purposes.
                    Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    appears issue is       responded and appears issue is closed.  The borrower called on 10/XX/2017 with a credit dispute stating the loan was not reporting to one of the credit agencies. A amendment was submitted to have
                    closed                 the loan reporting to the third credit agency. There was no further mention of a dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7233091115 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7944016983 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The customer called to make a principal payment only.  Borrower is deceased
                    property; identified   and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5140354455 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower accepted a ptp 1 cure plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3779829066 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Contact was established with the borrower on 04/XX/2018 regarding their auto drat information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6246692993 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/22/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called to make a promised to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6790517756 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  12/XX/2019 spoke to borrower about payment and payoff request
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1941507121 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4748844228 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3440475935 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called to make a payment on loan
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4289930318 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2241844832 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to verify the escrow shortage.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3245146896 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9844940584 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/03/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4383811207 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/29/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower made a payment on loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5384612059 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2683810125 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to discuss the extension and the next payment due.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX noted on 01/XX/2019.  No damage was reported.
3282465946 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5538402262 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5026418105 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The servicer discussed escrow and tax related issues with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  See comments dated 05/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2026319463 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2712938978 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3259712958 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The spouse called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3852600097 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3272179308 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/07/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3355852416 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5260599113 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower inquired about duplicate payment and was advised a refund was received from AAA on 8/XX/2019.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4271686264 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5386549703 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8769791650 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7657002065 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2019.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2019 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2019.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4137147461 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/10/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to confirm the payment due date.
                    closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing a loss mitigation issue.  The issue was resolved.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2013.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.  No damage was reported.
1349809917 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/13/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6600001484 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8667985599 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2874911524 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4082340791 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke to borrower, confirmed payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3398805446 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3178929570 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  un authorized 3rd party stated that the customer no longer owns the phone to this number and asked to remove the number from the caller database
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3130635488 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4640028370 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Comments show contact from third party to confirm payment had been received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2817568114 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7972593766 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/31/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  A payoff was requested.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3480218390 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9950656317 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  spoke to borrower to process payment via phone
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6155318614 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Comments show contact with borrower regarding escrow analysis.  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2011.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5916065539 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9324714260 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4945488555 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3589474968 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/20/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Comments show borrower contact regarding escrow shortage and payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6797562700 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/19/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 12/XX/2019.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The authorized third party was advised of no sale date.  The third party
                    property; identified   contested that this should not have occurred.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Appears issue is resolved.
                    [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                    Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                    appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    closed                 LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3118722166 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6397774335 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019 Borrower wanted to confirm if Insurance renewal was received.
                                           Borrower was advised the updated information was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9911339267 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/06/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2816332506 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1982662061 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/04/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2598825592 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8512893201 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower 2 called in payment for $701.70 for 2/X/2018 reason for delinquency other.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1969459469 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/29/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8254959935 2        [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2020.
                    but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
                    funds or covered by    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    bid                    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The third party reported water damage on 05/XX/2018.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  A claim was filed for unspecified damage that occurred on 02/XX/2019.  A notification from the insurance company states claim funds in the amount of $19842.52 were sent to the borrower on 05/XX/2019. On 09/XX/2019 an inspection was ordered.  The details of the damage and status of repairs were not provided and there is no evidence of the funds being received.  The damage repair amount is estimated at $24,390.84.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3758823928 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6087799983 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6006872912 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/23/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke to Borrower and mailed they a copy of their 1098 for 2015 to 2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9857161661 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2013.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9033493740 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/09/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The servicer spoke to the borrower who made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7067045928 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1609538785 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke to Borrower and they promised to make a payment in the amount of
                                           $425.71 on 08/XX/18.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7574087842 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9174882255 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8063756809 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/27/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer XXX called in on 12/XX/2019 and set up a Fast Pay payment of
                    property; identified   $1324.43. to process on 12/XX/2019. The servicing agent verified her current phone number and address.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and
                    and documented         documented.  The date of death is 12/XX/2014.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7513845328 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/21/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8810477327 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/31/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5768025988 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer was contacted about their general account balance. They stated
                                           pending payment online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1581090795 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3997703207 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1135415592 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1630443638 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6733332040 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Talk to borrower discussed welcome letter when the loan was acquired.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2169848298 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/26/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9843754217 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower accepted a promised to pay cure.
                    [2] Damaged Interior - EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Active insurance claim REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    but unclear who holds  FORECLOSURE: No evidence of current foreclosure activity.
                    funds or covered by    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    bid                    LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for smoke damage that occurred on 11/XX/2017.  Claim funds in the amount of $2316.47 were endorse and released on 03/XX/2018. The borrower called in about a claim for smoke damage on 05/XX/2019.  The borrower stated can get fined if the claim is not approved and was directed to the insurance company for further information.  Unspecified insurance claim documents were received on 05/XX/2019.  The details of the damage and status of repairs were not provided.
                                           The damage repair amount is estimated at $2,316.47.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A loss draft check in the amount of $2,316.47 was issued on 03/XX/2018 to the borrower for smoke damage dated 11/XX/2017.
2770280778 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The last contact with the borrower was on 08/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9490802374 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019, the borrower made a promise to make the December, 2019 payment.  The promise to pay was kept.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2961108983 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/20/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Customer gave verbal authorization to add dauther as authorized party.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8000859510 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to update insurance policy on loan  Borrower is deceased
                    property; identified   and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2002.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5869599070 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9844266076 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3182622864 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower request to close the process for the escrow surplus check analysis further communication  and requested their year end figures. Comment dated 03/XX/2019 borrower called to schedule payment.
                    from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute was responded to on 10/XX/2019.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2003.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  Case terminated on 03/XX/2008.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1152753314 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/30/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower inquired about copy of check from 07/XX/2017 - 07/XX/2018 and provided new email address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1535747132 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7028723826 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  02/XX/2017 borrower called to inquire about escrow surplus, deposited back to bank account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9692513660 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7896078069 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/30/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  spoke with 3rd party to advise loan servicer of borrower's death  Borrower is
                    property; identified   deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2520242598 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower requested policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4953310015 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4662121697 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The customer called and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9461162006 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called and inquired about payment application.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5447565206 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1266483035 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2328272567 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  11-13-19 customer is inquiry about payoff
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2176611887 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called on 11/XX/2018 to discuss the fast pay process.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6409303700 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9443090567 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/09/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was advised on the due date and the call was shortly interrupted.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7195942836 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower requested property address be updated.  Borrower is deceased and
                    [1] Mortgagor Deceased Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2014.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3683379154 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2903390875 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8331826840 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6662432766 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Associate spoke with borrower in regards to their escrow analysis. Associate contacted borrower on 04/XX/2019 to advised check stopped, applied to escrow and no refund from XXX as yet. Borrower stated they applied the refund from Allstate to escrow and will call mortgage department to schedule payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9973305372 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called on 12/XX/2018 and made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6223323975 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  11/XX/2019 spoke with borower and updated and confirmed home owner insurance policy information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6028578973 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to make a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2267590382 3        [3]                    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/21/2019 0
                    Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
                    Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in regarding the general status of the loan.  Borrower is
                    unresolved and no      deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2019.
                    indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                    [2]                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    Damaged/Occupied/FEMA  LITIGATION: There is no evidence of litigation on the file.
                    Zone - Active          TITLE ISSUES: There is no evidence of title issues.
                    insurance claim but    PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXX.  The borrower needed
                    unclear who holds      to replace windows.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  A claim was filed for water damage that occurred on
                    funds or covered by    11/XX/2015.  A contractor hit a water line causing water and mold damage. Claim funds in the amount of $1641.65 were endorse and released at the branch on 06/XX/2019. Additional funds in the amount
                    bid                    of $9000 were endorse and released at the branch on 12/XX/2016.  The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on 07/XX/2018 with a 0%
                                           result.  The details of the damage and status of repairs were not provided and the claim was closed on 07/XX/2018.  The damage repair amount is estimated at $10,461.65.  Property repair is in
                    [2] Environmental      process.  The property condition is UTD.  The current occupancy status is owner occupied.
                    Damaged Interior -     ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on 09/XX/2017.
                    Active insurance claim
                    but unclear who holds
                    funds or covered by
                    bid

                    [1] Mortgagor Deceased
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
9665435319 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 07/XX/2019 the borrower updated their auto draft information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7917797111 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2014.  The proof of claim was filed 02/XX/2014.  ORDER GRANTING MOTION TO DISMISS CASE FOR FAILURE TO MAKE PLAN PAYMENTS
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1822712084 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Spoke with borrower and waived late charge.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7122418844 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower went over the final modification documents sent on 08/16 and discussed their return.  The agent advised that the borrower had completed the trial plan ahead of schedule and is not required to make the 09/XX/2018 payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Commentary dated 10/XX/2018 reflects that the property was located in a FEMA natural disaster area due to Hurricane XXX.  No property damage was cited.
3940243646 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/12/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6860077812 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower for general information on loan  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3910397572 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/28/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1952311854 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called in to confirm their payment was pending.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5764475184 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3641721091 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The Borrower's last contact  was an inbound call on 06/XX/2019. The Borrower wanted a confirmation of payment; call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent
                                           bankruptcy status is not available in the information provided.  Other Remediation   Account impacted by the HL123 - Historical Bankruptcy Suppression Scenario 3. Please see FSD for more information
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9299117669 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/10/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 03/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2016.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5805881989 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2278725040 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in regarding escrow analysis. Agent advised accordingly.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7432938694 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/26/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to schedule payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5214044892 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/27/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1301272817 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8568306693 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8774397895 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 06/XX/2019 the borrower discussed obtaining proof from the local branch
                    closed                 the missing payment was applied to the account.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 03/XX/2019 to file a payment dispute stating their relative went to a local branch and made a payment that never posted to the account.
                                           The borrower advised this caused the account to fall delinquent affecting their credit score. The borrower was informed on 06/XX/2019 the missing payment was located and applied to the account. A credit amendment was issued at that time to remove the delinquent reporting caused by the missing payment.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3839466663 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4798611674 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to confirm payment was received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5790935271 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/02/2020 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  10/XX/2019: spoke to borrower about processing a payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6169253971 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9341857959 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in for general information in regards to loan.  Borrower
                    property; identified   is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2011.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2583680703 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/07/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9723333216 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/24/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8880794794 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/26/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6871722543 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/15/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to inquire about statement they received regarding payment increase due to previous bankruptcy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9750160700 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2695618302 1        [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                    Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2020.
                    appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The Borrower's last contact  was an inbound call on 08/XX/2019. The Borrower
                    closed                 made a same day Promise to Pay "PTP" via FastPay.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  ON 06/XX/2018, the Borrower called in to dispute the payment. A Promise To Pay "PTP" in the amount of $793.39 to be drafted on 06/XX/2018 and another payment in the amount of  $778.39 to be drafted on 07/XX/2018.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6099928306 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 05/29/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7126646153 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2102850396 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called in requesting information on assumption/ refinance and call was transferred to correct department.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9645106796 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/19/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with authorized third party regarding reinstatement funds received.
                    property; identified   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9689432645 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On 8/XX/2017 the borrower inquired about escrow information.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4283184622 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  As of 01/XX/2014, I. Refer to Bankruptcy Dept. for release of information waiver before discussing reason for denial. No Letter Sent.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9747305585 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/28/2019 0
                                           PAY HISTORY: The loan is next due for 08/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4541914728 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to confirm the account status was current.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Email sent per-disaster for Hurricane XXX noted on 04/XX/2019. No FEMA notations.
7574171797 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/17/2018 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5988133796 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/21/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5418783806 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019 Borrower called to make a payment.  Borrower is deceased and
                    property; identified   Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2015.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6231460993 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower setup a promise to pay with agent over the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3102503764 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9464095878 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
9882525429 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1657507641 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower tells agent that they will pay whatever they can and then call was disconnected.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4705042301 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/02/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to confirm receipt of the August and September payments;
                                           payments confirmed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9663516994 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3101375812 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3541640768 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2400176642 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/21/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  On 10/XX/2019 Authorized third party called to update mailing address.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7184966330 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/19/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke to borrower, general account information and updated account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5287821824 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/18/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to obtain interest paid for the year.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7421170455 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was advised that their check hadn't been received ,and they
                    property; identified   stated that they will cancel the check and process the payment online instead.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                    and documented         unknown.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3797713367 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4863900207 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with third party who explained the situation between herself and
                    property; identified   customer's brother.  Third party called because she received a letter in reference to a complaint her brother filed and we addressed it in the letter.  Advised her everything is the same as it was
                    and documented         before and we will not do anything with the account and would let the courts handle the dispute.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                           The date of death is unknown.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    Servicer responded     responded within 60 days and no further communication from mortgagor.  Credit bureau updated to show borrower deceased.
                    within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    further communication  FORECLOSURE: No evidence of current foreclosure activity.
                    from mortgagor         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3352999291 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/07/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2018.
                    [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                    property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    and documented         LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7174158170 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/13/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8866397757 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/13/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in regards to servicer receiving claim check and the
                    [1] Written Dispute -  process.   The claim funds were endorse and released on 06/XX/2019 due to claim being classified as non-monitored and no inspection was required.
                    Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer within 60 days and no  responded within 60 days and no further communication from mortgagor.  The borrower was disputing the payment increase.  The borrower paid the escrow shortage and the payment should've remained the further communication  same.  A response was sent the same day stating the account was reviewed and updated.  The corrected payment would be reflected for the 09/XX/2019 payment.
                    from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9223351407 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 06/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4466784088 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7644693564 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to request the late fee be waived
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6176308713 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
1834635724 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower's spouse passed away and they continued to make payments. The
                    property; identified   loan is current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2018.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7210632594 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/10/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to inquire about the preferred insurance policy.  They were upset due to the paper work being sent in for quotes and never getting a response back.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1380766733 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 27, 2019, the servicer spoke with the borrower and set up payment amounts and options. The account is currently performing.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6652710188 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3708539713 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/19/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2956699560 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On 01/XX/2017 the borrower requested a copy of their 2016 end of the year tax statement.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9166529626 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.  The last payment was received on 09/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called asking to update her name on account and was advised to send in the documentation to support the request.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2670702806 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  01/302019 borrower made a payment of $940.42.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8497358579 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/09/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2478960941 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5204512629 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4264508727 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower is current. Last contact was on March XX, 2019, to change the email address on file.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2411240007 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The Borrower's last contact  was an inbound call on 04/162019. The Borrower attempted to make the April payment online and the system kept going down. The Servicer informed the payment already reflected in the System Of Record "SOR".
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8273763287 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called to make a promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1824981578 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  spoke with borrower and he accepted a payment plan.  Borrower made a promise
                    property; identified   to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2017.
                    and documented         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  It appears dispute is resolved.
                    [1] Written Dispute -  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    Servicer responded     FORECLOSURE: No evidence of current foreclosure activity.
                    within 60 days and no  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    further communication  LITIGATION: There is no evidence of litigation on the file.
                    from mortgagor         TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
3113457907 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 01/07/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  On 04072017, spoke to borrower who stated does not need Mortgage assistance,
                    property; identified   will opt out.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2011.
                    and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6709014622 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9744894023 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/04/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3813958412 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3684211873 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called and advised he will make his 7/X/19 payment on tomorrow.
                                           Borrower also wanted to know if he can remove his mom's name from the loan.  Advised borrower he would need to refinance to remove his mom's name.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4548739598 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in to discuss homeowner insurance
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5200507915 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/25/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower accepted a payment plan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
5944614961 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/10/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower contacted servicer to follow up with regarding misapplied payment. The servicer advised the payment was re-applied as requested. No further questions or concerns.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/XX/2017; Hurricane XXX. No indication of damages noted.
6640255753 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9926143281 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4985148110 1        [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/27/2019 0
                    Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2020.
                    within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Associate contacted borrower to inform response was sent on 05/XX/2018 and further communication  informed borrower to remove the co borrower they would either need to refinance or assume the loan. Borrower contact on 11/XX/2019, borrower has not received any statements in months, statements are
                    from mortgagor         scheduled to generate around the 8th of each month, please allow 10 days to receive.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower dispute payment increase citing they paid what was on the escrow statement with the effective date of 08/XX/2018 in the amount of $405.91 and now the payment is $417.97. Research results shows the payment did not increase due to escrow but to interest rate increase.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
7431784110 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5683755765 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/12/2019 0
                                           PAY HISTORY: The loan is next due for 12/XX/2019.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2885903562 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/09/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  An authorized third party called in requesting additional claim information.
                                           The third party requested the inspection results letter and was advised to have the homeowner call in due to the claim is closed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for fire damage that occurred on 07/XX/2017.  The claim was closed with all funds released and a 100% inspection dated 10/XX/2018.
2020149483 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower authenticated with agent on an outbound call and then hung up the phone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2299926296 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9193320819 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/20/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The loan is performing and customer is making regular payments.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4530009701 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3511036656 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2462226679 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/26/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 17, 2019, the servicer spoke with the borrower and took a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9029212547 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 09/25/2019 Bankruptcy
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On 11/XX/2018 Borrower called to confirm Bankruptcy number.
                    [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    Bankruptcy             REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  08/XX/2019 Commentary shows Bankruptcy activity.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
4422842515 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9816144942 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/31/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3736439143 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/03/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1491730772 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower's daughter called and advised the borrower is deceased. The
                    [1] Mortgagor Deceased daughter is the executor and has power of attorney.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2018.
                    - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                    and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6753961866 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/13/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3316779434 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/17/2019 0
                                           PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3639509525 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
2821996613 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/05/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8822686006 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/22/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1946781625 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/02/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5760737214 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/23/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower accepted promise to pay of $146.01 and RFD was excessive obligations.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9937915588 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4342363088 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
8632422916 2        [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/23/2019 0
                    requested within the   PAY HISTORY: The loan is next due for 01/XX/2020.
                    last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The co borrower was advised that their loan has been satisfied and will be released once the loan shows pif.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4426003903 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5432455605 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/16/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4666369805 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
3440814965 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/13/2019 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2020.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2006.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2412756261 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/17/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in requesting information on insurance policy. Agent provided borrower with information requested.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1372322133 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5954744644 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/09/2018 0
                    As Required            PAY HISTORY: The loan is next due for 02/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: N/A
7591555793 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/05/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  On 01/XX/2014, the last contact was an inbound call from the Borrower to the Bankruptcy Department. The Borrower stated the property was a rental  and accepts an alternative modification . The Servicer informed to contact the Bankruptcy attorney. to get a letter of authorization to make outbound calls.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                           ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to  Hurricane XXX  09/XX/2019.
3059065305 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/30/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower made a promise to pay
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: 12/XX/2017 - FEMA Disaster Hurricane XXX, No damage noted
6996465951 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 07/24/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 3/XX/2019 the Borrower called to make a payment.
                    [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer
                    Servicer responded     responded within 60 days and no further communication from mortgagor.  On 1/XX/2019 the Servicer received a written dispute regarding the account reporting. The Servicer confirmed the information within 60 days and no  was reported correctly.
                    further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                    from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6447551475 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 12/31/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in to making a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5559951287 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to make a payment. Curtailment of income noted as the reason for default.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9190703072 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2655040060 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    12/31/2019 10/11/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT:
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  Unable to locate bk information in comments.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
6420115694 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 03/22/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3920921249 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/08/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to request documents on account.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6747043680 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4001264273 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 02/19/2019 0
                    As Required            PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2024841519 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 08/17/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4993211324 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 09/06/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
8377640396 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 10/14/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called on 11/XX/2018 requesting a payoff quote good through
                                           11/XX/2018.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2618312712 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 11/15/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in and made payment towards escrow shortage.

                                           9/XX/2016: Borrower called in to inquire about letter requesting action be taken in regards to address discrepancy.  Borrower was advised of cancellation that servicer received from insurance company.  Borrower stated wasn't aware of cancellation and would contact insurance company.
                                           2/XX/2017: Borrower called in, but no comments on what was discussed.
                                           6/XX/2018: Borrower called in to make a payment.
                                           8/XX/2018: Borrower called in to make a payment.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5521173488 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2019 04/11/2019 0
                                           PAY HISTORY: The loan is next due for 01/XX/2020.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was contacted on 03/XX/2018 at which time they stated their payment was made that day.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8882868218 3        [3] Pay History -      LOAN STATUS: The current loan status is Performing.                                                                                                                                                    02/28/2019 02/12/2019 0
                    Incomplete - Missing:  PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
                    Incomplete - Missing   BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The authorized third party stated that they will make a payment by
                    03/01/2016 -           02/XX/2019.
                    02/05/2017             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2018.  A motion for relief was filed 03/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4676273409 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    02/28/2019 09/25/2018 0
                                           PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to speak with a supervisor regarding payment in January that misapplied to a different loan.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  08/XX/2017 BK bar discharged date 05/XX/2017
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8714751695 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    02/28/2019 03/05/2019 Bankruptcy
                    Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called in to discuss general questions regarding the current loss draft and loss draft file has been closed.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 11/XX/2017.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6137718570 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    02/28/2019 03/15/2019 0
                                           PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower said the payment of $120.26 was put in the wrong account . Task was sent to have funds taken from this account and put in correct account
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2148901802 3        [3] Collection         LOAN STATUS: The current loan status is Delinquent.                                                                                                                                                    02/28/2019 03/18/2019 30
                    Comments - Incomplete  PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
                    -: Missing 03/01/2016  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower explained that there has been a slow down in their business.
                    - 11/30/2016           They are not currently interested in loss mitigation.
                                           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer
                    [3] Pay History -      responded and issue open with active efforts to resolve.  The loan was showing active bankruptcy and the credit reporting was incorrect. The last comment of 01/XX/2019 indicates that research is
                    Incomplete - Missing:  still being performed and the issue remains active.
                    Incomplete - Missing   REASON FOR DEFAULT: The reason for default is curtailment of income.
                    03/01/2016 -           FORECLOSURE: No evidence of current foreclosure activity.
                    03/28/2017             BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                    [2] Currently          TITLE ISSUES: There is no evidence of title issues.
                    Delinquent Mortgage    PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
                    [2] Verbal Dispute -
                    Servicer responded and
                    issue open with active
                    efforts to resolve
1843447594 3        [3] Collection         LOAN STATUS: The current loan status is Delinquent.                                                                                                                                                    02/28/2019 03/18/2019 30
                    Comments - Incomplete  PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
                    -: Missing 03/01/2016  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a promise to pay $1141.36 via cashiers check.  Borrower is
                    - 11/01/2016           deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    [3] Pay History -      REASON FOR DEFAULT: The reason for default is death of mortgagor.
                    Incomplete - Missing:  FORECLOSURE: No evidence of current foreclosure activity.
                    Incomplete - Missing   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                    03/01/2016 -           LITIGATION: There is no evidence of litigation on the file.
                    02/06/2017             TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                    [1] Mortgagor Deceased ADDITIONAL INFORMATION: N/A
                    - Executor/Heir exists
                    to dispose of
                    property; identified
                    and documented
7646074829 2        [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                                                                                                    02/28/2019 03/15/2019 30
                    Delinquent Mortgage    PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The co-borrower called in and made a promise to pay November payment in amount $2251.38 at branch on 01/XX/2018 and the December payment in amount of $2251.38 on 01/XX/2018. The borrower could not provide a date for the January 2019 payment and stated that default is due to borrower is a pastor and cash flow has been slow. The agent advised of loss mitigation and the borrower is interested and discussed repayment plan, forbearance, modification, deed in lieu and short sale options.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is curtailment of income.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4828906789 2        [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                                                                                                    02/28/2019 03/08/2019 30
                    Delinquent Mortgage    PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to see if insurance documents sent were received.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
5869067200 3        [3] Pay History -      LOAN STATUS: The current loan status is Delinquent.                                                                                                                                                    02/28/2019 03/15/2019 60
                    Incomplete - Missing:  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                    Incomplete - Missing   BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke to co-borrower who made no promise to pay, but stated borrower was
                    03/01/2016 -           unemployed for 3 months, but is now back to work.
                    08/24/2016             EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The reason for default is curtailment of income.
                    [2] Currently          FORECLOSURE: No evidence of current foreclosure activity.
                    Delinquent Mortgage    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8416342080 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2019 06/24/2019 0
                                           PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called for general account information
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           ADDITIONAL INFORMATION: N/A
9268746072 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2019 06/30/2019 0
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borr called requesting his payment ACH be cancelled because of the servicing transfer.  Advised the ACH information was transferred with file.  Borrower stated OK and it was left alone.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2019.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2017.  The proof of claim was filed 11/XX/2015.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9202723529 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2019 03/31/2019 0
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The servicer discussed modification and repayment plan not approved due to deficit.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
1400943685 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2019 03/31/2019 0
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in with questions about making payments via ACH.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 01/XX/2018.  Claim funds in the amount of $5393.63 were endorse and released to the borrower on 03/XX/2018. The claim was closed on on 03/XX/2018 due to being non-monitored.
4849331785 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2019 06/28/2019 0
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called trying to get 2017 tax docs which cannot get online.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                           ADDITIONAL INFORMATION: N/A
4705942160 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2019 06/20/2019 0
                                           PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower wanted to know payment information; servicer reviewed loan account. Borrower also updated home and cell phone numbers. No further questions or concerns.
                                           05/XX/2019 - Borrower called to make partial payment to complete May's payment
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/2017; Hurricane XXX - claim has paid out, repairs completed at 100% and claim closed 08/XX/2018.
8305097164 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    12/31/2018 09/15/2018 0
                                           PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Most recent conversation with borrower is borrower requesting statements for
                                           January to June 2017.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
9881388624 2        [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                                                                                                    07/31/2018 08/27/2018 30
                    Delinquent Mortgage    PAY HISTORY:
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                           ADDITIONAL INFORMATION: No keyword hits.
5136568231 3        [3] Borrower(s)        LOAN STATUS: The current loan status is Foreclosure.                                                                                                                                                   07/31/2018 08/27/2018 Foreclosure
                    represented by         PAY HISTORY:
                    counsel.               BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 -- borrower called -- reviewed program options available to them.
                                           REASON FOR DEFAULT: The reason for default is curtailment of income.
                    [3] Loan is in         FORECLOSURE: The file was referred to foreclosure on 06/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
                    Foreclosure            Attorney ... XXX
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY: The recommended exit strategy is Modification.
                                           ADDITIONAL INFORMATION: Reviewed keywords ... boarded 04/XX/2018, CFPB 08/XX/2018, flood 05/XX/2018, Hurricane (XXX) 11/XX/2012, appeal 08/XX/2018.  The necessary fields in XXX have been updated if applicable.
3744925019 2        [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                                                                                                    07/31/2018 08/12/2018 Bankruptcy
                    Bankruptcy             PAY HISTORY:
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                           ADDITIONAL INFORMATION: Keyword search did not yield results with material material impact.
5311833763 2        [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                                                                                                    07/31/2018 07/31/2018 60
                    Delinquent Mortgage    PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised that the file is in underwriting for a loan modification.
                                           REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: The loan is currently in an active trial to modification plan.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY: The recommended exit strategy is Modification.
                                           ADDITIONAL INFORMATION: Reviewed keywords   no true hits.
7358132940 2        [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                                                                                                    07/31/2018 08/28/2018 90
                    Delinquent Mortgage    PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower made a promise to pay in the amount of $903.22 effective 03/XX/2018.
                                           Servicer advised of short and long term assistance options.  Borrower stated has already attempted assistance and was denied.
                                           REASON FOR DEFAULT: The reason for default is curtailment of income.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
                                           ADDITIONAL INFORMATION: boarded - Loan was an internal transfer that boarded to iSeries on 02/XX/2018 flood - Acceptable Evidence of Flood Insurance Received
4054984884 2        [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                                                                                                    07/31/2018 08/17/2018 60
                    Delinquent Mortgage    PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to make a payment and advised reason for default as having issues with the mail.
                                           REASON FOR DEFAULT: The reason for default is other.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           EXIT STRATEGY: The recommended exit strategy is Modification.
                                           ADDITIONAL INFORMATION: The loan is currently 60 days delinquent.
1117910597 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2018 05/27/2018 0
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
2509161163 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2018 04/02/2018 0
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
7216503454 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2018 06/20/2018 0
                    As Required            PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
1387105937 1        [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2018 06/19/2018 0
                    - Executor/Heir exists PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                    to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2015.
                    property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                    and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: Notes indicate that death certificate was received for Mr. with a date of death: 03/XX/2015. Mrs. is still living and resides at the property.
1573616624 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2018 04/19/2018 0
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make promise to pay via mail.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
7092314708 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2018 05/21/2018 0
                                           PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
3981030908 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2018 06/28/2018 0
                                           PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
5484502111 2        [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2018 03/17/2018 0
                    located in a FEMA      PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                    disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to have interest paid letter emailed to them.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: Property was in FEMA disaster area (hurricane) 09/2017, no evidence of damage.
8259724071 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2018 12/20/2017 0
                                           PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower scheduled two payments for 01/XX/2016 and 01/XX/2016.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
4287455747 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2018 06/30/2018 0
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Called and spoke with borrower regarding the Final Modification Documents.
                                           Borrower stated they received the documents and will have them notarized.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: The loan was modified on 05/XX/2016.
7280740361 3        [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2018 07/02/2018 0
                    As Required            PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
                                           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
2205634397 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2018 01/09/2018 0
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On 2/XX/2017 an unauthorized third party called to say they wanted to keep own homeowners insurance instead of lender forced insurance carrier. Servicer said the customer would have to provide proof of paying for own insurance before Servicer would cancel policy.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           ADDITIONAL INFORMATION: N/A
6374998367 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    06/30/2018 03/27/2018 0
                                           PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower called regarding additional documents. Borrower explained spouse business is slow and is causing them to get behind.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
8108201170 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    01/31/2018 02/21/2017 0
                                           PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The servicer called and spoke with the borrower and read the inactive bankruptcy disclosure and the borrower consented to proceed with the call. The borrower verified that the property is owner occupied and intent is to keep. The borrower was advised of the total amount due and and made a promise to pay $3148.15 on 06/XX/2017. The agent advised borrower of the late charges and the borrower was not happy about hearing the amount of the late charges and ended the call after making the promise to pay.
                                           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The borrower was read the inactive bankruptcy disclosure on 06/XX/2016. However, details of the bankruptcy were not provided in comments available.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                           ADDITIONAL INFORMATION: N/A
6733551043 3        [3] There is evidence  LOAN STATUS: The current loan status is Performing.                                                                                                                                                    09/01/2016 10/27/2016 0
                    of property damage.    PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called regarding claim over $36,000. Borrower advised to send in endorsed check, insurance adjusters report, contractor estimate, proof of license with liability insurance, or if borrower is doing the work himself, a letter and receipts for supplies and an estimate.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Water Damage, flood but no details provided  The damage repair amount is estimated at $36,000.00.
                                           Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: N/A
2367752621 1                               LOAN STATUS: The current loan status is Performing.                                                                                                                                                    07/31/2016 08/10/2016 0
                                           PAY HISTORY:
                                           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower opted out of the modification review on 06/XX/2016.  The payment change in 05/2016 due to an escrow shortage was discussed.  The homeowner will send in the reaffirmation for a Chapter 7 Bankruptcy.
                                           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                           FORECLOSURE: No evidence of current foreclosure activity.
                                           BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  The borrower stated on 06/XX/2016 that would send the reaffirmation document.
                                           MODIFICATION: There is no evidence of current or prior modification.
                                           LITIGATION: There is no evidence of litigation on the file.
                                           TITLE ISSUES: There is no evidence of title issues.
                                           PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                           EXIT STRATEGY:
                                           ADDITIONAL INFORMATION: N/A